     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 7, 2008.

                                                              FILE NO. 033-19947

                                                                       811-02627

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 26                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 55                                                            /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             DC VARIABLE ACCOUNT-I
                                      AND
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-5445

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2008 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

  GROUP VARIABLE ANNUITY CONTRACTS                [THE HARTFORD LOGO]
  ISSUED BY HARTFORD LIFE INSURANCE COMPANY
  WITH RESPECT TO SEPARATE ACCOUNT
  DC VARIABLE ACCOUNT-I AND
  SEPARATE ACCOUNT TWO

    This prospectus sets forth information you should know before you purchase or become a Participant under the group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

    Hartford Life Insurance Company issues the Contracts in connection with Deferred Compensation Plans of tax-exempt and governmental employers. We can also issue the Contracts in connection with certain Qualified Plans of employers (generally tax-exempt and non-tax-exempt).

    We hold Contributions to Contracts issued in connection with Deferred Compensation Plans in a Separate Account known as Hartford Life Insurance Company DC Variable Account-I ("DC-I") during the period before annuity payouts start. When annuity payouts start, Contract values are held in our Separate Account that is known as Hartford Life Insurance Company Separate Account Two ("DC-II"). The Contracts may also contain additional separate accounts not described in this prospectus. These additional separate accounts are not required to be registered with the Securities and Exchange Commission.

    For Contracts issued in connection with Qualified Plans, we hold Contributions in DC-II during the period before annuity payouts start and during the period after annuity payouts start.

    The Contracts may contain a General Account option or a different General Account contract may be issued in conjunction with the Contracts. The General Account option or contract may contain restrictions. The General Account option or contract and these restrictions are not described in this prospectus. The General Account option or contract is not required to be registered with the Securities and Exchange Commission ("SEC").

    We allocate the Contributions to the "Sub-Accounts" as directed by the Contract Owner or Participant, as applicable. Sub-Accounts are divisions of a Separate Account. The Sub-Accounts purchase shares of mutual funds that have investment strategies ranging from conservative to aggressive. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE MUTUAL FUNDS. For a list of the Sub-Accounts available under the Contract, see the section entitled "The Funds".

    If you decide to become a Contract Owner or a Participant, you should keep this prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and, like this prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   a bank deposit or obligation

-   federally insured

-   endorsed by any bank or governmental agency

--------------------------------------------------------------------------------


Prospectus Dated: May 1, 2008



Statement of Additional Information Dated: May 1, 2008

                               TABLE OF CONTENTS


SECTION                                                                PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                 3
FEE TABLE                                                                 5
SUMMARY                                                                  10
PERFORMANCE RELATED INFORMATION                                          12
HARTFORD LIFE INSURANCE COMPANY                                          12
THE SEPARATE ACCOUNTS                                                    13
THE FUNDS                                                                13
GENERAL ACCOUNT OPTION                                                   16
ADDITIONAL SEPARATE ACCOUNTS OFFERED UNDER THE CONTRACTS                 17
CONTRACT CHARGES                                                         17
 Sales Charge                                                            17
 Is there ever a time when the Sales Charge does not apply?              18
 Mortality and Expense Risk and Administrative Charge                    18
 HIG Employer Sponsored IRA                                              19
 Annual Maintenance Fee                                                  19
 Premium Taxes                                                           19
 Experience Rating under the Contracts                                   19
 Negotiated Charges and Fees                                             20
 Charges of the Funds                                                    20
 Plan Related Expenses                                                   20
THE CONTRACTS                                                            20
 The Contracts Offered                                                   20
 Purchase of a Contract                                                  20
 Contract Rights and Privileges and Assignments                          21
 Pricing and Crediting of Contributions                                  21
 May I make changes in the amounts of my Contribution?                   21
 Can you transfer from one Sub-Account to another?                       21
 Dollar Cost Averaging                                                   24
 How do I know what my Participant Account is worth?                     25
 How are the underlying Fund shares valued?                              25
DEATH BENEFITS                                                           26
 Determination of the Beneficiary                                        26
 Death before the Annuity Commencement Date                              26
 Death on or after the Annuity Commencement Date                         26
SETTLEMENT PROVISIONS                                                    27
 Can payment of the Surrender value ever be postponed beyond the         27
  seven-day period?
 May I Surrender once Annuity Payouts have started?                      27
 What are Annuity Rights?                                                27
 How do I elect an Annuity Commencement Date and Annuity payout          28
  option?
 What is the minimum amount that I may select for an Annuity             28
  payout?
 How are Contributions made to establish an Annuity Account?             28
 Can a Contract be suspended by a Contract Owner?                        28
 Annuity Payout Options                                                  28
 How are Variable Annuity payouts determined?                            29
FEDERAL TAX CONSIDERATIONS                                               30
 A. General                                                              30
 B. Taxation of Hartford and the Separate Account                        30
 C. Diversification of the Separate Account                              31
 D. Tax Ownership of the Assets in the Separate Account                  31
 E. Non-Natural Persons as Owners                                        32
 F. Annuity Purchases by Nonresident Aliens and Foreign                  32
  Corporations
 G. Generation Skipping Transfer Tax                                     32
MORE INFORMATION                                                         41
 Can a Contract be modified?                                             41
 Can Hartford waive any rights under a Contract?                         41
 How Contracts are Sold                                                  41
 Who is the custodian of the Separate Accounts' assets?                  43
 Are there any material legal proceedings affecting the Separate         43
  Accounts?
 How may I get additional information?                                   43
APPENDIX I -- ACCUMULATION UNIT VALUES                                   44
APPENDIX II -- ACCUMULATION PERIOD UNDER PRIOR GROUP CONTRACTS           48
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION                50

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNIT: A unit of measure used to calculate Separate Account values before we begin to make Annuity payouts to you.

ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, CT 06089. The mailing address for correspondence concerning this Contract is P.O. Box 1583, Hartford, CT 06144-1583, except for overnight or express mail packages, which should be sent to: 200 Hopmeadow Street, Attention: IPD/Retirement Plan Service Center, Simsbury CT 06089.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant Account.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure in the Separate Account used to calculate the value of Variable Annuity payouts we make to you.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DC VARIABLE ACCOUNT I OR DC-I: Our Separate Account, Hartford Life Insurance Company DC Variable Account-I.

DC-II: Our Separate Account, Hartford Life Insurance Company Separate Account
Two.

DEFERRED COMPENSATION PLAN: A plan established and maintained in accordance with the provisions of section 457 of the Code and the regulations issued thereunder.

EMPLOYER: A governmental or tax-exempt employer maintaining a Deferred Compensation Plan for its employees or an employer sponsoring a Qualified Plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account option. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT: A term used to describe, for record keeping purposes, any employee or other eligible person electing to participate in the Deferred Compensation Plan or Qualified Plan of the Employer/Contract Owner.

PARTICIPANT ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units held by the Contract Owner on behalf of a Participant under the Contract are allocated.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PLAN: The Deferred Compensation Plan or Qualified Plan of an Employer.

PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or Contract values.

QUALIFIED PLAN: A retirement plan of an Employer that qualifies for special tax treatment under section 401, 403 or 408 of the Code.


SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.


SURRENDER: Any partial or complete withdrawal of Contract values.

TERMINATION VALUE: The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred sales charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE


    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").


    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOUR PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)                                     None
Transfer Fee (1)                                                                                            $5
Contingent Deferred Sales Charge (as a percentage of amounts Surrendered) (2)
Contracts under which variable account Contributions are held under Separate Account DC-I during the
 Accumulation Period:
  During the First through Sixth Year                                                                       5%
  During the Seventh through Eighth Year                                                                    4%
  During the Ninth through Tenth Year                                                                       3%
  During the Eleventh through Twelfth Year                                                                  2%
  During the Thirteenth Year and thereafter                                                                 0%
Contracts under which variable account Contributions are held under Separate Account DC-II during the Accumulation Period:
  During the First through Eighth Year                                                                      5%
  During the Ninth through Fifteenth Year                                                                   3%
  During the Sixteenth Year and thereafter                                                                  0%

------------

(1) The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We currently waive the Transfer Fee.


(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.


    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (DC-I)                                                                              $0
ANNUAL MAINTENANCE FEE (DC-II) (3)                                                                     $25.00
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of averagedaily Sub-Account Value) (DC-I) (4)
  Mortality and Expense Risk and Administrative Charge                                                  0.90%
  Total Separate Account Annual Expenses (DC-I)                                                         0.90%
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-AccountValue) (DC-II)
  Mortality and Expense Risk and Administrative Charge                                                  1.25%
  Total Separate Account Annual Expenses (DC-II)                                                        1.25%

------------

(3) The Annual Maintenance Fee is a single $25 charge on a Participant Account. It is deducted proportionally from the investment options in use at the time of the charge.

(4) The Mortality, Expense Risk and Administrative Charge under Separate Account DC-I is 0.75% of the average daily Sub-Account values in DC-I for contract values under eligible Contracts that exceed $50 million.

    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Annual Maintenance Fee, and Mortality and Expense Risk and Administrative Charge. See "Experience Rating under the Contracts" and "Negotiated Charges and Fees". We may also deduct a charge for Premium Taxes at the time of Surrender.

    We have issued a Contract supported by DC-II to Hartford Fire Insurance Company (a parent of Hartford) for the Hartford Insurance Group Employer Sponsored Individual Retirement Account ("HIG IRA"). We make no deductions from the HIG IRA Contract for mortality and expense risk charges; however we deduct 0.15% from the average daily Sub-Account value of the HIG IRA Contract for certain administrative undertakings. (See "HIG Employer Sponsored IRA").


    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.33%              0.90%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.


    THE NEXT TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. AS A RESULT, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE INFORMATION PRESENTED, INCLUDING ANY EXPENSE REIMBURSEMENT ARRANGEMENTS, IS BASED ON PUBLICLY-AVAILABLE INFORMATION AND IS QUALIFIED IN ITS ENTIRETY BY THE THEN CURRENT PROSPECTUS FOR EACH UNDERLYING FUND. THESE EXPENSES MAY VARY FROM YEAR TO YEAR.

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END


                        (As a percentage of net assets)



                                                               DISTRIBUTION
                                                                  AND/OR
                                            MANAGEMENT        SERVICE (12B-1)          OTHER
UNDERLYING FUND:                               FEE                 FEES*              EXPENSES
---------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
Calvert Variable Series, Inc. Social
 Balanced Portfolio --Single Class             0.425%                N/A                0.475%
HARTFORD SERIES FUND, INC.
Hartford Advisers HLS Fund -- Class IA         0.600%                N/A                0.030%
Hartford Capital Appreciation HLS Fund
 -- Class IA                                   0.630%                N/A                0.040%
Hartford Dividend and Growth HLS Fund
 -- Class IA                                   0.640%                N/A                0.030%
Hartford Index HLS Fund --Class IA             0.300%                N/A                0.030%
Hartford International Opportunities
 HLS Fund --Class IA                           0.670%                N/A                0.040%
Hartford Money Market HLS Fund --
 Class IA**                                    0.440%                N/A                0.030%
Hartford Mortgage Securities HLS Fund
 -- Class IA                                   0.450%                N/A                0.040%

                                                              CONTRACTUAL FEE        NET TOTAL
                                           TOTAL ANNUAL           WAIVER              ANNUAL
                                            OPERATING         AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                             EXPENSES          REIMBURSEMENT         EXPENSES
--------------------------------------  ----------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
Calvert Variable Series, Inc. Social
 Balanced Portfolio --Single Class             0.900%                N/A                0.900%
HARTFORD SERIES FUND, INC.
Hartford Advisers HLS Fund -- Class IA         0.630%                N/A                0.630%
Hartford Capital Appreciation HLS Fund
 -- Class IA                                   0.670%                N/A                0.670%
Hartford Dividend and Growth HLS Fund
 -- Class IA                                   0.670%                N/A                0.670%
Hartford Index HLS Fund --Class IA             0.330%                N/A                0.330%
Hartford International Opportunities
 HLS Fund --Class IA                           0.710%                N/A                0.710%
Hartford Money Market HLS Fund --
 Class IA**                                    0.470%                N/A                0.470%  (1)
Hartford Mortgage Securities HLS Fund
 -- Class IA                                   0.490%                N/A                0.490%

                                                               DISTRIBUTION
                                                                  AND/OR
                                            MANAGEMENT        SERVICE (12B-1)          OTHER
UNDERLYING FUND:                               FEE                 FEES*              EXPENSES
---------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund --Class IA             0.460%                N/A                0.030%
Hartford Total Return Bond HLS Fund --
 Class IA                                      0.460%                N/A                0.030%

                                                              CONTRACTUAL FEE        NET TOTAL
                                           TOTAL ANNUAL           WAIVER              ANNUAL
                                            OPERATING         AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                             EXPENSES          REIMBURSEMENT         EXPENSES
--------------------------------------  ----------------------------------------------------------
Hartford Stock HLS Fund --Class IA             0.490%                N/A                0.490%
Hartford Total Return Bond HLS Fund --
 Class IA                                      0.490%                N/A                0.490%



NOTES



(1) Effective January 1, 2007, HL Advisors has voluntarily agreed to waive a portion of its management fees until December 31, 2008. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.39% and the total annual operating expenses are 0.42%.



** In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

EXAMPLE


    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.


    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLES, HARTFORD ASSUMES A CONTRACT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.25%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


     EXAMPLE -- 1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $759
3 years                                                                 $1,296
5 years                                                                 $1,861
10 years                                                                $3,147



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $220
3 years                                                                   $730
5 years                                                                 $1,266
10 years                                                                $2,729



     (3) If you do not Surrender your Contract:



1 year                                                                    $246
3 years                                                                   $757
5 years                                                                 $1,294
10 years                                                                $2,761

     EXAMPLE -- 0.90% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $700
3 years                                                                 $1,120
5 years                                                                 $1,567
10 years                                                                $2,540



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $185
3 years                                                                   $571
5 years                                                                   $983
10 years                                                                $2,130



     (3) If you do not Surrender your Contract:



1 year                                                                    $185
3 years                                                                   $571
5 years                                                                   $983
10 years                                                                $2,130



CONDENSED FINANCIAL INFORMATION


--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit Values. Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-528-9009.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with a Deferred Compensation Plan. We can also issue the Contracts in connection with certain Qualified Plans.

    Contract Owners who purchased a prior series of Contracts can make Contributions to such Contracts subject to the terms and provisions of their Contracts. New Participants may be added to existing Contracts of the prior series but no new Contracts of that series will be issued. Prior Contract Owners are referred to the Appendix for a description of the Sales Charges and other expenses applicable to earlier series of Contracts.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this prospectus, be invested in selected Sub-Accounts of the Separate Account.

    During the Accumulation Period, a Contract Owner or a Participant may allocate monies held in the Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances (see "May I transfer assets between Sub-Accounts?").

WHAT ARE THE SALES CHARGES UNDER THE CONTRACT?

    We do not deduct sales charges at the time Contributions are made to the Contract. We deduct a contingent deferred sales charge ("Sales Charge") from Surrenders of or from the Contract. The amount of the Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered. Such charges will in no event exceed 8.50% when applied as a percentage against the sum of all Contributions to a Participant's Account. For Contracts under which contributions are held under Separate Account DC I, the Sales Charge is as follows:

PARTICIPANT'S CONTRACT YEARS                                      SALES CHARGE
--------------------------------------------------------------------------------
During the First through the Sixth Year                                 5%
During the Seventh through Eighth Year                                  4%
During the Ninth through Tenth Year                                     3%
During the Eleventh through Twelfth Year                                2%
During the Thirteenth Year and thereafter                               0%

    For Contracts under which contributions are held under Separate Account DC II, the Sales Charge is as follows:

PARTICIPANT'S CONTRACT YEARS                                      SALES CHARGE
--------------------------------------------------------------------------------
During the First through the Eighth Year                                5%
During the Ninth through Fifteenth Year                                 3%
During the Sixteenth Year and thereafter                                0%

    We may reduce the amount or term of the Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Sales Charges will be made in certain cases. (See "Is there ever a time when the Sales Charge does not apply?").

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Separate Accounts during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. The amount of the charge differs between DC-I and DC-II and, with respect to DC-I, depends on the value of the Contract:

                                                            SEPARATE
                                                             ACCOUNT
                                                       DC-I               DC-II
--------------------------------------------------------------------------------
Annual rate                                             0.90%              1.25%
 (Contract values of $50,000,000 or less):
Annual rate                                             0.75%              1.25%
 (Contract values in excess of $50,000,000):

    We will determine eligibility for the lower annual rate in DC-I based on the value of a Contract on the last day of each calendar quarter, each such day a "Test Date." To be eligible, the value of the Contract must exceed $50,000,000 on two successive Test Dates. A reduction in the charge for mortality, expense risk and administrative undertakings in DC-I requires a conversion period following a determination of eligibility. The conversion period will generally not exceed three months, depending on Contract Owner cooperation during the conversion period.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract at the end of a Participant's Contract Year. The maximum Annual Maintenance Fee is $25 per year and is currently assessed against any Participant Account value in DC-II. Such fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?


    We deduct during the Accumulation Period and at the time of annuitization, as appropriate, for the payment of any Premium Taxes levied against the Contract by a state or other governmental entity. (See "Contract Charges"). The Premium Tax rate varies by state or municipality and currently ranges from 0% - 3.5%.


IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of (1) the Participant's 65th birthday or (2) the Annuity Commencement Date. (See "Death Benefits").

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, we will allocate Contract values held less premium taxes, if applicable, with respect to Participants' Accounts as directed by the Contract Owner to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contracts. If applicable, we will also allocate any additional Contributions that a Contract Owner elects to make to the Annuitants' Accounts at the commencement of the Annuity Period, as directed by the Contract Owner.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment (all annuity options may not be available in all states or Contracts):

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.


- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.


- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the contract and any applicable contingent deferred sales charges.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT FOR THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    Each Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

    Hartford Advisers HLS, Hartford Total Return Bond HLS, Calvert Social Balanced, Hartford Capital Appreciation HLS, Hartford Dividend and Growth HLS, Hartford Index HLS, Hartford International Opportunities HLS, Hartford Money Market HLS, Hartford Mortgage Securities HLS, and Hartford Stock HLS Sub-Accounts may include total return in advertisements or other sales material.


    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales change, the highest charge for mortality, expense risk and administrative undertakings, and the highest Annual Maintenance Fee, where applicable.


    The Separate Accounts may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNTS.These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, expense risk and administrative undertakings, and do not take into account contingent deferred sales charges or the Annual Maintenance Fee, where applicable. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

    A Money Market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                             THE SEPARATE ACCOUNTS

    Hartford Life Insurance Company Separate Account DC Variable Account-I ("DC-I") and Hartford Life Insurance Company Separate Account Two ("DC-II") are where we set aside and invest assets of some of our annuity contracts, including the Contracts. We hold Contributions to Contracts issued in connection with Deferred Compensation Plans in DC-I during the Accumulation Period and in DC-II during the Annuity Period. We hold Contributions to Contracts issued in connection with Qualified Plans in DC-II during both the Accumulation Period and the Annuity Period. The assets of DC-I and DC-II were transferred from Hartford Variable Annuity Life Insurance Company Separate Account DC-I and Separate Account DC-II, respectively, on December 31, 1987.

    Each Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Accounts or Hartford.

    Each Separate Account meets the definition of "separate account" under federal securities law. Each Separate Account holds only assets for variable annuity contracts. Each Separate Account, respectively:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNTS. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge and Administrative Expense Charge, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you, or participants, allocate a portion of the value of a Contract to a Money Market Sub-Account, that portion of the value of the Contract may decrease in value.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this prospectus.

    We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectuses and Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

    THESE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.



FUNDING OPTION                               INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
Calvert Variable Series, Inc. Social    Seeks a achieve a competitive total     Calvert Asset Management Company, Inc.
 Balanced Portfolio -- Single Class     return through an actively managed      New Amsterdam, LLC and State Street
                                        portfolio of stocks, bonds and money    Global Advisers Management, Inc.
                                        market instruments which offer income
                                        and capital growth opportunity and
                                        which satisfy the investment and
                                        social criteria
HARTFORD SERIES FUND, INC.
Hartford Advisers HLS Fund -- Class IA  Maximum long-term total return          HL Investment Advisors, LLC
                                                                                Sub-advised by Wellington Management
                                                                                Company, LLP
Hartford Capital Appreciation HLS Fund  Growth of capital                       HL Investment Advisors, LLC
 -- Class IA++                                                                  Sub-advised by Wellington Management
                                                                                Company, LLP
Hartford Dividend and Growth HLS Fund   High level of current income            HL Investment Advisors, LLC
 -- Class IA                            consistent with growth of capital       Sub-advised by Wellington Management
                                                                                Company, LLP
Hartford Index HLS Fund -- Class IA     Seeks to provide investment results     HL Investment Advisors, LLC
                                        which approximate the price and yield   Sub-advised by Hartford Investment
                                        performance of publicly traded common   Management Company
                                        stocks in the aggregate
Hartford International Opportunities    Long-term growth of capital             HL Investment Advisors, LLC
 HLS Fund -- Class IA                                                           Sub-advised by Wellington Management
                                                                                Company, LLP
Hartford Money Market HLS Fund --       Maximum current income consistent with  HL Investment Advisors, LLC
 Class IA                               liquidity and preservation of capital   Sub-advised by Hartford Investment
                                                                                Management Company
Hartford Mortgage Securities HLS Fund   Maximum current income consistent with  HL Investment Advisors, LLC
 -- Class IA                            safety of principal and maintenance of  Sub-advised by Hartford Investment
                                        liquidity by investing primarily in     Management Company
                                        mortgage related securities
Hartford Stock HLS Fund -- Class IA     Long-term growth of capital             HL Investment Advisors, LLC
                                                                                Sub-advised by Wellington Management
                                                                                Company, LLP
Hartford Total Return Bond HLS Fund --  Competitive total return, with income   HL Investment Advisors, LLC
 Class IA                               as a secondary objective                Sub-advised by Hartford Investment
                                                                                Management Company



++ Closed to all premium payments and transfers of account value for all policies issued on or after 01/03/2005



    MIXED AND SHARED FUNDING: Shares of the Funds are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner; and

    Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.


    Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners determining the outcome of a proposal subject to a shareholder vote.


    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits will decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying funds that are offered as Sub-Accounts to your Plan through the Contract. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. These fees and payments are received by Hartford under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.50% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. They may also include administrative service fees and additional payments, expense reimbursements and compensation sometimes referred to as "revenue sharing" payments. Hartford receives these fees and payments for its own account and expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your Plan selects.

    For Example:

         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the Plan's investment in the fund.

         If the Plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per Plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the Plan's investment in the fund.

    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.

    For information on which underlying funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.


    ENDORSEMENT FEES PAID BY HARTFORD: Hartford pays fees to the organizations listed below in exchange for an endorsement of our Contract. As part of the endorsement, Hartford is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our Contract.



    Hartford also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.


    For additional information on the amount of fees and payments made by Hartford, please call
1-800-874-2502, Option 4. Written information will be provided upon request.


    Organizations Receiving Endorsement Fee Payments from Hartford:


    1.   Peace Officers Research Association of California;

    2.   The National Association of Police Officers;

    3.   Florida Police Benevolent Association, Inc.;

    4.   Police Benevolent & Protective Association of Illinois; and

    5.   Combined Law Enforcement Association of Texas.


    PAYMENTS TO INDUSTRY AND TRADE ORGANIZATIONS: As an active member of the retirement industry, Hartford makes payments to various industry and trade organizations. These payments are made in connection with Hartford's membership, sponsorship or participation in events of these organizations. Hartford makes these payments in order to communicate its position on retirement industry issues and further its position as an industry leader.


                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account option are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for the calendar quarter in which they are received. We determine the declared interest rate for any quarter. We may change the declared interest rate for any subsequent quarter in our discretion.

    We will guarantee the declared interest rate for any quarter to the end of that calendar year. Any change in the declared interest rate will be declared before the start of the quarter.

    GUARANTEED RATE OF INTEREST: For each subsequent calendar year, we will credit each Contribution with interest at a rate guaranteed for the entire year (the "Guaranteed Interest Rate"). The Guaranteed Interest Rate for a calendar year will be determined at the end of the preceding calendar year. We may, from time to time, credit interest at rates in excess of the Guaranteed Interest Rate.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred or subject to a market value adjustment.

                      ADDITIONAL SEPARATE ACCOUNTS OFFERED
                              UNDER THE CONTRACTS

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE CONTRACTS MAY CONTAIN ADDITIONAL SEPARATE ACCOUNTS. THE PORTION OF THE CONTRACT RELATING TO ADDITIONAL SEPARATE ACCOUNTS IS NOT REGISTERED UNDER THE 1933 ACT AND THE ADDITIONAL SEPARATE ACCOUNTS ARE NOT REGISTERED AS INVESTMENT COMPANIES UNDER THE 1940 ACT. NEITHER THE ADDITIONAL SEPARATE ACCOUNTS NOR ANY INTEREST IN THE ADDITIONAL SEPARATE ACCOUNTS IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING ANY OF THE ADDITIONAL SEPARATE ACCOUNTS. THE FOLLOWING DISCLOSURE ABOUT THE ADDITIONAL SEPARATE ACCOUNTS MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

    Additional separate accounts may be offered under the Contracts. These separate accounts and their sub-accounts are not described in this Prospectus. Contract fees and charges will generally apply, including contingent deferred sales charges, mortality expense risk and administrative charges, and other charges. These charges may be similar to or different from the fees and charges described in this Prospectus with respect to the Separate Accounts. If additional separate accounts are available under a Contract, you may allocate Contract values to sub-accounts within the additional separate accounts, subject to any restrictions that may apply. Call 1-800-528-9009 for more information on additional separate accounts.

                                CONTRACT CHARGES

    SALES CHARGE: The purpose of the Sales Charge is to cover expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to distributing organizations and their sales personnel, and

       -   other distribution related activities.

    If the Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    There is no deduction for Sales Charge at the time Contributions are made to the Contract. The Sales Charge is deducted from Surrenders of or from the Contract. The amount of the Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered. Such charges will in no event exceed 8.50% when applied as a percentage against the sum of all Contributions to a Participant's Account. For Contracts for which contributions are held under DC-I during the Accumulation Period, the following Sales Charges will be deducted as follows:

PARTICIPANT'S CONTRACT YEARS                                      SALES CHARGE
--------------------------------------------------------------------------------
During the First through the Sixth Year                                 5%
During the Seventh through Eighth Year                                  4%
During the Ninth through Tenth Year                                     3%
During the Eleventh through Twelfth Year                                2%
Thirteenth Year and thereafter                                          0%

    For Contracts for which contributions are held under DC-II during the Accumulation Period, the following Sales Charges will be deducted as follows:

PARTICIPANT'S CONTRACT YEARS                                      SALES CHARGE
--------------------------------------------------------------------------------
During the First through the Eighth Year                                5%
During the Ninth through Fifteenth Year                                 3%
Sixteenth Year and thereafter                                           0%

    We may reduce the amount or term of the Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Sales Charge.

    If you request a partial Surrender and ask for a specific dollar amount, the Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

IS THERE EVER A TIME WHEN THE SALES CHARGE DOES NOT APPLY?

    We will waive the Sales Charge for certain Eligible Surrenders. An Eligible Surrender is a withdrawal that is (1) made because of a Qualifying Event and (2) payable directly to the Participant, or if applicable, the Beneficiary. A Qualifying Event is the Participant's:

       -   death;

       -   financial hardship, as defined in the Plan;

       -   severance from employment; or

       -   retirement.

    A transfer to a Plan funding vehicle issued by another investment provider is not an Eligible Surrender. The Sales Charge does not apply to a transfer of Contract values from this Contract to another group annuity contract issued by us or one of our affiliates. This waiver may not be available in all States.

    No deduction for the Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a Participant directed investment account under the Plan that you identify and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states or in all Contracts.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Separate Accounts during the life of the Contract. The amount of the charge differs between DC-I and DC-II and, with respect to DC-I, depends on the value of the Contract:

                                                                SEPARATE ACCOUNT
                                                               DC-I          DC-II
-----------------------------------------------------------------------------------
Annual rate
 (Contract values of $50,000,000 or less):                      0.90%         1.25%
Annual rate
 (Contract values in excess of $50,000,000):                    0.75%         1.25%

    We determine a Contract's eligibility for the lower charge in DC-I based on the value of the Contract on the last day of each calendar quarter. We call that day a "Test Date". To be eligible, the value of the Contract must exceed $50,000,000 on two successive Test Dates. A reduction in the mortality and expense risk and administrative charge in DC-I requires a conversion period following a determination of eligibility. The conversion period generally takes up to three months, depending on Contract Owner cooperation during the conversion period.

    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

       - MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

       - MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

       - EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

    We also provide various administrative support services for Plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    HIG EMPLOYER SPONSORED IRA: We have issued a Contract to Hartford Fire Insurance Company (a parent company of Hartford) who acts as custodian for the Hartford Insurance Group ("HIG") Employer Sponsored Individual Retirement Account ("HIG IRA"). We do not deduct mortality and expense risk charges from the Separate Account's assets in connection in the HIG IRA; however we make a deduction of 0.15% from the assets of the HIG IRA for certain administration undertakings. All costs of the mortality and expense risk undertakings and the reduction in charges for the administrative undertakings are being assumed by HIG since this plan is only available to HIG employees and is intended to be an additional benefit to eligible HIG employees. The HIG IRA is not unfairly discriminatory against any person, including the affected Contract Owners or Participants, in that the HIG IRA does not affect present or future charges, rights, benefits or contract values.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under the Contracts. Currently, there is an Annual Maintenance Fee of $25 assessed against any Participant's Account value in Separate Account DC-II. The Annual Maintenance Fee may be reduced or waived (see "Contract Charges -- Experience Rating Under the Contracts" and "Negotiated Charges and Fees").


    PREMIUM TAXES: We deduct a charge for Premium Tax, if applicable, imposed by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.


    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Accounts under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. For Contracts issued for the HIG IRA, experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Sales Charges, an increase in the rate of interest credited under the Contract, a payment to be allocated as directed by the Contract Owner, or any combination of the foregoing. For all other Contracts, experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable sales charges, a reduction in the term of the annual maintenance fee or transfer fee, or any combination of the following. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Participants in Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

    PLAN RELATED EXPENSES: We can agree with the Contract Owner to be directed to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan related expenses including, but not limited to, fees to consultants, auditors and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include such amounts as an adjustment to the charge for administrative undertakings for a Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts. They are designed to fund certain Deferred Compensation Plans established under section 457 of the Code for employees and other eligible service providers of states and their political subdivisions and certain other organizations exempt from taxation. The Contracts may also be issued in connection with certain Qualified Plans, including annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to section 403(b) of the Code. We can also offer contracts in connection with Individual Retirement Annuity Plans under section 408 of the Code.

    For Deferred Compensation Plans established under section 457 of the Code for the benefit of any organization that is exempt from the federal income tax, other than a governmental unit, all amounts of compensation deferred under the Plan, all property and rights purchased with such amounts, and all income attributable to such amounts, property, or rights, remain (until made available to a Participant or other Beneficiary) solely the property and the rights of the Contract Owner (without being restricted to the provision of benefits under the Plan), subject only to the claims of the Contract Owner's general creditors.

    For Deferred Compensation Plans that are Plans established under section 457(b) of the Code by a state, a political subdivision of a state, or any agency or instrumentality of a state or political subdivision of a state after August 20, 1996, the assets and income of the Plan must be held in trust for the exclusive benefit of the Participants and the Beneficiaries of the Plan. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Such Deferred Compensation Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to Deferred Compensation Plans under section 457(f) of the Code.

    PURCHASE OF A CONTRACT: A single group Contract is issued to the Contract Owner, covering all present and future participating employees and other eligible persons providing services to the Employer. The Contracts provide for variable (Separate Account) Contributions and allocations to the General Account during the Accumulation Period. The Contract Owner can direct that a Participant Account be established for each Participant for purposes of determining benefits payable under the Plan.

    CONTRACT RIGHTS AND PRIVILEGES AND ASSIGNMENTS: The Contract belongs to the Contract Owner. However, under certain Deferred Compensation Plans, the Contract Owner must hold the Contract for the exclusive benefit of the Plan's Participants and Beneficiaries. The Contract Owner's rights and privileges may only be exercised in a manner that is consistent with the written Plan adopted by the Contract Owner. Under certain circumstances, the Contract Owner's interest in the Contract may be assigned. However, amounts held under a Contract on behalf of a Participant are nontransferable and cannot be assigned.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If your application or other necessary information is incomplete when received, your initial Contribution will be credited to your Participant Account not later than two Valuation Days after the application is made complete. However, if an incomplete application is not made complete within five Valuation Days of its initial receipt, the Contribution will be immediately returned unless we inform the Contract Owner of the delay and the Contract Owner tells us not to return it.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes, however the minimum Contribution that may be made at any one time on behalf of a Participant is $30 unless the Employer's Plan provides otherwise. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Accounts. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?


    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.


    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.


    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.


    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

FOR EXAMPLE:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service. Once you reach the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    The Contracts provide for a Transfer Fee of $5 that applies to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee.

    We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:


    FUND TRADING POLICIES


    You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. These penalties will affect a Contract Owner's or Participant's ability to purchase shares of the underlying funds. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

    Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.


       - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.


    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

    GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, may be prohibited. We do not currently enforce this prohibition.

       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, may be prohibited. We do not currently enforce this prohibition.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

    We apply these restrictions to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

    TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at monthly, semi-monthly, quarterly, semi-annual or annual intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A

Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the monthly, quarterly, semi-annual or annual anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Money Market Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.


    Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".


    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account is calculated by dividing (a) by (b) and subtracting (c) where:

(a) is the net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day.

(b) is the net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

(c) is the daily factor representing the mortality and expense risk charge and any applicable administration charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period, and any other applicable charge.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

       - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the Termination Value of your Participant Account determined as of the day we receive Due Proof of Death or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders. "Termination Value" means the value of a Participant's Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred sales charges.

       - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary will receive the Termination Value of your Participant Account as of the Date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT: If the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY(IES). DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payout options under the Separate Account (see "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (see "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) SEPARATED FROM SERVICE, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER AND PARTICIPANTS. THE CONTRACT OWNER AND PARTICIPANTS, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, the Contract Owner will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity payout options"). At any time in the interim, a Contract Owner may Surrender the Participant's Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity payout options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the net Termination Value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable contingent deferred sales charges from the partial Surrender (see "Contract Charges").

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Except with respect to Annuity Payout Option 5 (on a variable payout), once Annuity payouts have commenced for an Annuitant, no Surrender of the Annuity benefit can be made for the purpose of receiving a partial withdrawal or a lump sum settlement. Any Surrender out of Annuity payout Option 5 will be subject to a Sales Charge, if applicable.

    WHAT ARE ANNUITY RIGHTS?

    Annuity Rights entitle the Contract Owner to have Annuity payments made at the rates set forth in the Contract at the time of issue. Such rates are applicable to all amounts held in a Participant Account during the Accumulation Period which do not exceed a limit of five times the gross Contributions made to that Participant Account during the Accumulation Period. Any amounts in excess of this limit may be applied at Annuity rates then being offered by us.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYMENT OPTION?

    The Contract Owner selects an Annuity Commencement Date, usually between a Participant's 50th and 75th birthdays, and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 75th birthday, or an earlier date if prescribed by applicable law. In the absence of a written election to the contrary, the Annuity Commencement Date will be the first day of the month coinciding with or next following the Participant's 75th birthday.

    The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Contract Owner does not elect otherwise, we reserve the right to begin Annuity payouts at age 75 under Option 2 with 120 monthly payments certain. Annuity payouts will depend on the investment allocation of your Participant Account in effect on the Annuity Commencement Date. However, unless required by applicable law, we will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2 (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20 we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values and any allowable additional Contributions made by the Contract Owner for the purpose of effecting Annuity payments under the Contract are, based upon the information received from the Contract Owner, applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    For Contracts issued to Deferred Compensation Plans, at the end of the Accumulation Period there is an automatic transfer of all DC-I values from the Participant's Account to DC-II to establish an Annuitant's Account with respect to DC-II. Such a transfer is effected by a transfer of ownership of DC-I interests in the underlying securities to DC-II. The value of a Participant's Account that is transferred to DC-II will be without application of any sales charges or other expenses, with the exception of charges for any applicable Premium Taxes.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

ANNUITY PAYMENT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)      =                                        total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)      =       number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.


- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.


- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders are subject to the limitations set forth in the Contract and any applicable contingent deferred sales charges. (See "Contract Charges").

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS BY THE ANNUITANT ARE PERMITTED AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                                                                 $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                                                      6.13
 C.  Initial monthly payment (A x B / 1,000)                                                                $856.87
 D.  Annuity Unit Value                                                                                       3.125
 E.  Number of monthly annuity units (C / D)                                                                274.198
 F.  Assume annuity unit value for second month equal to                                                      2.897
 G.  Second monthly payment (F x E)                                                                         $794.35
 H.  Assume annuity unit value for third month equal to                                                       3.415
 I.  Third month payment (H x E)                                                                            $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    Since the federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

    Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable

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contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

              INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS


    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.



    THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.



    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.



    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.



1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").



    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.



    a. TRADITIONAL IRAS



    Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

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    You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.



    IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    b. SEP IRAS



    Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    c. SIMPLE IRAS



    The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.



    If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.



    d. ROTH IRAS



    Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(K) PLAN



    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.



    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



3. TAX SHELTERED ANNUITY UNDER SECTION 403(B) ("TSA")



    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit (e.g., $46,000 in 2008) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. The general annual elective deferral limit for a TSA participant after 2005 is $15,000. In addition, for years after 2006 this $15,000 limit will be indexed for cost-of-living adjustments under Code Section 402(g)(4) at $500 increments. For any such participant age 50 or older, the contribution limit after 2005 generally is increased by an additional $5,000 under Code Section 414(v). For years after 2006 this "over-50 catch-up" $5,000 limit also will be indexed for cost-of-living adjustments under Code Section 414(v)(2)(C) at $500 increments. Special provisions may allow certain employees different overall limitations.



    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:



        a.   after the employee reaches age 59 1/2;



        b.  upon the employee's separation from service;



        c.   upon the employee's death or disability;



        d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed); or



        e. as a qualified reservist distribution upon certain calls to active duty.


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


    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).



    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. ' 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.



4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")



    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter. The $15,000 limit will be indexed for cost-of-living adjustments at $500 increments. The Plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, with an eligible Deferred Compensation Plan for a governmental employer, the contribution limitation may be increased under Code
Section 457(e)(18) to allow certain "catch-up" contributions for individuals who have attained age 50, but only one "catch-up" may be used in a particular year. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

    Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).



5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS



    Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.



    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



6. PENALTY TAXES FOR QUALIFIED PLANS



    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.



    a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS



    Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:



        (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;



        (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);



        (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;



        (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);



        (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

        (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or



        (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.



    In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:



        (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



        (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or



        (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).



    If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



    For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.



    b. RMDS AND 50% PENALTY TAX



    If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.



    An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --



        (i)  the calendar year in which the individual attains age 70 1/2, or



        (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



    The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --



        (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or



        (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.



    If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.



    If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



    The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



    The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.



    In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.



7. TAX WITHHOLDING FOR QUALIFIED PLANS



    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."



    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.



    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



8. ROLLOVER DISTRIBUTIONS



    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.



    For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions) and certain other conditions to maintain the applicable tax qualification are satisfied (e.g., as described above for TSA exchanges after September 24, 2007). Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



    By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.



    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code
Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --



        a.   an RMD amount;



        b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or



        c.   any distribution made upon hardship of the employee.



    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.



    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).



    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We reserve the right to modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.


    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.



    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2007. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

    For individual and group Contracts, up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.


ADDITIONAL PAYMENTS



    Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.



ADDITIONAL PAYMENT TYPE                                             WHAT IT'S USED FOR
----------------------------------------------------------------------------------------------------------------------------------
Access                   Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment    Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                Joint marketing campaigns and/or Financial Intermediary event advertising/ participation; sponsorship of
                         Financial Intermediary sales contests and/or promotions in which participants (including Registered
                         Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense        Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Allowances
Support                  Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services
                         (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Targets                  Pay for the achievement of sales or assets under management targets.
Training                 Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility               Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                   Pay for the overall volume of their sales or the amount of money investing in our products.



    For individual and group Contracts, as of December 31, 2007, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities:



    A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc.), Bancwest Investment Services, Inc., Cadaret, Grant & Co., Inc., Capital Analyst Inc., Centaurus Financial, Inc., Citigroup, Inc. (various divisions and affiliates), Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crown Capital Securities, L.P., Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Tennessee Bank, First Tennessee Brokerage, Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc.,
H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Heim & Young Securities, Huntington Investment Company, Independent Financial Group LLC, Infinex Financial Group, ING Advisors Network, (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest

Financial Services, Inc.,), Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, James T. Borello & Co., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, LaSalle Financial Services, Inc., Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Pension Planners Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., RDM Investment Svcs Inc., Robert W. Baird & Co. Inc., Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific, Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Sun Trust Bank, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Triad Advisors, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wachovia Securities, LLC (various divisions), Walnut Street Securities, Inc., Wells Fargo Brokerage Services, L.L.C., WaMu Investments, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), XCU Capital Corporation, Inc.



    Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.



    For individual and group Contracts, as of December 31, 2007, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: A I M Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



    For individual and group Contracts, for the fiscal year ended December 31, 2007, Additional Payments did not in the aggregate exceed approximately $66.4 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.06% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $15.8 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period.


    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNTS' ASSETS?

    Hartford is the custodian of the Separate Accounts' assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNTS?


    There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future legal proceeding or regulatory action, we do not expect any of these actions to result in a material adverse effect on the Company or its Separate Accounts.


    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically by Internet through our website at retire.hartfordlife.com.

    You can find financial statements of the Separate Accounts and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

                     APPENDIX I -- ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNTS INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.90%
              (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)


HARTFORD LIFE INSURANCE COMPANY



                                                                      YEAR ENDED DECEMBER 31,
                                           2007             2006             2005             2004             2003
---------------------------------------------------------------------------------------------------------------------------
DC-I
CALVERT SOCIAL PORTFOLIO SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $3.619           $3.357           $3.206           $2.988           $2.527
Accumulation unit value at end of
 period                                     $3.685           $3.619           $3.357           $3.206           $2.988
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    117              121              122              269              277
HARTFORD ADVISERS HLS FUND SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $7.862           $7.166           $6.743           $6.559           $5.585
Accumulation unit value at end of
 period                                     $8.309           $7.862           $7.166           $6.743           $6.559
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    557              622              730            1,611            1,845
HARTFORD CAPITAL APPRECIATION HLS FUND
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                 $22.514          $19.481          $17.013          $14.381          $10.192
Accumulation unit value at end of
 period                                    $26.067          $22.514          $19.481          $17.013          $14.381
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    256              312              323            1,282            1,545
HARTFORD DIVIDEND AND GROWTH HLS FUND
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $3.652           $3.061           $2.915           $2.617           $2.082
Accumulation unit value at end of
 period                                     $3.918           $3.652           $3.061           $2.915           $2.617
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    270              354              428            1,696            2,028
HARTFORD INDEX HLS FUND SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $5.594           $4.889           $4.721           $4.315           $3.398
Accumulation unit value at end of
 period                                     $5.832           $5.594           $4.889           $4.721           $4.315
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    208              205              233              935            1,411
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $2.674           $2.168           $1.909           $1.631           $1.237
Accumulation unit value at end of
 period                                     $3.377           $2.674           $2.168           $1.909           $1.631
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    531              516              275              868            1,054

                                                                   YEAR ENDED DECEMBER 31,
                                           2002             2001             2000             1999             1998
--------------------------------------  ------------------------------------------------------------------------------
DC-I
CALVERT SOCIAL PORTFOLIO SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $2.903           $3.147           $3.282           $2.946           $2.558
Accumulation unit value at end of
 period                                     $2.527           $2.903           $3.147           $3.278           $2.946
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  1,492            2,376            2,802            3,422            4,128
HARTFORD ADVISERS HLS FUND SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $6.537           $6.917           $7.040           $6.417           $5.194
Accumulation unit value at end of
 period                                     $5.585           $6.537           $6.917           $7.040           $6.417
Number of accumulation units
 outstanding at end of period (in
 thousands)                                 13,280           22,751           27,168           39,236           47,446
HARTFORD CAPITAL APPRECIATION HLS FUND
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                 $12.807          $13.886          $12.388           $9.084           $7.938
Accumulation unit value at end of
 period                                    $10.192          $12.807          $13.886          $12.375           $9.084
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  8,417           12,922           15,371           18,083           22,192
HARTFORD DIVIDEND AND GROWTH HLS FUND
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $2.450           $2.576           $2.345           $2.244           $1.945
Accumulation unit value at end of
 period                                     $2.082           $2.450           $2.576           $2.343           $2.244
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  8,734           10,227            9,286           12,965           16,183
HARTFORD INDEX HLS FUND SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $4.421           $5.087           $5.672           $4.750           $3.743
Accumulation unit value at end of
 period                                     $3.398           $4.421           $5.087           $5.672           $4.750
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  7,421           11,155           12,764           15,841           17,132
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $1.520           $1.888           $2.300           $1.658           $1.478
Accumulation unit value at end of
 period                                     $1.237           $1.520           $1.888           $2.298           $1.658
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  4,747            7,084            8,280           11,299           13,483

                                                                      YEAR ENDED DECEMBER 31,
                                           2007             2006             2005             2004             2003
---------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $3.562           $3.433           $3.368           $3.367           $3.372
Accumulation unit value at end of
 period                                     $3.705           $3.562           $3.433           $3.368           $3.367
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    273              115              118              240              303
HARTFORD MORTGAGE SECURITIES HLS FUND
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $3.835           $3.696           $3.644           $3.531           $3.483
Accumulation unit value at end of
 period                                     $3.929           $3.835           $3.696           $3.644           $3.531
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     72               87               99              253              287
HARTFORD STOCK HLS FUND SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                 $21.705          $19.102          $17.583          $17.032          $13.588
Accumulation unit value at end of
 period                                    $22.780          $21.705          $19.102          $17.583          $17.032
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     74               89              108              538              706
HARTFORD TOTAL RETURN BOND HLS FUND
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $7.348           $7.075           $6.968           $6.721           $6.288
Accumulation unit value at end of
 period                                     $7.623           $7.348           $7.075           $6.968           $6.721
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     91              154              162              409              468

                                                                   YEAR ENDED DECEMBER 31,
                                           2002             2001             2000             1999             1998
--------------------------------------  ------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $3.353           $3.257           $3.100           $2.980           $2.856
Accumulation unit value at end of
 period                                     $3.372           $3.353           $3.257           $3.097           $2.980
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  2,912            4,141            4,305            5,456            5,827
HARTFORD MORTGAGE SECURITIES HLS FUND
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $3.250           $3.051           $2.794           $2.774           $2.623
Accumulation unit value at end of
 period                                     $3.483           $3.250           $3.051           $2.791           $2.774
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  2,650            2,268            1,774            2,469            2,804
HARTFORD STOCK HLS FUND SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                 $18.100          $20.809          $22.612          $19.028          $14.385
Accumulation unit value at end of
 period                                    $13.588          $18.100          $20.809          $22.589          $19.028
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  4,707            8,002            9,976           13,255           14,979
HARTFORD TOTAL RETURN BOND HLS FUND
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $5.764           $5.351           $4.827           $4.965           $4.633
Accumulation unit value at end of
 period                                     $6.288           $5.764           $5.351           $4.822           $4.965
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  3,133            3,479            2,770            3,733            4,377

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 1.25%
              (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)



                                                                      YEAR ENDED DECEMBER 31,
                                           2007             2006             2005             2004             2003
---------------------------------------------------------------------------------------------------------------------------
DC-II
CALVERT SOCIAL BALANCED PORTFOLIO
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $3.443           $3.156           $2.936           $2.744           $2.326
Accumulation unit value at end of
 period                                     $3.339           $3.443           $3.156           $2.936           $2.744
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    803               23            1,088            1,135            1,171
HARTFORD ADVISERS HLS FUND SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $7.779           $7.090           $6.690           $6.514           $5.475
Accumulation unit value at end of
 period                                     $8.209           $7.779           $7.090           $6.690           $6.514
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  4,121            4,326            5,812            6,667            7,334
HARTFORD CAPITAL APPRECIATION HLS FUND
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                 $22.511          $19.243          $16.962          $14.347           $9.983
Accumulation unit value at end of
 period                                    $25.990          $22.511          $19.243          $16.962          $14.347
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  5,343            5,640            6,931            7,640            7,972
HARTFORD DIVIDEND AND GROWTH HLS FUND
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $3.543           $2.963           $2.831           $2.548           $2.033
Accumulation unit value at end of
 period                                     $3.767           $3.543           $2.963           $2.831           $2.548
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  6,232            1,514            7,707            8,285            8,615
HARTFORD INDEX HLS FUND SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $5.724           $4.644           $4.543           $4.381           $3.412
Accumulation unit value at end of
 period                                     $5.904           $5.724           $4.644           $4.543           $4.381
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  4,181            4,416            6,422            7,503            7,370
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $2.679           $2.154           $1.898           $1.611           $1.208
Accumulation unit value at end of
 period                                     $3.362           $2.679           $2.154           $1.898           $1.611
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  4,518            3,856            4,623            4,882            4,535

                                                                   YEAR ENDED DECEMBER 31,
                                           2002             2001             2000             1999             1998
--------------------------------------  ------------------------------------------------------------------------------
DC-II
CALVERT SOCIAL BALANCED PORTFOLIO
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $2.681           $2.917           $3.049           $2.750           $2.396
Accumulation unit value at end of
 period                                     $2.326           $2.681           $2.917           $3.049           $2.750
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  1,116            1,243            1,224            1,275            1,263
HARTFORD ADVISERS HLS FUND SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $6.427           $6.822           $6.956           $7.968           $6.061
Accumulation unit value at end of
 period                                     $5.475           $6.427           $6.822           $6.956           $7.968
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  6,814            7,844            8,069            9,079            8,737
HARTFORD CAPITAL APPRECIATION HLS FUND
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                 $12.583          $13.686          $12.234           $9.660           $7.896
Accumulation unit value at end of
 period                                     $9.983          $12.583          $13.686          $12.234           $9.660
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  6,766            7,417            7,460            7,471            7,529
HARTFORD DIVIDEND AND GROWTH HLS FUND
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $2.400           $2.533           $2.311           $2.222           $1.933
Accumulation unit value at end of
 period                                     $2.033           $2.400           $2.533           $2.311           $2.222
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  8,223            8,241            7,940            8,180            8,151
HARTFORD INDEX HLS FUND SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $4.436           $5.104           $5.683           $4.755           $3.743
Accumulation unit value at end of
 period                                     $3.412           $4.436           $5.104           $5.672           $4.755
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  6,527            7,190            7,302            7,381            6,392
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $1.490           $1.857           $2.268           $1.642           $1.469
Accumulation unit value at end of
 period                                     $1.208           $1.490           $1.857           $2.268           $1.642
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  3,967            4,072            4,095            4,448            4,166

                                                                      YEAR ENDED DECEMBER 31,
                                           2007             2006             2005             2004             2003
---------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $3.492           $3.366           $3.307           $3.301           $3.288
Accumulation unit value at end of
 period                                     $3.628           $3.492           $3.366           $3.307           $3.301
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  1,282            1,011            1,194            1,326            1,451
HARTFORD MORTGAGE SECURITIES HLS FUND
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $3.821           $3.688           $3.631           $3.523           $3.401
Accumulation unit value at end of
 period                                     $3.918           $3.821           $3.688           $3.631           $3.523
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    683              742              909            1,073            1,142
HARTFORD STOCK HLS FUND SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                 $20.561          $18.169          $15.973          $16.095          $13.278
Accumulation unit value at end of
 period                                    $20.540          $20.561          $18.169          $15.973          $16.095
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  3,867            2,203            3,169            6,042            6,517
HARTFORD TOTAL RETURN BOND HLS FUND
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $7.171           $6.902           $6.845           $6.610           $6.141
Accumulation unit value at end of
 period                                     $7.460           $7.171           $6.902           $6.845           $6.610
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  1,763            1,362            1,922            2,294            2,487

                                                                   YEAR ENDED DECEMBER 31,
                                           2002             2001             2000             1999             1998
--------------------------------------  ------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $3.282           $3.199           $3.053           $2.947           $2.834
Accumulation unit value at end of
 period                                     $3.288           $3.282           $3.199           $3.053           $2.947
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  1,562            1,418            1,238            1,478            1,567
HARTFORD MORTGAGE SECURITIES HLS FUND
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $3.184           $3.000           $2.754           $2.747           $2.606
Accumulation unit value at end of
 period                                     $3.401           $3.184           $3.000           $2.754           $2.747
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  1,039              802              720              845              891
HARTFORD STOCK HLS FUND SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                 $17.746          $20.472          $22.297          $22.925          $19.873
Accumulation unit value at end of
 period                                    $13.278          $17.746          $20.472          $22.297          $22.925
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  3,587            3,941            4,171            4,584            4,483
HARTFORD TOTAL RETURN BOND HLS FUND
 SUB-ACCOUNT
Accumulation unit value at beginning
 of period                                  $5.649           $5.267           $4.758           $4.917           $4.604
Accumulation unit value at end of
 period                                     $6.141           $5.649           $5.263           $4.758           $4.917
Number of accumulation units
 outstanding at end of period (in
 thousands)                                  1,845            1,830            1,541            1,773            1,804

                                  APPENDIX II
                        ACCUMULATION PERIOD UNDER PRIOR
                                GROUP CONTRACTS

    Such contracts are no longer being issued. Contract Owners may continue to make Contributions to the contracts subject to the following charges.

A. DEDUCTIONS UNDER THE PRIOR GROUP CONTRACTS FOR SALES EXPENSES, THE MINIMUM DEATH BENEFIT GUARANTEE AND ANY APPLICABLE PREMIUM TAXES.

         Contributions made to a Participant's Individual Account pursuant to the terms of the prior contracts are subject to the following deductions:

                                                                                                MINIMUM             TOTAL AS %
AGGREGATE CONTRIBUTION AMOUNTS TO THE                 TOTAL                 SALES                DEATH                OF NET
SUB-ACCOUNTS' INVESTED                              DEDUCTION             EXPENSES              BENEFIT               AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
DEDUCTIONS                                                                     PORTION REPRESENTING
On the first $2,500                                   7.00%                 6.25%                 .75%                 7.53%
On the next $47,500                                   3.50%                 2.75%                 .75%                 3.63%
On the next $50,000                                   2.00%                 1.25%                 .75%                 2.04%
On the excess over $100,000                           1.00%                  .25%                 .75%                 1.01%

------------

*   This illustration does not assume the payment of any Premium Taxes.

    Under the schedule of deductions shown above, all amounts contributed on behalf of a Participants Individual Account to the Bond Fund and Stock Fund Sub-Accounts are aggregated to determine if a particular level of deductions has been reached. Thus, if a Contribution has been made on behalf of a Participant's Account in the amount of $100 and total Contributions of $2,450 have already been made on his or her behalf, the first $50 of the payment will be subject to a deduction of 7.00% and the remainder to a percentage of 3.50%.

    Notwithstanding the above, on variable only contracts and on combination fixed and/or variable contracts where the annualized stipulated purchase payments or Contributions with respect to all Participants shall equal or approximate $250,000 at the end of the second anniversary of the contract, the sales and minimum death benefits deduction on the aggregate Contributions up to and including $2,500 with respect to each Participant shall be at the rate of 5% rather than 7%.

    Hartford reserves the right to limit any increase in the Contributions made to a Participant's Individual Account to not more than three times the total Contributions made on behalf of such Participant during the initial 12 consecutive months of the Account's existence under the contract of the present guaranteed deduction rates. Increases in excess of those described will be accepted only with the consent of Hartford and subject to the then current deductions being made for sales charges, the Minimum Death Benefit guarantee and mortality and expense undertaking.

    Each contract provides for experience rating of the deduction for sales expenses and/or the Annual Maintenance Fee. In order to experience rate a contract, actual sales costs applicable to a particular contract are determined. If the costs exceed the amounts deducted for such expenses, no additional deduction will be made. If, however, the amounts deducted for such expenses exceed actual costs, Hartford, in its discretion, may allocate all, a portion, or none of such excess as an experience rating credit. If such an allocation is made, the experience credit will be made as considered appropriate: (1) by a reduction in the amount deducted from subsequent contributions for sales expenses; (2) by the crediting of a number of additional Accumulation Units or by Annuity Units, as applicable, without deduction of any sales or other expenses therefrom; (3) or by waiver of the Annual Maintenance Fees or by a combination of the above. To date experience rating credits have been provided on certain cases.

B. DEDUCTIONS FOR MORTALITY, EXPENSE RISK ADMINISTRATIVE UNDERTAKINGS, ANNUAL CONTRACT FEE AND PREMIUM TAXES

1. MORTALITY AND EXPENSE RISK UNDERTAKINGS

    Although variable annuity payments made under the contracts will vary in accordance with the investment performance of the Fund shares, the payments will not be affected by (a) Hartford's actual expenses, if greater than the deductions provided for in the contracts, or (b) Hartford's actual mortality experience among Annuitants after retirement because of the expense and mortality undertakings by Hartford.

    In providing an expense undertaking, Hartford assumes the risk that the deductions for sales expenses, the Annual Maintenance Fee and the Minimum Death Benefit during the Accumulation Period may be insufficient to cover the actual costs of providing such items.

    The mortality undertaking provided by Hartford under the contracts, assuming the selection of one of the forms of life annuities, is to make monthly annuity payments (determined in accordance with the annuity tables and other provisions contained in the contract) to Contract Owners or Annuitant's Accounts regardless of how long an Annuitant may live and regardless of how long all Annuitants as a group may live. This undertaking assures a Contract Owner that neither the longevity of an Annuitant nor an improvement in life expectancy will have any adverse effect on the monthly annuity payments the Employees will receive under the contract. It thus relieves the Contract Owner from the risk that Participants in the Plan will outlive the funds accumulated.

    The mortality undertaking is based on Hartford's actuarial determination of expected mortality rates among all Annuitants. If actual experience among Annuitants deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its contract obligations. In that event, a loss will fall on Hartford. Conversely, if longevity among Annuitants is lower than anticipated, a gain will result to Hartford.

    For assuming these risks Hartford makes a minimum daily charge against the value of the average daily assets held under DC-I and DC-II, as appropriate, of 1.25% with respect to the Bond Fund, Stock Fund and Money Market Fund Sub-Accounts where available, on an annual basis. This rate may be periodically increased by Hartford subject to a maximum annual rate of 2.00%. However, no increase will occur unless the Securities and Exchange Commission first approves this increase.

2. ANNUAL MAINTENANCE FEE

    There will be an Annual Maintenance Fee deduction in the amount of $10.00 from the value of each such Participant's Individual Account under the contracts, except as set forth below.

    This fee will be deducted from the value of each such account on the last business day of each calendar year; provided, however, that if the value of a Participant's Individual Account is redeemed in full at any time before the last business day of the each Participant's Contract year, then the Annual Maintenance Fee charge will be deducted from the proceeds of such redemption. No contract fee deduction will be made during the Annuity Payment period under the contracts.

    In the event that the Contributions made on behalf of a Participant are allocated partially to the fixed annuity portion of the Participant's Individual Account and partially to the variable annuity portion of the Participant's Individual Account, then the Annual Maintenance Fee will be deducted first from the value of the fixed annuity portion of the Participant's Individual Account. If the value of the fixed annuity portion of the Participant's Individual Account is insufficient to pay the fee, then any deficit will be deducted from the value of the variable annuity portion of the Participant's Individual Account in the following manner: if there are no accumulation units in the General Account or if their value is less than $10.00, the General Account portion of an account will be made against values held in the Stock Fund Sub-Account of DC-I. If the Stock Fund Sub-Account values are insufficient to cover the fee, the fee shall be deducted from the account values held in the Bond Fund Sub-Account of DC-I. The fee is not applicable to the Money Market Fund Sub-Account where available. In the even that the Contributions made on behalf of a Participant are allocated partially to the General Account and partially to the Separate Account, the Annual Maintenance Fee will be charged against the Separate Account and General Account on a pro rata basis.

3. PREMIUM TAXES

    A deduction is also made for Premium Taxes, if applicable. On any contract subject to Premium Taxes, the tax will be deducted from Contributions when received, from the proceeds at Surrender, or from the amount applied to effect an annuity at the time annuity payments commence.

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                                  PAGE
-----------------------------------------------------------------------------
GENERAL INFORMATION                                                         2
 Safekeeping of Assets                                                      2
 Experts                                                                    2
 Non-Participating                                                          2
 Misstatement of Age or Sex                                                 2
 Principal Underwriter                                                      2
PERFORMANCE RELATED INFORMATION                                             2
 Total Return for all Sub-Accounts                                          2
 Yield for Sub-Accounts                                                     3
 Money Market Sub-Accounts                                                  3
 Additional Materials                                                       3
 Performance Comparisons                                                    3
FINANCIAL STATEMENTS                                                     SA-1

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

           a.   attained age 59 1/2

           b.  severance from employment

           c.   died, or

           d.  become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583


    Please send a Statement of Additional Information for Separate Account DC-I and Separate Account Two (DC-II) (Form HV-1009-41) to me at the following address:


--------------------------------------------------------------------------------
                                      Name
--------------------------------------------------------------------------------
                                    Address
--------------------------------------------------------------------------------
 City/State                                                           Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

               DC VARIABLE ACCOUNT-I AND SEPARATE ACCOUNT TWO (DC-II)

                          GROUP VARIABLE ANNUITY CONTRACTS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 1, 2008
Date of Statement of Additional Information: May 1, 2008


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2007 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 20, 2008 and the statements of assets and liabilities of Hartford Life Insurance Company DC Variable Account I and Hartford Life Insurance Company Separate Account Two (the "Accounts") as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports dated February 20, 2008, which reports are included in this Statement of Additional Information. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2007: $11,481,674; 2006: $1,275,420; and 2005: $1,486,011.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY DC VARIABLE ACCOUNT 1 AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company DC Variable Account 1 (the "Account"), as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life Insurance Company DC Variable Account 1 as of December 31, 2007, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 20, 2008

DC VARIABLE ACCOUNT-I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN
                                  VPS INTERNATIONAL         AMERICAN FUNDS
                                   VALUE PORTFOLIO           GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                          4,286                     382
                                     ============            ============
  Cost                                    $90,609                 $24,429
                                     ============            ============
  Market Value                           $106,634                 $25,475
Due from Hartford Life
 Insurance Company                              4                      --
Receivable from fund shares
 sold                                          --                      --
Other assets                                   --                      --
                                     ------------            ------------
Total Assets                              106,638                  25,475
                                     ------------            ------------
LIABILITIES:
Due to Hartford Life Insurance
 Company                                       --                      --
Payable for fund shares
 purchased                                      4                      --
Other liabilities                              --                      --
                                     ------------            ------------
Total Liabilities                               4                      --
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $106,634                 $25,475
                                     ============            ============
Units Owned by Participants                 8,638                   2,178
Unit Fair Value #                      $12.345343              $11.698898

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  CALVERT SOCIAL
                                     BALANCED           FIDELITY(R) VIP II       FRANKLIN INCOME
                                     PORTFOLIO            CONTRAFUND(R)          SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      311,460                   3,688                   3,499
                                    ===========            ============            ============
  Cost                                 $440,649                $117,181                 $54,718
                                    ===========            ============            ============
  Market Value                         $597,380                $102,890                 $60,567
Due from Hartford Life
 Insurance Company                        1,151                     208                     139
Receivable from fund shares
 sold                                        --                      --                      --
Other assets                                 --                      --                      --
                                    -----------            ------------            ------------
Total Assets                            598,531                 103,098                  60,706
                                    -----------            ------------            ------------
LIABILITIES:
Due to Hartford Life
 Insurance Company                           --                      --                      --
Payable for fund shares
 purchased                                1,151                     208                     139
Other liabilities                            --                      --                      --
                                    -----------            ------------            ------------
Total Liabilities                         1,151                     208                     139
                                    -----------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $597,380                $102,890                 $60,567
                                    ===========            ============            ============
Units Owned by Participants             162,111                   8,372                   5,204
Unit Fair Value #                     $3.685006              $12.289844              $11.639355

                                                           HARTFORD TOTAL         HARTFORD CAPITAL
                                 HARTFORD ADVISERS          RETURN BOND             APPRECIATION
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       326,351                 120,014                  310,234
                                    ============            ============            =============
  Cost                                $5,311,900              $1,409,938              $11,371,253
                                    ============            ============            =============
  Market Value                        $6,845,111              $1,337,660              $16,273,610
Due from Hartford Life
 Insurance Company                            --                      43                    4,622
Receivable from fund shares
 sold                                      3,553                      --                       --
Other assets                                  --                      --                       --
                                    ------------            ------------            -------------
Total Assets                           6,848,664               1,337,703               16,278,232
                                    ------------            ------------            -------------
LIABILITIES:
Due to Hartford Life
 Insurance Company                         3,553                      --                       --
Payable for fund shares
 purchased                                    --                      43                    4,622
Other liabilities                             --                      --                       --
                                    ------------            ------------            -------------
Total Liabilities                          3,553                      43                    4,622
                                    ------------            ------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $6,845,111              $1,337,660              $16,273,610
                                    ============            ============            =============
Units Owned by Participants              823,830                 175,483                  624,287
Unit Fair Value #                      $8.308882               $7.622757               $26.067497

DC VARIABLE ACCOUNT-I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  HARTFORD DIVIDEND
                                      AND GROWTH           HARTFORD GROWTH
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        149,638                      21
                                     ============            ============
  Cost                                 $2,543,914                    $265
                                     ============            ============
  Market Value                         $3,343,953                    $283
 Due from Hartford Life
  Insurance Company                         2,703                      --
 Receivable from fund shares
  sold                                         --                      --
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           3,346,656                     283
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                      --
 Payable for fund shares
  purchased                                 2,703                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                          2,703                      --
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $3,343,953                    $283
                                     ============            ============
Units Owned by Participants               853,511                      24
Unit Fair Value #                       $3.917882              $11.633972

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              HARTFORD
                                                           INTERNATIONAL           HARTFORD MONEY
                                   HARTFORD INDEX          OPPORTUNITIES               MARKET
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        83,717                 170,732               1,182,947
                                    ============            ============            ============
  Cost                                $1,962,377              $2,215,208              $1,182,947
                                    ============            ============            ============
  Market Value                        $2,640,442              $2,666,911              $1,182,947
 Due from Hartford Life
  Insurance Company                           --                   1,620                      74
 Receivable from fund shares
  sold                                     6,744                      --                      --
 Other assets                                 --                      --                       1
                                    ------------            ------------            ------------
 Total Assets                          2,647,186               2,668,531               1,183,022
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        6,744                      --                      --
 Payable for fund shares
  purchased                                   --                   1,620                      74
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                         6,744                   1,620                      74
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,640,442              $2,666,911              $1,182,948
                                    ============            ============            ============
Units Owned by Participants              452,737                 789,621                 319,325
Unit Fair Value #                      $5.832177               $3.377456               $3.704524


                                 HARTFORD MORTGAGE      HARTFORD SMALLCAP
                                    SECURITIES               GROWTH              HARTFORD STOCK
                                     HLS FUND               HLS FUND                HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       41,666                     46                 107,442
                                    ===========            ===========            ============
  Cost                                 $448,444                   $931              $4,030,149
                                    ===========            ===========            ============
  Market Value                         $440,385                   $860              $5,061,870
 Due from Hartford Life
  Insurance Company                          44                     50                      --
 Receivable from fund shares
  sold                                       --                     --                     464
 Other assets                                --                     --                      --
                                    -----------            -----------            ------------
 Total Assets                           440,429                    910               5,062,334
                                    -----------            -----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                     --                     464
 Payable for fund shares
  purchased                                  44                     50                      --
 Other liabilities                           --                     --                      --
                                    -----------            -----------            ------------
 Total Liabilities                           44                     50                     464
                                    -----------            -----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $440,385                   $860              $5,061,870
                                    ===========            ===========            ============
Units Owned by Participants             112,084                     91                 222,208
Unit Fair Value #                     $3.929075              $9.582772              $22.779909

DC VARIABLE ACCOUNT-I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    VAN KAMPEN UIF          VAN KAMPEN UIF
                                   U.S. REAL ESTATE           EQUITY AND
                                      PORTFOLIO                 INCOME
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             38                     335
                                     ============            ============
  Cost                                     $1,002                  $4,858
                                     ============            ============
  Market Value                               $823                  $4,937
Due from Hartford Life
 Insurance Company                             --                      10
Receivable from fund shares
 sold                                          --                      --
Other assets                                   --                      --
                                     ------------            ------------
Total Assets                                  823                   4,947
                                     ------------            ------------
LIABILITIES:
Due to Hartford Life Insurance
 Company                                       --                      --
Payable for fund shares
 purchased                                     --                      10
Other liabilities                              --                      --
                                     ------------            ------------
Total Liabilities                              --                      10
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                $823                  $4,937
                                     ============            ============
Units Owned by Participants                    79                     438
Unit Fair Value #                      $10.394081              $11.260957

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              OPPENHEIMER
                                   VAN KAMPEN UIF               GLOBAL              PUTNAM VT SMALL          PIMCO VIT REAL
                                   MID CAP GROWTH           SECURITIES FUND            CAP VALUE            RETURN PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                          2,962                      709                     529                    2,905
                                    =============            =============            ============            =============
  Cost                                    $39,637                  $23,993                 $11,773                  $36,013
                                    =============            =============            ============            =============
  Market Value                            $42,945                  $25,707                  $9,922                  $36,510
Due from Hartford Life
 Insurance Company                             17                       23                       6                        1
Receivable from fund shares
 sold                                          --                       --                      --                       --
Other assets                                   --                       --                      --                        1
                                    -------------            -------------            ------------            -------------
Total Assets                               42,962                   25,730                   9,928                   36,512
                                    -------------            -------------            ------------            -------------
LIABILITIES:
Due to Hartford Life
 Insurance Company                             --                       --                      --                       --
Payable for fund shares
 purchased                                     17                       23                       6                        1
Other liabilities                              --                       --                      --                       --
                                    -------------            -------------            ------------            -------------
Total Liabilities                              17                       23                       6                        1
                                    -------------            -------------            ------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                    $42,945                  $25,707                  $9,922                  $36,511
                                    =============            =============            ============            =============
Units Owned by Participants                 3,546                    2,254                   1,082                    3,236
Unit Fair Value #                      $12.109939               $11.409225               $9.168354               $11.282299

                                   PIONEER MID CAP                                   VAN KAMPEN LIT
                                      VALUE VCT             ROYCE SMALL-CAP             COMSTOCK
                                      PORTFOLIO                PORTFOLIO                PORTFOLIO
                                   SUB-ACCOUNT (A)            SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                            335                    2,246                      115
                                    =============            =============            =============
  Cost                                     $7,135                  $23,003                   $1,684
                                    =============            =============            =============
  Market Value                             $6,414                  $22,370                   $1,585
Due from Hartford Life
 Insurance Company                              5                       21                        6
Receivable from fund shares
 sold                                          --                       --                       --
Other assets                                   --                       --                       --
                                    -------------            -------------            -------------
Total Assets                                6,419                   22,391                    1,591
                                    -------------            -------------            -------------
LIABILITIES:
Due to Hartford Life
 Insurance Company                             --                       --                       --
Payable for fund shares
 purchased                                      5                       21                        6
Other liabilities                              --                       --                       --
                                    -------------            -------------            -------------
Total Liabilities                               5                       21                        6
                                    -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                     $6,414                  $22,370                   $1,585
                                    =============            =============            =============
Units Owned by Participants                   574                    2,223                      145
Unit Fair Value #                      $11.188462               $10.064299               $10.901002

(a)  Funded as of March 8, 2007.

DC VARIABLE ACCOUNT-I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN
                                  VPS INTERNATIONAL      AMERICAN FUNDS
                                   VALUE PORTFOLIO         GROWTH FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $2,214                 $203
                                      ---------              -------
EXPENSE:
 Mortality and Expense Risk
  charges                                (1,425)                (240)
                                      ---------              -------
  Net investment income (loss)              789                  (37)
                                      ---------              -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   9,221                 (126)
 Net realized gain on
  distributions                           8,297                2,041
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (7,975)                 617
                                      ---------              -------
  Net gain (loss) on
   investments                            9,543                2,532
                                      ---------              -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $10,332               $2,495
                                      =========              =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 CALVERT SOCIAL
                                    BALANCED        FIDELITY(R) VIP II    FRANKLIN INCOME
                                    PORTFOLIO          CONTRAFUND(R)      SECURITIES FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $14,644                 $925              $7,946
                                    ---------            ---------            --------
EXPENSE:
 Mortality and Expense Risk
  charges                              (5,798)                (842)             (1,770)
                                    ---------            ---------            --------
  Net investment income
   (loss)                               8,846                   83               6,176
                                    ---------            ---------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 5,877                2,026               5,268
 Net realized gain on
  distributions                        33,513               24,750               1,474
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (37,513)             (14,574)             (3,977)
                                    ---------            ---------            --------
  Net gain (loss) on
   investments                          1,877               12,202               2,765
                                    ---------            ---------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $10,723              $12,285              $8,941
                                    =========            =========            ========

                                                        HARTFORD TOTAL        HARTFORD CAPITAL
                                 HARTFORD ADVISERS        RETURN BOND           APPRECIATION
                                     HLS FUND              HLS FUND               HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $154,282              $69,665                 $19,696
                                    -----------            ---------            ------------
EXPENSE:
 Mortality and Expense Risk
  charges                               (65,813)             (14,012)               (153,282)
                                    -----------            ---------            ------------
  Net investment income
   (loss)                                88,469               55,653                (133,586)
                                    -----------            ---------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 122,360              (20,959)                353,032
 Net realized gain on
  distributions                         746,388                   --               2,660,551
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (547,755)              20,042                (393,973)
                                    -----------            ---------            ------------
  Net gain (loss) on
   investments                          320,993                 (917)              2,619,610
                                    -----------            ---------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $409,462              $54,736              $2,486,024
                                    ===========            =========            ============

DC VARIABLE ACCOUNT-I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  HARTFORD DIVIDEND
                                     AND GROWTH          HARTFORD GROWTH
                                      HLS FUND               HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $56,452               $ --
                                     -----------               ----
EXPENSE:
 Mortality and Expense Risk
  charges                                (34,463)                (3)
                                     -----------               ----
  Net investment income (loss)            21,989                 (3)
                                     -----------               ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  198,959                  6
 Net realized gain on
  distributions                          267,553                 21
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (208,980)                22
                                     -----------               ----
  Net gain (loss) on
   investments                           257,532                 49
                                     -----------               ----
  Net increase (decrease) in
   net assets resulting from
   operations                           $279,521                $46
                                     ===========               ====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD
                                                        INTERNATIONAL        HARTFORD MONEY
                                  HARTFORD INDEX        OPPORTUNITIES            MARKET
                                     HLS FUND              HLS FUND             HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $44,944               $26,936              $54,300
                                    ----------            ----------            ---------
EXPENSE:
 Mortality and Expense Risk
  charges                              (26,302)              (21,863)             (10,187)
                                    ----------            ----------            ---------
  Net investment income
   (loss)                               18,642                 5,073               44,113
                                    ----------            ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 42,187                72,428                   --
 Net realized gain on
  distributions                        151,093               466,270                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (86,684)              (10,234)                  --
                                    ----------            ----------            ---------
  Net gain (loss) on
   investments                         106,596               528,464                   --
                                    ----------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $125,238              $533,537              $44,113
                                    ==========            ==========            =========


                                 HARTFORD MORTGAGE      HARTFORD SMALLCAP
                                    SECURITIES                GROWTH             HARTFORD STOCK
                                     HLS FUND                HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $24,360                    $2                   $54,053
                                     ---------                ------               -----------
EXPENSE:
 Mortality and Expense Risk
  charges                               (4,666)                 (110)                  (52,519)
                                     ---------                ------               -----------
  Net investment income
   (loss)                               19,694                  (108)                    1,534
                                     ---------                ------               -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (398)                  858                   222,240
 Net realized gain on
  distributions                             --                   102                   753,298
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (7,136)                  (78)                 (665,873)
                                     ---------                ------               -----------
  Net gain (loss) on
   investments                          (7,534)                  882                   309,665
                                     ---------                ------               -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $12,160                  $774                  $311,199
                                     =========                ======               ===========

DC VARIABLE ACCOUNT-I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   VAN KAMPEN UIF        VAN KAMPEN UIF
                                  U.S. REAL ESTATE         EQUITY AND
                                     PORTFOLIO               INCOME
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $216                 $127
                                      --------               ------
EXPENSE:
 Mortality and Expense Risk
  charges                                 (333)                 (51)
                                      --------               ------
  Net investment income (loss)            (117)                  76
                                      --------               ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  6,667                 (109)
 Net realized gain on
  distributions                          2,000                  179
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (9,572)                (142)
                                      --------               ------
  Net gain (loss) on
   investments                            (905)                 (72)
                                      --------               ------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(1,022)                  $4
                                      ========               ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       OPPENHEIMER
                                 VAN KAMPEN UIF           GLOBAL          PUTNAM VT SMALL       PIMCO VIT REAL
                                 MID CAP GROWTH      SECURITIES FUND         CAP VALUE         RETURN PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                $192                  $179                 $632
                                     -------              ------              --------              -------
EXPENSE:
 Mortality and Expense Risk
  charges                               (295)               (207)                 (269)                (122)
                                     -------              ------              --------              -------
  Net investment income
   (loss)                               (295)                (15)                  (90)                 510
                                     -------              ------              --------              -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (935)                (45)               (3,472)                  75
 Net realized gain on
  distributions                        1,364                 804                 3,583                   26
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,613                (118)               (2,895)                 932
                                     -------              ------              --------              -------
  Net gain (loss) on
   investments                         2,042                 641                (2,784)               1,033
                                     -------              ------              --------              -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,747                $626               $(2,874)              $1,543
                                     =======              ======              ========              =======

                                 PIONEER MID CAP                              VAN KAMPEN LIT
                                    VALUE VCT          ROYCE SMALL-CAP           COMSTOCK
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO
                                 SUB-ACCOUNT (A)         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $276                   $12                  $63
                                     --------              --------               ------
EXPENSE:
 Mortality and Expense Risk
  charges                                 (87)                 (250)                 (38)
                                     --------              --------               ------
  Net investment income
   (loss)                                 189                  (238)                  25
                                     --------              --------               ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (4,488)                1,776                 (244)
 Net realized gain on
  distributions                         4,930                 1,022                   87
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (721)               (2,363)                (107)
                                     --------              --------               ------
  Net gain (loss) on
   investments                           (279)                  435                 (264)
                                     --------              --------               ------
  Net increase (decrease) in
   net assets resulting from
   operations                            $(90)                 $197                $(239)
                                     ========              ========               ======

(a)  Funded as of March 8, 2007.

DC VARIABLE ACCOUNT-I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN
                                 VPS INTERNATIONAL      AMERICAN FUNDS
                                  VALUE PORTFOLIO         GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $789                 $(37)
 Net realized gain (loss) on
  security transactions                   9,221                 (126)
 Net realized gain on
  distributions                           8,297                2,041
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (7,975)                 617
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             10,332                2,495
                                     ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                4,966                  371
 Net transfers                          (16,133)              12,626
 Surrenders for benefit
  payments and fees                     (72,241)              (9,339)
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (83,408)               3,658
                                     ----------            ---------
 Net increase (decrease) in
  net assets                            (73,076)               6,153
NET ASSETS:
 Beginning of year                      179,710               19,322
                                     ----------            ---------
 End of year                           $106,634              $25,475
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  CALVERT SOCIAL
                                     BALANCED         FIDELITY(R) VIP II      FRANKLIN INCOME
                                    PORTFOLIO           CONTRAFUND(R)         SECURITIES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $8,846                   $83                 $6,176
 Net realized gain (loss) on
  security transactions                  5,877                 2,026                  5,268
 Net realized gain on
  distributions                         33,513                24,750                  1,474
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (37,513)              (14,574)                (3,977)
                                    ----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            10,723                12,285                  8,941
                                    ----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                              39,493                 8,108                  5,568
 Net transfers                         (39,048)               50,642                112,068
 Surrenders for benefit
  payments and fees                    (70,780)              (61,002)              (173,045)
                                    ----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (70,335)               (2,252)               (55,409)
                                    ----------            ----------            -----------
 Net increase (decrease) in
  net assets                           (59,612)               10,033                (46,468)
NET ASSETS:
 Beginning of year                     656,992                92,857                107,035
                                    ----------            ----------            -----------
 End of year                          $597,380              $102,890                $60,567
                                    ==========            ==========            ===========

                                                            HARTFORD TOTAL         HARTFORD CAPITAL
                                  HARTFORD ADVISERS          RETURN BOND             APPRECIATION
                                      HLS FUND                 HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $88,469                 $55,653                $(133,586)
 Net realized gain (loss) on
  security transactions                   122,360                 (20,959)                 353,032
 Net realized gain on
  distributions                           746,388                      --                2,660,551
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (547,755)                 20,042                 (393,973)
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              409,462                  54,736                2,486,024
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                126,049                  48,698                  364,544
 Net transfers                             59,429                 (67,619)                (407,367)
 Surrenders for benefit
  payments and fees                    (1,136,349)               (578,073)              (3,215,899)
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (950,871)               (596,994)              (3,258,722)
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                             (541,409)               (542,258)                (772,698)
NET ASSETS:
 Beginning of year                      7,386,520               1,879,918               17,046,308
                                    -------------            ------------            -------------
 End of year                           $6,845,111              $1,337,660              $16,273,610
                                    =============            ============            =============

DC VARIABLE ACCOUNT-I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  HARTFORD DIVIDEND
                                      AND GROWTH          HARTFORD GROWTH
                                       HLS FUND              HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $21,989                $(3)
 Net realized gain (loss) on
  security transactions                   198,959                  6
 Net realized gain on
  distributions                           267,553                 21
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (208,980)                22
                                     ------------              -----
 Net increase (decrease) in
  net assets resulting from
  operations                              279,521                 46
                                     ------------              -----
UNIT TRANSACTIONS:
 Purchases                                118,381                 50
 Net transfers                           (151,330)                --
 Surrenders for benefit
  payments and fees                      (841,057)               (94)
                                     ------------              -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (874,006)               (44)
                                     ------------              -----
 Net increase (decrease) in
  net assets                             (594,485)                 2
NET ASSETS:
 Beginning of year                      3,938,438                281
                                     ------------              -----
 End of year                           $3,343,953               $283
                                     ============              =====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              HARTFORD
                                                           INTERNATIONAL           HARTFORD MONEY
                                   HARTFORD INDEX          OPPORTUNITIES               MARKET
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $18,642                  $5,073                 $44,113
 Net realized gain (loss) on
  security transactions                   42,187                  72,428                      --
 Net realized gain on
  distributions                          151,093                 466,270                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (86,684)                (10,234)                     --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             125,238                 533,537                  44,113
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                76,102                  67,182                  16,337
 Net transfers                            67,770                 408,110                 668,355
 Surrenders for benefit
  payments and fees                     (610,725)               (594,073)               (168,446)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (466,853)               (118,781)                516,246
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            (341,615)                414,756                 560,359
NET ASSETS:
 Beginning of year                     2,982,057               2,252,155                 622,589
                                    ------------            ------------            ------------
 End of year                          $2,640,442              $2,666,911              $1,182,948
                                    ============            ============            ============


                                 HARTFORD MORTGAGE      HARTFORD SMALLCAP
                                    SECURITIES               GROWTH              HARTFORD STOCK
                                     HLS FUND               HLS FUND                HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $19,694                 $(108)                   $1,534
 Net realized gain (loss) on
  security transactions                    (398)                  858                   222,240
 Net realized gain on
  distributions                              --                   102                   753,298
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (7,136)                  (78)                 (665,873)
                                    -----------             ---------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             12,160                   774                   311,199
                                    -----------             ---------             -------------
UNIT TRANSACTIONS:
 Purchases                               13,174                   915                   107,953
 Net transfers                               (3)               15,000                   (71,191)
 Surrenders for benefit
  payments and fees                    (129,819)              (17,797)               (1,134,254)
                                    -----------             ---------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (116,648)               (1,882)               (1,097,492)
                                    -----------             ---------             -------------
 Net increase (decrease) in
  net assets                           (104,488)               (1,108)                 (786,293)
NET ASSETS:
 Beginning of year                      544,873                 1,968                 5,848,163
                                    -----------             ---------             -------------
 End of year                           $440,385                  $860                $5,061,870
                                    ===========             =========             =============

DC VARIABLE ACCOUNT-I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  VAN KAMPEN UIF       VAN KAMPEN UIF
                                 U.S. REAL ESTATE        EQUITY AND
                                     PORTFOLIO             INCOME
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(117)                $76
 Net realized gain (loss) on
  security transactions                  6,667                (109)
 Net realized gain on
  distributions                          2,000                 179
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (9,572)               (142)
                                     ---------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                            (1,022)                  4
                                     ---------             -------
UNIT TRANSACTIONS:
 Purchases                               3,457                 444
 Net transfers                         (63,703)              1,317
 Surrenders for benefit
  payments and fees                    (22,460)               (134)
                                     ---------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (82,706)              1,627
                                     ---------             -------
 Net increase (decrease) in
  net assets                           (83,728)              1,631
NET ASSETS:
 Beginning of year                      84,551               3,306
                                     ---------             -------
 End of year                              $823              $4,937
                                     =========             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        OPPENHEIMER
                                 VAN KAMPEN UIF           GLOBAL            PUTNAM VT SMALL       PIMCO VIT REAL
                                 MID CAP GROWTH       SECURITIES FUND          CAP VALUE         RETURN PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(295)                $(15)                 $(90)                 $510
 Net realized gain (loss) on
  security transactions                  (935)                 (45)               (3,472)                   75
 Net realized gain on
  distributions                         1,364                  804                 3,583                    26
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,613                 (118)               (2,895)                  932
                                    ---------            ---------             ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,747                  626                (2,874)                1,543
                                    ---------            ---------             ---------             ---------
UNIT TRANSACTIONS:
 Purchases                              1,490                1,068                   745                   519
 Net transfers                         30,709                9,220                 7,991                27,218
 Surrenders for benefit
  payments and fees                   (12,637)                  (9)               (6,703)               (2,790)
                                    ---------            ---------             ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    19,562               10,279                 2,033                24,947
                                    ---------            ---------             ---------             ---------
 Net increase (decrease) in
  net assets                           21,309               10,905                  (841)               26,490
NET ASSETS:
 Beginning of year                     21,636               14,802                10,763                10,021
                                    ---------            ---------             ---------             ---------
 End of year                          $42,945              $25,707                $9,922               $36,511
                                    =========            =========             =========             =========

                                 PIONEER MID CAP                            VAN KAMPEN LIT
                                    VALUE VCT         ROYCE SMALL-CAP          COMSTOCK
                                    PORTFOLIO            PORTFOLIO            PORTFOLIO
                                 SUB-ACCOUNT (A)        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $189                $(238)                 $25
 Net realized gain (loss) on
  security transactions                (4,488)               1,776                 (244)
 Net realized gain on
  distributions                         4,930                1,022                   87
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (721)              (2,363)                (107)
                                    ---------            ---------             --------
 Net increase (decrease) in
  net assets resulting from
  operations                              (90)                 197                 (239)
                                    ---------            ---------             --------
UNIT TRANSACTIONS:
 Purchases                                435                1,658                  138
 Net transfers                         10,049               10,903                1,592
 Surrenders for benefit
  payments and fees                    (3,980)             (26,334)              (3,833)
                                    ---------            ---------             --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     6,504              (13,773)              (2,103)
                                    ---------            ---------             --------
 Net increase (decrease) in
  net assets                            6,414              (13,576)              (2,342)
NET ASSETS:
 Beginning of year                         --               35,946                3,927
                                    ---------            ---------             --------
 End of year                           $6,414              $22,370               $1,585
                                    =========            =========             ========

(a)  Funded as of March 8, 2007.

DC VARIABLE ACCOUNT-I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN
                                  VP INTERNATIONAL      AMERICAN FUNDS
                                  VALUE PORTFOLIO         GROWTH FUND
                                  SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(543)                 $69
 Net realized gain (loss) on
  security transactions                      10                   --
 Net realized gain on
  distributions                              63                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            24,000                  429
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             23,530                  498
                                     ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                2,252                   --
 Net transfers                          153,935               18,823
 Surrenders for benefit
  payments and fees                          (7)                   1
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     156,180               18,824
                                     ----------            ---------
 Net increase (decrease) in
  net assets                            179,710               19,322
NET ASSETS:
 Beginning of year                           --                   --
                                     ----------            ---------
 End of year                           $179,710              $19,322
                                     ==========            =========

(a)  From inception, April 17, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  CALVERT SOCIAL
                                     BALANCED        FIDELITY(R) VIP II     FRANKLIN INCOME
                                    PORTFOLIO           CONTRAFUND(R)       SECURITIES FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $8,711                 $306                 $(407)
 Net realized gain (loss) on
  security transactions                  7,500                 (377)                    1
 Net realized gain on
  distributions                         11,297                6,554                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           22,062                  283                 9,826
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            49,570                6,766                 9,420
                                    ----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                              51,704                5,194                 3,195
 Net transfers                         (31,525)              80,898                94,420
 Surrenders for benefit
  payments and fees                    (87,157)                  (1)                   --
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (66,978)              86,091                97,615
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets                           (17,408)              92,857               107,035
NET ASSETS:
 Beginning of year                     674,400                   --                    --
                                    ----------            ---------            ----------
 End of year                          $656,992              $92,857              $107,035
                                    ==========            =========            ==========

                                                            HARTFORD TOTAL         HARTFORD CAPITAL
                                  HARTFORD ADVISERS          RETURN BOND             APPRECIATION
                                      HLS FUND                 HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $98,468                 $77,018                  $65,057
 Net realized gain (loss) on
  security transactions                   242,227                 (18,103)                 159,803
 Net realized gain on
  distributions                           524,325                     281                2,099,612
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (165,622)                 15,829                  118,983
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              699,398                  75,025                2,443,455
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                302,154                  49,086                  445,527
 Net transfers                           (695,323)                (38,996)                 114,000
 Surrenders for benefit
  payments and fees                    (1,231,397)               (333,824)              (2,606,391)
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,624,566)               (323,734)              (2,046,864)
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                             (925,168)               (248,709)                 396,591
NET ASSETS:
 Beginning of year                      8,311,688               2,128,627               16,649,717
                                    -------------            ------------            -------------
 End of year                           $7,386,520              $1,879,918              $17,046,308
                                    =============            ============            =============

(a)  From inception, April 17, 2006 to December 31, 2006.

DC VARIABLE ACCOUNT-I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   HARTFORD DIVIDEND
                                      AND GROWTH           HARTFORD GROWTH
                                       HLS FUND               HLS FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT (A)
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $27,522               $ --
 Net realized gain (loss) on
  security transactions                    184,495                 --
 Net realized gain on
  distributions                            280,697                 10
 Net unrealized appreciation
  (depreciation) of
  investments during the year              245,203                 (4)
                                     -------------              -----
 Net increase (decrease) in
  net assets resulting from
  operations                               737,917                  6
                                     -------------              -----
UNIT TRANSACTIONS:
 Purchases                                 153,445                189
 Net transfers                            (220,124)                87
 Surrenders for benefit
  payments and fees                       (980,461)                (1)
                                     -------------              -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,047,140)               275
                                     -------------              -----
 Net increase (decrease) in
  net assets                              (309,223)               281
NET ASSETS:
 Beginning of year                       4,247,661                 --
                                     -------------              -----
 End of year                            $3,938,438               $281
                                     =============              =====

(a)  From inception, April 17, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              HARTFORD
                                                           INTERNATIONAL          HARTFORD MONEY
                                   HARTFORD INDEX          OPPORTUNITIES              MARKET
                                      HLS FUND                HLS FUND               HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $20,555                 $38,627                $22,160
 Net realized gain (loss) on
  security transactions                  123,537                  48,690                     --
 Net realized gain on
  distributions                          328,442                 166,233                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (56,263)                129,924                     --
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             416,271                 383,474                 22,160
                                    ------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                               126,122                  74,422                 18,936
 Net transfers                          (200,350)                750,818                120,045
 Surrenders for benefit
  payments and fees                     (627,406)               (376,658)              (189,066)
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (701,634)                448,582                (50,085)
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets                            (285,363)                832,056                (27,925)
NET ASSETS:
 Beginning of year                     3,267,420               1,420,099                650,514
                                    ------------            ------------            -----------
 End of year                          $2,982,057              $2,252,155               $622,589
                                    ============            ============            ===========


                                 HARTFORD MORTGAGE      HARTFORD SMALLCAP
                                    SECURITIES               GROWTH              HARTFORD STOCK
                                     HLS FUND               HLS FUND                HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (A)           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $54,162                  $(2)                   $17,982
 Net realized gain (loss) on
  security transactions                  (1,395)                 148                    441,781
 Net realized gain on
  distributions                              --                   --                    323,232
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (32,095)                   8                     16,608
                                    -----------              -------              -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             20,672                  154                    799,603
                                    -----------              -------              -------------
UNIT TRANSACTIONS:
 Purchases                               20,577                   --                    173,178
 Net transfers                          (51,847)               1,814                   (444,508)
 Surrenders for benefit
  payments and fees                     (96,922)                  --                 (1,427,904)
                                    -----------              -------              -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (128,192)               1,814                 (1,699,234)
                                    -----------              -------              -------------
 Net increase (decrease) in
  net assets                           (107,520)               1,968                   (899,631)
NET ASSETS:
 Beginning of year                      652,393                   --                  6,747,794
                                    -----------              -------              -------------
 End of year                           $544,873               $1,968                 $5,848,163
                                    ===========              =======              =============

(a)  From inception, April 17, 2006 to December 31, 2006.

DC VARIABLE ACCOUNT-I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   VAN KAMPEN UIF        VAN KAMPEN UIF
                                  U.S. REAL ESTATE         EQUITY AND
                                      PORTFOLIO              INCOME
                                   SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(60)                 $18
 Net realized gain (loss) on
  security transactions                    (450)                   1
 Net realized gain on
  distributions                           1,584                   67
 Net unrealized appreciation
  (depreciation) of
  investments during the year             9,392                  220
                                      ---------              -------
 Net increase (decrease) in
  net assets resulting from
  operations                             10,466                  306
                                      ---------              -------
UNIT TRANSACTIONS:
 Purchases                                   --                   --
 Net transfers                           74,084                3,000
 Surrenders for benefit
  payments and fees                           1                   --
                                      ---------              -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      74,085                3,000
                                      ---------              -------
 Net increase (decrease) in
  net assets                             84,551                3,306
NET ASSETS:
 Beginning of year                           --                   --
                                      ---------              -------
 End of year                            $84,551               $3,306
                                      =========              =======

(a)  From inception, April 17, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            OPPENHEIMER
                                  VAN KAMPEN UIF              GLOBAL              PUTNAM SMALL
                                  MID CAP GROWTH          SECURITIES FUND           CAP VALUE
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(80)                   $(62)                  $(28)
 Net realized gain (loss) on
  security transactions                     --                      --                     --
 Net realized gain on
  distributions                            196                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,695                   1,832                  1,044
                                     ---------               ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,811                   1,770                  1,016
                                     ---------               ---------              ---------
UNIT TRANSACTIONS:
 Purchases                               2,264                     283                  1,141
 Net transfers                          17,562                  12,749                  8,610
 Surrenders for benefit
  payments and fees                         (1)                     --                     (4)
                                     ---------               ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     19,825                  13,032                  9,747
                                     ---------               ---------              ---------
 Net increase (decrease) in
  net assets                            21,636                  14,802                 10,763
NET ASSETS:
 Beginning of year                          --                      --                     --
                                     ---------               ---------              ---------
 End of year                           $21,636                 $14,802                $10,763
                                     =========               =========              =========


                                    PIMCO VIT         ROYCE SMALL-CAP      VAN KAMPEN LIT
                                   REAL RETURN           PORTFOLIO            COMSTOCK
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $99                 $(98)                $(1)
 Net realized gain (loss) on
  security transactions                  (119)                  --                  --
 Net realized gain on
  distributions                           314                1,600                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (435)               1,730                   8
                                    ---------            ---------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             (141)               3,232                   7
                                    ---------            ---------             -------
UNIT TRANSACTIONS:
 Purchases                              1,698                  781                  --
 Net transfers                          8,470               31,933               3,920
 Surrenders for benefit
  payments and fees                        (6)                  --                  --
                                    ---------            ---------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    10,162               32,714               3,920
                                    ---------            ---------             -------
 Net increase (decrease) in
  net assets                           10,021               35,946               3,927
NET ASSETS:
 Beginning of year                         --                   --                  --
                                    ---------            ---------             -------
 End of year                          $10,021              $35,946              $3,927
                                    =========            =========             =======

(a)  From inception, April 17, 2006 to December 31, 2006.

DC VARIABLE ACCOUNT-I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

-------------------------------------------------------------------------------

1.   ORGANIZATION:

    DC Variable Account-I (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AllianceBernstein VPS International Value Portfolio, American Funds Growth Fund, Calvert Social Balanced Portfolio, Fidelity(R) VIP II Contrafund(R), Franklin Income Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Growth HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Van Kampen UIF U.S. Real Estate Portfolio, Van Kampen UIF Equity and Income, Van Kampen UIF Mid Cap Growth, Oppenheimer Global Securities Fund, Putnam VT Small Cap Value, PIMCO VIT Real Return Portfolio, Pioneer Mid Cap Value VCT Portfolio, Royce Small-Cap Portfolio and Van Kampen LIT Comstock.

2.   SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2007.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. The sub-accounts are currently in the accumulation phase.

       g) RECLASSIFICATIONS -- Certain reclassifications have been made to the December 31, 2006 Statements of Changes in Net Assets to conform to the current-year presentation.

       h) FAIR VALUE MEASUREMENTS -- In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). This statement defines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. The Account will adopt SFAS 157 on

-------------------------------------------------------------------------------

       January 1, 2008. Adoption of this statement is not expected to have a material impact on the Account's financial statements.

       i) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, ANINTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expect to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable annuity contracts provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.90% of the Account's average daily net assets.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ANNUAL MAINTENANCE FEE -- An annual maintenance fee up to $18 may be deducted from the contract's value each contract year. These deductions are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

4.   PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS International Value
 Portfolio                                              $125,358        $199,680
American Funds Growth Fund                                15,204           9,542
Calvert Social Balanced Portfolio                         83,086         110,824
Fidelity(R) VIP II Contrafund(R)                         114,615          92,034
Franklin Income Securities Fund                          225,703         273,462
Hartford Advisers HLS Fund                             1,214,910       1,330,646
Hartford Total Return Bond HLS Fund                      195,234         736,571
Hartford Capital Appreciation HLS Fund                 3,803,968       4,535,775
Hartford Dividend and Growth HLS Fund                    663,011       1,247,049
Hartford Growth HLS Fund                                      72              98
Hartford Index HLS Fund                                  373,781         670,894
Hartford International Opportunities HLS Fund          2,210,204       1,857,841
Hartford Money Market HLS Fund                         1,466,099         905,699
Hartford Mortgage Securities HLS Fund                     35,019         131,974
Hartford SmallCap Growth HLS Fund                         16,008          17,895
Hartford Stock HLS Fund                                  909,966       1,252,623
Van Kampen UIF U.S. Real Estate Portfolio                 63,421         144,244
Van Kampen UIF Equity and Income                           5,513           3,632
Van Kampen UIF Mid Cap Growth                            102,958          82,327
Oppenheimer Global Securities Fund                        15,949           4,881

DC VARIABLE ACCOUNT-I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Putnam VT Small Cap Value                                $32,938         $27,412
PIMCO VIT Real Return Portfolio                           34,605           9,128
Pioneer Mid Cap Value VCT Portfolio                       55,135          43,512
Royce Small-Cap Portfolio                                 22,656          35,645
Van Kampen LIT Comstock Portfolio                          1,878           3,869
                                                  --------------  --------------
                                                     $11,787,291     $13,727,257
                                                  ==============  ==============

5.   CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                               UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS            9,354          15,948               (6,594)
 International Value
 Portfolio
American Funds Growth Fund       1,125             786                  339
Calvert Social Balanced         10,701          30,152              (19,451)
 Portfolio
Fidelity(R) VIP II               7,700           8,133                 (433)
 Contrafund(R)
Franklin Income Securities      19,760          24,012               (4,252)
 Fund
Hartford Advisers HLS Fund      46,737         162,405             (115,668)
Hartford Total Return Bond      19,644          99,985              (80,341)
 HLS Fund
Hartford Capital                54,549         187,389             (132,840)
 Appreciation HLS Fund
Hartford Dividend and          109,608         334,583             (224,975)
 Growth HLS Fund
Hartford Growth HLS Fund             5               9                   (4)
Hartford Index HLS Fund         38,453         118,807              (80,354)
Hartford International         589,707         642,175              (52,468)
 Opportunities HLS Fund
Hartford Money Market HLS      390,859         246,327              144,532
 Fund
Hartford Mortgage                3,396          33,408              (30,012)
 Securities HLS Fund
Hartford SmallCap Growth         1,648           1,757                 (109)
 HLS Fund
Hartford Stock HLS Fund          7,900          55,135              (47,235)
Van Kampen UIF U.S. Real         4,649          11,239               (6,590)
 Estate Portfolio
Van Kampen UIF Equity and          450             313                  137
 Income
Van Kampen UIF Mid Cap           9,177           7,802                1,375
 Growth
Oppenheimer Global               1,320             430                  890
 Securities Fund
Putnam VT Small Cap Value        2,711           2,645                   66
PIMCO VIT Real Return            3,120             858                2,262
 Portfolio
Pioneer Mid Cap Value VCT        4,174           3,600                  574
 Portfolio
Royce Small-Cap Portfolio        1,954           3,195               (1,241)
Van Kampen LIT Comstock            145             349                 (204)
 Portfolio

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                               UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS           19,649           4,417               15,232
 International Value
 Portfolio
American Funds Growth Fund       1,839              --                1,839
Calvert Social Balanced         17,490          36,833              (19,343)
 Portfolio
Fidelity(R) VIP II               9,922           1,117                8,805
 Contrafund(R)
Franklin Income Securities       9,456              --                9,456
 Fund
Hartford Advisers HLS Fund      62,070         282,409             (220,339)
Hartford Total Return Bond      31,259          76,297              (45,038)
 HLS Fund
Hartford Capital                72,947         170,476              (97,529)
 Appreciation HLS Fund
Hartford Dividend and          136,410         445,377             (308,967)
 Growth HLS Fund
Hartford Growth HLS Fund            28              --                   28
Hartford Index HLS Fund         27,560         162,809             (135,249)
Hartford International         486,403         299,244              187,159
 Opportunities HLS Fund
Hartford Money Market HLS       66,669          81,385              (14,716)
 Fund
Hartford Mortgage                8,200          42,595              (34,395)
 Securities HLS Fund
Hartford SmallCap Growth         1,118             918                  200
 HLS Fund
Hartford Stock HLS Fund         13,666          97,479              (83,813)
Van Kampen UIF U.S. Real         8,844           2,175                6,669
 Estate Portfolio
Equity and Income                  301              --                  301
Mid Cap Growth                   2,171              --                2,171
Oppenheimer Global               1,364              --                1,364
 Securities Fund
Putnam VT Small Cap Value        1,016              --                1,016
PIMCO Real Return Portfolio      1,356             382                  974
Royce Small-Cap Portfolio        3,464              --                3,464
Van Kampen LIT Comstock            349              --                  349
 Portfolio

DC VARIABLE ACCOUNT-I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2007  Lowest Contract Charges               8,638    $12.345343            $106,634
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges              15,232     11.798265             179,710
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
AMERICAN FUNDS GROWTH FUND
 2007  Lowest Contract Charges               2,178     11.698898              25,475
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges               1,839     10.507159              19,322
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
CALVERT SOCIAL BALANCED PORTFOLIO
 2007  Lowest Contract Charges             162,111      3.685006             597,380
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges             181,562      3.618547             656,992
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges             200,905      3.356807             674,400
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges             269,199      3.205992             863,049
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges             276,776      2.988234             827,070
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
FIDELITY(R) VIP II CONTRAFUND(R)
 2007  Lowest Contract Charges               8,372     12.289844             102,890
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges               8,805     10.545712              92,857
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2007  Lowest Contract Charges                0.90%             1.40%              4.64%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest Contract Charges                0.64%             0.05%             17.49%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
AMERICAN FUNDS GROWTH FUND
 2007  Lowest Contract Charges                0.90%             0.76%             11.34%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest Contract Charges                0.63%             2.11%              5.01%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
CALVERT SOCIAL BALANCED PORTFOLIO
 2007  Lowest Contract Charges                0.90%             2.27%              1.84%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest Contract Charges                0.90%             2.21%              7.80%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.90%             1.38%              4.70%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.91%             1.44%              7.29%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.91%             0.59%             18.25%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FIDELITY(R) VIP II CONTRAFUND(R)
 2007  Lowest Contract Charges                0.90%             0.99%             16.54%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest Contract Charges                0.65%             1.15%              5.14%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2007  Lowest Contract Charges               5,204    $11.639355             $60,567
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges               9,456     11.319336             107,035
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
HARTFORD ADVISERS HLS FUND
 2007  Lowest Contract Charges             823,830      8.308882           6,845,111
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges             939,498      7.862200           7,386,520
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges           1,159,837      7.166255           8,311,688
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges           1,611,310      6.743108          10,865,238
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges           1,844,723      6.558539          12,098,686
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
HARTFORD TOTAL RETURN BOND HLS FUND
 2007  Lowest Contract Charges             175,483      7.622757           1,337,660
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges             255,824      7.348494           1,879,918
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges             300,862      7.075090           2,128,627
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges             409,436      6.968404           2,853,118
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges             467,834      6.720632           3,144,139
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2007  Lowest Contract Charges                0.90%             4.04%              2.83%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest Contract Charges                0.65%               --              13.21%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
HARTFORD ADVISERS HLS FUND
 2007  Lowest Contract Charges                0.90%             2.11%              5.68%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest Contract Charges                0.90%             2.17%              9.71%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.90%             2.93%              6.28%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.91%             1.82%              2.81%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.91%             1.77%             17.43%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
HARTFORD TOTAL RETURN BOND HLS FUND
 2007  Lowest Contract Charges                0.90%             4.47%              3.73%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest Contract Charges                0.90%             4.70%              3.86%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.90%             6.65%              1.53%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.91%             3.97%              3.69%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.91%             4.34%              6.88%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

DC VARIABLE ACCOUNT-I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2007  Lowest Contract Charges             624,287    $26.067497         $16,273,610
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges             757,127     22.514454          17,046,308
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges             854,656     19.481186          16,649,717
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges           1,282,133     17.012504          21,812,284
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges           1,544,684     14.381333          22,214,616
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2007  Lowest Contract Charges             853,511      3.917882           3,343,953
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges           1,078,486      3.651822           3,938,438
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges           1,387,453      3.061481           4,247,661
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges           1,695,811      2.915400           4,943,967
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges           2,028,454      2.616715           5,307,886
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
HARTFORD GROWTH HLS FUND
 2007  Lowest Contract Charges                  24     11.633972                 283
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges                  28     10.052271                 281
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2007  Lowest Contract Charges                0.90%             0.12%             15.78%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest Contract Charges                0.90%             1.28%             15.57%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.90%             0.80%             14.51%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.91%             0.25%             18.30%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.91%             0.21%             41.10%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2007  Lowest Contract Charges                0.90%             1.47%              7.29%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest Contract Charges                0.90%             1.58%             19.28%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.90%             1.63%              5.01%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.92%             0.96%             11.42%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.91%             0.58%             25.66%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
HARTFORD GROWTH HLS FUND
 2007  Lowest Contract Charges                1.05%             0.03%             15.74%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest Contract Charges                0.29%             0.18%              0.69%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2007  Lowest Contract Charges             452,737     $5.832177          $2,640,442
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges             533,091      5.593893           2,982,057
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges             668,340      4.888859           3,267,420
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges             935,111      4.720503           4,414,235
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges           1,410,969      4.314703           6,087,910
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2007  Lowest Contract Charges             789,621      3.377456           2,666,911
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges             842,089      2.674486           2,252,155
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges             654,930      2.168319           1,420,099
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges             868,624      1.908831           1,658,058
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges           1,054,371      1.631138           1,719,824
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
HARTFORD INDEX HLS FUND
 2007  Lowest Contract Charges                0.90%             1.54%              4.26%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest Contract Charges                0.90%             1.57%             14.42%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.90%             1.61%              3.57%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.92%             0.82%              9.41%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.91%             0.49%             26.98%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2007  Lowest Contract Charges                0.90%             1.10%             26.28%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest Contract Charges                0.90%             2.79%             23.34%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.90%               --              13.59%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.91%             0.59%             17.02%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.91%             0.42%             31.91%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

DC VARIABLE ACCOUNT-I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest Contract Charges             319,325     $3.704524          $1,182,948
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges             174,793      3.561865             622,589
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges             189,509      3.432627             650,514
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges             239,585      3.367855             806,889
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges             302,718      3.366531           1,019,108
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
HARTFORD MORTGAGE SECURITIES HLS FUND
 2007  Lowest Contract Charges             112,084      3.929075             440,385
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges             142,096      3.834546             544,873
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges             176,491      3.696457             652,393
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges             252,808      3.643787             921,179
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges             287,085      3.531225           1,013,762
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
HARTFORD SMALLCAP GROWTH HLS FUND
 2007  Lowest Contract Charges                  91      9.582772                 860
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges                 200      9.850796               1,968
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest Contract Charges                0.89%             4.78%              4.01%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest Contract Charges                0.90%             4.63%              3.77%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.90%             2.78%              1.92%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.91%             0.90%              0.04%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.91%             0.81%             (0.16)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
HARTFORD MORTGAGE SECURITIES HLS FUND
 2007  Lowest Contract Charges                0.90%             4.70%              2.47%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest Contract Charges                0.90%            10.00%              3.74%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.90%             4.28%              1.45%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.91%             4.12%              3.19%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.91%             3.21%              1.37%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
HARTFORD SMALLCAP GROWTH HLS FUND
 2007  Lowest Contract Charges                0.89%             0.02%             (2.72)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest Contract Charges                0.63%               --              (1.41)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2007  Lowest Contract Charges             222,208    $22.779909          $5,061,870
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges             269,443     21.704618           5,848,163
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2005  Lowest contract charges             353,256     19.101692           6,747,794
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2004  Lowest contract charges             139,282     17.582864           2,448,971
    Highest contract charges               398,504     17.582864           7,006,848
    Remaining contract charges                  --            --                  --
 2003  Lowest contract charges             706,179     17.031776          12,027,487
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
VAN KAMPEN UIF U.S. REAL ESTATE
 PORTFOLIO
 2007  Lowest Contract Charges                  79     10.394081                 823
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges               6,669     12.677924              84,551
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
VAN KAMPEN UIF EQUITY AND INCOME
 2007  Lowest Contract Charges                 438     11.260957               4,937
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges                 301     10.993267               3,306
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
VAN KAMPEN UIF MID CAP GROWTH
 2007  Lowest Contract Charges               3,546     12.109939              42,945
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges               2,171      9.965826              21,636
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
OPPENHEIMER GLOBAL SECURITIES FUND
 2007  Lowest Contract Charges               2,254     11.409225              25,707
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges               1,364     10.852355              14,802
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
HARTFORD STOCK HLS FUND
 2007  Lowest Contract Charges                0.90%             0.93%              4.95%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest Contract Charges                0.90%             1.19%             13.63%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.90%             1.60%              8.64%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                0.92%             0.66%              3.24%
    Highest contract charges                  0.87%             1.12%              2.81%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.91%             0.39%             25.34%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
VAN KAMPEN UIF U.S. REAL ESTATE
 PORTFOLIO
 2007  Lowest Contract Charges                0.91%             0.59%            (18.01)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest Contract Charges                0.64%             0.51%             27.14%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
VAN KAMPEN UIF EQUITY AND INCOME
 2007  Lowest Contract Charges                0.89%             2.23%              2.44%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest Contract Charges                0.65%             1.33%              9.86%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
VAN KAMPEN UIF MID CAP GROWTH
 2007  Lowest Contract Charges                0.89%               --              21.52%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest Contract Charges                0.64%               --               0.04%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
OPPENHEIMER GLOBAL SECURITIES FUND
 2007  Lowest Contract Charges                0.90%             0.83%              5.13%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest Contract Charges                0.65%               --               8.11%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

DC VARIABLE ACCOUNT-I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
 2007  Lowest Contract Charges               1,082     $9.168354              $9,922
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges               1,016     10.599418              10,763
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
PIMCO VIT REAL RETURN PORTFOLIO
 2007  Lowest Contract Charges               3,236     11.282299              36,511
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges                 974     10.286849              10,021
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
PIONEER MID CAP VALUE VCT PORTFOLIO
 2007  Lowest contract charges                 574     11.188462               6,414
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
ROYCE SMALL-CAP PORTFOLIO
 2007  Lowest Contract Charges               2,223     10.064299              22,370
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges               3,464     10.377024              35,946
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 2007  Lowest Contract Charges                 145     10.901002               1,585
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges                 349     11.261739               3,927
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
PUTNAM VT SMALL CAP VALUE
 2007  Lowest Contract Charges                0.90%             0.60%            (13.50)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest Contract Charges                0.65%               --               6.10%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
PIMCO VIT REAL RETURN PORTFOLIO
 2007  Lowest Contract Charges                0.89%             4.63%              9.68%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest Contract Charges                0.64%             3.35%              2.36%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
PIONEER MID CAP VALUE VCT PORTFOLIO
 2007  Lowest contract charges                0.90%             2.84%              4.40%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
ROYCE SMALL-CAP PORTFOLIO
 2007  Lowest Contract Charges                0.90%             0.04%             (3.01)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest Contract Charges                0.65%             0.12%              4.07%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 2007  Lowest Contract Charges                0.90%             1.49%             (3.20)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest Contract Charges                0.61%               --              12.79%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

-------------------------------------------------------------------------------

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company, as issuer of variable annuity contracts provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.90% of the Account's average daily net assets.

    These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount ranging from $0 to $18 may be deducted from the contract's value each contract year. The charge is deducted proportionally from the investment options in use at the time of the charge.

    These charges are a redemption of units.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise Hartford Life Insurance Company Separate Account Two (the "Account"), as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life Insurance Company Separate Account Two as of December 31, 2007, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 20, 2008

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY(R)       ALLIANCEBERNSTEIN
                                       VP CAPITAL             INTERNATIONAL
                                   APPRECIATION FUND            VALUE FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                       --
   Class IB                                     --                       --
   Other class                             457,249                  112,580
                                      ============             ============
  Cost:
   Class IA                                     --                       --
   Class IB                                     --                       --
   Other class                          $4,251,940               $2,577,998
                                      ============             ============
  Market Value:
   Class IA                                     --                       --
   Class IB                                     --                       --
   Other class                          $7,306,840               $2,800,980
 Due from Hartford Life
  Insurance Company                         23,258                       --
 Receivable from fund shares
  sold                                          --                   34,528
 Other assets                                   --                       --
                                      ------------             ------------
 Total Assets                            7,330,098                2,835,508
                                      ------------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             --                   34,528
 Payable for fund shares
  purchased                                 23,258                       --
 Other liabilities                              --                       --
                                      ------------             ------------
 Total Liabilities                          23,258                   34,528
                                      ------------             ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $7,306,840               $2,800,980
                                      ============             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AIM V.I. CAPITAL                                              ALLIANCEBERNSTEIN
                                    APPRECIATION       AIM V.I. CORE      AIM V.I. HIGH             VP GLOBAL
                                        FUND            EQUITY FUND         YIELD FUND            BOND PORTFOLIO
                                    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                  --                 --                      --
   Class IB                                   --                  --                 --                      --
   Other class                           204,356             378,487            624,145                 192,133
                                    ============       =============       ============            ============
  Cost:
   Class IA                                   --                  --                 --                      --
   Class IB                                   --                  --                 --                      --
   Other class                        $5,571,943          $9,495,177         $5,204,214              $2,410,937
                                    ============       =============       ============            ============
  Market Value:
   Class IA                                   --                  --                 --                      --
   Class IB                                   --                  --                 --                      --
   Other class                        $6,001,924         $11,018,090         $3,582,594              $2,353,627
 Due from Hartford Life
  Insurance Company                           --                  --                 --                      --
 Receivable from fund shares
  sold                                       766               7,848                462                     902
 Other assets                                  1                  --                  1                      --
                                    ------------       -------------       ------------            ------------
 Total Assets                          6,002,691          11,025,938          3,583,057               2,354,529
                                    ------------       -------------       ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          766               7,848                462                     902
 Payable for fund shares
  purchased                                   --                  --                 --                      --
 Other liabilities                            --                  55                 --                      --
                                    ------------       -------------       ------------            ------------
 Total Liabilities                           766               7,903                462                     902
                                    ------------       -------------       ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $6,001,925         $11,018,035         $3,582,595              $2,353,627
                                    ============       =============       ============            ============

                                 ALLIANCEBERNSTEIN
                                   VP GROWTH AND          AMERICAN FUNDS          BB&T MID CAP
                                  INCOME PORTFOLIO         GROWTH FUND             GROWTH VIF
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                    --                       --
   Class IB                                   --                    --                       --
   Other class                           157,096                 5,025                1,179,578
                                    ============            ==========            =============
  Cost:
   Class IA                                   --                    --                       --
   Class IB                                   --                    --                       --
   Other class                        $4,470,529              $325,689              $13,323,285
                                    ============            ==========            =============
  Market Value:
   Class IA                                   --                    --                       --
   Class IB                                   --                    --                       --
   Other class                        $4,170,916              $335,249              $21,574,481
 Due from Hartford Life
  Insurance Company                          219                   328                   67,494
 Receivable from fund shares
  sold                                        --                    --                       --
 Other assets                                  1                    --                       --
                                    ------------            ----------            -------------
 Total Assets                          4,171,136               335,577               21,641,975
                                    ------------            ----------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                    --                       --
 Payable for fund shares
  purchased                                  219                   328                   67,494
 Other liabilities                            --                    --                        1
                                    ------------            ----------            -------------
 Total Liabilities                           219                   328                   67,495
                                    ------------            ----------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $4,170,917              $335,249              $21,574,480
                                    ============            ==========            =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                BB&T CAPITAL
                                   MANAGER           BB&T LARGE
                                 EQUITY VIF            CAP VIF
                                 SUB-ACCOUNT       SUB-ACCOUNT (A)
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --                  --
   Class IB                                --                  --
   Other class                        968,889           5,397,945
                                =============       =============
  Cost:
   Class IA                                --                  --
   Class IB                                --                  --
   Other class                     $8,814,488         $66,264,896
                                =============       =============
  Market Value:
   Class IA                                --                  --
   Class IB                                --                  --
   Other class                    $10,008,626         $74,005,825
 Due from Hartford Life
  Insurance Company                        --               9,325
 Receivable from fund shares
  sold                                  7,231                  --
 Other assets                               1                   9
                                -------------       -------------
 Total Assets                      10,015,858          74,015,159
                                -------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                     7,231                  --
 Payable for fund shares
  purchased                                --               9,325
 Other liabilities                         --                  --
                                -------------       -------------
 Total Liabilities                      7,231               9,325
                                -------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $10,008,627         $74,005,834
                                =============       =============

(a) Effective February 9, 2007, BB&T Large Cap Growth VIF merged with BB&T Large Cap VIF.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               BB&T SPECIAL                                  CALVERT                 COLUMBIA
                               OPPORTUNITIES        BB&T TOTAL           SOCIAL BALANCED         ASSET ALLOCATION
                                EQUITY VIF       RETURN BOND VIF            PORTFOLIO                FUND VS
                                SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                               --                 --                      --                      --
   Class IB                               --                 --                      --                      --
   Other class                       691,289            274,392               1,473,598                 583,935
                               =============       ============            ============            ============
  Cost:
   Class IA                               --                 --                      --                      --
   Class IB                               --                 --                      --                      --
   Other class                    $8,388,195         $2,735,914              $2,384,848              $9,408,150
                               =============       ============            ============            ============
  Market Value:
   Class IA                               --                 --                      --                      --
   Class IB                               --                 --                      --                      --
   Other class                   $11,081,357         $2,749,404              $2,826,362              $8,905,263
 Due from Hartford Life
  Insurance Company                       --                 --                     916                      --
 Receivable from fund shares
  sold                                77,351             19,055                      --                   1,336
 Other assets                             --                 30                      --                      --
                               -------------       ------------            ------------            ------------
 Total Assets                     11,158,708          2,768,489               2,827,278               8,906,599
                               -------------       ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   77,351             19,055                      --                   1,336
 Payable for fund shares
  purchased                               --                 --                     916                      --
 Other liabilities                        --                 --                      --                      19
                               -------------       ------------            ------------            ------------
 Total Liabilities                    77,351             19,055                     916                   1,355
                               -------------       ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $11,081,357         $2,749,434              $2,826,362              $8,905,244
                               =============       ============            ============            ============

                                   COLUMBIA SMALL              COLUMBIA
                                   COMPANY GROWTH           LARGE CAP VALUE           EVERGREEN VA
                                       FUND VS                  FUND VS              BALANCED FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --                      --
   Class IB                                    --                       --                      --
   Other class                          1,103,076                1,572,723                 402,989
                                    =============            =============            ============
  Cost:
   Class IA                                    --                       --                      --
   Class IB                                    --                       --                      --
   Other class                        $14,839,871              $28,980,953              $5,775,110
                                    =============            =============            ============
  Market Value:
   Class IA                                    --                       --                      --
   Class IB                                    --                       --                      --
   Other class                        $15,994,944              $29,174,216              $6,242,308
 Due from Hartford Life
  Insurance Company                            --                       --                      --
 Receivable from fund shares
  sold                                      2,287                   71,215                  16,511
 Other assets                                  --                       --                      --
                                    -------------            -------------            ------------
 Total Assets                          15,997,231               29,245,431               6,258,819
                                    -------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         2,287                   71,215                  16,511
 Payable for fund shares
  purchased                                    --                       --                      --
 Other liabilities                             74                      105                      --
                                    -------------            -------------            ------------
 Total Liabilities                          2,361                   71,320                  16,511
                                    -------------            -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $15,994,870              $29,174,111              $6,242,308
                                    =============            =============            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                        EVERGREEN VA
                                     EVERGREEN VA       INTERNATIONAL
                                     GROWTH FUND         EQUITY FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                  --
   Class IB                                    --                  --
   Other class                            647,818           1,746,096
                                     ============       =============
  Cost:
   Class IA                                    --                  --
   Class IB                                    --                  --
   Other class                         $8,047,565         $20,643,027
                                     ============       =============
  Market Value:
   Class IA                                    --                  --
   Class IB                                    --                  --
   Other class                         $9,082,411         $29,404,263
 Due from Hartford Life
  Insurance Company                            --                  --
 Receivable from fund shares
  sold                                        378              25,732
 Other assets                                   2                  --
                                     ------------       -------------
 Total Assets                           9,082,791          29,429,995
                                     ------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           378              25,732
 Payable for fund shares
  purchased                                    --                  --
 Other liabilities                             --                   4
                                     ------------       -------------
 Total Liabilities                            378              25,736
                                     ------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $9,082,413         $29,404,259
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            EVERGREEN VA            EVERGREEN VA           EVERGREEN VA
                                    EVERGREEN VA           SPECIAL VALUES           HIGH INCOME             FUNDAMENTAL
                                     OMEGA FUND                 FUND                    FUND              LARGE CAP FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                       --                    --                       --
   Class IB                                   --                       --                    --                       --
   Other class                           352,560                1,560,639                20,009                  662,891
                                    ============            =============            ==========            =============
  Cost:
   Class IA                                   --                       --                    --                       --
   Class IB                                   --                       --                    --                       --
   Other class                        $6,904,184              $23,198,078              $202,421              $10,083,247
                                    ============            =============            ==========            =============
  Market Value:
   Class IA                                   --                       --                    --                       --
   Class IB                                   --                       --                    --                       --
   Other class                        $6,987,745              $21,209,078              $197,692              $12,813,694
 Due from Hartford Life
  Insurance Company                           --                       --                    --                       --
 Receivable from fund shares
  sold                                       329                   34,828                    40                      298
 Other assets                                 --                        3                    --                       71
                                    ------------            -------------            ----------            -------------
 Total Assets                          6,988,074               21,243,909               197,732               12,814,063
                                    ------------            -------------            ----------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          329                   34,828                    40                      298
 Payable for fund shares
  purchased                                   --                       --                    --                       --
 Other liabilities                            --                       --                    --                       --
                                    ------------            -------------            ----------            -------------
 Total Liabilities                           329                   34,828                    40                      298
                                    ------------            -------------            ----------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $6,987,745              $21,209,081              $197,692              $12,813,765
                                    ============            =============            ==========            =============


                                  FIDELITY(R) VIP      FIDELITY(R) VIP  FIDELITY(R) VIP
                                 ASSET MANAGER(TM)         GROWTH        CONTRAFUND(R)
                                    SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                   --               --
   Class IB                                   --                   --               --
   Other class                           236,512              340,140          906,362
                                    ============        =============    =============
  Cost:
   Class IA                                   --                   --               --
   Class IB                                   --                   --               --
   Other class                        $3,764,984          $10,522,924      $17,288,884
                                    ============        =============    =============
  Market Value:
   Class IA                                   --                   --               --
   Class IB                                   --                   --               --
   Other class                        $3,918,999          $15,347,117      $25,287,486
 Due from Hartford Life
  Insurance Company                           --                   --              490
 Receivable from fund shares
  sold                                       117               42,778               --
 Other assets                                 --                   --                1
                                    ------------        -------------    -------------
 Total Assets                          3,919,116           15,389,895       25,287,977
                                    ------------        -------------    -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          117               42,778               --
 Payable for fund shares
  purchased                                   --                   --              490
 Other liabilities                            --                   --               --
                                    ------------        -------------    -------------
 Total Liabilities                           117               42,778              490
                                    ------------        -------------    -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $3,918,999          $15,347,117      $25,287,487
                                    ============        =============    =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                   FIDELITY(R) VIP         FRANKLIN INCOME
                                       OVERSEAS            SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                            263,357                  75,259
                                     ============            ============
  Cost:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $5,384,048              $1,282,189
                                     ============            ============
  Market Value:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $6,668,211              $1,302,740
 Due from Hartford Life
  Insurance Company                         1,973                      64
 Receivable from fund shares
  sold                                         --                      --
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           6,670,184               1,302,804
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                      --
 Payable for fund shares
  purchased                                 1,973                      64
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                          1,973                      64
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $6,668,211              $1,302,740
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                         HARTFORD
                                   HARTFORD       HARTFORD TOTAL   HARTFORD CAPITAL    DIVIDEND AND
                                   ADVISERS        RETURN BOND       APPRECIATION         GROWTH
                                   HLS FUND          HLS FUND          HLS FUND          HLS FUND
                                 SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         110,139,602        70,738,442        66,976,504        64,348,144
   Class IB                          14,010,262        22,760,344        10,913,065        16,073,713
   Other class                               --                --                --                --
                               ================  ================  ================  ================
  Cost:
   Class IA                      $1,961,026,867      $792,519,657    $2,449,377,261    $1,076,887,709
   Class IB                         340,694,903       265,041,796       495,535,809       299,088,887
   Other class                               --                --                --                --
                               ================  ================  ================  ================
  Market Value:
   Class IA                      $2,310,145,673      $788,438,719    $3,513,312,478    $1,437,986,879
   Class IB                         296,756,426       252,472,431       567,608,996       358,077,461
   Other class                               --                --                --                --
 Due from Hartford Life
  Insurance Company                          --                --                --                --
 Receivable from fund shares
  sold                                1,912,264           678,082         2,982,389         1,323,491
 Other assets                                --                46                76                --
                               ----------------  ----------------  ----------------  ----------------
 Total Assets                     2,608,814,363     1,041,589,278     4,083,903,939     1,797,387,831
                               ----------------  ----------------  ----------------  ----------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   1,912,264           678,082         2,982,389         1,323,491
 Payable for fund shares
  purchased                                  --                --                --                --
 Other liabilities                          131                --                --                32
                               ----------------  ----------------  ----------------  ----------------
 Total Liabilities                    1,912,395           678,082         2,982,389         1,323,523
                               ----------------  ----------------  ----------------  ----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $2,606,901,968    $1,040,911,196    $4,080,921,550    $1,796,064,308
                               ================  ================  ================  ================

                                      HARTFORD
                                     FUNDAMENTAL               HARTFORD             HARTFORD GLOBAL
                                       GROWTH               GLOBAL ADVISERS          COMMUNICATIONS
                                      HLS FUND                 HLS FUND                 HLS FUND
                                   SUB-ACCOUNT (B)            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                             1,547,449                6,350,926                 603,117
   Class IB                               608,239                  934,479                 164,366
   Other class                                 --                       --                      --
                                    =============            =============            ============
  Cost:
   Class IA                           $14,993,005              $73,541,424              $3,614,052
   Class IB                             5,682,651               10,285,039               1,010,813
   Other class                                 --                       --                      --
                                    =============            =============            ============
  Market Value:
   Class IA                           $17,171,941              $86,434,558              $5,875,847
   Class IB                             6,714,690               12,667,669               1,592,821
   Other class                                 --                       --                      --
 Due from Hartford Life
  Insurance Company                            --                       --                      --
 Receivable from fund shares
  sold                                      2,947                  108,283                   4,532
 Other assets                                   1                        4                       1
                                    -------------            -------------            ------------
 Total Assets                          23,889,579               99,210,514               7,473,201
                                    -------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         2,947                  108,283                   4,532
 Payable for fund shares
  purchased                                    --                       --                      --
 Other liabilities                             --                       --                      --
                                    -------------            -------------            ------------
 Total Liabilities                          2,947                  108,283                   4,532
                                    -------------            -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $23,886,632              $99,102,231              $7,468,669
                                    =============            =============            ============

(b) Formerly Hartford Focus HLS Fund. Change effective July 27, 2007

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       HARTFORD
                                   GLOBAL FINANCIAL        HARTFORD
                                       SERVICES          GLOBAL HEALTH
                                       HLS FUND            HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                766,218           5,338,033
   Class IB                                272,671             940,788
   Other class                                  --                  --
                                     =============       =============
  Cost:
   Class IA                             $6,956,620         $72,442,040
   Class IB                              2,399,812          12,861,983
   Other class                                  --                  --
                                     =============       =============
  Market Value:
   Class IA                             $7,409,511         $82,166,807
   Class IB                              2,626,071          14,212,905
   Other class                                  --                  --
 Due from Hartford Life
  Insurance Company                             --                  --
 Receivable from fund shares
  sold                                      18,049              39,252
 Other assets                                   --                   4
                                     -------------       -------------
 Total Assets                           10,053,631          96,418,968
                                     -------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         18,049              39,252
 Payable for fund shares
  purchased                                     --                  --
 Other liabilities                              --                  --
                                     -------------       -------------
 Total Liabilities                          18,049              39,252
                                     -------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $10,035,582         $96,379,716
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                     HARTFORD
                                       HARTFORD                 HARTFORD           DISCIPLINED
                                    GLOBAL GROWTH           GLOBAL TECHNOLOGY         EQUITY          HARTFORD GROWTH
                                       HLS FUND                 HLS FUND             HLS FUND             HLS FUND
                                   SUB-ACCOUNT (C)             SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              9,945,734                3,087,845           12,878,484            6,816,897
   Class IB                              2,644,573                  707,898            3,949,114            2,229,248
   Other class                                  --                       --                   --                   --
                                    ==============            =============       ==============       ==============
  Cost:
   Class IA                           $169,285,190              $25,717,947         $153,562,509          $73,939,565
   Class IB                             43,416,962                3,941,787           43,823,029           23,576,319
   Other class                                  --                       --                   --                   --
                                    ==============            =============       ==============       ==============
  Market Value:
   Class IA                           $222,977,914              $21,256,647         $193,821,501          $91,300,129
   Class IB                             58,881,709                4,802,258           59,109,996           29,392,278
   Other class                                  --                       --                   --                   --
 Due from Hartford Life
  Insurance Company                             --                       --                   --                   --
 Receivable from fund shares
  sold                                     202,309                   31,218               31,190               80,115
 Other assets                                   13                       --                    4                   --
                                    --------------            -------------       --------------       --------------
 Total Assets                          282,061,945               26,090,123          252,962,691          120,772,522
                                    --------------            -------------       --------------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        202,309                   31,218               31,190               80,115
 Payable for fund shares
  purchased                                     --                       --                   --                   --
 Other liabilities                              --                        9                   --                    2
                                    --------------            -------------       --------------       --------------
 Total Liabilities                         202,309                   31,227               31,190               80,117
                                    --------------            -------------       --------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $281,859,636              $26,058,896         $252,931,501         $120,692,405
                                    ==============            =============       ==============       ==============


                                   HARTFORD GROWTH
                                    OPPORTUNITIES             HARTFORD HIGH        HARTFORD INDEX
                                       HLS FUND               YIELD HLS FUND          HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              5,915,908                14,888,903           11,728,842
   Class IB                              1,439,236                 5,394,569            1,164,506
   Other class                                  --                        --                   --
                                    ==============            ==============       ==============
  Cost:
   Class IA                           $156,654,114              $143,851,632         $226,005,066
   Class IB                             38,315,085                50,747,292           34,572,132
   Other class                                  --                        --                   --
                                    ==============            ==============       ==============
  Market Value:
   Class IA                           $193,769,042              $131,992,161         $369,928,582
   Class IB                             46,631,663                47,390,750           36,562,872
   Other class                                  --                        --                   --
 Due from Hartford Life
  Insurance Company                             --                        --                   --
 Receivable from fund shares
  sold                                      19,621                   133,431              358,939
 Other assets                                   21                        11                   --
                                    --------------            --------------       --------------
 Total Assets                          240,420,347               179,516,353          406,850,393
                                    --------------            --------------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         19,621                   133,431              358,939
 Payable for fund shares
  purchased                                     --                        --                   --
 Other liabilities                              --                        --                   19
                                    --------------            --------------       --------------
 Total Liabilities                          19,621                   133,431              358,958
                                    --------------            --------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $240,400,726              $179,382,922         $406,491,435
                                    ==============            ==============       ==============

(c)  Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                        HARTFORD                  HARTFORD
                                     INTERNATIONAL             INTERNATIONAL
                                         GROWTH                SMALL COMPANY
                                        HLS FUND                  HLS FUND
                                    SUB-ACCOUNT (D)             SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              15,035,907                 5,636,478
   Class IB                               3,839,103                 1,227,607
   Other class                                   --                        --
                                     ==============            ==============
  Cost:
   Class IA                            $180,169,799               $78,547,661
   Class IB                              44,577,031                17,248,344
   Other class                                   --                        --
                                     ==============            ==============
  Market Value:
   Class IA                            $217,544,138               $84,949,292
   Class IB                              55,148,222                18,331,903
   Other class                                   --                        --
 Due from Hartford Life
  Insurance Company                              --                        --
 Receivable from fund shares
  sold                                      135,169                   202,579
 Other assets                                    --                         4
                                     --------------            --------------
 Total Assets                           272,827,529               103,483,778
                                     --------------            --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         135,169                   202,579
 Payable for fund shares
  purchased                                      --                        --
 Other liabilities                               20                        --
                                     --------------            --------------
 Total Liabilities                          135,189                   202,579
                                     --------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $272,692,340              $103,281,199
                                     ==============            ==============

(d) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD
                               INTERNATIONAL     HARTFORD        HARTFORD        HARTFORD
                               OPPORTUNITIES      MID CAP      MIDCAP VALUE    MONEY MARKET
                                  HLS FUND       HLS FUND        HLS FUND        HLS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        30,517,153     14,392,919      17,981,692     306,455,442
   Class IB                         5,745,569        624,081       5,129,086      89,470,764
   Other class                             --             --              --              --
                               ==============  =============  ==============  ==============
  Cost:
   Class IA                      $357,655,230   $253,989,678    $191,226,801    $306,455,442
   Class IB                        70,245,751     15,273,233      54,018,133      89,470,764
   Other class                             --             --              --              --
                               ==============  =============  ==============  ==============
  Market Value:
   Class IA                      $476,692,890   $379,141,863    $221,882,373    $306,455,442
   Class IB                        90,662,069     16,275,480      63,070,169      89,470,764
   Other class                             --             --              --              --
 Due from Hartford Life
  Insurance Company                        --             --              --              --
 Receivable from fund shares
  sold                                317,258        414,015         202,672       1,137,548
 Other assets                              --             29              34             281
                               --------------  -------------  --------------  --------------
 Total Assets                     567,672,217    395,831,387     285,155,248     397,064,035
                               --------------  -------------  --------------  --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   317,258        414,015         202,672       1,137,548
 Payable for fund shares
  purchased                                --             --              --              --
 Other liabilities                        161             --              --              --
                               --------------  -------------  --------------  --------------
 Total Liabilities                    317,419        414,015         202,672       1,137,548
                               --------------  -------------  --------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $567,354,798   $395,417,372    $284,952,576    $395,926,487
                               ==============  =============  ==============  ==============

                                  HARTFORD                                  HARTFORD
                                  MORTGAGE             HARTFORD             SMALLCAP
                                 SECURITIES         SMALL COMPANY            GROWTH
                                  HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        12,946,928           11,843,000            6,330,758
   Class IB                         2,433,879            2,913,127            1,995,781
   Other class                             --                   --                   --
                               ==============       ==============       ==============
  Cost:
   Class IA                      $142,779,801         $156,475,250         $108,282,591
   Class IB                        28,381,243           44,402,058           34,060,302
   Other class                             --                   --                   --
                               ==============       ==============       ==============
  Market Value:
   Class IA                      $136,842,974         $220,483,238         $118,431,390
   Class IB                        25,556,151           53,030,643           37,243,666
   Other class                             --                   --                   --
 Due from Hartford Life
  Insurance Company                        --                   --                   --
 Receivable from fund shares
  sold                                 45,969              123,810               65,082
 Other assets                               6                   --                    8
                               --------------       --------------       --------------
 Total Assets                     162,445,100          273,637,691          155,740,146
                               --------------       --------------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    45,969              123,810               65,082
 Payable for fund shares
  purchased                                --                   --                   --
 Other liabilities                         --                   21                   --
                               --------------       --------------       --------------
 Total Liabilities                     45,969              123,831               65,082
                               --------------       --------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $162,399,131         $273,513,860         $155,675,064
                               ==============       ==============       ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                  HARTFORD U.S.
                                                    GOVERNMENT
                                 HARTFORD STOCK     SECURITIES
                                    HLS FUND         HLS FUND
                                  SUB-ACCOUNT      SUB-ACCOUNT
----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                           27,526,839      15,977,381
   Class IB                            3,214,285       5,996,928
   Other class                                --              --
                                ================  ==============
  Cost:
   Class IA                         $924,521,426    $177,429,716
   Class IB                          163,766,751      67,152,196
   Other class                                --              --
                                ================  ==============
  Market Value:
   Class IA                       $1,296,862,719    $178,158,988
   Class IB                          151,067,582      66,541,911
   Other class                                --              --
 Due from Hartford Life
  Insurance Company                           --          23,451
 Receivable from fund shares
  sold                                 1,185,272              --
 Other assets                                 --              --
                                ----------------  --------------
 Total Assets                      1,449,115,573     244,724,350
                                ----------------  --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    1,185,273              --
 Payable for fund shares
  purchased                                   --          23,451
 Other liabilities                            15              46
                                ----------------  --------------
 Total Liabilities                     1,185,288          23,497
                                ----------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $1,447,930,285    $244,700,853
                                ================  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               HARTFORD VALUE     HARTFORD          HUNTINGTON VA
                               HARTFORD VALUE  OPPORTUNITIES   EQUITY INCOME        INCOME EQUITY
                                  HLS FUND        HLS FUND        HLS FUND              FUND
                                SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         7,756,982       5,944,904       6,061,440                  --
   Class IB                         2,207,730       1,415,138       1,028,304                  --
   Other class                             --              --              --           2,019,012
                               ==============  ==============  ==============       =============
  Cost:
   Class IA                       $77,172,641     $97,138,805     $73,794,071                  --
   Class IB                        20,224,930      22,666,034      12,155,529                  --
   Other class                             --              --              --         $19,903,274
                               ==============  ==============  ==============       =============
  Market Value:
   Class IA                       $99,542,316     $91,683,497     $86,678,166                  --
   Class IB                        28,275,667      21,715,430      14,703,328                  --
   Other class                             --              --              --         $24,450,238
 Due from Hartford Life
  Insurance Company                    26,044          36,027              --                  --
 Receivable from fund shares
  sold                                     --              --          72,591              12,272
 Other assets                               6               5               2                   2
                               --------------  --------------  --------------       -------------
 Total Assets                     127,844,033     113,434,959     101,454,087          24,462,512
                               --------------  --------------  --------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --              --          72,591              12,272
 Payable for fund shares
  purchased                            26,044          36,027              --                  --
 Other liabilities                         --              --              --                  --
                               --------------  --------------  --------------       -------------
 Total Liabilities                     26,044          36,027          72,591              12,272
                               --------------  --------------  --------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $127,817,989    $113,398,932    $101,381,496         $24,450,240
                               ==============  ==============  ==============       =============

                                    HUNTINGTON VA                                     HUNTINGTON VA
                                      DIVIDEND               HUNTINGTON VA              MID CORP
                                    CAPTURE FUND              GROWTH FUND             AMERICA FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --                       --
   Class IB                                    --                       --                       --
   Other class                          2,260,349                1,325,594                  883,866
                                    =============            =============            =============
  Cost:
   Class IA                                    --                       --                       --
   Class IB                                    --                       --                       --
   Other class                        $25,160,251              $10,770,161              $10,366,425
                                    =============            =============            =============
  Market Value:
   Class IA                                    --                       --                       --
   Class IB                                    --                       --                       --
   Other class                        $26,604,312              $14,395,954              $16,448,756
 Due from Hartford Life
  Insurance Company                            --                       --                       --
 Receivable from fund shares
  sold                                     26,437                   20,015                   12,854
 Other assets                                  --                       --                       --
                                    -------------            -------------            -------------
 Total Assets                          26,630,749               14,415,969               16,461,610
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        26,437                   20,015                   12,854
 Payable for fund shares
  purchased                                    --                       --                       --
 Other liabilities                             --                       --                       --
                                    -------------            -------------            -------------
 Total Liabilities                         26,437                   20,015                   12,854
                                    -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $26,604,312              $14,395,954              $16,448,756
                                    =============            =============            =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    HUNTINGTON VA           HUNTINGTON VA
                                     NEW ECONOMY               ROTATING
                                         FUND                MARKETS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                            336,442                 375,366
                                     ============            ============
  Cost:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $4,079,151              $3,882,963
                                     ============            ============
  Market Value:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                         $6,543,799              $5,649,254
 Due from Hartford Life
  Insurance Company                            --                      --
 Receivable from fund shares
  sold                                      3,717                     327
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           6,547,516               5,649,581
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         3,717                     327
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                              1                      --
                                     ------------            ------------
 Total Liabilities                          3,718                     327
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $6,543,798              $5,649,254
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HUNTINGTON VA                                   HUNTINGTON VA           HUNTINGTON VA
                                   INTERNATIONAL           HUNTINGTON VA              MORTGAGE              SITUS SMALL
                                    EQUITY FUND            MACRO 100 FUND         SECURITIES FUND             CAP FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                      --                      --                      --
   Class IB                                   --                      --                      --                      --
   Other class                           165,186                 271,309                  98,688                 226,934
                                    ============            ============            ============            ============
  Cost:
   Class IA                                   --                      --                      --                      --
   Class IB                                   --                      --                      --                      --
   Other class                        $2,527,339              $2,914,145              $1,087,988              $2,888,297
                                    ============            ============            ============            ============
  Market Value:
   Class IA                                   --                      --                      --                      --
   Class IB                                   --                      --                      --                      --
   Other class                        $2,951,872              $2,751,073              $1,117,145              $3,438,049
 Due from Hartford Life
  Insurance Company                           --                      --                      --                      --
 Receivable from fund shares
  sold                                     2,119                  20,613                     866                  21,963
 Other assets                                 --                       1                      --                      --
                                    ------------            ------------            ------------            ------------
 Total Assets                          2,953,991               2,771,687               1,118,011               3,460,012
                                    ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        2,119                  20,613                     866                  21,963
 Payable for fund shares
  purchased                                   --                      --                      --                      --
 Other liabilities                            --                      --                      --                      --
                                    ------------            ------------            ------------            ------------
 Total Liabilities                         2,119                  20,613                     866                  21,963
                                    ------------            ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,951,872              $2,751,074              $1,117,145              $3,438,049
                                    ============            ============            ============            ============

                                                          BLACKROCK
                                    BLACKROCK             LARGE CAP           VAN KAMPEN UIF
                                  GLOBAL GROWTH             GROWTH           U.S REAL ESTATE
                                    V.I. FUND             V. I. FUND            PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                           9,413                 9,759                23,367
                                    ==========            ==========            ==========
  Cost:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                        $104,826               $96,016              $610,167
                                    ==========            ==========            ==========
  Market Value:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                        $169,630              $124,036              $509,875
 Due from Hartford Life
  Insurance Company                         --                    --                   226
 Receivable from fund shares
  sold                                      21                    15                    --
 Other assets                               --                    --                    --
                                    ----------            ----------            ----------
 Total Assets                          169,651               124,051               510,101
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         21                    15                    --
 Payable for fund shares
  purchased                                 --                    --                   226
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total Liabilities                          21                    15                   226
                                    ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $169,630              $124,036              $509,875
                                    ==========            ==========            ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                     EQUITY AND             MID CAP
                                       INCOME                GROWTH
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                    --
   Class IB                                  --                    --
   Other class                           35,580                31,533
                                     ==========            ==========
  Cost:
   Class IA                                  --                    --
   Class IB                                  --                    --
   Other class                         $519,288              $410,067
                                     ==========            ==========
  Market Value:
   Class IA                                  --                    --
   Class IB                                  --                    --
   Other class                         $524,454              $457,234
 Due from Hartford Life
  Insurance Company                         253                    --
 Receivable from fund shares
  sold                                       --                   239
 Other assets                                --                    --
                                     ----------            ----------
 Total Assets                           524,707               457,473
                                     ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                   239
 Payable for fund shares
  purchased                                 253                    --
 Other liabilities                           --                    --
                                     ----------            ----------
 Total Liabilities                          253                   239
                                     ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $524,454              $457,234
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             MTB MANAGED            MTB MANAGED
                                                                              ALLOCATION            ALLOCATION
                                                                               FUND --                FUND --
                               MTB LARGE CAP         MTB LARGE CAP             MODERATE             AGGRESSIVE
                               GROWTH FUND II        VALUE FUND II            GROWTH II              GROWTH II
                                SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              --                    --                      --                   --
   Class IB                              --                    --                      --                   --
   Other class                       71,712                77,682                 400,061                  899
                                 ==========            ==========            ============            =========
  Cost:
   Class IA                              --                    --                      --                   --
   Class IB                              --                    --                      --                   --
   Other class                     $715,893              $831,940              $4,256,518               $9,580
                                 ==========            ==========            ============            =========
  Market Value:
   Class IA                              --                    --                      --                   --
   Class IB                              --                    --                      --                   --
   Other class                     $794,563              $899,560              $4,324,657              $10,747
 Due from Hartford Life
  Insurance Company                     133                    --                      --                   --
 Receivable from fund
  shares sold                            --                 3,545                   6,652                   --
 Other assets                            --                    --                      --                   --
                                 ----------            ----------            ------------            ---------
 Total Assets                       794,696               903,105               4,331,309               10,747
                                 ----------            ----------            ------------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      --                 3,545                   6,652                   --
 Payable for fund shares
  purchased                             133                    --                      --                   --
 Other liabilities                       --                    --                      --                   --
                                 ----------            ----------            ------------            ---------
 Total Liabilities                      133                 3,545                   6,652                   --
                                 ----------            ----------            ------------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $794,563              $899,560              $4,324,657              $10,747
                                 ==========            ==========            ============            =========


                               COLUMBIA MARSICO
                                 INTERNATIONAL                                   COLUMBIA MARSICO
                                 OPPORTUNITIES            COLUMBIA HIGH          FOCUSED EQUITIES
                                    FUND VS               YIELD FUND VS               FUND VS
                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                       --                       --
   Class IB                                 --                       --                       --
   Other class                       1,844,296                1,894,973                3,220,668
                                 =============            =============            =============
  Cost:
   Class IA                                 --                       --                       --
   Class IB                                 --                       --                       --
   Other class                     $23,689,867              $18,242,437              $40,967,357
                                 =============            =============            =============
  Market Value:
   Class IA                                 --                       --                       --
   Class IB                                 --                       --                       --
   Other class                     $46,531,597              $21,110,002              $73,656,682
 Due from Hartford Life
  Insurance Company                         --                       --                       --
 Receivable from fund
  shares sold                            6,244                    3,894                   80,050
 Other assets                                2                       --                       --
                                 -------------            -------------            -------------
 Total Assets                       46,537,843               21,113,896               73,736,732
                                 -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      6,244                    3,894                   80,050
 Payable for fund shares
  purchased                                 --                       --                       --
 Other liabilities                          --                       --                       13
                                 -------------            -------------            -------------
 Total Liabilities                       6,244                    3,894                   80,063
                                 -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $46,531,599              $21,110,002              $73,656,669
                                 =============            =============            =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                            COLUMBIA MARSICO
                                   COLUMBIA MARSICO           21ST CENTURY
                                    GROWTH FUND VS               FUND VS
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                       --
   Class IB                                     --                       --
   Other class                           2,240,935                1,020,650
                                     =============            =============
  Cost:
   Class IA                                     --                       --
   Class IB                                     --                       --
   Other class                         $28,386,079              $10,070,197
                                     =============            =============
  Market Value:
   Class IA                                     --                       --
   Class IB                                     --                       --
   Other class                         $49,928,038              $14,942,309
 Due from Hartford Life
  Insurance Company                             --                      248
 Receivable from fund shares
  sold                                       7,524                       --
 Other assets                                   --                       --
                                     -------------            -------------
 Total Assets                           49,935,562               14,942,557
                                     -------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          7,524                       --
 Payable for fund shares
  purchased                                     --                      248
 Other liabilities                               5                        2
                                     -------------            -------------
 Total Liabilities                           7,529                      250
                                     -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $49,928,033              $14,942,307
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  COLUMBIA MARSICO          OPPENHEIMER
                                    MIDCAP GROWTH        GLOBAL SECURITIES        PUTNAM SMALL           PIMCO VIT
                                       FUND VS                  FUND               CAP VALUE            REAL RETURN
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                    --                    --                    --
   Class IB                                    --                    --                17,059                    --
   Other class                          2,714,343                23,026                    --                55,929
                                    =============            ==========            ==========            ==========
  Cost:
   Class IA                                    --                    --                    --                    --
   Class IB                                    --                    --              $391,782                    --
   Other class                        $18,814,999              $800,707                    --              $675,035
                                    =============            ==========            ==========            ==========
  Market Value:
   Class IA                                    --                    --                    --                    --
   Class IB                                    --                    --              $319,847                    --
   Other class                        $23,587,643              $835,135                    --              $703,022
 Due from Hartford Life
  Insurance Company                            --                    85                    --                    --
 Receivable from fund shares
  sold                                      6,155                    --                   113                 1,743
 Other assets                                  --                    --                    --                    17
                                    -------------            ----------            ----------            ----------
 Total Assets                          23,593,798               835,220               319,960               704,782
                                    -------------            ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         6,155                    --                   113                 1,743
 Payable for fund shares
  purchased                                    --                    85                    --                    --
 Other liabilities                              4                    --                    --                    --
                                    -------------            ----------            ----------            ----------
 Total Liabilities                          6,159                    85                   113                 1,743
                                    -------------            ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $23,587,639              $835,135              $319,847              $703,039
                                    =============            ==========            ==========            ==========

                                                            PIONEER VCT OAK        PIONEER MID CAP
                                    PIONEER FUND            RIDGE LARGE CAP           VALUE VCT
                                    VCT PORTFOLIO          GROWTH PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT (E)            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --                    --
   Class IB                                    --                       --                    --
   Other class                          2,924,491                  935,148                13,627
                                    =============            =============            ==========
  Cost:
   Class IA                                    --                       --                    --
   Class IB                                    --                       --                    --
   Other class                        $67,721,844              $10,970,644              $278,911
                                    =============            =============            ==========
  Market Value:
   Class IA                                    --                       --                    --
   Class IB                                    --                       --                    --
   Other class                        $75,042,631              $12,194,513              $260,680
 Due from Hartford Life
  Insurance Company                            --                       --                    --
 Receivable from fund shares
  sold                                     55,293                    8,331                   192
 Other assets                                  --                       --                    --
                                    -------------            -------------            ----------
 Total Assets                          75,097,924               12,202,844               260,872
                                    -------------            -------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        55,293                    8,331                   192
 Payable for fund shares
  purchased                                    --                       --                    --
 Other liabilities                            160                      175                    --
                                    -------------            -------------            ----------
 Total Liabilities                         55,453                    8,506                   192
                                    -------------            -------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $75,042,471              $12,194,338              $260,680
                                    =============            =============            ==========

(e) Effective November 9, 2007, Pioneer VCT Value Portfolio merged with Pioneer Fund VCT Portfolio.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                   JENNISON 20/20            JENNISON
                                  FOCUS PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                      --
   Class IB                                  --                      --
   Other class                           48,630                  61,904
                                     ==========            ============
  Cost:
   Class IA                                  --                      --
   Class IB                                  --                      --
   Other class                         $614,519              $1,410,275
                                     ==========            ============
  Market Value:
   Class IA                                  --                      --
   Class IB                                  --                      --
   Other class                         $767,381              $1,434,327
 Due from Hartford Life
  Insurance Company                          --                      --
 Receivable from fund shares
  sold                                       31                     155
 Other assets                                --                      --
                                     ----------            ------------
 Total Assets                           767,412               1,434,482
                                     ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          31                     155
 Payable for fund shares
  purchased                                  --                      --
 Other liabilities                           --                      --
                                     ----------            ------------
 Total Liabilities                           31                     155
                                     ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $767,381              $1,434,327
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                      WESTERN ASSET
                                                      PRUDENTIAL SERIES            ROYCE               GOVERNMENT
                                    PRUDENTIAL          INTERNATIONAL            SMALL-CAP            MONEY MARKET
                                 VALUE PORTFOLIO            GROWTH               PORTFOLIO                FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (F)          SUB-ACCOUNT          SUB-ACCOUNT (G)
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                      --                   --
   Class IB                                 --                    --                      --                   --
   Other class                          41,891                47,815                  94,927               18,187
                                    ==========            ==========            ============            =========
  Cost:
   Class IA                                 --                    --                      --                   --
   Class IB                                 --                    --                      --                   --
   Other class                        $876,437              $329,128              $1,002,556              $18,187
                                    ==========            ==========            ============            =========
  Market Value:
   Class IA                                 --                    --                      --                   --
   Class IB                                 --                    --                      --                   --
   Other class                        $984,864              $399,732                $945,471              $18,187
 Due from Hartford Life
  Insurance Company                         --                    --                  36,360                   --
 Receivable from fund shares
  sold                                      41                    17                      --                    9
 Other assets                               --                    --                      --                   --
                                    ----------            ----------            ------------            ---------
 Total Assets                          984,905               399,749                 981,831               18,196
                                    ----------            ----------            ------------            ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         41                    17                      --                    9
 Payable for fund shares
  purchased                                 --                    --                  36,360                   --
 Other liabilities                          --                    --                      --                   --
                                    ----------            ----------            ------------            ---------
 Total Liabilities                          41                    17                  36,360                    9
                                    ----------            ----------            ------------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $984,864              $399,732                $945,471              $18,187
                                    ==========            ==========            ============            =========

                                    LEGG MASON
                                     PARTNERS           WESTERN ASSET        UBS SERIES TRUST --
                                   APPRECIATION          MONEY MARKET          U.S. ALLOCATION
                                       FUND                  FUND                 PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT (H)           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                       --
   Class IB                                 --                    --                       --
   Other class                          10,384               231,998                  882,609
                                    ==========            ==========            =============
  Cost:
   Class IA                                 --                    --                       --
   Class IB                                 --                    --                       --
   Other class                         $67,119              $231,998              $14,014,197
                                    ==========            ==========            =============
  Market Value:
   Class IA                                 --                    --                       --
   Class IB                                 --                    --                       --
   Other class                        $158,248              $231,998              $13,503,922
 Due from Hartford Life
  Insurance Company                         --                    --                      288
 Receivable from fund shares
  sold                                      36                    27                       --
 Other assets                               --                    --                        1
                                    ----------            ----------            -------------
 Total Assets                          158,284               232,025               13,504,211
                                    ----------            ----------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         36                    27                       --
 Payable for fund shares
  purchased                                 --                    --                      288
 Other liabilities                          --                    --                       --
                                    ----------            ----------            -------------
 Total Liabilities                          36                    27                      288
                                    ----------            ----------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $158,248              $231,998              $13,503,923
                                    ==========            ==========            =============

(f) Formerly SP William Blair International Growth Portfolio. Change effective January 31, 2007.

(g)  Formerly Smith Barney Government Fund. Change effective April 13, 2007.

(h) Formerly Smith Barney Cash Portfolio. Change effective April 13, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   VICTORY VARIABLE
                                      INSURANCE
                                     DIVERSIFIED
                                      STOCK FUND              COMSTOCK
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                    --
   Class IB                                    --                    --
   Other class                            164,609                13,762
                                     ============            ==========
  Cost:
   Class IA                                    --                    --
   Class IB                                    --                    --
   Other class                         $1,599,272              $194,757
                                     ============            ==========
  Market Value:
   Class IA                                    --                    --
   Class IB                                    --                    --
   Other class                         $2,171,187              $189,917
 Due from Hartford Life
  Insurance Company                            --                    31
 Receivable from fund shares
  sold                                         75                    --
 Other assets                                  --                    --
                                     ------------            ----------
 Total Assets                           2,171,262               189,948
                                     ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            75                    --
 Payable for fund shares
  purchased                                    --                    31
 Other liabilities                             --                    --
                                     ------------            ----------
 Total Liabilities                             75                    31
                                     ------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $2,171,187              $189,917
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO           WELLS FARGO           WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT
                                 ASSET ALLOCATION        TOTAL RETURN         EQUITY INCOME         INTERNATIONAL
                                       FUND               BOND FUND                FUND               CORE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                    --                    --
   Class IB                                 --                    --                    --                    --
   Other class                          24,962                11,915                 7,254                19,659
                                    ==========            ==========            ==========            ==========
  Cost:
   Class IA                                 --                    --                    --                    --
   Class IB                                 --                    --                    --                    --
   Other class                        $309,800              $119,248              $113,680              $172,244
                                    ==========            ==========            ==========            ==========
  Market Value:
   Class IA                                 --                    --                    --                    --
   Class IB                                 --                    --                    --                    --
   Other class                        $365,441              $118,439              $135,944              $203,666
 Due from Hartford Life
  Insurance Company                         --                     2                    --                    --
 Receivable from fund shares
  sold                                      17                    --                     5                     9
 Other assets                               --                     1                    --                    --
                                    ----------            ----------            ----------            ----------
 Total Assets                          365,458               118,442               135,949               203,675
                                    ----------            ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         17                    --                     5                     9
 Payable for fund shares
  purchased                                 --                     2                    --                    --
 Other liabilities                          --                    --                    --                    --
                                    ----------            ----------            ----------            ----------
 Total Liabilities                          17                     2                     5                     9
                                    ----------            ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $365,441              $118,440              $135,944              $203,666
                                    ==========            ==========            ==========            ==========

                                   WELLS FARGO           WELLS FARGO          STI CLASSIC VT
                                   ADVANTAGE VT         ADVANTAGE VT            LARGE CAP
                                  LARGE COMPANY           SMALL CAP               GROWTH
                                   GROWTH FUND           GROWTH FUND            STOCK FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (I)
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                   --                      --
   Class IB                                 --                   --                      --
   Other class                          18,199                5,087                 198,283
                                    ==========            =========            ============
  Cost:
   Class IA                                 --                   --                      --
   Class IB                                 --                   --                      --
   Other class                        $149,740              $42,515              $2,992,356
                                    ==========            =========            ============
  Market Value:
   Class IA                                 --                   --                      --
   Class IB                                 --                   --                      --
   Other class                        $187,816              $49,295              $3,622,625
 Due from Hartford Life
  Insurance Company                         --                   --                      --
 Receivable from fund shares
  sold                                       7                    2                     541
 Other assets                               --                   --                      --
                                    ----------            ---------            ------------
 Total Assets                          187,823               49,297               3,623,166
                                    ----------            ---------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          7                    2                     541
 Payable for fund shares
  purchased                                 --                   --                      --
 Other liabilities                          --                   --                      --
                                    ----------            ---------            ------------
 Total Liabilities                           7                    2                     541
                                    ----------            ---------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $187,816              $49,295              $3,622,625
                                    ==========            =========            ============

(i) Formerly STI Classic VT Capital Appreciation Fund. Change effective May 31, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    STI CLASSIC VT           STI CLASSIC VT           STI CLASSIC VT
                                    LARGE CAP CORE            MID-CAP CORE           LARGE CAP VALUE
                                     EQUITY FUND              EQUITY FUND              EQUITY FUND
                                   SUB-ACCOUNT (J)          SUB-ACCOUNT (K)            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --                       --
   Class IB                                    --                       --                       --
   Other class                            187,838                  125,414                   78,495
                                     ============             ============             ============
  Cost:
   Class IA                                    --                       --                       --
   Class IB                                    --                       --                       --
   Other classs                        $1,905,278               $1,352,672                 $900,585
                                     ============             ============             ============
  Market Value:
   Class IA                                    --                       --                       --
   Class IB                                    --                       --                       --
   Other class                         $2,314,159               $1,526,288               $1,412,132
 Due from Hartford Life
  Insurance Company                         4,662                       --                      192
 Receivable from fund shares
  sold                                         --                    5,293                       --
 Other assets                                  --                       --                       --
                                     ------------             ------------             ------------
 Total Assets                           2,318,821                1,531,581                1,412,324
                                     ------------             ------------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                    5,293                       --
 Payable for fund shares
  purchased                                 4,662                       --                      192
 Other liabilities                             --                       --                       --
                                     ------------             ------------             ------------
 Total Liabilities                          4,662                    5,293                      192
                                     ------------             ------------             ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $2,314,159               $1,526,288               $1,412,132
                                     ============             ============             ============

(j) Formerly STI Classic VT Large Cap Relative Value Fund. Change effective May 31, 2007.

(k) Formerly STI Classic VT Mid-Cap Equity Fund. Change effective May 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    UNITS
                                  OWNED BY          MINIMUM UNIT                 MAXIMUM UNIT           CONTRACT
                                PARTICIPANTS        FAIR VALUE #                 FAIR VALUE #          LIABILITY
--------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION
 PERIOD (BY SUB-ACCOUNT):
American Century(R) VP Capital      3,120,546          $2.316254        to         $22.299597             $7,299,701
 Appreciation Fund --
 Class I
AllianceBernstein                     228,246          12.271749        to          12.271749              2,800,980
 International Value Fund --
 Class B
AIM V.I. Capital Appreciation       4,985,345           1.047065        to           1.209791              5,993,650
 Fund -- Class S1
AIM V.I. Core Equity Fund --       10,067,519           0.959108        to           1.099532             11,018,035
 Class S1
AIM V.I. High Yield Fund --         3,376,799           1.012460        to           1.301215              3,582,595
 Class S1
AllianceBernstein VP Global         1,798,074           1.236753        to           1.336402              2,353,627
 Bond Portfolio -- Class B
AllianceBernstein VP Growth         2,848,213           1.256431        to           1.483926              4,133,436
 and Income Portfolio --
 Class B
American Funds Growth Fund --          28,829          11.628755        to          11.628755                335,249
 Class 2
BB & T Mid Cap Growth VIF          10,652,753           1.940942        to           2.247411             21,549,201
BB & T Capital Manager Equity       8,380,096           1.129874        to           1.651028             10,008,627
 VIF
BB & T Large Cap VIF               43,827,170           1.589700        to           1.713950             73,982,733
BB & T Special Opportunities        6,362,669           1.694734        to           1.756853             11,081,357
 Equity VIF
BB & T Total Return Bond VIF        2,505,704           1.073588        to           1.103453              2,749,434
Calvert Social Balanced               803,388           3.333187        to           3.723310              2,682,764
 Portfolio -- Class I
Columbia Asset Allocation Fund      7,146,482           1.168851        to           1.258007              8,905,244
 VS -- Class A
Columbia Small Company Growth      11,471,182           1.309405        to           1.429622             15,994,870
 Fund VS -- Class A
Columbia Large Cap Value Fund      20,471,974           1.269992        to           1.462325             29,174,111
 VS -- Class A
Evergreen VA Balanced Fund --       5,741,007           1.009518        to           1.113690              6,152,336
 Class I
Evergreen VA Growth Fund --         6,593,811           1.075782        to           1.585578              9,003,502
 Class I
Evergreen VA International         16,994,656           1.333469        to           2.291471             29,294,409
 Equity Fund -- Class I
Evergreen VA Omega Fund --          8,561,121           0.693326        to           0.947090              6,981,402
 Class I
Evergreen VA Special Values        12,024,728           1.439554        to           1.968555             21,209,081
 Fund -- Class I
Evergreen VA High Income Fund         140,835           1.373591        to           1.407752                197,692
 -- Class I
Evergreen VA Fundamental Large      8,748,259           1.329234        to           1.468101             12,697,754
 Cap Fund -- Class I
Fidelity(R) VIP Asset               1,749,867           2.230902        to          13.182210              3,918,999
 Manager(TM) -- Class INIT
Fidelity(R) VIP Growth --           6,035,416           2.532380        to          14.806476             15,339,885
 Class INIT
Fidelity(R) VIP Contrafund(R)       6,484,553           3.892961        to          17.159115             25,286,818
 -- Class INIT
Fidelity(R) VIP Overseas --         2,701,295           2.459587        to          17.810023              6,668,211
 Class INIT
Franklin Income Securities            112,600          11.569621        to          11.569621              1,302,740
 Fund -- Class 2
Hartford Advisers HLS Fund --     584,279,256           1.209181        to          10.451226          2,290,910,797
 Class IA
Hartford Advisers HLS Fund --     252,940,237           1.095097        to           1.363961            296,636,252
 Class IB
Hartford Total Return Bond HLS    333,021,277           1.427293        to          13.808135            785,270,084
 Fund -- Class IA
Hartford Total Return Bond HLS    174,622,886           1.245464        to           1.529326            252,338,287
 Fund -- Class IB
Hartford Capital Appreciation     401,829,947           2.529804        to          32.434043          3,498,690,337
 HLS Fund -- Class IA
Hartford Capital Appreciation     322,064,892           1.618273        to           2.744097            567,538,333
 HLS Fund -- Class IB
Hartford Dividend and Growth      474,322,850           1.584338        to           4.798244          1,433,555,271
 HLS Fund -- Class IA
Hartford Dividend and Growth      214,530,960           1.369876        to           1.717432            358,005,820
 HLS Fund -- Class IB
Hartford Fundamental Growth        13,090,494           1.244177        to           1.416430             17,171,941
 HLS Fund -- Class IA
Hartford Fundamental Growth         5,322,724           1.226197        to           1.289903              6,714,691
 HLS Fund -- Class IB
Hartford Global Advisers HLS       40,796,686           1.448549        to           2.662095             86,198,021
 Fund -- Class IA
Hartford Global Advisers HLS       10,167,382           1.173585        to           2.195632             12,667,670
 Fund -- Class IB
Hartford Global Communications      3,602,786           1.575196        to           1.756495              5,872,842
 HLS Fund -- Class IA
Hartford Global Communications      1,018,528           1.520618        to           1.599609              1,592,821
 HLS Fund -- Class IB
Hartford Global Financial           5,819,700           1.236390        to           1.329120              7,409,511
 Services HLS Fund -- Class
 IA

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    UNITS
                                  OWNED BY          MINIMUM UNIT                 MAXIMUM UNIT           CONTRACT
                                PARTICIPANTS        FAIR VALUE #                 FAIR VALUE #          LIABILITY
--------------------------------------------------------------------------------------------------------------------
Hartford Global Financial           2,135,600          $1.193507        to          $1.255483             $2,626,071
 Services HLS Fund -- Class IB
Hartford Global Health HLS         36,666,673           2.106797        to           2.438283             82,052,598
 Fund -- Class IA
Hartford Global Health HLS          6,621,590           2.077724        to           2.190081             14,212,907
 Fund -- Class IB
Hartford Global Growth HLS         89,504,708           1.727037        to          14.203088            222,603,308
 Fund -- Class IA
Hartford Global Growth HLS         47,226,565           1.103136        to           2.445701             58,859,679
 Fund -- Class IB
Hartford Global Technology HLS     34,744,985           0.582256        to           0.638298             21,252,075
 Fund -- Class IA
Hartford Global Technology HLS      8,180,102           0.567559        to           0.598258              4,802,257
 Fund -- Class IB
Hartford Disciplined Equity       135,802,157           1.242040        to          12.618494            193,668,444
 HLS Fund -- Class IA
Hartford Disciplined Equity        54,276,166           1.022815        to           1.430014             59,109,993
 HLS Fund -- Class IB
Hartford Growth HLS Fund --        59,673,451           1.455303        to          11.564214             91,095,462
 Class IA
Hartford Growth HLS Fund --        19,941,814           1.436132        to           1.505511             29,392,280
 Class IB
Hartford Growth Opportunities      94,975,069           1.941126        to          20.434681            193,629,370
 HLS Fund -- Class IA
Hartford Growth Opportunities      23,713,722           1.915846        to           2.008348             46,631,664
 HLS Fund -- Class IB
Hartford High Yield HLS Fund       92,822,748           1.343469        to          11.936834            131,774,451
 -- Class IA
Hartford High Yield HLS Fund       36,402,388           1.256502        to           1.353719             47,360,134
 -- Class IB
Hartford Index HLS Fund --         89,796,219           1.143306        to           6.934106            365,011,066
 Class IA
Hartford Index HLS Fund --         34,197,035           0.971269        to           5.256090             36,562,869
 Class IB
Hartford International Growth     108,734,634           1.906481        to           2.156589            217,288,399
 HLS Fund -- Class IA
Hartford International Growth      28,732,523           1.866941        to           1.963910             55,148,220
 HLS Fund -- Class IB
Hartford International Small       34,603,576           2.340657        to           2.637667             84,929,377
 Company HLS Fund --
 Class IA
Hartford International Small        7,792,459           2.283426        to           2.401963             18,331,902
 Company HLS Fund --
 Class IB
Hartford International            174,744,870           1.709290        to           4.047961            474,898,793
 Opportunities HLS Fund --
 Class IA
Hartford International             65,243,571           1.280305        to           1.895013             90,654,476
 Opportunities HLS Fund --
 Class IB
Hartford Mid Cap HLS Fund --       81,514,849           2.990601        to           5.162447            378,244,202
 Class IA
Hartford Mid Cap HLS Fund --        9,046,512           1.728933        to           1.807661             16,275,477
 Class IB
Hartford MidCap Value HLS Fund    126,891,750           1.657809        to           1.887281            221,717,661
 -- Class IA
Hartford MidCap Value HLS Fund     37,443,113           1.633867        to           1.718729             63,042,643
 -- Class IB
Hartford Money Market HLS Fund    167,003,528           1.046923        to           3.939684            305,208,515
 -- Class IA
Hartford Money Market HLS Fund     80,273,078           1.008576        to           1.213722             89,458,521
 -- Class IB
Hartford Mortgage Securities       52,218,114           1.305992        to           4.852531            135,749,868
 HLS Fund -- Class IA
Hartford Mortgage Securities       19,052,534           1.253938        to           2.844490             25,532,584
 HLS Fund -- Class IB
Hartford Small Company HLS         80,514,573           1.759689        to           3.254917            220,082,656
 Fund -- Class IA
Hartford Small Company HLS         43,846,996           0.999547        to           2.025173             53,014,912
 Fund -- Class IB
Hartford SmallCap Growth HLS       86,527,441           1.306253        to          13.540773            118,310,907
 Fund -- Class IA
Hartford SmallCap Growth HLS       28,058,072           1.294836        to           1.357367             37,243,668
 Fund -- Class IB
Hartford Stock HLS Fund --        285,219,375           1.113667        to          23.039297          1,281,447,830
 Class IA
Hartford Stock HLS Fund --        146,371,566           0.956471        to           1.294172            151,050,339
 Class IB
Hartford U.S. Government          155,506,764           1.093719        to           1.225453            177,947,494
 Securities HLS Fund --
 Class IA
Hartford U.S. Government           60,036,065           1.079606        to           1.131750             66,518,999
 Securities HLS Fund --
 Class IB
Hartford Value HLS Fund --         68,244,616           1.377691        to           1.568402             99,268,692
 Class IA
Hartford Value HLS Fund --         20,203,767           1.357794        to           1.428297             28,267,343
 Class IB
Hartford Value Opportunities       60,509,945           1.441482        to          16.773721             91,571,125
 HLS Fund -- Class IA

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    UNITS
                                  OWNED BY          MINIMUM UNIT                 MAXIMUM UNIT           CONTRACT
                                PARTICIPANTS        FAIR VALUE #                 FAIR VALUE #          LIABILITY
--------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities       14,869,281          $1.422501        to          $1.491172            $21,715,430
 HLS Fund -- Class IB
Hartford Equity Income HLS         57,381,116           1.449722        to           1.578542             86,556,944
 Fund -- Class IA
Hartford Equity Income HLS         10,008,655           1.434699        to           1.489076             14,703,329
 Fund -- Class IB
Huntington VA Income Equity        17,365,177           1.316182        to          14.572629             24,450,240
 Fund
Huntington VA Dividend Capture     16,621,094           1.423612        to          14.541414             26,604,312
 Fund
Huntington VA Growth Fund          12,876,977           0.985212        to          14.232030             14,395,954
Huntington VA Mid Corp America      8,371,245           1.716189        to          18.354130             16,448,756
 Fund
Huntington VA New Economy Fund      3,175,980           1.835001        to          19.939233              6,543,798
Huntington VA Rotating Markets      3,156,079           1.565572        to          18.686891              5,649,254
 Fund
Huntington VA International         1,662,061           1.735479        to           1.794137              2,951,872
 Equity Fund
Huntington VA Macro 100 Fund        2,500,771           1.079664        to           1.116207              2,751,074
Huntington VA Mortgage              1,008,815           1.086553        to           1.123329              1,117,145
 Securities Fund
Huntington VA Situs Small Cap       2,341,479           1.438651        to           1.492538              3,438,049
 Fund
BlackRock Global Growth V.I.           99,350           1.558582        to           1.950928                169,630
 Fund -- Class I
BlackRock Large Cap Growth V.         113,176           1.056676        to           1.284329                124,036
 I. Fund -- Class I
Van Kampen UIF U.S Real Estate         49,349          10.332046        to          10.332046                509,875
 Portfolio -- Class II
Equity and Income -- Class II          46,852          11.193797        to          11.193797                524,454
Mid Cap Growth -- Class II             37,983          12.037715        to          12.037715                457,234
MTB Large Cap Growth Fund II          677,154           1.159425        to           1.194606                794,563
MTB Large Cap Value Fund II           685,229           1.296207        to           1.335509                899,560
MTB Managed Allocation Fund --      3,610,420           1.177618        to           1.213306              4,324,657
 Moderate Growth II
MTB Managed Allocation Fund --            840          12.791953        to          12.791953                 10,747
 Aggressive Growth II
Columbia Marsico International     18,409,961           2.044336        to           2.608992             46,524,011
 Opportunities Fund VS --
 Class B
Columbia High Yield Fund VS        13,336,232           1.522332        to           1.614186             21,105,115
Columbia Marsico Focused           36,456,426           1.353123        to           2.054405             73,639,900
 Equities Fund VS -- Class A
Columbia Marsico Growth Fund       26,089,787           1.149384        to           1.977966             49,899,950
 VS -- Class A
Columbia Marsico 21st Century      10,401,010           1.353872        to           2.012350             14,942,307
 Fund VS -- Class A
Columbia Marsico Midcap Growth     21,831,015           1.037212        to           1.105893             23,587,639
 Fund VS -- Class A
Oppenheimer Global Securities          73,637          11.341169        to          11.341169                835,135
 Fund -- Class SRV
Putnam Small Cap Value --              35,097           9.113363        to           9.113363                319,847
 Class IB
PIMCO VIT Real Return -- Class         62,687          11.215001        to          11.215001                703,039
 ADMN
Pioneer Fund VCT Portfolio --      62,238,818           1.185067        to           1.216169             75,042,471
 Class II
Pioneer VCT Oak Ridge Large        10,937,006           1.101525        to           1.129146             12,194,338
 Cap Growth Portfolio --Class
 II
Pioneer Mid Cap Value VCT              23,439          11.121410        to          11.121410                260,680
 Portfolio -- Class II
Jennison 20/20 Focus Portfolio        499,139           1.499281        to           1.549956                767,381
 -- Class II
Jennison Portfolio -- Class II      1,823,921           0.715660        to           1.018607              1,430,290
Prudential Value Portfolio --         699,324           1.373749        to           1.433148                984,864
 Class II
Prudential Series                     287,272           1.371148        to           1.422348                399,732
 International Growth -- Class
 II
Royce Small-Cap Portfolio --           94,510          10.003939        to          10.003939                945,471
 Class INVT
Western Asset Government Money          5,780           3.146351        to           3.146351                 18,187
 Market Fund --
 Class A
Legg Mason Partners                     9,574          16.529297        to          16.529297                158,248
 Appreciation Fund -- Class A
Western Asset Money Market             63,538           3.535811        to           3.658758                231,998
 Fund -- Class A
UBS Series Trust -- U.S.           10,951,416           1.044791        to           1.256438             13,450,796
 Allocation Portfolio -- Class
 I
Victory Variable Insurance            165,995          11.714488        to          13.208522              2,171,187
 Diversified Stock Fund --
 Class A

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    UNITS
                                  OWNED BY          MINIMUM UNIT                 MAXIMUM UNIT           CONTRACT
                                PARTICIPANTS        FAIR VALUE #                 FAIR VALUE #          LIABILITY
--------------------------------------------------------------------------------------------------------------------
Comstock -- Class II                   17,526         $10.835972        to         $10.835972               $189,917
Wells Fargo Advantage VT Asset        265,968           1.358557        to           1.376694                365,441
 Allocation Fund
Wells Fargo Advantage VT Total         96,475           1.205134        to           1.257584                118,440
 Return Bond Fund
Wells Fargo Advantage VT               95,417           1.399752        to           1.441381                135,944
 Equity Income Fund
Wells Fargo Advantage VT              128,596           1.563907        to           1.631868                203,666
 International Core Fund
Wells Fargo Advantage VT Large        166,248           1.100896        to           1.148817                187,816
 Company Growth
 Fund
Wells Fargo Advantage VT Small         31,761           1.531853        to           1.598511                 49,295
 Cap Growth Fund
STI Classic VT Large Cap            1,333,337           1.449150        to          14.684099              3,622,625
 Growth Stock Fund
STI Classic VT Large Cap Core       1,011,638           1.729635        to          17.526270              2,314,159
 Equity Fund
STI Classic VT Mid-Cap Core           533,971           1.821663        to          18.458596              1,526,288
 Equity Fund
STI Classic VT Large Cap Value        626,473           1.797931        to          18.218073              1,412,132
 Equity Fund
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD
 (BY SUB-ACCOUNT):
American Century(R) VP Capital          3,082           2.316254        to           2.316254                  7,139
 Appreciation Fund --
 Class I
AIM V.I. Capital Appreciation           6,840           1.209791        to           1.209791                  8,275
 Fund -- Class S1
AllianceBernstein VP Growth            25,376           1.477036        to           1.477036                 37,481
 and Income Portfolio --Class
 B
BB&T Mid Cap Growth VIF                12,505           2.021556        to           2.021556                 25,279
BB&T Large Cap VIF                     13,542           1.705963        to           1.705963                 23,101
Calvert Social Balanced                43,081           3.333187        to           3.333187                143,598
 Portfolio -- Class I
Evergreen VA Balanced Fund --          80,787           1.113690        to           1.113690                 89,972
 Class I
Evergreen VA Growth Fund --            50,001           1.578175        to           1.578175                 78,911
 Class I
Evergreen VA International             48,163           2.280788        to           2.280788                109,850
 Equity Fund -- Class I
Evergreen VA Omega Fund --              6,728           0.942692        to           0.942692                  6,343
 Class I
Evergreen VA Fundamental Large         79,097           1.462116        to           1.468101                116,011
 Cap Fund -- Class I
Fidelity(R) VIP Growth --               2,856           2.532380        to           2.532380                  7,232
 Class INIT
Fidelity(R) VIP Contrafund(R)             172           3.892961        to           3.892961                    669
 -- Class INIT
Hartford Advisers HLS Fund --       3,098,173           1.257619        to          10.451226             19,234,732
 Class IA
Hartford Advisers HLS Fund --          95,737           1.145189        to           1.363961                120,187
 Class IB
Hartford Total Return Bond HLS        783,022           1.499253        to           7.864372              3,168,670
 Fund -- Class IA
Hartford Total Return Bond HLS         89,417           1.470416        to           1.529326                134,155
 Fund -- Class IB
Hartford Capital Appreciation         876,587           2.557307        to          32.434043             14,622,177
 HLS Fund -- Class IA
Hartford Capital Appreciation          36,724           1.691923        to           2.708673                 70,703
 HLS Fund -- Class IB
Hartford Dividend and Growth        1,111,816           1.667488        to           4.179487              4,431,603
 HLS Fund -- Class IA
Hartford Dividend and Growth           41,987           1.680583        to           1.717432                 71,614
 HLS Fund -- Class IB
Hartford Global Advisers HLS          101,024           2.341432        to           2.341432                236,540
 Fund -- Class IA
Hartford Global Communications          1,817           1.654237        to           1.654237                  3,006
 HLS Fund -- Class IA
Hartford Global Health HLS             50,473           2.258379        to           2.279129                114,211
 Fund -- Class IA
Hartford Global Growth HLS            153,201           1.745827        to           2.669453                374,613
 Fund -- Class IA
Hartford Global Growth HLS             18,990           1.160350        to           1.160350                 22,036
 Fund -- Class IB
Hartford Global Technology HLS          7,402           0.616658        to           0.616658                  4,564
 Fund -- Class IA
Hartford Disciplined Equity           105,489           1.255550        to           1.525638                153,064
 HLS Fund -- Class IA
Hartford Growth HLS Fund --           132,761           1.540671        to           1.562665                204,663
 Class IA
Hartford Growth Opportunities          67,947           2.054921        to           2.066578                139,692
 HLS Fund -- Class IA
Hartford High Yield HLS Fund          151,623           1.390217        to           1.444191                217,716
 -- Class IA

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    UNITS
                                  OWNED BY          MINIMUM UNIT                 MAXIMUM UNIT           CONTRACT
                                PARTICIPANTS        FAIR VALUE #                 FAIR VALUE #          LIABILITY
--------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund           23,170          $1.321624        to          $1.321624                $30,621
 -- Class IB
Hartford Index HLS Fund --            852,860           1.155743        to           6.934106              4,917,500
 Class IA
Hartford International Growth         126,751           2.017502        to           2.017502                255,721
 HLS Fund -- Class IA
Hartford International Small            8,073           2.467580        to           2.467580                 19,920
 Company HLS Fund --
 Class IA
Hartford International                566,579           1.732516        to           3.928282              1,793,940
 Opportunities HLS Fund --
 Class IA
Hartford International                  4,005           1.895013        to           1.895013                  7,589
 Opportunities HLS Fund --
 Class IB
Hartford Mid Cap HLS Fund --          192,983           4.651682        to           4.651682                897,693
 Class IA
Hartford MidCap Value HLS Fund         93,303           1.765563        to           1.777347                164,747
 -- Class IA
Hartford MidCap Value HLS Fund         16,052           1.714730        to           1.714730                 27,525
 -- Class IB
Hartford Money Market HLS Fund        537,288           1.185768        to           3.550165              1,247,146
 -- Class IA
Hartford Money Market HLS Fund         10,139           1.213722        to           1.213722                 12,305
 -- Class IB
Hartford Mortgage Securities          331,483           1.371837        to           3.992907              1,093,111
 HLS Fund -- Class IA
Hartford Mortgage Securities           17,869           1.318946        to           1.318946                 23,568
 HLS Fund -- Class IB
Hartford Small Company HLS            140,738           1.778842        to           2.904548                400,561
 Fund -- Class IA
Hartford Small Company HLS              7,768           2.025173        to           2.025173                 15,731
 Fund -- Class IB
Hartford SmallCap Growth HLS           87,079           1.382851        to           1.390728                120,489
 Fund -- Class IA
Hartford Stock HLS Fund --          1,148,242           1.125804        to          23.287501             15,414,868
 Class IA
Hartford Stock HLS Fund --             13,328           1.294172        to           1.294172                 17,248
 Class IB
Hartford U.S. Government              182,558           1.141577        to           1.164462                211,450
 Securities HLS Fund --
 Class IA
Hartford U.S. Government               20,290           1.129103        to           1.129103                 22,910
 Securities HLS Fund --
 Class IB
Hartford Value HLS Fund --            186,336           1.467234        to           1.491890                273,632
 Class IA
Hartford Value HLS Fund --              5,840           1.424966        to           1.424966                  8,322
 Class IB
Hartford Value Opportunities           73,641           1.526001        to           1.526001                112,377
 HLS Fund -- Class IA
Hartford Equity Income HLS             80,056           1.514223        to           1.514223                121,223
 Fund -- Class IA
Columbia Marsico International          2,908           2.608992        to           2.608992                  7,588
 Opportunities
 Fund VS -- Class B
Columbia High Yield Fund VS             3,027           1.614186        to           1.614186                  4,887
Columbia Marsico Focused                8,163           2.054405        to           2.054405                 16,769
 Equities Fund VS -- Class A
Columbia Marsico Growth Fund           14,198           1.977966        to           1.977966                 28,083
 VS -- Class A
Jennison Portfolio -- Class II          5,500           0.733898        to           0.733898                  4,037
UBS Series Trust -- U.S.               42,481           1.250616        to           1.250616                 53,127
 Allocation Portfolio -- Class
 I

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY(R)      ALLIANCEBERNSTEIN
                                       VP CAPITAL            INTERNATIONAL
                                   APPRECIATION FUND           VALUE FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --                $30,690
                                      ------------             ----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges               (75,833)               (35,473)
                                      ------------             ----------
  Net investment income (loss)             (75,833)                (4,783)
                                      ------------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     90,253                (30,890)
 Net realized gain on
  distributions                                 --                115,030
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,174,734                  6,717
                                      ------------             ----------
  Net gain (loss) on
   investments                           2,264,987                 90,857
                                      ------------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $2,189,154                $86,074
                                      ============             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AIM V.I. CAPITAL                                                    ALLIANCEBERNSTEIN
                                    APPRECIATION           AIM V.I. CORE          AIM V.I. HIGH           VP GLOBAL
                                        FUND                EQUITY FUND            YIELD FUND           BOND PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --               $124,517               $269,670               $65,375
                                    ------------            -----------            -----------            ----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (85,756)              (164,176)               (59,184)              (29,958)
                                    ------------            -----------            -----------            ----------
  Net investment income
   (loss)                                (85,756)               (39,659)               210,486                35,417
                                    ------------            -----------            -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (581,584)               494,431               (459,943)                 (559)
 Net realized gain on
  distributions                               --                     --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,324,463                411,019                267,211               152,547
                                    ------------            -----------            -----------            ----------
  Net gain (loss) on
   investments                           742,879                905,450               (192,732)              151,988
                                    ------------            -----------            -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $657,123               $865,791                $17,754              $187,405
                                    ============            ===========            ===========            ==========

                                ALLIANCEBERNSTEIN
                                  VP GROWTH AND        AMERICAN FUNDS          BB&T MID CAP
                                 INCOME PORTFOLIO        GROWTH FUND            GROWTH VIF
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $55,803               $2,581                    $254
                                    ----------            ---------            ------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (60,877)              (3,460)               (276,065)
                                    ----------            ---------            ------------
  Net investment income
   (loss)                               (5,074)                (879)               (275,811)
                                    ----------            ---------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (49,802)              (2,681)                479,953
 Net realized gain on
  distributions                        229,541               23,165               2,097,054
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (5,400)               1,158               3,278,888
                                    ----------            ---------            ------------
  Net gain (loss) on
   investments                         174,339               21,642               5,855,895
                                    ----------            ---------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $169,265              $20,763              $5,580,084
                                    ==========            =========            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     BB&T CAPITAL
                                        MANAGER                 BB&T LARGE
                                      EQUITY VIF                 CAP VIF
                                      SUB-ACCOUNT            SUB-ACCOUNT (A)
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $284,930                $1,689,179
                                     -------------            --------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              (149,052)               (1,222,282)
                                     -------------            --------------
  Net investment income (loss)             135,878                   466,897
                                     -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    168,105                 1,179,511
 Net realized gain on
  distributions                          1,102,721                11,594,040
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,294,094)              (18,647,700)
                                     -------------            --------------
  Net gain (loss) on
   investments                             (23,268)               (5,874,149)
                                     -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                             $112,610               $(5,407,252)
                                     =============            ==============

(a) Effective February 9, 2007, BB&T Large Cap Growth VIF merged with BB&T Large Cap VIF.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    BB&T SPECIAL                                    CALVERT               COLUMBIA
                                   OPPORTUNITIES            BB&T TOTAL          SOCIAL BALANCED       ASSET ALLOCATION
                                     EQUITY VIF          RETURN BOND VIF           PORTFOLIO               FUND VS
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --               $98,299                $69,416               $242,052
                                    ------------            ----------            -----------            -----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (155,798)              (30,140)               (38,570)              (119,556)
                                    ------------            ----------            -----------            -----------
  Net investment income
   (loss)                               (155,798)               68,159                 30,846                122,496
                                    ------------            ----------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  136,360                  (620)                72,848                  9,171
 Net realized gain on
  distributions                          687,496                    --                158,854                807,940
 Net unrealized appreciation
  (depreciation) of
  investments during the year            518,862                53,300               (209,349)              (299,153)
                                    ------------            ----------            -----------            -----------
  Net gain (loss) on
   investments                         1,342,718                52,680                 22,353                517,958
                                    ------------            ----------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,186,920              $120,839                $53,199               $640,454
                                    ============            ==========            ===========            ===========

                                   COLUMBIA SMALL             COLUMBIA
                                   COMPANY GROWTH          LARGE CAP VALUE          EVERGREEN VA
                                      FUND VS                  FUND VS             BALANCED FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                 $463,656              $275,274
                                    ------------            -------------            ----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (260,983)                (490,869)              (98,471)
                                    ------------            -------------            ----------
  Net investment income
   (loss)                               (260,983)                 (27,213)              176,803
                                    ------------            -------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  153,067                  250,525               112,637
 Net realized gain on
  distributions                               --                2,208,452                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,965,853               (1,934,938)               51,060
                                    ------------            -------------            ----------
  Net gain (loss) on
   investments                         2,118,920                  524,039               163,697
                                    ------------            -------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,857,937                 $496,826              $340,500
                                    ============            =============            ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              EVERGREEN VA
                                     EVERGREEN VA            INTERNATIONAL
                                      GROWTH FUND             EQUITY FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --                $717,148
                                     -------------            ------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              (143,945)               (453,129)
                                     -------------            ------------
  Net investment income (loss)            (143,945)                264,019
                                     -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    673,390               1,335,523
 Net realized gain on
  distributions                          1,894,663               2,227,601
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,415,948)                 15,525
                                     -------------            ------------
  Net gain (loss) on
   investments                           1,152,105               3,578,649
                                     -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,008,160              $3,842,668
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           EVERGREEN VA           EVERGREEN VA           EVERGREEN VA
                                   EVERGREEN VA           SPECIAL VALUES           HIGH INCOME           FUNDAMENTAL
                                    OMEGA FUND                 FUND                   FUND              LARGE CAP FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $39,568                 $344,149              $15,268                $146,254
                                    -----------            -------------            ---------            ------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (109,447)                (386,844)              (2,629)               (210,003)
                                    -----------            -------------            ---------            ------------
  Net investment income
   (loss)                               (69,879)                 (42,695)              12,639                 (63,749)
                                    -----------            -------------            ---------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 130,124                  (51,336)                 773               1,020,181
 Net realized gain on
  distributions                              --                3,136,538                   --               1,090,351
 Net unrealized appreciation
  (depreciation) of
  investments during the year           702,332               (5,170,117)             (10,267)               (969,914)
                                    -----------            -------------            ---------            ------------
  Net gain (loss) on
   investments                          832,456               (2,084,915)              (9,494)              1,140,618
                                    -----------            -------------            ---------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $762,577              $(2,127,610)              $3,145              $1,076,869
                                    ===========            =============            =========            ============


                                 FIDELITY(R) VIP        FIDELITY(R) VIP      FIDELITY(R) VIP
                                ASSET MANAGER(TM)            GROWTH           CONTRAFUND(R)
                                   SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $246,917                $128,227             $230,545
                                    ----------            ------------        -------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (50,391)               (188,560)            (327,336)
                                    ----------            ------------        -------------
  Net investment income
   (loss)                              196,526                 (60,333)             (96,791)
                                    ----------            ------------        -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  7,749                 510,074            1,076,968
 Net realized gain on
  distributions                        119,221                  12,583            6,168,297
 Net unrealized appreciation
  (depreciation) of
  investments during the year          207,702               2,978,810           (3,186,579)
                                    ----------            ------------        -------------
  Net gain (loss) on
   investments                         334,672               3,501,467            4,058,686
                                    ----------            ------------        -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $531,198              $3,441,134           $3,961,895
                                    ==========            ============        =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   FIDELITY(R) VIP        FRANKLIN INCOME
                                       OVERSEAS           SECURITIES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $222,894              $37,179
                                     ------------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              (85,713)             (12,952)
                                     ------------            ---------
  Net investment income (loss)            137,181               24,227
                                     ------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   158,446                1,091
 Net realized gain on
  distributions                           456,816                6,895
 Net unrealized appreciation
  (depreciation) of
  investments during the year             273,866              (18,847)
                                     ------------            ---------
  Net gain (loss) on
   investments                            889,128              (10,861)
                                     ------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,026,309              $13,366
                                     ============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIFTH THIRD         FIFTH THIRD                               FIFTH THIRD
                                   BALANCED       DISCIPLINED VALUE     FIFTH THIRD MID      QUALITY GROWTH
                                   VIP FUND           VIP FUND           CAP VIP FUND           VIP FUND
                               SUB-ACCOUNT (B)     SUB-ACCOUNT (B)      SUB-ACCOUNT (B)      SUB-ACCOUNT (B)
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $17,194             $166,011                 $ --                 $ --
                                   --------          -----------          -----------          -----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges        (13,576)            (158,088)            (161,603)            (139,188)
                                   --------          -----------          -----------          -----------
  Net investment income
   (loss)                             3,618                7,923             (161,603)            (139,188)
                                   --------          -----------          -----------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (32,519)             701,543             (315,869)            (139,954)
 Net realized gain on
  distributions                     238,945            4,218,932            5,956,557            3,902,497
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (125,461)          (4,010,794)          (3,862,628)          (1,734,444)
                                   --------          -----------          -----------          -----------
  Net gain (loss) on
   investments                       80,965              909,681            1,778,060            2,028,099
                                   --------          -----------          -----------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $84,583             $917,604           $1,616,457           $1,888,911
                                   ========          ===========          ===========          ===========

                                 HARTFORD         HARTFORD TOTAL        HARTFORD CAPITAL
                                 ADVISERS          RETURN BOND            APPRECIATION
                                 HLS FUND            HLS FUND               HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                       $58,167,663        $53,773,978             $4,516,902
                               -------------       ------------           ------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges     (38,129,941)       (15,297,219)           (56,620,569)
                               -------------       ------------           ------------
  Net investment income
   (loss)                         20,037,722         38,476,759            (52,103,667)
                               -------------       ------------           ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           62,659,521            772,170             59,849,318
 Net realized gain on
  distributions                  286,039,489                 --            664,092,177
 Net unrealized appreciation
  (depreciation) of
  investments during the year   (217,890,482)        (7,536,113)           (86,543,001)
                               -------------       ------------           ------------
  Net gain (loss) on
   investments                   130,808,528         (6,763,943)           637,398,494
                               -------------       ------------           ------------
  Net increase (decrease) in
   net assets resulting from
   operations                   $150,846,250        $31,712,816           $585,294,827
                               =============       ============           ============

(b) Fund closed on October 12, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   HARTFORD                 HARTFORD
                                 DIVIDEND AND             FUNDAMENTAL
                                    GROWTH                   GROWTH
                                   HLS FUND                 HLS FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT (C)
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $29,323,050                 $10,789
                                --------------            ------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges       (27,234,446)               (321,010)
                                --------------            ------------
  Net investment income (loss)       2,088,604                (310,221)
                                --------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             31,741,281                 203,408
 Net realized gain on
  distributions                    141,534,259               1,876,429
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (50,678,781)                821,019
                                --------------            ------------
  Net gain (loss) on
   investments                     122,596,759               2,900,856
                                --------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $124,685,363              $2,590,635
                                ==============            ============

(c)  Formerly Hartford Focus HLS Fund. Change effective July 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    HARTFORD
                                   HARTFORD             HARTFORD GLOBAL         GLOBAL FINANCIAL         HARTFORD
                                GLOBAL ADVISERS          COMMUNICATIONS             SERVICES          GLOBAL HEALTH
                                   HLS FUND                 HLS FUND                HLS FUND             HLS FUND
                                  SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $793,212                 $60,186                   $6,048              $91,492
                                 -------------            ------------            -------------       --------------
EXPENSE:
 Mortality and Expense
  Risk and Administrative
  charges                           (1,341,754)               (109,194)                (184,764)          (1,521,508)
                                 -------------            ------------            -------------       --------------
  Net investment income
   (loss)                             (548,542)                (49,008)                (178,716)          (1,430,016)
                                 -------------            ------------            -------------       --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           1,059,944                 357,792                  219,994            3,063,373
 Net realized gain on
  distributions                      7,257,849               1,433,616                2,636,675           14,008,539
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               5,650,101                (277,275)              (3,713,432)         (10,535,043)
                                 -------------            ------------            -------------       --------------
  Net gain (loss) on
   investments                      13,967,894               1,514,133                 (856,763)           6,536,869
                                 -------------            ------------            -------------       --------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $13,419,352              $1,465,125              $(1,035,479)          $5,106,853
                                 =============            ============            =============       ==============

                                                                                     HARTFORD
                                        HARTFORD                 HARTFORD           DISCIPLINED
                                      GLOBAL GROWTH          GLOBAL TECHNOLOGY        EQUITY
                                        HLS FUND                 HLS FUND            HLS FUND
                                     SUB-ACCOUNT (D)            SUB-ACCOUNT         SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $141,906                     $ --          $2,433,744
                                      -------------            -------------       -------------
EXPENSE:
 Mortality and Expense
  Risk and Administrative
  charges                                (3,925,280)                (404,758)         (3,969,373)
                                      -------------            -------------       -------------
  Net investment income
   (loss)                                (3,783,374)                (404,758)         (1,535,629)
                                      -------------            -------------       -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions                4,228,915               (1,332,605)          4,612,352
 Net realized gain on
  distributions                          29,670,339                       --             857,232
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                   26,034,666                5,138,782          12,986,080
                                      -------------            -------------       -------------
  Net gain (loss) on
   investments                           59,933,920                3,806,177          18,455,664
                                      -------------            -------------       -------------
  Net increase (decrease)
   in net assets resulting
   from operations                      $56,150,546               $3,401,419         $16,920,035
                                      =============            =============       =============

(d) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                             HARTFORD GROWTH
                                    HARTFORD GROWTH           OPPORTUNITIES
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $19,083                 $264,396
                                     -------------            -------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (1,815,672)              (3,133,546)
                                     -------------            -------------
  Net investment income (loss)          (1,796,589)              (2,869,150)
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,416,895                1,202,406
 Net realized gain on
  distributions                          8,266,054               37,585,711
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,559,107               14,629,618
                                     -------------            -------------
  Net gain (loss) on
   investments                          18,242,056               53,417,735
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $16,445,467              $50,548,585
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      HARTFORD                 HARTFORD
                                                                                    INTERNATIONAL            INTERNATIONAL
                                 HARTFORD HIGH            HARTFORD INDEX               GROWTH                SMALL COMPANY
                                YIELD HLS FUND               HLS FUND                 HLS FUND                 HLS FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT (E)            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $13,944,583                $6,792,876               $1,662,112               $1,763,239
                                 -------------            --------------            -------------            -------------
EXPENSE:
 Mortality and Expense
  Risk and Administrative
  charges                           (2,935,907)               (5,978,803)              (3,632,002)              (1,606,081)
                                 -------------            --------------            -------------            -------------
  Net investment income
   (loss)                           11,008,676                   814,073               (1,969,890)                 157,158
                                 -------------            --------------            -------------            -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             860,749                25,532,468                  930,892                  805,697
 Net realized gain on
  distributions                             --                23,184,703               45,475,831               16,864,463
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (9,400,059)              (30,767,781)               4,684,137               (9,866,939)
                                 -------------            --------------            -------------            -------------
  Net gain (loss) on
   investments                      (8,539,310)               17,949,390               51,090,860                7,803,221
                                 -------------            --------------            -------------            -------------
  Net increase (decrease)
   in net assets resulting
   from operations                  $2,469,366               $18,763,463              $49,120,970               $7,960,379
                                 =============            ==============            =============            =============

                               HARTFORD
                            INTERNATIONAL           HARTFORD             HARTFORD
                            OPPORTUNITIES           MID CAP            MIDCAP VALUE
                               HLS FUND             HLS FUND             HLS FUND
                             SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                      $5,691,837           $1,876,148           $1,519,839
                            --------------       --------------       --------------
EXPENSE:
 Mortality and Expense
  Risk and Administrative
  charges                       (7,307,139)          (5,589,429)          (4,911,510)
                            --------------       --------------       --------------
  Net investment income
   (loss)                       (1,615,302)          (3,713,281)          (3,391,671)
                            --------------       --------------       --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions       5,796,276           16,084,711            5,267,587
 Net realized gain on
  distributions                102,933,740           60,647,181           51,071,507
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          13,345,983          (14,302,333)         (47,077,196)
                            --------------       --------------       --------------
  Net gain (loss) on
   investments                 122,075,999           62,429,559            9,261,898
                            --------------       --------------       --------------
  Net increase (decrease)
   in net assets resulting
   from operations            $120,460,697          $58,716,278           $5,870,227
                            ==============       ==============       ==============

(e) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                           HARTFORD
                                       HARTFORD            MORTGAGE
                                     MONEY MARKET         SECURITIES
                                       HLS FUND            HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $16,621,969          $8,902,388
                                     -------------       -------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (4,850,728)         (2,481,342)
                                     -------------       -------------
  Net investment income (loss)          11,771,241           6,421,046
                                     -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                         --            (523,153)
 Net realized gain on
  distributions                                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                   --          (2,517,615)
                                     -------------       -------------
  Net gain (loss) on
   investments                                  --          (3,040,768)
                                     -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $11,771,241          $3,380,278
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD                                     HARTFORD U.S.
                                      HARTFORD             SMALLCAP                                      GOVERNMENT
                                    SMALL COMPANY           GROWTH           HARTFORD STOCK              SECURITIES
                                      HLS FUND             HLS FUND             HLS FUND                  HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $501,121             $373,896           $15,030,293               $9,400,620
                                    -------------       --------------       ---------------            -------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (3,936,446)          (2,712,980)          (21,302,089)              (3,779,116)
                                    -------------       --------------       ---------------            -------------
  Net investment income
   (loss)                              (3,435,325)          (2,339,084)           (6,271,796)               5,621,504
                                    -------------       --------------       ---------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 3,500,165            1,545,778            81,053,862                 (178,141)
 Net realized gain on
  distributions                        40,275,857           12,393,412           214,554,113                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (6,041,808)         (16,658,647)         (210,820,250)               1,093,810
                                    -------------       --------------       ---------------            -------------
  Net gain (loss) on
   investments                         37,734,214           (2,719,457)           84,787,725                  915,669
                                    -------------       --------------       ---------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $34,298,889          $(5,058,541)          $78,515,929               $6,537,173
                                    =============       ==============       ===============            =============


                                                             HARTFORD VALUE              HARTFORD
                                   HARTFORD VALUE            OPPORTUNITIES             EQUITY INCOME
                                      HLS FUND                  HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,562,895                $1,510,815               $2,127,919
                                    -------------            --------------            -------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (1,979,167)               (2,001,241)              (1,477,427)
                                    -------------            --------------            -------------
  Net investment income
   (loss)                                (416,272)                 (490,426)                 650,492
                                    -------------            --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,072,597                   412,199                  168,674
 Net realized gain on
  distributions                        12,375,630                18,018,101                4,172,864
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,356,164)              (27,169,229)                 476,631
                                    -------------            --------------            -------------
  Net gain (loss) on
   investments                         10,092,063                (8,738,929)               4,818,169
                                    -------------            --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $9,675,791               $(9,229,355)              $5,468,661
                                    =============            ==============            =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     HUNTINGTON VA            HUNTINGTON VA
                                     INCOME EQUITY              DIVIDEND
                                         FUND                 CAPTURE FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $498,707               $1,064,974
                                     -------------            -------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              (412,262)                (481,088)
                                     -------------            -------------
  Net investment income (loss)              86,445                  583,886
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    735,860                   82,161
 Net realized gain on
  distributions                            920,771                1,502,440
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,768,483)              (4,399,659)
                                     -------------            -------------
  Net gain (loss) on
   investments                            (111,852)              (2,815,058)
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                             $(25,407)             $(2,231,172)
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HUNTINGTON VA           HUNTINGTON VA         HUNTINGTON VA
                                   HUNTINGTON VA              MID CORP              NEW ECONOMY             ROTATING
                                    GROWTH FUND             AMERICA FUND               FUND               MARKETS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $64,178                $103,503                $11,116               $48,279
                                    ------------            ------------            -----------            ----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (225,585)               (276,775)              (102,256)              (90,966)
                                    ------------            ------------            -----------            ----------
  Net investment income
   (loss)                               (161,407)               (173,272)               (91,140)              (42,687)
                                    ------------            ------------            -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  618,212               1,059,672                260,276               195,035
 Net realized gain on
  distributions                            2,103                 206,316                134,086               268,847
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,321,931                 156,252                377,384               (12,814)
                                    ------------            ------------            -----------            ----------
  Net gain (loss) on
   investments                         1,942,246               1,422,240                771,746               451,068
                                    ------------            ------------            -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,780,839              $1,248,968               $680,606              $408,381
                                    ============            ============            ===========            ==========

                                  HUNTINGTON VA                                HUNTINGTON VA
                                  INTERNATIONAL          HUNTINGTON VA           MORTGAGE
                                   EQUITY FUND          MACRO 100 FUND        SECURITIES FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $371                $13,754              $25,138
                                    ----------            -----------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (32,288)               (49,938)             (17,338)
                                    ----------            -----------            ---------
  Net investment income
   (loss)                              (31,917)               (36,184)               7,800
                                    ----------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  8,624                 43,567                7,295
 Net realized gain on
  distributions                          4,159                484,867                  267
 Net unrealized appreciation
  (depreciation) of
  investments during the year          264,599               (605,161)               9,493
                                    ----------            -----------            ---------
  Net gain (loss) on
   investments                         277,382                (76,727)              17,055
                                    ----------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $245,465              $(112,911)             $24,855
                                    ==========            ===========            =========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                   HUNTINGTON VA           BLACKROCK
                                    SITUS SMALL          GLOBAL GROWTH
                                      CAP FUND             V.I. FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $10,943               $1,612
                                     ----------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (56,962)              (2,624)
                                     ----------            ---------
  Net investment income (loss)          (46,019)              (1,012)
                                     ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  60,106               23,373
 Net realized gain on
  distributions                         190,063                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           110,157               32,148
                                     ----------            ---------
  Net gain (loss) on
   investments                          360,326               55,521
                                     ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $314,307              $54,509
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    BLACKROCK
                                    LARGE CAP          VAN KAMPEN UIF
                                     GROWTH            U.S REAL ESTATE         EQUITY AND            MID CAP
                                   V. I. FUND             PORTFOLIO              INCOME              GROWTH
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $356                 $7,668              $6,867                 $ --
                                    ---------            -----------            --------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (1,901)               (10,956)             (4,727)              (4,657)
                                    ---------            -----------            --------            ---------
  Net investment income
   (loss)                              (1,545)                (3,288)              2,140               (4,657)
                                    ---------            -----------            --------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                12,638                (43,725)               (462)               5,145
 Net realized gain on
  distributions                            --                 71,173               9,669               17,555
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (630)              (171,975)             (8,205)              46,428
                                    ---------            -----------            --------            ---------
  Net gain (loss) on
   investments                         12,008               (144,527)              1,002               69,128
                                    ---------            -----------            --------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $10,463              $(147,815)             $3,142              $64,471
                                    =========            ===========            ========            =========

                                                                             MTB MANAGED
                                                                              ALLOCATION
                                                                               FUND --
                                  MTB LARGE CAP        MTB LARGE CAP           MODERATE
                                 GROWTH FUND II        VALUE FUND II          GROWTH II
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,923               $9,425               $89,910
                                    ---------            ---------            ----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges          (12,752)             (14,505)              (64,900)
                                    ---------            ---------            ----------
  Net investment income
   (loss)                              (9,829)              (5,080)               25,010
                                    ---------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 3,037                1,465                 8,952
 Net realized gain on
  distributions                        54,403               32,109               133,928
 Net unrealized appreciation
  (depreciation) of
  investments during the year           7,623              (28,417)               56,226
                                    ---------            ---------            ----------
  Net gain (loss) on
   investments                         65,063                5,157               199,106
                                    ---------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $55,234                  $77              $224,116
                                    =========            =========            ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   MTB MANAGED
                                    ALLOCATION         COLUMBIA MARSICO
                                     FUND --            INTERNATIONAL
                                    AGGRESSIVE          OPPORTUNITIES
                                    GROWTH II              FUND VS
                                   SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $131                  $49,648
                                      ------             ------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (123)                (674,818)
                                      ------             ------------
 Net investment income (loss)              8                 (625,170)
                                      ------             ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    6                2,376,906
 Net realized gain on
  distributions                          471                1,806,773
 Net unrealized appreciation
  (depreciation) of
  investments during the year            168                3,933,256
                                      ------             ------------
  Net gain (loss) on
   investments                           645                8,116,935
                                      ------             ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $653               $7,491,765
                                      ======             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        COLUMBIA MARSICO                                 COLUMBIA MARSICO
                                 COLUMBIA HIGH          FOCUSED EQUITIES         COLUMBIA MARSICO          21ST CENTURY
                                 YIELD FUND VS               FUND VS              GROWTH FUND VS             FUND VS
                                  SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $1,127,891                  $88,460                 $39,687                 $73,570
                                 -------------            -------------            ------------            ------------
EXPENSE:
 Mortality and Expense
  Risk and Administrative
  charges                             (348,266)              (1,060,238)               (722,073)               (204,617)
                                 -------------            -------------            ------------            ------------
 Net investment income
  (loss)                               779,625                 (971,778)               (682,386)               (131,047)
                                 -------------            -------------            ------------            ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             499,120                6,197,566               4,492,735                 340,951
 Net realized gain on
  distributions                             --                       --                      --                 736,919
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (1,186,986)               3,558,537               3,781,644               1,345,095
                                 -------------            -------------            ------------            ------------
  Net gain (loss) on
   investments                        (687,866)               9,756,103               8,274,379               2,422,965
                                 -------------            -------------            ------------            ------------
  Net increase (decrease)
   in net assets resulting
   from operations                     $91,759               $8,784,325              $7,591,993              $2,291,918
                                 =============            =============            ============            ============


                               COLUMBIA MARSICO          OPPENHEIMER
                                MIDCAP GROWTH         GLOBAL SECURITIES       PUTNAM SMALL
                                   FUND VS                  FUND                CAP VALUE
                                 SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $26,048                $5,593                $1,876
                                 ------------             ---------             ---------
EXPENSE:
 Mortality and Expense
  Risk and Administrative
  charges                            (377,622)               (7,744)               (4,560)
                                 ------------             ---------             ---------
 Net investment income
  (loss)                             (351,574)               (2,151)               (2,684)
                                 ------------             ---------             ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            532,734                   500                (4,763)
 Net realized gain on
  distributions                     4,425,631                23,391                37,520
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               (717,454)               (5,587)              (88,800)
                                 ------------             ---------             ---------
  Net gain (loss) on
   investments                      4,240,911                18,304               (56,043)
                                 ------------             ---------             ---------
  Net increase (decrease)
   in net assets resulting
   from operations                 $3,889,337               $16,153              $(58,727)
                                 ============             =========             =========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     PIMCO VIT            PIONEER FUND
                                    REAL RETURN           VCT PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT (F)
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $14,140               $1,714,897
                                     ---------            -------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (3,815)              (1,352,600)
                                     ---------            -------------
  Net investment income (loss)          10,325                  362,297
                                     ---------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (386)               3,111,165
 Net realized gain on
  distributions                          1,614                3,191,849
 Net unrealized appreciation
  (depreciation) of
  investments during the year           31,092               (4,552,952)
                                     ---------            -------------
  Net gain (loss) on
   investments                          32,320                1,750,062
                                     ---------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $42,645               $2,112,359
                                     =========            =============

(f) Effective November 9, 2007, Pioneer VCT Value Portfolio merged with Pioneer Fund VCT Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  PIONEER VCT OAK        PIONEER MID CAP
                                  RIDGE LARGE CAP           VALUE VCT         JENNISON 20/20           JENNISON
                                  GROWTH PORTFOLIO          PORTFOLIO         FOCUS PORTFOLIO         PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $25,023               $1,635                 $900                  $ --
                                    ------------            ---------            ---------            ----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (223,940)              (3,081)             (11,541)              (20,222)
                                    ------------            ---------            ---------            ----------
  Net investment income
   (loss)                               (198,917)              (1,446)             (10,641)              (20,222)
                                    ------------            ---------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  183,878               (1,935)              53,260                15,753
 Net realized gain on
  distributions                           50,969               29,220               71,164                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            784,728              (26,151)             (49,309)              136,582
                                    ------------            ---------            ---------            ----------
  Net gain (loss) on
   investments                         1,019,575                1,134               75,115               152,335
                                    ------------            ---------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $820,658                $(312)             $64,474              $132,113
                                    ============            =========            =========            ==========

                                                        PRUDENTIAL SERIES           ROYCE
                                    PRUDENTIAL            INTERNATIONAL           SMALL-CAP
                                  VALUE PORTFOLIO            GROWTH               PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT (G)         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $10,255                $1,398                  $430
                                    -----------             ---------             ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (15,979)               (6,362)               (8,860)
                                    -----------             ---------             ---------
  Net investment income
   (loss)                                (5,724)               (4,964)               (8,430)
                                    -----------             ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 144,458                15,380                     2
 Net realized gain on
  distributions                         116,310                54,220                37,373
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (240,214)               (9,425)              (78,066)
                                    -----------             ---------             ---------
  Net gain (loss) on
   investments                           20,554                60,175               (40,691)
                                    -----------             ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $14,830               $55,211              $(49,121)
                                    ===========             =========             =========

(g) Formerly SP William Blair International Growth Portfolio. Change effective January 31, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  WESTERN ASSET         LEGG MASON
                                    GOVERNMENT           PARTNERS
                                   MONEY MARKET        APPRECIATION
                                       FUND                FUND
                                 SUB-ACCOUNT (H)        SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $892                $1,291
                                      ------             ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (195)               (1,602)
                                      ------             ---------
  Net investment income (loss)           697                  (311)
                                      ------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                 3,914
 Net realized gain on
  distributions                           --                13,144
 Net unrealized appreciation
  (depreciation) of
  investments during the year             --                (5,828)
                                      ------             ---------
  Net gain (loss) on
   investments                            --                11,230
                                      ------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $697               $10,919
                                      ======             =========

(h) Formerly Smith Barney Government Fund. Change effective April 13, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               VICTORY VARIABLE
                                  WESTERN ASSET       UBS SERIES TRUST --          INSURANCE
                                  MONEY MARKET          U.S. ALLOCATION           DIVERSIFIED
                                      FUND                 PORTFOLIO              STOCK FUND             COMSTOCK
                                 SUB-ACCOUNT (I)          SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $10,888                $334,390                 $14,319               $2,444
                                    ---------             -----------             -----------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (2,278)               (195,398)                (30,560)              (2,394)
                                    ---------             -----------             -----------            ---------
  Net investment income
   (loss)                               8,610                 138,992                 (16,241)                  50
                                    ---------             -----------             -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    --                  71,584                 122,540                 (607)
 Net realized gain on
  distributions                            --                      --                 177,614                3,401
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --                 (35,750)               (107,330)             (11,794)
                                    ---------             -----------             -----------            ---------
  Net gain (loss) on
   investments                             --                  35,834                 192,824               (9,000)
                                    ---------             -----------             -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $8,610                $174,826                $176,583              $(8,950)
                                    =========             ===========             ===========            =========

                                   WELLS FARGO         WELLS FARGO         WELLS FARGO
                                  ADVANTAGE VT         ADVANTAGE VT        ADVANTAGE VT
                                ASSET ALLOCATION       TOTAL RETURN       EQUITY INCOME
                                      FUND              BOND FUND              FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $8,092              $5,153              $2,030
                                    ---------            --------            --------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (6,035)             (1,758)             (1,786)
                                    ---------            --------            --------
  Net investment income
   (loss)                               2,057               3,395                 244
                                    ---------            --------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    30                  28                 309
 Net realized gain on
  distributions                         5,538                  --               8,589
 Net unrealized appreciation
  (depreciation) of
  investments during the year          12,290               1,684              (7,261)
                                    ---------            --------            --------
  Net gain (loss) on
   investments                         17,858               1,712               1,637
                                    ---------            --------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $19,915              $5,107              $1,881
                                    =========            ========            ========

(i)  Formerly Smith Barney Cash Portfolio. Change effective April 13, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    WELLS FARGO          WELLS FARGO
                                   ADVANTAGE VT         ADVANTAGE VT
                                   INTERNATIONAL        LARGE COMPANY
                                     CORE FUND           GROWTH FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $25                 $ --
                                     ---------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (3,201)              (2,677)
                                     ---------            ---------
  Net investment income (loss)          (3,176)              (2,677)
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    630                1,082
 Net realized gain on
  distributions                         13,849                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,860               11,891
                                     ---------            ---------
  Net gain (loss) on
   investments                          20,339               12,973
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $17,163              $10,296
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  WELLS FARGO         STI CLASSIC VT
                                  ADVANTAGE VT          LARGE CAP           STI CLASSIC VT
                                   SMALL CAP              GROWTH            LARGE CAP CORE
                                  GROWTH FUND           STOCK FUND            EQUITY FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT (J)        SUB-ACCOUNT (K)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --               $15,248                $30,462
                                    --------            ----------            -----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (812)              (67,989)               (46,536)
                                    --------            ----------            -----------
  Net investment income
   (loss)                               (812)              (52,741)               (16,074)
                                    --------            ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,161                94,874                 94,350
 Net realized gain on
  distributions                        7,525               212,672                152,858
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (2,689)              205,182               (240,640)
                                    --------            ----------            -----------
  Net gain (loss) on
   investments                         5,997               512,728                  6,568
                                    --------            ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $5,185              $459,987                $(9,506)
                                    ========            ==========            ===========


                                   STI CLASSIC VT         STI CLASSIC VT
                                    MID-CAP CORE          LARGE CAP VALUE
                                    EQUITY FUND             EQUITY FUND
                                  SUB-ACCOUNT (L)           SUB-ACCOUNT
-----------------------------  ---------------------------------------------
INVESTMENT INCOME:
 Dividends                                $3,709                $26,678
                                    ------------            -----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (29,226)               (32,268)
                                    ------------            -----------
  Net investment income
   (loss)                                (25,517)                (5,590)
                                    ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   24,456                245,894
 Net realized gain on
  distributions                          246,188                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (191,099)              (178,490)
                                    ------------            -----------
  Net gain (loss) on
   investments                            79,545                 67,404
                                    ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $54,028                $61,814
                                    ============            ===========

(j) Formerly STI Classic VT Capital Appreciation Fund. Change effective May 31, 2007.

(k) Formerly STI Classic VT Large Cap Relative Value Fund. Change effective May 31, 2007.

(l)  Formerly STI Classic VT Mid-Cap Equity Fund. Change effective May 31, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY(R)       ALLIANCEBERNSTEIN
                                       VP CAPITAL             INTERNATIONAL
                                   APPRECIATION FUND            VALUE FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(75,833)                 $(4,783)
 Net realized gain (loss) on
  security transactions                     90,253                  (30,890)
 Net realized gain on
  distributions                                 --                  115,030
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,174,734                    6,717
                                      ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,189,154                   86,074
                                      ------------             ------------
UNIT TRANSACTIONS:
 Purchases                                 223,917                  135,708
 Net transfers                             803,040                  748,898
 Surrenders for benefit
  payments and fees                       (890,458)                (212,468)
 Net annuity transactions                     (538)                      --
                                      ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        135,961                  672,138
                                      ------------             ------------
 Net increase (decrease) in
  net assets                             2,325,115                  758,212
NET ASSETS:
 Beginning of year                       4,981,725                2,042,768
                                      ------------             ------------
 End of year                            $7,306,840               $2,800,980
                                      ============             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               AIM V.I. CAPITAL                                                     ALLIANCEBERNSTEIN
                                 APPRECIATION        AIM V.I. CORE            AIM V.I. HIGH             VP GLOBAL
                                     FUND             EQUITY FUND              YIELD FUND             BOND PORTFOLIO
                                  SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(85,756)           $(39,659)                $210,486                 $35,417
 Net realized gain (loss)
  on security transactions            (581,584)            494,431                 (459,943)                   (559)
 Net realized gain on
  distributions                             --                  --                       --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               1,324,463             411,019                  267,211                 152,547
                                 -------------       -------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                      657,123             865,791                   17,754                 187,405
                                 -------------       -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               6,956              62,242                    1,156                   2,075
 Net transfers                        (337,702)           (703,377)                 (25,755)                509,088
 Surrenders for benefit
  payments and fees                 (1,248,290)         (3,327,794)              (1,330,692)               (410,254)
 Net annuity transactions                 (925)                 --                       --                      --
                                 -------------       -------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (1,579,961)         (3,968,929)              (1,355,291)                100,909
                                 -------------       -------------            -------------            ------------
 Net increase (decrease)
  in net assets                       (922,838)         (3,103,138)              (1,337,537)                288,314
NET ASSETS:
 Beginning of year                   6,924,763          14,121,173                4,920,132               2,065,313
                                 -------------       -------------            -------------            ------------
 End of year                        $6,001,925         $11,018,035               $3,582,595              $2,353,627
                                 =============       =============            =============            ============

                              ALLIANCEBERNSTEIN
                                VP GROWTH AND          AMERICAN FUNDS          BB&T MID CAP
                               INCOME PORTFOLIO         GROWTH FUND             GROWTH VIF
                                 SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(5,074)                $(879)               $(275,811)
 Net realized gain (loss)
  on security transactions            (49,802)               (2,681)                 479,953
 Net realized gain on
  distributions                       229,541                23,165                2,097,054
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 (5,400)                1,158                3,278,888
                                 ------------            ----------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                     169,265                20,763                5,580,084
                                 ------------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                             16,607                28,581                  104,766
 Net transfers                       (136,995)              254,815                  202,025
 Surrenders for benefit
  payments and fees                  (509,699)              (95,622)              (2,218,843)
 Net annuity transactions              (8,912)                   --                   18,700
                                 ------------            ----------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (638,999)              187,774               (1,893,352)
                                 ------------            ----------            -------------
 Net increase (decrease)
  in net assets                      (469,734)              208,537                3,686,732
NET ASSETS:
 Beginning of year                  4,640,651               126,712               17,887,748
                                 ------------            ----------            -------------
 End of year                       $4,170,917              $335,249              $21,574,480
                                 ============            ==========            =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                BB&T CAPITAL
                                   MANAGER                 BB&T LARGE
                                 EQUITY VIF                 CAP VIF
                                 SUB-ACCOUNT            SUB-ACCOUNT (A)
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $135,878                  $466,897
 Net realized gain (loss) on
  security transactions               168,105                 1,179,511
 Net realized gain on
  distributions                     1,102,721                11,594,040
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (1,294,094)              (18,647,700)
                                -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                          112,610                (5,407,252)
                                -------------            --------------
UNIT TRANSACTIONS:
 Purchases                             69,469                   351,240
 Net transfers                       (263,488)               (4,072,581)
 Surrenders for benefit
  payments and fees                (1,025,170)              (11,812,134)
 Net annuity transactions                  --                    20,527
                                -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,219,189)              (15,512,948)
                                -------------            --------------
 Net increase (decrease) in
  net assets                       (1,106,579)              (20,920,200)
NET ASSETS:
 Beginning of year                 11,115,206                94,926,034
                                -------------            --------------
 End of year                      $10,008,627               $74,005,834
                                =============            ==============

(a) Effective February 9, 2007, BB&T Large Cap Growth VIF merged with BB&T Large Cap VIF.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                            BB&T SPECIAL                                       CALVERT                 COLUMBIA
                            OPPORTUNITIES             BB&T TOTAL           SOCIAL BALANCED         ASSET ALLOCATION
                             EQUITY VIF            RETURN BOND VIF            PORTFOLIO                 FUND VS
                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                        $(155,798)                $68,159                 $30,846                 $122,496
 Net realized gain (loss)
  on security transactions        136,360                    (620)                 72,848                    9,171
 Net realized gain on
  distributions                   687,496                      --                 158,854                  807,940
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                            518,862                  53,300                (209,349)                (299,153)
                            -------------            ------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations               1,186,920                 120,839                  53,199                  640,454
                            -------------            ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                        278,025                   1,250                 143,603                   40,829
 Net transfers                    311,978                 949,418                (316,253)               1,016,549
 Surrenders for benefit
  payments and fees              (733,892)               (100,058)               (367,248)              (1,290,357)
 Net annuity transactions              --                      --                 (24,361)                      --
                            -------------            ------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions         (143,889)                850,610                (564,259)                (232,979)
                            -------------            ------------            ------------            -------------
 Net increase (decrease)
  in net assets                 1,043,031                 971,449                (511,060)                 407,475
NET ASSETS:
 Beginning of year             10,038,326               1,777,985               3,337,422                8,497,769
                            -------------            ------------            ------------            -------------
 End of year                  $11,081,357              $2,749,434              $2,826,362               $8,905,244
                            =============            ============            ============            =============

                                COLUMBIA SMALL              COLUMBIA
                                COMPANY GROWTH           LARGE CAP VALUE           EVERGREEN VA
                                    FUND VS                  FUND VS               BALANCED FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(260,983)                $(27,213)                $176,803
 Net realized gain (loss)
  on security transactions             153,067                  250,525                  112,637
 Net realized gain on
  distributions                             --                2,208,452                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               1,965,853               (1,934,938)                  51,060
                                 -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                    1,857,937                  496,826                  340,500
                                 -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              82,295                  111,016                   15,877
 Net transfers                        (462,358)                (143,751)                (373,826)
 Surrenders for benefit
  payments and fees                 (2,100,457)              (4,639,318)                (759,020)
 Net annuity transactions                   --                       --                  (32,144)
                                 -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (2,480,520)              (4,672,053)              (1,149,113)
                                 -------------            -------------            -------------
 Net increase (decrease)
  in net assets                       (622,583)              (4,175,227)                (808,613)
NET ASSETS:
 Beginning of year                  16,617,453               33,349,338                7,050,921
                                 -------------            -------------            -------------
 End of year                       $15,994,870              $29,174,111               $6,242,308
                                 =============            =============            =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                    EVERGREEN VA
                                EVERGREEN VA        INTERNATIONAL
                                 GROWTH FUND         EQUITY FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(143,945)           $264,019
 Net realized gain (loss) on
  security transactions               673,390           1,335,523
 Net realized gain on
  distributions                     1,894,663           2,227,601
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (1,415,948)             15,525
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,008,160           3,842,668
                                -------------       -------------
UNIT TRANSACTIONS:
 Purchases                             58,322             334,595
 Net transfers                       (497,527)         (1,325,559)
 Surrenders for benefit
  payments and fees                (2,349,162)         (4,269,656)
 Net annuity transactions             (12,786)            (18,001)
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (2,801,153)         (5,278,621)
                                -------------       -------------
 Net increase (decrease) in
  net assets                       (1,792,993)         (1,435,953)
NET ASSETS:
 Beginning of year                 10,875,406          30,840,212
                                -------------       -------------
 End of year                       $9,082,413         $29,404,259
                                =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          EVERGREEN VA            EVERGREEN VA           EVERGREEN VA
                                 EVERGREEN VA            SPECIAL VALUES           HIGH INCOME             FUNDAMENTAL
                                  OMEGA FUND                  FUND                    FUND              LARGE CAP FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(69,879)                $(42,695)              $12,639                 $(63,749)
 Net realized gain (loss)
  on security transactions             130,124                  (51,336)                  773                1,020,181
 Net realized gain on
  distributions                             --                3,136,538                    --                1,090,351
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 702,332               (5,170,117)              (10,267)                (969,914)
                                 -------------            -------------            ----------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                      762,577               (2,127,610)                3,145                1,076,869
                                 -------------            -------------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                              13,270                  197,900                    --                   49,603
 Net transfers                        (162,190)                (900,730)               23,387                 (262,544)
 Surrenders for benefit
  payments and fees                 (1,398,667)              (1,454,644)              (11,650)              (3,913,416)
 Net annuity transactions               (1,037)                      --                    --                  (36,953)
                                 -------------            -------------            ----------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (1,548,624)              (2,157,474)               11,737               (4,163,310)
                                 -------------            -------------            ----------            -------------
 Net increase (decrease)
  in net assets                       (786,047)              (4,285,084)               14,882               (3,086,441)
NET ASSETS:
 Beginning of year                   7,773,792               25,494,165               182,810               15,900,206
                                 -------------            -------------            ----------            -------------
 End of year                        $6,987,745              $21,209,081              $197,692              $12,813,765
                                 =============            =============            ==========            =============


                               FIDELITY(R) VIP      FIDELITY(R) VIP       FIDELITY(R) VIP
                              ASSET MANAGER(TM)         GROWTH             CONTRAFUND(R)
                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $196,526             $(60,333)             $(96,791)
 Net realized gain (loss)
  on security transactions              7,749              510,074             1,076,968
 Net realized gain on
  distributions                       119,221               12,583             6,168,297
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                207,702            2,978,810            (3,186,579)
                                 ------------        -------------         -------------
 Net increase (decrease)
  in net assets resulting
  from operations                     531,198            3,441,134             3,961,895
                                 ------------        -------------         -------------
UNIT TRANSACTIONS:
 Purchases                            290,753              578,762               995,284
 Net transfers                       (252,604)          (1,312,572)           (1,806,087)
 Surrenders for benefit
  payments and fees                  (912,213)          (2,472,556)           (4,537,333)
 Net annuity transactions                  --                 (474)                  (40)
                                 ------------        -------------         -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (874,064)          (3,206,840)           (5,348,176)
                                 ------------        -------------         -------------
 Net increase (decrease)
  in net assets                      (342,866)             234,294            (1,386,281)
NET ASSETS:
 Beginning of year                  4,261,865           15,112,823            26,673,768
                                 ------------        -------------         -------------
 End of year                       $3,918,999          $15,347,117           $25,287,487
                                 ============        =============         =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    FIDELITY(R) VIP         FRANKLIN INCOME
                                       OVERSEAS             SECURITIES FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $137,181                 $24,227
 Net realized gain (loss) on
  security transactions                    158,446                   1,091
 Net realized gain on
  distributions                            456,816                   6,895
 Net unrealized appreciation
  (depreciation) of
  investments during the year              273,866                 (18,847)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,026,309                  13,366
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 252,665                  53,052
 Net transfers                            (423,428)                813,687
 Surrenders for benefit
  payments and fees                       (895,217)               (174,092)
 Net annuity transactions                       --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,065,980)                692,647
                                     -------------            ------------
 Net increase (decrease) in
  net assets                               (39,671)                706,013
NET ASSETS:
 Beginning of year                       6,707,882                 596,727
                                     -------------            ------------
 End of year                            $6,668,211              $1,302,740
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FIFTH THIRD              FIFTH THIRD                                         FIFTH THIRD
                                      BALANCED             DISCIPLINED VALUE          FIFTH THIRD MID            QUALITY GROWTH
                                      VIP FUND                  VIP FUND                CAP VIP FUND                VIP FUND
                                   SUB-ACCOUNT (B)          SUB-ACCOUNT (B)           SUB-ACCOUNT (B)           SUB-ACCOUNT (B)
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $3,618                    $7,923                 $(161,603)                $(139,188)
 Net realized gain (loss) on
  security transactions                   (32,519)                  701,543                  (315,869)                 (139,954)
 Net realized gain on
  distributions                           238,945                 4,218,932                 5,956,557                 3,902,497
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (125,461)               (4,010,794)               (3,862,628)               (1,734,444)
                                    -------------            --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                               84,583                   917,604                 1,616,457                 1,888,911
                                    -------------            --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 12,284                   167,973                   174,937                    81,981
 Net transfers                         (1,163,760)              (14,195,868)              (14,869,300)              (13,725,310)
 Surrenders for benefit
  payments and fees                      (119,768)                 (618,670)                 (688,239)                 (708,122)
 Net annuity transactions                      --                        --                        --                        --
                                    -------------            --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,271,244)              (14,646,565)              (15,382,602)              (14,351,451)
                                    -------------            --------------            --------------            --------------
 Net increase (decrease) in
  net assets                           (1,186,661)              (13,728,961)              (13,766,145)              (12,462,540)
NET ASSETS:
 Beginning of year                      1,186,661                13,728,961                13,766,145                12,462,540
                                    -------------            --------------            --------------            --------------
 End of year                                 $ --                      $ --                      $ --                      $ --
                                    =============            ==============            ==============            ==============

                                                                                 HARTFORD
                                   HARTFORD            HARTFORD TOTAL            CAPITAL
                                   ADVISERS             RETURN BOND            APPRECIATION
                                   HLS FUND               HLS FUND               HLS FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $20,037,722            $38,476,759           $(52,103,667)
 Net realized gain (loss) on
  security transactions              62,659,521                772,170             59,849,318
 Net realized gain on
  distributions                     286,039,489                     --            664,092,177
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (217,890,482)            (7,536,113)           (86,543,001)
                               ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                        150,846,250             31,712,816            585,294,827
                               ----------------       ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                           17,459,461             10,079,511             15,268,762
 Net transfers                     (101,453,066)            85,624,873           (114,198,816)
 Surrenders for benefit
  payments and fees                (444,325,185)          (137,285,806)          (521,015,990)
 Net annuity transactions            (2,205,407)                37,655               (771,043)
                               ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (530,524,197)           (41,543,767)          (620,717,087)
                               ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets                       (379,677,947)            (9,830,951)           (35,422,260)
NET ASSETS:
 Beginning of year                2,986,579,915          1,050,742,147          4,116,343,810
                               ----------------       ----------------       ----------------
 End of year                     $2,606,901,968         $1,040,911,196         $4,080,921,550
                               ================       ================       ================

(b) Fund closed on October 12, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    HARTFORD                  HARTFORD
                                  DIVIDEND AND               FUNDAMENTAL
                                     GROWTH                    GROWTH
                                    HLS FUND                  HLS FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT (C)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $2,088,604                $(310,221)
 Net realized gain (loss) on
  security transactions               31,741,281                  203,408
 Net realized gain on
  distributions                      141,534,259                1,876,429
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (50,678,781)                 821,019
                                ----------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         124,685,363                2,590,635
                                ----------------            -------------
UNIT TRANSACTIONS:
 Purchases                            18,736,144                  207,541
 Net transfers                       (15,829,061)               3,241,904
 Surrenders for benefit
  payments and fees                 (243,263,119)              (2,205,031)
 Net annuity transactions                164,160                       --
                                ----------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (240,191,876)               1,244,414
                                ----------------            -------------
 Net increase (decrease) in
  net assets                        (115,506,513)               3,835,049
NET ASSETS:
 Beginning of year                 1,911,570,821               20,051,583
                                ----------------            -------------
 End of year                      $1,796,064,308              $23,886,632
                                ================            =============

(c)  Formerly Hartford Focus HLS Fund. Change effective July 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                         HARTFORD
                                       HARTFORD              HARTFORD GLOBAL         GLOBAL FINANCIAL         HARTFORD
                                   GLOBAL ADVISERS           COMMUNICATIONS              SERVICES          GLOBAL HEALTH
                                       HLS FUND                 HLS FUND                 HLS FUND             HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(548,542)                $(49,008)               $(178,716)         $(1,430,016)
 Net realized gain (loss) on
  security transactions                  1,059,944                  357,792                  219,994            3,063,373
 Net realized gain on
  distributions                          7,257,849                1,433,616                2,636,675           14,008,539
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,650,101                 (277,275)              (3,713,432)         (10,535,043)
                                    --------------            -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            13,419,352                1,465,125               (1,035,479)           5,106,853
                                    --------------            -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 971,211                    1,200                   10,244              224,166
 Net transfers                           2,522,797                 (555,942)                (854,579)          (7,526,705)
 Surrenders for benefit
  payments and fees                    (15,677,502)              (1,019,674)              (1,461,200)         (14,634,224)
 Net annuity transactions                  (23,284)                    (551)                      --               (8,238)
                                    --------------            -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (12,206,778)              (1,574,967)              (2,305,535)         (21,945,001)
                                    --------------            -------------            -------------       --------------
 Net increase (decrease) in
  net assets                             1,212,574                 (109,842)              (3,341,014)         (16,838,148)
NET ASSETS:
 Beginning of year                      97,889,657                7,578,511               13,376,596          113,217,864
                                    --------------            -------------            -------------       --------------
 End of year                           $99,102,231               $7,468,669              $10,035,582          $96,379,716
                                    ==============            =============            =============       ==============

                                                                                          HARTFORD
                                            HARTFORD                 HARTFORD           DISCIPLINED
                                         GLOBAL GROWTH           GLOBAL TECHNOLOGY         EQUITY
                                            HLS FUND                 HLS FUND             HLS FUND
                                        SUB-ACCOUNT (D)             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(3,783,374)               $(404,758)         $(1,535,629)
 Net realized gain (loss) on
  security transactions                       4,228,915               (1,332,605)           4,612,352
 Net realized gain on
  distributions                              29,670,339                       --              857,232
 Net unrealized appreciation
  (depreciation) of
  investments during the year                26,034,666                5,138,782           12,986,080
                                         --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                                 56,150,546                3,401,419           16,920,035
                                         --------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                    2,810,618                   53,271            3,148,299
 Net transfers                               (5,121,690)              (3,094,074)           2,768,210
 Surrenders for benefit
  payments and fees                         (33,313,491)              (4,309,915)         (32,009,247)
 Net annuity transactions                       (67,163)                    (478)               4,152
                                         --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (35,691,726)              (7,351,196)         (26,088,586)
                                         --------------            -------------       --------------
 Net increase (decrease) in
  net assets                                 20,458,820               (3,949,777)          (9,168,551)
NET ASSETS:
 Beginning of year                          261,400,816               30,008,673          262,100,052
                                         --------------            -------------       --------------
 End of year                               $281,859,636              $26,058,896         $252,931,501
                                         ==============            =============       ==============

(d) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              HARTFORD GROWTH
                                    HARTFORD GROWTH            OPPORTUNITIES
                                        HLS FUND                  HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,796,589)              $(2,869,150)
 Net realized gain (loss) on
  security transactions                   1,416,895                 1,202,406
 Net realized gain on
  distributions                           8,266,054                37,585,711
 Net unrealized appreciation
  (depreciation) of
  investments during the year             8,559,107                14,629,618
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             16,445,467                50,548,585
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                1,599,470                 3,688,179
 Net transfers                           (5,532,502)               17,834,778
 Surrenders for benefit
  payments and fees                     (13,063,475)              (19,406,305)
 Net annuity transactions                    51,098                   (66,779)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (16,945,409)                2,049,873
                                     --------------            --------------
 Net increase (decrease) in
  net assets                               (499,942)               52,598,458
NET ASSETS:
 Beginning of year                      121,192,347               187,802,268
                                     --------------            --------------
 End of year                           $120,692,405              $240,400,726
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      HARTFORD                  HARTFORD
                                                                                   INTERNATIONAL             INTERNATIONAL
                                    HARTFORD HIGH        HARTFORD INDEX                GROWTH                SMALL COMPANY
                                    YIELD HLS FUND          HLS FUND                  HLS FUND                  HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT (E)             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $11,008,676             $814,073               $(1,969,890)                 $157,158
 Net realized gain (loss) on
  security transactions                    860,749           25,532,468                   930,892                   805,697
 Net realized gain on
  distributions                                 --           23,184,703                45,475,831                16,864,463
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (9,400,059)         (30,767,781)                4,684,137                (9,866,939)
                                    --------------       --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,469,366           18,763,463                49,120,970                 7,960,379
                                    --------------       --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                               1,644,465            3,859,433                 5,616,247                 1,962,217
 Net transfers                             862,766          (24,073,458)               18,616,347                    80,720
 Surrenders for benefit
  payments and fees                    (25,681,942)         (75,989,874)              (24,170,696)              (13,122,258)
 Net annuity transactions                 (104,780)            (568,278)                  (24,743)                   (4,878)
                                    --------------       --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (23,279,491)         (96,772,177)                   37,155               (11,084,199)
                                    --------------       --------------            --------------            --------------
 Net increase (decrease) in
  net assets                           (20,810,125)         (78,008,714)               49,158,125                (3,123,820)
NET ASSETS:
 Beginning of year                     200,193,047          484,500,149               223,534,215               106,405,019
                                    --------------       --------------            --------------            --------------
 End of year                          $179,382,922         $406,491,435              $272,692,340              $103,281,199
                                    ==============       ==============            ==============            ==============

                                  HARTFORD
                               INTERNATIONAL           HARTFORD              HARTFORD
                               OPPORTUNITIES            MID CAP            MIDCAP VALUE
                                  HLS FUND             HLS FUND              HLS FUND
                                SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,615,302)          $(3,713,281)         $(3,391,671)
 Net realized gain (loss) on
  security transactions             5,796,276            16,084,711            5,267,587
 Net realized gain on
  distributions                   102,933,740            60,647,181           51,071,507
 Net unrealized appreciation
  (depreciation) of
  investments during the year      13,345,983           (14,302,333)         (47,077,196)
                               --------------       ---------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      120,460,697            58,716,278            5,870,227
                               --------------       ---------------       --------------
UNIT TRANSACTIONS:
 Purchases                          5,870,847               849,427              415,318
 Net transfers                      4,450,099           (22,953,093)         (16,925,855)
 Surrenders for benefit
  payments and fees               (67,272,772)          (83,689,994)         (34,549,163)
 Net annuity transactions             127,258                (5,573)             (76,858)
                               --------------       ---------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (56,824,568)         (105,799,233)         (51,136,558)
                               --------------       ---------------       --------------
 Net increase (decrease) in
  net assets                       63,636,129           (47,082,955)         (45,266,331)
NET ASSETS:
 Beginning of year                503,718,669           442,500,327          330,218,907
                               --------------       ---------------       --------------
 End of year                     $567,354,798          $395,417,372         $284,952,576
                               ==============       ===============       ==============

(e) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                         HARTFORD
                                   HARTFORD              MORTGAGE
                                 MONEY MARKET           SECURITIES
                                   HLS FUND              HLS FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $11,771,241           $6,421,046
 Net realized gain (loss) on
  security transactions                      --             (523,153)
 Net realized gain on
  distributions                              --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --           (2,517,615)
                                ---------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         11,771,241            3,380,278
                                ---------------       --------------
UNIT TRANSACTIONS:
 Purchases                            5,035,745            1,419,558
 Net transfers                      327,254,278           (8,677,804)
 Surrenders for benefit
  payments and fees                (253,479,856)         (27,442,043)
 Net annuity transactions              (185,001)            (110,912)
                                ---------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  78,625,166          (34,811,201)
                                ---------------       --------------
 Net increase (decrease) in
  net assets                         90,396,407          (31,430,923)
NET ASSETS:
 Beginning of year                  305,530,080          193,830,054
                                ---------------       --------------
 End of year                       $395,926,487         $162,399,131
                                ===============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            HARTFORD                                 HARTFORD U.S.
                                       HARTFORD             SMALLCAP                                   GOVERNMENT
                                    SMALL COMPANY            GROWTH            HARTFORD STOCK          SECURITIES
                                       HLS FUND             HLS FUND              HLS FUND              HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,435,325)         $(2,339,084)           $(6,271,796)          $5,621,504
 Net realized gain (loss) on
  security transactions                  3,500,165            1,545,778             81,053,862             (178,141)
 Net realized gain on
  distributions                         40,275,857           12,393,412            214,554,113                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (6,041,808)         (16,658,647)          (210,820,250)           1,093,810
                                    --------------       --------------       ----------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            34,298,889           (5,058,541)            78,515,929            6,537,173
                                    --------------       --------------       ----------------       --------------
UNIT TRANSACTIONS:
 Purchases                               1,428,892            2,349,279             11,685,185            2,217,143
 Net transfers                          (8,318,283)          (6,555,953)           (72,153,478)          26,921,543
 Surrenders for benefit
  payments and fees                    (41,549,322)         (18,046,602)          (242,021,482)         (31,723,440)
 Net annuity transactions                  (47,793)             (17,209)            (2,843,853)              (3,560)
                                    --------------       --------------       ----------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (48,486,506)         (22,270,485)          (305,333,628)          (2,588,314)
                                    --------------       --------------       ----------------       --------------
 Net increase (decrease) in
  net assets                           (14,187,617)         (27,329,026)          (226,817,699)           3,948,859
NET ASSETS:
 Beginning of year                     287,701,477          183,004,090          1,674,747,984          240,751,994
                                    --------------       --------------       ----------------       --------------
 End of year                          $273,513,860         $155,675,064         $1,447,930,285         $244,700,853
                                    ==============       ==============       ================       ==============


                                                    HARTFORD VALUE          HARTFORD
                               HARTFORD VALUE       OPPORTUNITIES        EQUITY INCOME
                                  HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(416,272)           $(490,426)            $650,492
 Net realized gain (loss) on
  security transactions             1,072,597              412,199              168,674
 Net realized gain on
  distributions                    12,375,630           18,018,101            4,172,864
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (3,356,164)         (27,169,229)             476,631
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        9,675,791           (9,229,355)           5,468,661
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                          1,168,584            2,705,427            1,413,630
 Net transfers                     (2,463,050)           2,395,556            7,465,014
 Surrenders for benefit
  payments and fees               (14,339,728)         (16,324,460)         (12,898,570)
 Net annuity transactions             (26,920)             (77,681)              35,786
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (15,661,114)         (11,301,158)          (3,984,140)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                       (5,985,323)         (20,530,513)           1,484,521
NET ASSETS:
 Beginning of year                133,803,312          133,929,445           99,896,975
                               --------------       --------------       --------------
 End of year                     $127,817,989         $113,398,932         $101,381,496
                               ==============       ==============       ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     HUNTINGTON VA            HUNTINGTON VA
                                     INCOME EQUITY              DIVIDEND
                                         FUND                 CAPTURE FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $86,445                 $583,886
 Net realized gain (loss) on
  security transactions                    735,860                   82,161
 Net realized gain on
  distributions                            920,771                1,502,440
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,768,483)              (4,399,659)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               (25,407)              (2,231,172)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 309,492                  461,235
 Net transfers                          (1,037,716)                (843,831)
 Surrenders for benefit
  payments and fees                     (2,779,602)              (2,926,585)
 Net annuity transactions                       --                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (3,507,826)              (3,309,181)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (3,533,233)              (5,540,353)
NET ASSETS:
 Beginning of year                      27,983,473               32,144,665
                                     -------------            -------------
 End of year                           $24,450,240              $26,604,312
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                    HUNTINGTON VA              MID CORP               NEW ECONOMY               ROTATING
                                     GROWTH FUND             AMERICA FUND                 FUND                MARKETS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(161,407)               $(173,272)               $(91,140)               $(42,687)
 Net realized gain (loss) on
  security transactions                   618,212                1,059,672                 260,276                 195,035
 Net realized gain on
  distributions                             2,103                  206,316                 134,086                 268,847
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,321,931                  156,252                 377,384                 (12,814)
                                    -------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,780,839                1,248,968                 680,606                 408,381
                                    -------------            -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                180,028                  248,250                 154,970                 140,294
 Net transfers                           (815,094)                (647,307)               (104,533)                 76,315
 Surrenders for benefit
  payments and fees                    (1,456,306)              (1,973,907)               (548,170)               (508,446)
 Net annuity transactions                      --                       --                      --                      --
                                    -------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,091,372)              (2,372,964)               (497,733)               (291,837)
                                    -------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets                             (310,533)              (1,123,996)                182,873                 116,544
NET ASSETS:
 Beginning of year                     14,706,487               17,572,752               6,360,925               5,532,710
                                    -------------            -------------            ------------            ------------
 End of year                          $14,395,954              $16,448,756              $6,543,798              $5,649,254
                                    =============            =============            ============            ============

                                   HUNTINGTON VA                                   HUNTINGTON VA
                                   INTERNATIONAL           HUNTINGTON VA              MORTGAGE
                                    EQUITY FUND            MACRO 100 FUND         SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(31,917)               $(36,184)                 $7,800
 Net realized gain (loss) on
  security transactions                    8,624                  43,567                   7,295
 Net realized gain on
  distributions                            4,159                 484,867                     267
 Net unrealized appreciation
  (depreciation) of
  investments during the year            264,599                (605,161)                  9,493
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             245,465                (112,911)                 24,855
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               276,658                  53,336                  45,544
 Net transfers                         1,211,948                (109,691)                219,611
 Surrenders for benefit
  payments and fees                     (176,828)               (437,790)               (241,377)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,311,778                (494,145)                 23,778
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           1,557,243                (607,056)                 48,633
NET ASSETS:
 Beginning of year                     1,394,629               3,358,130               1,068,512
                                    ------------            ------------            ------------
 End of year                          $2,951,872              $2,751,074              $1,117,145
                                    ============            ============            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                    HUNTINGTON VA            BLACKROCK
                                     SITUS SMALL           GLOBAL GROWTH
                                       CAP FUND              V.I. FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(46,019)              $(1,012)
 Net realized gain (loss) on
  security transactions                    60,106                23,373
 Net realized gain on
  distributions                           190,063                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             110,157                32,148
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              314,307                54,509
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                167,263                    --
 Net transfers                             59,202                 9,135
 Surrenders for benefit
  payments and fees                      (374,182)              (77,093)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (147,717)              (67,958)
                                     ------------            ----------
 Net increase (decrease) in
  net assets                              166,590               (13,449)
NET ASSETS:
 Beginning of year                      3,271,459               183,079
                                     ------------            ----------
 End of year                           $3,438,049              $169,630
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    BLACKROCK
                                    LARGE CAP           VAN KAMPEN UIF
                                      GROWTH            U.S REAL ESTATE          EQUITY AND             MID CAP
                                    V. I. FUND             PORTFOLIO               INCOME                GROWTH
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,545)               $(3,288)               $2,140               $(4,657)
 Net realized gain (loss) on
  security transactions                 12,638                (43,725)                 (462)                5,145
 Net realized gain on
  distributions                             --                 71,173                 9,669                17,555
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (630)              (171,975)               (8,205)               46,428
                                    ----------            -----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            10,463               (147,815)                3,142                64,471
                                    ----------            -----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                  --                 32,180                15,983                 9,461
 Net transfers                          11,364               (127,339)              281,241               106,020
 Surrenders for benefit
  payments and fees                    (58,562)               (49,866)               19,789               (60,251)
 Net annuity transactions                   --                     --                    --                    --
                                    ----------            -----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (47,198)              (145,025)              317,013                55,230
                                    ----------            -----------            ----------            ----------
 Net increase (decrease) in
  net assets                           (36,735)              (292,840)              320,155               119,701
NET ASSETS:
 Beginning of year                     160,771                802,715               204,299               337,533
                                    ----------            -----------            ----------            ----------
 End of year                          $124,036               $509,875              $524,454              $457,234
                                    ==========            ===========            ==========            ==========

                                                                                MTB MANAGED
                                                                                 ALLOCATION
                                                                                  FUND --
                                  MTB LARGE CAP         MTB LARGE CAP             MODERATE
                                  GROWTH FUND II        VALUE FUND II            GROWTH II
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(9,829)              $(5,080)                $25,010
 Net realized gain (loss) on
  security transactions                  3,037                 1,465                   8,952
 Net realized gain on
  distributions                         54,403                32,109                 133,928
 Net unrealized appreciation
  (depreciation) of
  investments during the year            7,623               (28,417)                 56,226
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            55,234                    77                 224,116
                                    ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              26,657                50,088                  68,586
 Net transfers                          (9,973)               10,428                   1,225
 Surrenders for benefit
  payments and fees                    (16,988)              (29,485)               (269,561)
 Net annuity transactions                   --                    --                      --
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (304)               31,031                (199,750)
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets                            54,930                31,108                  24,366
NET ASSETS:
 Beginning of year                     739,633               868,452               4,300,291
                                    ----------            ----------            ------------
 End of year                          $794,563              $899,560              $4,324,657
                                    ==========            ==========            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    MTB MANAGED
                                    ALLOCATION          COLUMBIA MARSICO
                                      FUND --             INTERNATIONAL
                                    AGGRESSIVE            OPPORTUNITIES
                                     GROWTH II               FUND VS
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $8                $(625,170)
 Net realized gain (loss) on
  security transactions                      6                2,376,906
 Net realized gain on
  distributions                            471                1,806,773
 Net unrealized appreciation
  (depreciation) of
  investments during the year              168                3,933,256
                                     ---------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               653                7,491,765
                                     ---------            -------------
UNIT TRANSACTIONS:
 Purchases                                  --                  213,855
 Net transfers                               1               (1,164,248)
 Surrenders for benefit
  payments and fees                         --               (6,390,600)
 Net annuity transactions                   --                     (883)
                                     ---------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                          1               (7,341,876)
                                     ---------            -------------
 Net increase (decrease) in
  net assets                               654                  149,889
NET ASSETS:
 Beginning of year                      10,093               46,381,710
                                     ---------            -------------
 End of year                           $10,747              $46,531,599
                                     =========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            COLUMBIA MARSICO                                   COLUMBIA MARSICO
                                    COLUMBIA HIGH           FOCUSED EQUITIES          COLUMBIA MARSICO           21ST CENTURY
                                    YIELD FUND VS               FUND VS                GROWTH FUND VS               FUND VS
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $779,625                 $(971,778)                $(682,386)               $(131,047)
 Net realized gain (loss) on
  security transactions                   499,120                 6,197,566                 4,492,735                  340,951
 Net realized gain on
  distributions                                --                        --                        --                  736,919
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,186,986)                3,558,537                 3,781,644                1,345,095
                                    -------------            --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               91,759                 8,784,325                 7,591,993                2,291,918
                                    -------------            --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 49,142                   162,205                   112,610                   96,074
 Net transfers                             12,354                (5,168,270)               (2,193,943)                 699,256
 Surrenders for benefit
  payments and fees                    (3,033,980)              (15,017,108)              (10,190,755)              (1,918,664)
 Net annuity transactions                    (654)                   (3,038)                   (4,255)                      --
                                    -------------            --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,973,138)              (20,026,211)              (12,276,343)              (1,123,334)
                                    -------------            --------------            --------------            -------------
 Net increase (decrease) in
  net assets                           (2,881,379)              (11,241,886)               (4,684,350)               1,168,584
NET ASSETS:
 Beginning of year                     23,991,381                84,898,555                54,612,383               13,773,723
                                    -------------            --------------            --------------            -------------
 End of year                          $21,110,002               $73,656,669               $49,928,033              $14,942,307
                                    =============            ==============            ==============            =============


                                  COLUMBIA MARSICO          OPPENHEIMER
                                    MIDCAP GROWTH        GLOBAL SECURITIES        PUTNAM SMALL
                                       FUND VS                  FUND               CAP VALUE
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(351,574)              $(2,151)              $(2,684)
 Net realized gain (loss) on
  security transactions                   532,734                   500                (4,763)
 Net realized gain on
  distributions                         4,425,631                23,391                37,520
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (717,454)               (5,587)              (88,800)
                                    -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,889,337                16,153               (58,727)
                                    -------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                128,798                35,310                23,754
 Net transfers                           (622,310)              426,051               104,135
 Surrenders for benefit
  payments and fees                    (2,916,376)              (52,740)              (43,990)
 Net annuity transactions                      --                    --                    --
                                    -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,409,888)              408,621                83,899
                                    -------------            ----------            ----------
 Net increase (decrease) in
  net assets                              479,449               424,774                25,172
NET ASSETS:
 Beginning of year                     23,108,190               410,361               294,675
                                    -------------            ----------            ----------
 End of year                          $23,587,639              $835,135              $319,847
                                    =============            ==========            ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     PIMCO VIT              PIONEER FUND
                                    REAL RETURN            VCT PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT (F)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $10,325                  $362,297
 Net realized gain (loss) on
  security transactions                    (386)                3,111,165
 Net realized gain on
  distributions                           1,614                 3,191,849
 Net unrealized appreciation
  (depreciation) of
  investments during the year            31,092                (4,552,952)
                                     ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             42,645                 2,112,359
                                     ----------            --------------
UNIT TRANSACTIONS:
 Purchases                               13,963                   531,591
 Net transfers                          608,395                (6,701,952)
 Surrenders for benefit
  payments and fees                     (54,076)              (16,199,538)
 Net annuity transactions                    --                        --
                                     ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     568,282               (22,369,899)
                                     ----------            --------------
 Net increase (decrease) in
  net assets                            610,927               (20,257,540)
NET ASSETS:
 Beginning of year                       92,112                95,300,011
                                     ----------            --------------
 End of year                           $703,039               $75,042,471
                                     ==========            ==============

(f) Effective November 9, 2007, Pioneer VCT Value Portfolio merged with Pioneer Fund VCT Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PIONEER VCT OAK        PIONEER MID CAP
                                   RIDGE LARGE CAP           VALUE VCT            JENNISON 20/20             JENNISON
                                  GROWTH PORTFOLIO           PORTFOLIO           FOCUS PORTFOLIO            PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(198,917)              $(1,446)               $(10,641)               $(20,222)
 Net realized gain (loss) on
  security transactions                   183,878                (1,935)                 53,260                  15,753
 Net realized gain on
  distributions                            50,969                29,220                  71,164                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             784,728               (26,151)                (49,309)                136,582
                                    -------------            ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              820,658                  (312)                 64,474                 132,113
                                    -------------            ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 89,771                12,722                   3,365                   2,048
 Net transfers                             35,055               136,786                (227,314)                 26,590
 Surrenders for benefit
  payments and fees                    (1,864,238)              (22,218)                (90,369)               (125,232)
 Net annuity transactions                      --                    --                      --                  (1,164)
                                    -------------            ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,739,412)              127,290                (314,318)                (97,758)
                                    -------------            ----------            ------------            ------------
 Net increase (decrease) in
  net assets                             (918,754)              126,978                (249,844)                 34,355
NET ASSETS:
 Beginning of year                     13,113,092               133,702               1,017,225               1,399,972
                                    -------------            ----------            ------------            ------------
 End of year                          $12,194,338              $260,680                $767,381              $1,434,327
                                    =============            ==========            ============            ============

                                                        PRUDENTIAL SERIES           ROYCE
                                     PRUDENTIAL           INTERNATIONAL           SMALL-CAP
                                  VALUE PORTFOLIO             GROWTH              PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT (G)         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(5,724)              $(4,964)              $(8,430)
 Net realized gain (loss) on
  security transactions                  144,458                15,380                     2
 Net realized gain on
  distributions                          116,310                54,220                37,373
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (240,214)               (9,425)              (78,066)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              14,830                55,211               (49,121)
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                15,679                 4,100                28,423
 Net transfers                            (3,118)              (41,656)              567,897
 Surrenders for benefit
  payments and fees                     (131,904)               (5,712)              (37,996)
 Net annuity transactions                     --                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (119,343)              (43,268)              558,324
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                            (104,513)               11,943               509,203
NET ASSETS:
 Beginning of year                     1,089,377               387,789               436,268
                                    ------------            ----------            ----------
 End of year                            $984,864              $399,732              $945,471
                                    ============            ==========            ==========

(g) Formerly SP William Blair International Growth Portfolio. Change effective January 31, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                          WESTERN ASSET          LEGG MASON
                                           GOVERNMENT             PARTNERS
                                          MONEY MARKET          APPRECIATION
                                              FUND                  FUND
                                         SUB-ACCOUNT (H)        SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $697                 $(311)
 Net realized gain (loss) on security
  transactions                                     --                 3,914
 Net realized gain on distributions                --                13,144
 Net unrealized appreciation
  (depreciation) of investments
  during the year                                  --                (5,828)
                                            ---------            ----------
 Net increase (decrease) in net
  assets resulting from operations                697                10,919
                                            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                         --                    --
 Net transfers                                     --                    --
 Surrenders for benefit payments and
  fees                                         (1,708)              (25,185)
 Net annuity transactions                          --                    --
                                            ---------            ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                                 (1,708)              (25,185)
                                            ---------            ----------
 Net increase (decrease) in net
  assets                                       (1,011)              (14,266)
NET ASSETS:
 Beginning of year                             19,198               172,514
                                            ---------            ----------
 End of year                                  $18,187              $158,248
                                            =========            ==========

(h) Formerly Smith Barney Government Fund. Change effective April 13, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  VICTORY VARIABLE
                                  WESTERN ASSET        UBS SERIES TRUST --           INSURANCE
                                   MONEY MARKET          U.S. ALLOCATION            DIVERSIFIED
                                       FUND                 PORTFOLIO                STOCK FUND              COMSTOCK
                                 SUB-ACCOUNT (I)           SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $8,610                  $138,992                $(16,241)                  $50
 Net realized gain (loss) on
  security transactions                     --                    71,584                 122,540                  (607)
 Net realized gain on
  distributions                             --                        --                 177,614                 3,401
 Net unrealized appreciation
  (depreciation) of
  investments during the year               --                   (35,750)               (107,330)              (11,794)
                                    ----------            --------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             8,610                   174,826                 176,583                (8,950)
                                    ----------            --------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                  --                    16,981                   4,261                 6,790
 Net transfers                              --                  (635,593)                (94,854)               87,407
 Surrenders for benefit
  payments and fees                       (156)               (2,951,676)               (255,503)              (20,621)
 Net annuity transactions                   --                    53,661                      --                    --
                                    ----------            --------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (156)               (3,516,627)               (346,096)               73,576
                                    ----------            --------------            ------------            ----------
 Net increase (decrease) in
  net assets                             8,454                (3,341,801)               (169,513)               64,626
NET ASSETS:
 Beginning of year                     223,544                16,845,724               2,340,700               125,291
                                    ----------            --------------            ------------            ----------
 End of year                          $231,998               $13,503,923              $2,171,187              $189,917
                                    ==========            ==============            ============            ==========

                                   WELLS FARGO           WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT
                                 ASSET ALLOCATION        TOTAL RETURN         EQUITY INCOME
                                       FUND               BOND FUND                FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,057                $3,395                  $244
 Net realized gain (loss) on
  security transactions                     30                    28                   309
 Net realized gain on
  distributions                          5,538                    --                 8,589
 Net unrealized appreciation
  (depreciation) of
  investments during the year           12,290                 1,684                (7,261)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            19,915                 5,107                 1,881
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 100                 1,440                 1,320
 Net transfers                           2,799                 8,284                 7,033
 Surrenders for benefit
  payments and fees                        (50)                 (953)               (2,127)
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      2,849                 8,771                 6,226
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            22,764                13,878                 8,107
NET ASSETS:
 Beginning of year                     342,677               104,562               127,837
                                    ----------            ----------            ----------
 End of year                          $365,441              $118,440              $135,944
                                    ==========            ==========            ==========

(i)  Formerly Smith Barney Cash Portfolio. Change effective April 13, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    WELLS FARGO           WELLS FARGO
                                    ADVANTAGE VT          ADVANTAGE VT
                                   INTERNATIONAL         LARGE COMPANY
                                     CORE FUND            GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,176)              $(2,677)
 Net realized gain (loss) on
  security transactions                     630                 1,082
 Net realized gain on
  distributions                          13,849                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             5,860                11,891
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             17,163                10,296
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                7,260                 3,255
 Net transfers                              443                 3,118
 Surrenders for benefit
  payments and fees                      (2,889)               (2,916)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       4,814                 3,457
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             21,977                13,753
NET ASSETS:
 Beginning of year                      181,689               174,063
                                     ----------            ----------
 End of year                           $203,666              $187,816
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO          STI CLASSIC VT
                                  ADVANTAGE VT            LARGE CAP             STI CLASSIC VT
                                    SMALL CAP               GROWTH              LARGE CAP CORE
                                   GROWTH FUND            STOCK FUND             EQUITY FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (J)         SUB-ACCOUNT (K)
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(812)               $(52,741)               $(16,074)
 Net realized gain (loss) on
  security transactions                 1,161                  94,874                  94,350
 Net realized gain on
  distributions                         7,525                 212,672                 152,858
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,689)                205,182                (240,640)
                                    ---------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,185                 459,987                  (9,506)
                                    ---------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              1,815                  77,352                  20,813
 Net transfers                         (5,679)               (209,047)                 55,393
 Surrenders for benefit
  payments and fees                      (720)               (483,436)               (374,024)
 Net annuity transactions                  --                      --                      --
                                    ---------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,584)               (615,131)               (297,818)
                                    ---------            ------------            ------------
 Net increase (decrease) in
  net assets                              601                (155,144)               (307,324)
NET ASSETS:
 Beginning of year                     48,694               3,777,769               2,621,483
                                    ---------            ------------            ------------
 End of year                          $49,295              $3,622,625              $2,314,159
                                    =========            ============            ============


                                   STI CLASSIC VT          STI CLASSIC VT
                                    MID-CAP CORE          LARGE CAP VALUE
                                    EQUITY FUND             EQUITY FUND
                                  SUB-ACCOUNT (L)           SUB-ACCOUNT
-----------------------------  ----------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(25,517)                $(5,590)
 Net realized gain (loss) on
  security transactions                   24,456                 245,894
 Net realized gain on
  distributions                          246,188                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (191,099)               (178,490)
                                    ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              54,028                  61,814
                                    ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                10,406                   3,991
 Net transfers                             4,339                 (72,400)
 Surrenders for benefit
  payments and fees                     (126,201)               (549,430)
 Net annuity transactions                     --                      --
                                    ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (111,456)               (617,839)
                                    ------------            ------------
 Net increase (decrease) in
  net assets                             (57,428)               (556,025)
NET ASSETS:
 Beginning of year                     1,583,716               1,968,157
                                    ------------            ------------
 End of year                          $1,526,288              $1,412,132
                                    ============            ============

(j) Formerly STI Classic VT Capital Appreciation Fund. Change effective May 31, 2007.

(k) Formerly STI Classic VT Large Cap Relative Value Fund. Change effective May 31, 2007.

(l)  Formerly STI Classic VT Mid-Cap Equity Fund. Change effective May 31, 2007.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY(R)       ALLIANCEBERNSTEIN
                                       VP CAPITAL             INTERNATIONAL
                                   APPRECIATION FUND            VALUE FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT (A)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(61,983)                 $(5,927)
 Net realized gain (loss) on
  security transactions                    (21,479)                  (1,063)
 Net realized gain on
  distributions                                 --                    1,382
 Net unrealized appreciation
  (depreciation) of
  investments during the year              709,117                  216,266
                                      ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               625,655                  210,658
                                      ------------             ------------
UNIT TRANSACTIONS:
 Purchases                                 315,290                   29,516
 Net transfers                             234,701                1,893,715
 Surrenders for benefit
  payments and fees                       (388,695)                 (91,121)
 Net annuity transactions                     (457)                      --
                                      ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        160,839                1,832,110
                                      ------------             ------------
 Net increase (decrease) in
  net assets                               786,494                2,042,768
NET ASSETS:
 Beginning of year                       4,195,231                       --
                                      ------------             ------------
 End of year                            $4,981,725               $2,042,768
                                      ============             ============

(a)  From inception, April 17, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AIM V.I. CAPITAL                                                          ALLIANCEBERNSTEIN
                                    APPRECIATION             AIM V.I. CORE            AIM V.I. HIGH             VP GLOBAL
                                        FUND                  EQUITY FUND              YIELD FUND             BOND PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT (B)(C)           SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(90,623)                 $47,354                 $341,425                   $(685)
 Net realized gain (loss) on
  security transactions                  (522,325)              (3,496,313)                (557,590)                 (2,036)
 Net realized gain on
  distributions                                --                       --                       --                  17,145
 Net unrealized appreciation
  (depreciation) of
  investments during the year             940,670                5,326,276                  677,526                  50,088
                                    -------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              327,722                1,877,317                  461,361                  64,512
                                    -------------            -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                127,731                   26,124                    9,777                  61,453
 Net transfers                            202,501                 (655,270)                   2,695                 304,512
 Surrenders for benefit
  payments and fees                    (1,154,269)              (2,988,368)              (1,635,255)               (279,566)
 Net annuity transactions                    (895)                      --                       --                      --
                                    -------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (824,932)              (3,617,514)              (1,622,783)                 86,399
                                    -------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets                             (497,210)              (1,740,197)              (1,161,422)                150,911
NET ASSETS:
 Beginning of year                      7,421,973               15,861,370                6,081,554               1,914,402
                                    -------------            -------------            -------------            ------------
 End of year                           $6,924,763              $14,121,173               $4,920,132              $2,065,313
                                    =============            =============            =============            ============

                                 ALLIANCEBERNSTEIN
                                   VP GROWTH AND          AMERICAN FUNDS          BB&T MID CAP
                                  INCOME PORTFOLIO         GROWTH FUND             GROWTH VIF
                                    SUB-ACCOUNT          SUB-ACCOUNT (A)           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(7,704)                 $145                $(192,008)
 Net realized gain (loss) on
  security transactions                   17,283                   271                  120,988
 Net realized gain on
  distributions                          239,327                   273                1,097,540
 Net unrealized appreciation
  (depreciation) of
  investments during the year            410,776                 8,402                 (795,033)
                                    ------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             659,682                 9,091                  231,487
                                    ------------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                44,350                 6,257                  222,026
 Net transfers                          (213,472)              111,377                  (42,974)
 Surrenders for benefit
  payments and fees                     (665,229)                  (13)              (1,938,809)
 Net annuity transactions                 (8,298)                   --                       --
                                    ------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (842,649)              117,621               (1,759,757)
                                    ------------            ----------            -------------
 Net increase (decrease) in
  net assets                            (182,967)              126,712               (1,528,270)
NET ASSETS:
 Beginning of year                     4,823,618                    --               19,416,018
                                    ------------            ----------            -------------
 End of year                          $4,640,651              $126,712              $17,887,748
                                    ============            ==========            =============

(a)  From inception, April 17, 2006 to December 31, 2006.

(b) Effective April 28, 2006, AIM V.I. Premier Equity Fund merged with AIM V.I. Core Equity Fund.

(c)  From inception, May 1, 2006 to December 31, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                BB&T CAPITAL
                                   MANAGER                 BB&T LARGE
                                 EQUITY VIF                 CAP VIF
                                 SUB-ACCOUNT            SUB-ACCOUNT (D)
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(30,429)                 $(16,550)
 Net realized gain (loss) on
  security transactions                57,060                 1,802,504
 Net realized gain on
  distributions                       331,993                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,030,923                12,895,102
                                -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,389,547                14,681,056
                                -------------            --------------
UNIT TRANSACTIONS:
 Purchases                             73,517                   352,131
 Net transfers                        688,908                   369,231
 Surrenders for benefit
  payments and fees                  (811,660)              (10,974,992)
 Net annuity transactions                  --                     2,382
                                -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (49,235)              (10,251,248)
                                -------------            --------------
 Net increase (decrease) in
  net assets                        1,340,312                 4,429,808
NET ASSETS:
 Beginning of year                  9,774,894                80,631,740
                                -------------            --------------
 End of year                      $11,115,206               $85,061,548
                                =============            ==============

(d) Formerly BB&T Large Cap Value VIF. Change effective March 13, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                     BB&T SPECIAL                                       CALVERT
                                BB&T LARGE CAP       OPPORTUNITIES             BB&T TOTAL           SOCIAL BALANCED
                                  GROWTH VIF          EQUITY VIF            RETURN BOND VIF            PORTFOLIO
                                SUB-ACCOUNT (E)       SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(100,886)          $(124,446)                $51,004                 $33,778
 Net realized gain (loss)
  on security transactions             185,588             104,884                  (7,885)                 43,152
 Net realized gain on
  distributions                         27,037             425,328                      --                  57,356
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 152,110           1,514,185                 (12,652)                101,936
                                 -------------       -------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                      263,849           1,919,951                  30,467                 236,222
                                 -------------       -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              91,496             111,236                   4,893                 177,852
 Net transfers                        (576,684)           (504,346)                 58,441                 (91,873)
 Surrenders for benefit
  payments and fees                   (946,245)           (550,883)               (170,819)               (567,554)
 Net annuity transactions                   --                  --                      --                 (24,862)
                                 -------------       -------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (1,431,433)           (943,993)               (107,485)               (506,437)
                                 -------------       -------------            ------------            ------------
 Net increase (decrease)
  in net assets                     (1,167,584)            975,958                 (77,018)               (270,215)
NET ASSETS:
 Beginning of year                  11,032,070           9,062,368               1,855,003               3,607,637
                                 -------------       -------------            ------------            ------------
 End of year                        $9,864,486         $10,038,326              $1,777,985              $3,337,422
                                 =============       =============            ============            ============

                                   COLUMBIA              COLUMBIA SMALL              COLUMBIA
                               ASSET ALLOCATION          COMPANY GROWTH           LARGE CAP VALUE
                                    FUND VS                  FUND VS                  FUND VS
                                SUB-ACCOUNT (F)          SUB-ACCOUNT (G)          SUB-ACCOUNT (H)
--------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $274,096                $(268,826)                $506,147
 Net realized gain (loss)
  on security transactions             572,468                3,009,963                6,667,969
 Net realized gain on
  distributions                        982,375                3,471,587                2,861,882
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (1,186,523)              (4,481,635)              (5,136,798)
                                 -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                      642,416                1,731,089                4,899,200
                                 -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              14,580                  125,659                  108,433
 Net transfers                       1,018,466                  213,193                  878,413
 Surrenders for benefit
  payments and fees                 (1,963,922)              (2,234,972)              (4,381,631)
 Net annuity transactions                   --                       --                       --
                                 -------------            -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (930,876)              (1,896,120)              (3,394,785)
                                 -------------            -------------            -------------
 Net increase (decrease)
  in net assets                       (288,460)                (165,031)               1,504,415
NET ASSETS:
 Beginning of year                   8,786,229               16,782,484               31,844,923
                                 -------------            -------------            -------------
 End of year                        $8,497,769              $16,617,453              $33,349,338
                                 =============            =============            =============

(e)  Formerly BB&T Large Company Growth VIF. Change effective March 13, 2006.

(f)  Formerly Nations Asset Allocation Portfolio. Change effective May 1, 2006.

(g)  Formerly Nations Small Company Portfolio. Change effective May 1, 2006.

(h) Formerly Nations Value Portfolio. Change effective May 1, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     EVERGREEN VA        EVERGREEN VA
                                     BALANCED FUND        GROWTH FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $76,074           $(166,146)
 Net realized gain (loss) on
  security transactions                     32,646             633,585
 Net realized gain on
  distributions                                 --             590,204
 Net unrealized appreciation
  (depreciation) of
  investments during the year              437,437               7,959
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               546,157           1,065,602
                                     -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 113,989              66,281
 Net transfers                             224,284            (616,560)
 Surrenders for benefit
  payments and fees                     (1,158,439)         (2,137,442)
 Net annuity transactions                  115,688              39,211
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (704,478)         (2,648,510)
                                     -------------       -------------
 Net increase (decrease) in
  net assets                              (158,321)         (1,582,908)
NET ASSETS:
 Beginning of year                       7,209,242          12,458,314
                                     -------------       -------------
 End of year                            $7,050,921         $10,875,406
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               EVERGREEN VA                                      EVERGREEN VA            EVERGREEN VA
                               INTERNATIONAL            EVERGREEN VA            SPECIAL VALUES           HIGH INCOME
                                EQUITY FUND              OMEGA FUND                  FUND                    FUND
                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $650,428                $(119,672)               $(176,154)               $9,907
 Net realized gain (loss) on
  security transactions              845,619                 (227,293)                  51,335                (4,352)
 Net realized gain on
  distributions                    1,479,546                       --                2,752,291                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,759,714                  671,905                1,436,739                 8,054
                               -------------            -------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                       5,735,307                  324,940                4,064,211                13,609
                               -------------            -------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                           292,005                   76,064                  498,296                    --
 Net transfers                       253,467                 (689,209)               2,608,643               (72,028)
 Surrenders for benefit
  payments and fees               (3,988,150)              (1,134,647)              (1,720,748)              (13,443)
 Net annuity transactions             56,144                     (979)                      --                    --
                               -------------            -------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (3,386,534)              (1,748,771)               1,386,191               (85,471)
                               -------------            -------------            -------------            ----------
 Net increase (decrease) in
  net assets                       2,348,773               (1,423,831)               5,450,402               (71,862)
NET ASSETS:
 Beginning of year                28,491,439                9,197,623               20,043,763               254,672
                               -------------            -------------            -------------            ----------
 End of year                     $30,840,212               $7,773,792              $25,494,165              $182,810
                               =============            =============            =============            ==========

                                    EVERGREEN VA
                                     FUNDAMENTAL           FIDELITY(R) VIP      FIDELITY(R) VIP
                                   LARGE CAP FUND         ASSET MANAGER(TM)         GROWTH
                                     SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(40,524)                $66,784            $(130,374)
 Net realized gain (loss) on
  security transactions                   889,710                 (68,559)            (450,017)
 Net realized gain on
  distributions                           254,960                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             652,471                 250,676            1,404,304
                                    -------------            ------------        -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,756,617                 248,901              823,913
                                    -------------            ------------        -------------
UNIT TRANSACTIONS:
 Purchases                                 44,628                 314,969              914,116
 Net transfers                           (847,370)               (323,148)          (1,323,975)
 Surrenders for benefit
  payments and fees                    (3,519,132)               (477,536)          (1,407,474)
 Net annuity transactions                 107,850                      --                 (454)
                                    -------------            ------------        -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,214,024)               (485,715)          (1,817,787)
                                    -------------            ------------        -------------
 Net increase (decrease) in
  net assets                           (2,457,407)               (236,814)            (993,874)
NET ASSETS:
 Beginning of year                     18,357,613               4,498,679           16,106,697
                                    -------------            ------------        -------------
 End of year                          $15,900,206              $4,261,865          $15,112,823
                                    =============            ============        =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                FIDELITY(R) VIP          FIDELITY(R) VIP
                                 CONTRAFUND(R)               OVERSEAS
                                  SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $8,943                 $(25,623)
 Net realized gain (loss) on
  security transactions                347,606                   (3,221)
 Net realized gain on
  distributions                      2,121,360                   35,797
 Net unrealized appreciation
  (depreciation) of
  investments during the year           52,543                  922,751
                                 -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         2,530,452                  929,704
                                 -------------             ------------
UNIT TRANSACTIONS:
 Purchases                           1,393,789                  348,922
 Net transfers                        (644,635)                 586,409
 Surrenders for benefit
  payments and fees                 (1,782,636)                (545,510)
 Net annuity transactions                  (50)                      --
                                 -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (1,033,532)                 389,821
                                 -------------             ------------
 Net increase (decrease) in
  net assets                         1,496,920                1,319,525
NET ASSETS:
 Beginning of year                  25,176,848                5,388,357
                                 -------------             ------------
 End of year                       $26,673,768               $6,707,882
                                 =============             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          FIFTH THIRD              FIFTH THIRD
                                 FRANKLIN INCOME            BALANCED            DISCIPLINED VALUE         FIFTH THIRD MID
                                 SECURITIES FUND            VIP FUND                VIP FUND               CAP VIP FUND
                                 SUB-ACCOUNT (A)          SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,069)                $12,935                  $83,005                $(205,312)
 Net realized gain (loss) on
  security transactions                    432                  16,512                  183,982                  378,543
 Net realized gain on
  distributions                            182                  12,380                  214,839                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           39,397                  45,753                1,765,490                1,000,486
                                    ----------            ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            38,942                  87,580                2,247,316                1,173,717
                                    ----------            ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               7,927                  21,225                  246,846                  243,707
 Net transfers                         550,011                (144,873)                (543,311)                (250,873)
 Surrenders for benefit
  payments and fees                       (153)                (77,994)              (1,136,926)              (1,356,183)
 Net annuity transactions                   --                      --                       --                       --
                                    ----------            ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    557,785                (201,642)              (1,433,391)              (1,363,349)
                                    ----------            ------------            -------------            -------------
 Net increase (decrease) in
  net assets                           596,727                (114,062)                 813,925                 (189,632)
NET ASSETS:
 Beginning of year                          --               1,300,723               12,915,036               13,955,777
                                    ----------            ------------            -------------            -------------
 End of year                          $596,727              $1,186,661              $13,728,961              $13,766,145
                                    ==========            ============            =============            =============

                                     FIFTH THIRD             FIRST HORIZON
                                   QUALITY GROWTH        CAPITAL APPRECIATION      FIRST HORIZON CORE
                                      VIP FUND                 PORTFOLIO            EQUITY PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT (I)          SUB-ACCOUNT (I)
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(91,852)                 $(7,712)                $(13,238)
 Net realized gain (loss) on
  security transactions                   226,022                 (260,550)                (341,855)
 Net realized gain on
  distributions                                --                  847,321                  632,884
 Net unrealized appreciation
  (depreciation) of
  investments during the year             287,411                 (256,349)                (219,240)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              421,581                  322,710                   58,551
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                191,688                       60                    4,503
 Net transfers                           (165,289)              (3,998,264)              (9,603,152)
 Surrenders for benefit
  payments and fees                    (1,220,131)                 (37,748)                 (97,349)
 Net annuity transactions                      --                       --                       --
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,193,732)              (4,035,952)              (9,695,998)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                             (772,151)              (3,713,242)              (9,637,447)
NET ASSETS:
 Beginning of year                     13,234,691                3,713,242                9,637,447
                                    -------------            -------------            -------------
 End of year                          $12,462,540                     $ --                     $ --
                                    =============            =============            =============

(a)  From inception, April 17, 2006 to December 31, 2006.

(i)  Fund closed February 22, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                        HARTFORD            HARTFORD TOTAL
                                        ADVISERS             RETURN BOND
                                        HLS FUND               HLS FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $26,577,874            $34,842,584
 Net realized gain (loss) on
  security transactions                   86,594,027                426,966
 Net realized gain on
  distributions                          214,104,472                150,495
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        (60,709,273)            (2,086,912)
                                    ----------------       ----------------
 Net increase (decrease) in net
  assets resulting from operations       266,567,100             33,333,133
                                    ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                                22,840,651             11,382,576
 Net transfers                          (110,328,573)            48,375,366
 Surrenders for benefit payments
  and fees                              (529,186,444)          (171,859,181)
 Net annuity transactions                 (1,693,686)              (463,737)
                                    ----------------       ----------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (618,368,052)          (112,564,976)
                                    ----------------       ----------------
 Net increase (decrease) in net
  assets                                (351,800,952)           (79,231,843)
NET ASSETS:
 Beginning of year                     3,338,380,867          1,129,973,990
                                    ----------------       ----------------
 End of year                          $2,986,579,915         $1,050,742,147
                                    ================       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                HARTFORD               HARTFORD
                                CAPITAL              DIVIDEND AND                                          HARTFORD
                              APPRECIATION              GROWTH                HARTFORD FOCUS           GLOBAL ADVISERS
                                HLS FUND               HLS FUND                  HLS FUND                  HLS FUND
                              SUB-ACCOUNT            SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                         $(4,222,473)            $4,573,778                $(161,350)               $1,426,572
 Net realized gain (loss)
  on security transactions        42,382,867             15,670,021                  261,679                 1,762,669
 Net realized gain on
  distributions                  508,738,784            134,706,760                1,594,634                 3,545,897
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                            23,504,366            157,062,368                 (196,870)                  363,406
                            ----------------       ----------------            -------------            --------------
 Net increase (decrease)
  in net assets resulting
  from operations                570,403,544            312,012,927                1,498,093                 7,098,544
                            ----------------       ----------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                        14,975,094             23,047,768                  408,264                   809,792
 Net transfers                  (117,896,203)            24,760,706               (1,724,883)                 (948,255)
 Surrenders for benefit
  payments and fees             (507,209,108)          (237,477,412)              (2,366,445)              (16,042,726)
 Net annuity transactions           (842,910)              (166,880)                      --                   (56,202)
                            ----------------       ----------------            -------------            --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions        (610,973,127)          (189,835,818)              (3,683,064)              (16,237,391)
                            ----------------       ----------------            -------------            --------------
 Net increase (decrease)
  in net assets                  (40,569,583)           122,177,109               (2,184,971)               (9,138,847)
NET ASSETS:
 Beginning of year             4,156,913,393          1,789,393,712               22,236,554               107,028,504
                            ----------------       ----------------            -------------            --------------
 End of year                  $4,116,343,810         $1,911,570,821              $20,051,583               $97,889,657
                            ================       ================            =============            ==============

                                                            HARTFORD
                                HARTFORD GLOBAL         GLOBAL FINANCIAL         HARTFORD
                                COMMUNICATIONS              SERVICES          GLOBAL HEALTH
                                   HLS FUND                 HLS FUND             HLS FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $24,187                  $19,127          $(1,572,183)
 Net realized gain (loss)
  on security transactions             470,283                  360,773            2,636,169
 Net realized gain on
  distributions                      1,329,776                  515,484           16,367,423
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                (532,854)               1,351,835           (7,019,086)
                                 -------------            -------------       --------------
 Net increase (decrease)
  in net assets resulting
  from operations                    1,291,392                2,247,219           10,412,323
                                 -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                               1,318                    4,709              291,915
 Net transfers                      (1,312,993)                (553,802)          (4,677,461)
 Surrenders for benefit
  payments and fees                   (911,957)              (1,135,803)         (12,996,424)
 Net annuity transactions                 (460)                      --               48,050
                                 -------------            -------------       --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (2,224,092)              (1,684,896)         (17,333,920)
                                 -------------            -------------       --------------
 Net increase (decrease)
  in net assets                       (932,700)                 562,323           (6,921,597)
NET ASSETS:
 Beginning of year                   8,511,211               12,814,273          120,139,461
                                 -------------            -------------       --------------
 End of year                        $7,578,511              $13,376,596         $113,217,864
                                 =============            =============       ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                   HARTFORD                 HARTFORD
                                GLOBAL LEADERS          GLOBAL TECHNOLOGY
                                   HLS FUND                 HLS FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,948,460)               $(441,444)
 Net realized gain (loss) on
  security transactions                970,114               (1,422,828)
 Net realized gain on
  distributions                     14,035,828                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       17,285,004                4,428,065
                                --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        30,342,486                2,563,793
                                --------------            -------------
UNIT TRANSACTIONS:
 Purchases                           3,504,391                   54,130
 Net transfers                      (5,036,372)              (2,252,545)
 Surrenders for benefit
  payments and fees                (28,011,317)              (3,180,404)
 Net annuity transactions               (3,814)                    (370)
                                --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (29,547,112)              (5,379,189)
                                --------------            -------------
 Net increase (decrease) in
  net assets                           795,374               (2,815,396)
NET ASSETS:
 Beginning of year                 260,605,442               32,824,069
                                --------------            -------------
 End of year                      $261,400,816              $30,008,673
                                ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               HARTFORD
                             DISCIPLINED                                       HARTFORD GROWTH
                                EQUITY               HARTFORD GROWTH            OPPORTUNITIES             HARTFORD HIGH
                               HLS FUND                  HLS FUND                  HLS FUND               YIELD HLS FUND
                             SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                       $(1,271,519)              $(1,845,115)              $(1,512,605)              $25,788,484
 Net realized gain (loss)
  on security transactions        (511,070)                  866,510                  (416,008)                1,316,314
 Net realized gain on
  distributions                         --                 7,483,543                18,848,717                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          27,793,302                (2,803,719)                   (5,750)               (9,063,128)
                            --------------            --------------            --------------            --------------
 Net increase (decrease)
  in net assets resulting
  from operations               26,010,713                 3,701,219                16,914,354                18,041,670
                            --------------            --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                       3,899,360                 2,781,311                 7,856,637                 2,091,495
 Net transfers                   4,688,936                   350,522                 4,264,586                   247,508
 Surrenders for benefit
  payments and fees            (26,585,983)              (14,211,359)              (16,984,621)              (25,968,241)
 Net annuity transactions          (29,241)                    2,230                   (18,578)                  (39,298)
                            --------------            --------------            --------------            --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions       (18,026,928)              (11,077,296)               (4,881,976)              (23,668,536)
                            --------------            --------------            --------------            --------------
 Net increase (decrease)
  in net assets                  7,983,785                (7,376,077)               12,032,378                (5,626,866)
NET ASSETS:
 Beginning of year             254,116,267               128,568,424               175,769,890               205,819,913
                            --------------            --------------            --------------            --------------
 End of year                  $262,100,052              $121,192,347              $187,802,268              $200,193,047
                            ==============            ==============            ==============            ==============

                                                    HARTFORD
                                                 INTERNATIONAL                HARTFORD
                                                    CAPITAL                INTERNATIONAL
                            HARTFORD INDEX        APPRECIATION             SMALL COMPANY
                               HLS FUND             HLS FUND                  HLS FUND
                             SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                        $1,402,451          $(1,298,483)                 $412,043
 Net realized gain (loss)
  on security transactions      16,421,411              307,450                   702,092
 Net realized gain on
  distributions                 52,821,532           16,336,685                11,390,701
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          (7,341,967)          22,727,770                10,087,032
                            --------------       --------------            --------------
 Net increase (decrease)
  in net assets resulting
  from operations               63,303,427           38,073,422                22,591,868
                            --------------       --------------            --------------
UNIT TRANSACTIONS:
 Purchases                       4,641,785            7,633,689                 2,467,828
 Net transfers                 (17,863,902)          35,337,131                11,813,658
 Surrenders for benefit
  payments and fees            (78,024,797)         (18,935,789)              (12,308,662)
 Net annuity transactions         (604,687)             (18,553)                   (5,969)
                            --------------       --------------            --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions       (91,851,601)          24,016,478                 1,966,855
                            --------------       --------------            --------------
 Net increase (decrease)
  in net assets                (28,548,174)          62,089,900                24,558,723
NET ASSETS:
 Beginning of year             513,048,323          161,444,315                81,846,296
                            --------------       --------------            --------------
 End of year                  $484,500,149         $223,534,215              $106,405,019
                            ==============       ==============            ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   HARTFORD
                                INTERNATIONAL           HARTFORD
                                OPPORTUNITIES           MID CAP
                                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $4,839,461          $(1,342,769)
 Net realized gain (loss) on
  security transactions              3,165,082           10,563,796
 Net realized gain on
  distributions                     37,458,903           68,467,987
 Net unrealized appreciation
  (depreciation) of
  investments during the year       48,016,099          (32,204,535)
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        93,479,545           45,484,479
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           8,333,781              679,179
 Net transfers                      41,164,179          (21,663,921)
 Surrenders for benefit
  payments and fees                (54,360,725)         (77,871,695)
 Net annuity transactions             (133,712)              93,074
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (4,996,477)         (98,763,363)
                                --------------       --------------
 Net increase (decrease) in
  net assets                        88,483,068          (53,278,884)
NET ASSETS:
 Beginning of year                 415,235,601          495,779,211
                                --------------       --------------
 End of year                      $503,718,669         $442,500,327
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             HARTFORD
                                  HARTFORD             HARTFORD              MORTGAGE                  HARTFORD
                                MIDCAP VALUE         MONEY MARKET           SECURITIES              SMALL COMPANY
                                  HLS FUND             HLS FUND              HLS FUND                  HLS FUND
                                SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(2,223,467)           $9,848,738          $17,918,055               $(3,540,833)
 Net realized gain (loss) on
  security transactions             7,853,442                    --              707,286                13,735,701
 Net realized gain on
  distributions                    42,389,267                    --                   --                43,732,992
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,398,824                    --          (12,325,156)              (17,699,159)
                               --------------       ---------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       49,418,066             9,848,738            6,300,185                36,228,701
                               --------------       ---------------       --------------            --------------
UNIT TRANSACTIONS:
 Purchases                            342,494             4,758,019            1,997,114                 1,012,974
 Net transfers                    (13,584,409)          131,205,527          (10,460,403)               (7,163,237)
 Surrenders for benefit
  payments and fees               (39,817,684)         (213,828,551)         (32,224,980)              (42,192,504)
 Net annuity transactions             (18,094)             (116,252)            (118,330)                    7,913
                               --------------       ---------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (53,077,693)          (77,981,257)         (40,806,599)              (48,334,854)
                               --------------       ---------------       --------------            --------------
 Net increase (decrease) in
  net assets                       (3,659,627)          (68,132,519)         (34,506,414)              (12,106,153)
NET ASSETS:
 Beginning of year                333,878,534           373,662,599          228,336,468               299,807,630
                               --------------       ---------------       --------------            --------------
 End of year                     $330,218,907          $305,530,080         $193,830,054              $287,701,477
                               ==============       ===============       ==============            ==============

                                  HARTFORD                                 HARTFORD U.S.
                                  SMALLCAP                                   GOVERNMENT
                                   GROWTH            HARTFORD STOCK          SECURITIES
                                  HLS FUND              HLS FUND              HLS FUND
                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(2,297,873)           $(1,220,368)          $4,663,474
 Net realized gain (loss) on
  security transactions               189,574             92,001,820              273,285
 Net realized gain on
  distributions                    11,886,424             93,494,274                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (682,687)            21,587,447              864,228
                               --------------       ----------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        9,095,438            205,863,173            5,800,987
                               --------------       ----------------       --------------
UNIT TRANSACTIONS:
 Purchases                          3,865,523             16,964,472            2,765,703
 Net transfers                      1,965,149            (52,537,032)          27,851,459
 Surrenders for benefit
  payments and fees               (17,838,586)          (246,068,720)         (66,833,515)
 Net annuity transactions             (19,181)            (1,546,097)             (37,378)
                               --------------       ----------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (12,027,095)          (283,187,377)         (36,253,731)
                               --------------       ----------------       --------------
 Net increase (decrease) in
  net assets                       (2,931,657)           (77,324,204)         (30,452,744)
NET ASSETS:
 Beginning of year                185,935,747          1,752,072,188          271,204,738
                               --------------       ----------------       --------------
 End of year                     $183,004,090         $1,674,747,984         $240,751,994
                               ==============       ================       ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                     HARTFORD VALUE
                                HARTFORD VALUE       OPPORTUNITIES
                                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(190,497)           $(206,915)
 Net realized gain (loss) on
  security transactions                703,220              253,580
 Net realized gain on
  distributions                      2,909,238           14,298,691
 Net unrealized appreciation
  (depreciation) of
  investments during the year       17,072,274            4,770,191
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        20,494,235           19,115,547
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           1,911,778            3,861,884
 Net transfers                      27,379,416           16,933,350
 Surrenders for benefit
  payments and fees                (12,897,517)         (13,251,183)
 Net annuity transactions              (29,405)              55,539
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 16,364,272            7,599,590
                                --------------       --------------
 Net increase (decrease) in
  net assets                        36,858,507           26,715,137
NET ASSETS:
 Beginning of year                  96,944,805          107,214,308
                                --------------       --------------
 End of year                      $133,803,312         $133,929,445
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    HARTFORD           HUNTINGTON VA        HUNTINGTON VA
                                  EQUITY INCOME        INCOME EQUITY          DIVIDEND           HUNTINGTON VA
                                    HLS FUND               FUND             CAPTURE FUND          GROWTH FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $737,076             $120,783             $602,658            $(165,478)
 Net realized gain (loss) on
  security transactions                146,344              378,472              171,587              159,963
 Net realized gain on
  distributions                        131,950              814,386              713,657              175,645
 Net unrealized appreciation
  (depreciation) of
  investments during the year       11,704,217            1,532,471            2,779,266              690,466
                                   -----------          -----------          -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                        12,719,587            2,846,112            4,267,168              860,596
                                   -----------          -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                           1,696,511              406,555              568,654              223,986
 Net transfers                      41,244,476             (541,439)            (376,328)            (564,089)
 Surrenders for benefit
  payments and fees                 (8,659,165)          (2,719,049)          (3,042,744)          (1,213,690)
 Net annuity transactions              (11,055)                  --                   --                   --
                                   -----------          -----------          -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 34,270,767           (2,853,933)          (2,850,418)          (1,553,793)
                                   -----------          -----------          -----------          -----------
 Net increase (decrease) in
  net assets                        46,990,354               (7,821)           1,416,750             (693,197)
NET ASSETS:
 Beginning of year                  52,906,621           27,991,294           30,727,915           15,399,684
                                   -----------          -----------          -----------          -----------
 End of year                       $99,896,975          $27,983,473          $32,144,665          $14,706,487
                                   ===========          ===========          ===========          ===========

                                 HUNTINGTON VA       HUNTINGTON VA       HUNTINGTON VA
                                    MID CORP          NEW ECONOMY           ROTATING
                                  AMERICA FUND            FUND            MARKETS FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(204,350)           $(90,008)           $(49,080)
 Net realized gain (loss) on
  security transactions               462,707              65,105              52,048
 Net realized gain on
  distributions                       215,848              94,449             179,925
 Net unrealized appreciation
  (depreciation) of
  investments during the year         483,912             441,115             668,486
                                   ----------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                          958,117             510,661             851,379
                                   ----------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                            462,511             208,043             103,920
 Net transfers                       (199,814)            (46,993)            105,978
 Surrenders for benefit
  payments and fees                (1,796,515)           (491,983)           (470,719)
 Net annuity transactions                  --                  --                  --
                                   ----------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,533,818)           (330,933)           (260,821)
                                   ----------          ----------          ----------
 Net increase (decrease) in
  net assets                         (575,701)            179,728             590,558
NET ASSETS:
 Beginning of year                 18,148,453           6,181,197           4,942,152
                                   ----------          ----------          ----------
 End of year                       $17,572,752         $6,360,925          $5,532,710
                                   ==========          ==========          ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    HUNTINGTON VA
                                    INTERNATIONAL           HUNTINGTON VA
                                     EQUITY FUND            MACRO 100 FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(543)               $(45,857)
 Net realized gain (loss) on
  security transactions                     3,656                  20,601
 Net realized gain on
  distributions                             6,511                  40,796
 Net unrealized appreciation
  (depreciation) of
  investments during the year             147,808                 154,710
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              157,432                 170,250
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                145,630                 141,972
 Net transfers                            908,035                  87,415
 Surrenders for benefit
  payments and fees                       (21,116)               (241,620)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,032,549                 (12,233)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                            1,189,981                 158,017
NET ASSETS:
 Beginning of year                        204,648               3,200,113
                                     ------------            ------------
 End of year                           $1,394,629              $3,358,130
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                          BLACKROCK
                                   HUNTINGTON VA           HUNTINGTON VA            BLACKROCK             LARGE CAP
                                      MORTGAGE              SITUS SMALL           GLOBAL GROWTH             GROWTH
                                  SECURITIES FUND             CAP FUND              V.I. FUND             V. I. FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (J)       SUB-ACCOUNT (K)
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(2,010)               $(48,650)                $(762)              $(1,843)
 Net realized gain (loss) on
  security transactions                      782                     965                 1,313                   843
 Net realized gain on
  distributions                               --                  39,307                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             18,150                  92,435                28,561                 9,457
                                    ------------            ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              16,922                  84,057                29,112                 8,457
                                    ------------            ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   457                 360,841                    --                    --
 Net transfers                           804,460                 219,372                23,640                (5,616)
 Surrenders for benefit
  payments and fees                      (37,702)               (294,388)               (7,214)               (6,142)
 Net annuity transactions                     --                      --                    --                    --
                                    ------------            ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      767,215                 285,825                16,426               (11,758)
                                    ------------            ------------            ----------            ----------
 Net increase (decrease) in
  net assets                             784,137                 369,882                45,538                (3,301)
NET ASSETS:
 Beginning of year                       284,375               2,901,577               137,541               164,072
                                    ------------            ------------            ----------            ----------
 End of year                          $1,068,512              $3,271,459              $183,079              $160,771
                                    ============            ============            ==========            ==========


                                  VAN KAMPEN UIF
                                 U.S REAL ESTATE          EQUITY AND             MID CAP
                                    PORTFOLIO               INCOME                GROWTH
                                 SUB-ACCOUNT (A)       SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,921)                $(747)              $(2,199)
 Net realized gain (loss) on
  security transactions                    (41)                  205                   354
 Net realized gain on
  distributions                          5,430                   200                16,778
 Net unrealized appreciation
  (depreciation) of
  investments during the year           71,683                13,371                   739
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            75,151                13,029                15,672
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              24,577                 3,291                 3,496
 Net transfers                         705,571               187,755               328,213
 Surrenders for benefit
  payments and fees                     (2,584)                  224                (9,848)
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    727,564               191,270               321,861
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           802,715               204,299               337,533
NET ASSETS:
 Beginning of year                          --                    --                    --
                                    ----------            ----------            ----------
 End of year                          $802,715              $204,299              $337,533
                                    ==========            ==========            ==========

(a)  From inception, April 17, 2006 to December 31, 2006.

(j)  Formerly Mercury Global Growth V.I. Fund. Change effective October 2, 2006.

(k) Formerly Mercury Large Cap Growth V.I. Fund. Change effective October 2,
    2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                   MTB LARGE CAP         MTB LARGE CAP
                                   GROWTH FUND II        VALUE FUND II
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(7,586)              $(4,546)
 Net realized gain (loss) on
  security transactions                     609                   609
 Net realized gain on
  distributions                           7,752                58,824
 Net unrealized appreciation
  (depreciation) of
  investments during the year            57,372                62,531
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             58,147               117,418
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                9,319                14,159
 Net transfers                           22,622                11,429
 Surrenders for benefit
  payments and fees                     (11,669)              (21,051)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      20,272                 4,537
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             78,419               121,955
NET ASSETS:
 Beginning of year                      661,214               746,497
                                     ----------            ----------
 End of year                           $739,633              $868,452
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MTB MANAGED            MTB MANAGED
                                     ALLOCATION            ALLOCATION          COLUMBIA MARSICO
                                       FUND -                FUND -              INTERNATIONAL
                                      MODERATE             AGGRESSIVE            OPPORTUNITIES            COLUMBIA HIGH
                                     GROWTH II           GROWTH FUND II             FUND VS               YIELD FUND VS
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (L)          SUB-ACCOUNT (M)
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $43,401                 $120                $(501,187)                $227,562
 Net realized gain (loss) on
  security transactions                    8,026                    7                  349,438                  297,500
 Net realized gain on
  distributions                          207,821                  262                1,289,092                  202,713
 Net unrealized appreciation
  (depreciation) of
  investments during the year             89,811                  810                7,141,494                1,456,402
                                    ------------            ---------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             349,059                1,199                8,278,837                2,184,177
                                    ------------            ---------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                50,500                   --                  279,794                  159,671
 Net transfers                            79,385                   --                1,799,523                 (936,970)
 Surrenders for benefit
  payments and fees                     (273,229)                  (6)              (4,004,618)              (2,466,634)
 Net annuity transactions                     --                   --                     (853)                    (645)
                                    ------------            ---------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (143,344)                  (6)              (1,926,154)              (3,244,578)
                                    ------------            ---------            -------------            -------------
 Net increase (decrease) in
  net assets                             205,715                1,193                6,352,683               (1,060,401)
NET ASSETS:
 Beginning of year                     4,094,576                8,900               40,029,027               25,051,782
                                    ------------            ---------            -------------            -------------
 End of year                          $4,300,291              $10,093              $46,381,710              $23,991,381
                                    ============            =========            =============            =============


                                   COLUMBIA MARSICO                                   COLUMBIA MARSICO
                                   FOCUSED EQUITIES          COLUMBIA MARSICO           21ST CENTURY
                                       FUND VS                GROWTH FUND VS               FUND VS
                                   SUB-ACCOUNT (N)           SUB-ACCOUNT (O)           SUB-ACCOUNT (P)
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,191,884)                $(802,916)               $(155,905)
 Net realized gain (loss) on
  security transactions                  3,519,861                 2,302,535                   81,708
 Net realized gain on
  distributions                                 --                        --                  415,619
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,136,174                   868,877                1,753,605
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             5,464,151                 2,368,496                2,095,027
                                    --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 452,678                   285,759                  197,534
 Net transfers                          (3,853,662)               (2,014,235)               2,731,960
 Surrenders for benefit
  payments and fees                    (13,611,428)              (10,103,662)              (2,544,110)
 Net annuity transactions                  (22,519)                   (4,400)                      --
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (17,034,931)              (11,836,538)                 385,384
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets                           (11,570,780)               (9,468,042)               2,480,411
NET ASSETS:
 Beginning of year                      96,469,335                64,080,425               11,293,312
                                    --------------            --------------            -------------
 End of year                           $84,898,555               $54,612,383              $13,773,723
                                    ==============            ==============            =============

(l) Formerly Nations Marsico International Opportunities Portfolio. Change effective May 1, 2006.

(m) Formerly Nations High Yield Bond Portfolio. Change effective May 1, 2006.

(n) Formerly Nations Marsico Focused Equities Portfolio. Change effective May 1, 2006.

(o) Formerly Nations Marsico Growth Portfolio. Change effective May 1, 2006.

(p) Formerly Nations Marsico 21st Century Portfolio. Change effective May 1,
    2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   COLUMBIA MARSICO          OPPENHEIMER
                                     MIDCAP GROWTH        GLOBAL SECURITIES
                                        FUND VS                  FUND
                                    SUB-ACCOUNT (Q)        SUB-ACCOUNT (A)
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(363,545)              $(1,724)
 Net realized gain (loss) on
  security transactions                    269,683                     9
 Net realized gain on
  distributions                          1,091,830                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,348,487                40,015
                                     -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,346,455                38,300
                                     -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 197,567                 6,519
 Net transfers                            (101,927)              366,720
 Surrenders for benefit
  payments and fees                     (2,253,069)               (1,178)
 Net annuity transactions                       --                    --
                                     -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,157,429)              372,061
                                     -------------            ----------
 Net increase (decrease) in
  net assets                             1,189,026               410,361
NET ASSETS:
 Beginning of year                      21,919,164                    --
                                     -------------            ----------
 End of year                           $23,108,190              $410,361
                                     =============            ==========

(q) Formerly Nations Marsico Midcap Growth Portfolio. Change effective May 1, 2006.

(a)  From inception, April 17, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                   PIONEER VCT OAK
                                   PUTNAM SMALL           PIMCO VIT        PIONEER FUND            RIDGE LARGE CAP
                                    CAP VALUE            REAL RETURN      VCT PORTFOLIO           GROWTH PORTFOLIO
                                 SUB-ACCOUNT (A)       SUB-ACCOUNT (A)     SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,141)              $1,325            $(232,660)               $(228,850)
 Net realized gain (loss) on
  security transactions                    (27)                 417              986,749                   12,273
 Net realized gain on
  distributions                             --                2,320                   --                  192,190
 Net unrealized appreciation
  (depreciation) of
  investments during the year           16,865               (3,105)           5,748,097                  118,833
                                    ----------            ---------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            15,697                  957            6,502,186                   94,446
                                    ----------            ---------       --------------            -------------
UNIT TRANSACTIONS:
 Purchases                               2,824                1,217              406,568                  189,530
 Net transfers                         280,181               91,120           (3,293,307)                  76,439
 Surrenders for benefit
  payments and fees                     (4,027)              (1,182)          (9,162,471)              (2,112,105)
 Net annuity transactions                   --                   --                   --                       --
                                    ----------            ---------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    278,978               91,155          (12,049,210)              (1,846,136)
                                    ----------            ---------       --------------            -------------
 Net increase (decrease) in
  net assets                           294,675               92,112           (5,547,024)              (1,751,690)
NET ASSETS:
 Beginning of year                          --                   --           51,582,874               14,864,782
                                    ----------            ---------       --------------            -------------
 End of year                          $294,675              $92,112          $46,035,850              $13,113,092
                                    ==========            =========       ==============            =============

                                                           PIONEER MID CAP
                                     PIONEER VCT              VALUE VCT            JENNISON 20/20
                                   VALUE PORTFOLIO            PORTFOLIO           FOCUS PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT (A)          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(640,750)                $(511)               $(12,014)
 Net realized gain (loss) on
  security transactions                    690,075                     6                   3,721
 Net realized gain on
  distributions                          2,796,903                 1,315                  44,622
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,538,863                 7,920                  55,213
                                    --------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             6,385,091                 8,730                  91,542
                                    --------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                 324,129                   923                   2,467
 Net transfers                          (3,795,882)              125,202                 300,209
 Surrenders for benefit
  payments and fees                     (9,424,128)               (1,153)                (22,684)
 Net annuity transactions                       --                    --                      --
                                    --------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (12,895,881)              124,972                 279,992
                                    --------------            ----------            ------------
 Net increase (decrease) in
  net assets                            (6,510,790)              133,702                 371,534
NET ASSETS:
 Beginning of year                      55,774,951                    --                 645,691
                                    --------------            ----------            ------------
 End of year                           $49,264,161              $133,702              $1,017,225
                                    ==============            ==========            ============

(a)  From inception, April 17, 2006 to December 31, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                       JENNISON               PRUDENTIAL
                                      PORTFOLIO            VALUE PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(19,401)                $(5,126)
 Net realized gain (loss) on
  security transactions                      (947)                  7,180
 Net realized gain on
  distributions                                --                  34,764
 Net unrealized appreciation
  (depreciation) of
  investments during the year              18,625                 126,785
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               (1,723)                163,603
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  1,900                  22,477
 Net transfers                             69,158                   6,385
 Surrenders for benefit
  payments and fees                       (39,504)                (30,140)
 Net annuity transactions                  (1,119)                     --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        30,435                  (1,278)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                               28,712                 162,325
NET ASSETS:
 Beginning of year                      1,371,260                 927,052
                                     ------------            ------------
 End of year                           $1,399,972              $1,089,377
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                      LEGG MASON
                              SP WILLIAM BLAIR           ROYCE                                         PARTNERS
                               INTERNATIONAL           SMALL-CAP            SMITH BARNEY             APPRECIATION
                              GROWTH PORTFOLIO         PORTFOLIO           GOVERNMENT FUND               FUND
                                SUB-ACCOUNT         SUB-ACCOUNT (A)          SUB-ACCOUNT           SUB-ACCOUNT (R)
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(1,461)              $(2,146)                 $658                    $(170)
 Net realized gain (loss)
  on security transactions              741                   (75)                   --                      285
 Net realized gain on
  distributions                      20,115                19,484                    --                    9,452
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               30,593                20,981                    --                   11,110
                                 ----------            ----------             ---------               ----------
 Net increase (decrease)
  in net assets resulting
  from operations                    49,988                38,244                   658                   20,677
                                 ----------            ----------             ---------               ----------
UNIT TRANSACTIONS:
 Purchases                               --                 7,838                    --                       --
 Net transfers                      174,152               399,193                    --                       --
 Surrenders for benefit
  payments and fees                  (5,598)               (9,007)               (1,711)                  (2,150)
 Net annuity transactions                --                    --                    --                       --
                                 ----------            ----------             ---------               ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            168,554               398,024                (1,711)                  (2,150)
                                 ----------            ----------             ---------               ----------
 Net increase (decrease)
  in net assets                     218,542               436,268                (1,053)                  18,527
NET ASSETS:
 Beginning of year                  169,247                    --                20,251                  153,987
                                 ----------            ----------             ---------               ----------
 End of year                       $387,789              $436,268               $19,198                 $172,514
                                 ==========            ==========             =========               ==========

                                                                              VICTORY VARIABLE
                                                    UBS SERIES TRUST --          INSURANCE
                                SMITH BARNEY          U.S. ALLOCATION           DIVERSIFIED
                               CASH PORTFOLIO            PORTFOLIO               STOCK FUND
                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $8,176                 $203,948                $(23,671)
 Net realized gain (loss)
  on security transactions               --                 (451,672)                 53,881
 Net realized gain on
  distributions                          --                       --                  66,588
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                   --                1,816,467                 164,031
                                 ----------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     8,176                1,568,743                 260,829
                                 ----------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               --                   60,980                   1,867
 Net transfers                           --                 (340,734)                (47,352)
 Surrenders for benefit
  payments and fees                 (33,373)              (2,914,775)               (153,770)
 Net annuity transactions                --                       --                      --
                                 ----------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (33,373)              (3,194,529)               (199,255)
                                 ----------            -------------            ------------
 Net increase (decrease)
  in net assets                     (25,197)              (1,625,786)                 61,574
NET ASSETS:
 Beginning of year                  248,741               18,471,510               2,279,126
                                 ----------            -------------            ------------
 End of year                       $223,544              $16,845,724              $2,340,700
                                 ==========            =============            ============

(a)  From inception, April 17, 2006 to December 31, 2006.

(r)  Formerly Smith Barney Appreciation Fund. Change effective April 7, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          WELLS FARGO
                                                          ADVANTAGE VT
                                                        ASSET ALLOCATION
                                      COMSTOCK                FUND
                                  SUB-ACCOUNT (A)       SUB-ACCOUNT (S)
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(394)               $2,055
 Net realized gain (loss) on
  security transactions                      --                    76
 Net realized gain on
  distributions                              --                 3,600
 Net unrealized appreciation
  (depreciation) of
  investments during the year             6,954                26,107
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              6,560                31,838
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                1,711                 1,000
 Net transfers                          117,032                 5,862
 Surrenders for benefit
  payments and fees                         (12)                  (51)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     118,731                 6,811
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            125,291                38,649
NET ASSETS:
 Beginning of year                           --               304,028
                                     ----------            ----------
 End of year                           $125,291              $342,677
                                     ==========            ==========

(a)  From inception, April 17, 2006 to December 31, 2006.

(s) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO           WELLS FARGO           WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT
                                   TOTAL RETURN         EQUITY INCOME         INTERNATIONAL         LARGE COMPANY
                                    BOND FUND                FUND               CORE FUND            GROWTH FUND
                                 SUB-ACCOUNT (T)       SUB-ACCOUNT (U)       SUB-ACCOUNT (V)       SUB-ACCOUNT (W)
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,098                  $155                  $425               $(2,515)
 Net realized gain (loss) on
  security transactions                   (937)                5,905                   853                 2,233
 Net realized gain on
  distributions                             --                   305                 5,816                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              137                13,527                18,271                 1,958
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,298                19,892                25,365                 1,676
                                    ----------            ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               1,560                 1,320                   900                 1,665
 Net transfers                         (41,466)              (50,339)               76,570               (12,975)
 Surrenders for benefit
  payments and fees                     (1,015)               (2,196)               (2,521)               (2,811)
 Net annuity transactions                   --                    --                    --                    --
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (40,921)              (51,215)               74,949               (14,121)
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           (38,623)              (31,323)              100,314               (12,445)
NET ASSETS:
 Beginning of year                     143,185               159,160                81,375               186,508
                                    ----------            ----------            ----------            ----------
 End of year                          $104,562              $127,837              $181,689              $174,063
                                    ==========            ==========            ==========            ==========

                                   WELLS FARGO          STI CLASSIC VT          STI CLASSIC VT
                                  ADVANTAGE VT             CAPITAL                LARGE CAP
                                    SMALL CAP            APPRECIATION           RELATIVE VALUE
                                   GROWTH FUND               FUND                    FUND
                                 SUB-ACCOUNT (X)         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(630)               $(57,492)               $(14,596)
 Net realized gain (loss) on
  security transactions                   364                  50,122                 152,449
 Net realized gain on
  distributions                           939                 214,231                 180,630
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,556                 108,848                  27,291
                                    ---------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            7,229                 315,709                 345,774
                                    ---------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                225                 116,764                  73,779
 Net transfers                         20,780                  (4,439)                (32,506)
 Surrenders for benefit
  payments and fees                      (696)               (447,238)               (455,398)
 Net annuity transactions                  --                      --                      --
                                    ---------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    20,309                (334,913)               (414,125)
                                    ---------            ------------            ------------
 Net increase (decrease) in
  net assets                           27,538                 (19,204)                (68,351)
NET ASSETS:
 Beginning of year                     21,156               3,796,973               2,689,834
                                    ---------            ------------            ------------
 End of year                          $48,694              $3,777,769              $2,621,483
                                    =========            ============            ============

(t) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

(u) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

(v) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

(w) Formerly Wells Fargo Advantage Large Company Growth Fund. Change effective May 1, 2006.

(x) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    STI CLASSIC VT          STI CLASSIC VT
                                       MID-CAP             LARGE CAP VALUE
                                     EQUITY FUND             EQUITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(23,467)                $(8,197)
 Net realized gain (loss) on
  security transactions                    61,327                 138,238
 Net realized gain on
  distributions                           120,445                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (26,213)                235,131
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              132,092                 365,172
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 27,838                   8,446
 Net transfers                             35,537                 (26,805)
 Surrenders for benefit
  payments and fees                      (245,516)               (411,762)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (182,141)               (430,121)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              (50,049)                (64,949)
NET ASSETS:
 Beginning of year                      1,633,765               2,033,106
                                     ------------            ------------
 End of year                           $1,583,716              $1,968,157
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Two (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the American Century(R) VP Capital Appreciation Fund, AllianceBernstein International Value Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. High Yield Fund, AllianceBernstein VP Global Bond Portfolio, AllianceBernstein VP Growth and Income Portfolio, American Funds Growth Fund, BB&T Mid Cap Growth VIF, BB&T Capital Manager Equity VIF, BB&T Large Cap VIF, BB&T Special Opportunities Equity VIF, BB&T Total Return Bond VIF, Calvert Social Balanced Portfolio, Columbia Asset Allocation Fund VS, Columbia Small Company Growth Fund VS, Columbia Large Cap Value Fund VS, Evergreen VA Balanced Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund, Evergreen VA High Income Fund, Evergreen VA Fundamental Large Cap Fund, Fidelity(R) VIP Asset Manager(TM), Fidelity(R) VIP Growth, Fidelity(R) VIP Contrafund(R), Fidelity(R) VIP Overseas, Franklin Income Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Growth HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Growth HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford Mid Cap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Small Cap Fund, BlackRock Global Growth V.I. Fund, BlackRock Large Cap Growth V. I. Fund, Van Kampen UIF U.S Real Estate Portfolio, Equity and Income, Mid Cap Growth, MTB Large Cap Growth Fund II, MTB Large Cap Value Fund II, MTB Managed Allocation Fund -- Moderate Growth II, MTB Managed Allocation Fund -- Aggressive Growth II, Columbia Marsico International Opportunities Fund VS, Columbia High Yield Fund VS, Columbia Marsico Focused Equities Fund VS, Columbia Marsico Growth Fund VS, Columbia Marsico 21st Century Fund VS, Columbia Marsico Midcap Growth Fund VS, Oppenheimer Global Securities Fund, Putnam Small Cap Value, PIMCO VIT Real Return, Pioneer Fund VCT Portfolio, Pioneer VCT Oak Ridge Large Cap Growth Portfolio, Pioneer Mid Cap Value VCT Portfolio, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth, Royce Small-Cap Portfolio, Western Asset Government Money Market Fund, Legg Mason Partners Appreciation Fund, Western Asset Money Market Fund, UBS Series Trust -- U.S. Allocation Portfolio, Victory Variable Insurance Diversified Stock Fund, Comstock, Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Small Cap Growth Fund, STI Classic VT Large Cap Growth Stock Fund, STI Classic VT Large Cap Core Equity Fund, STI Classic VT Mid-Cap Core Equity Fund, and STI Classic VT Large Cap Value Equity Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

-------------------------------------------------------------------------------

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2007.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) RECLASSIFICATIONS -- Certain reclassifications have been made to the December 31, 2006 Statements of Changes in Net Assets to conform to the current-year presentation.

       h) FAIR VALUE MEASUREMENTS -- In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). This statement defines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. The Account will adopt SFAS 157 on January 1, 2008. Adoption of this statement is not expected to have a material impact on the Account's financial statements.

       i) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expect to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable annuity contracts provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Account's average daily net assets.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

       c) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These charges are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       d) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.15% of the contract's value.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

                                                PURCHASES          PROCEEDS
SUB-ACCOUNT                                      AT COST          FROM SALES
--------------------------------------------------------------------------------
American Century(R) VP Capital
 Appreciation Fund                                 $1,672,586         $1,612,185
AllianceBernstein International Value Fund          2,266,622          1,484,236
AIM V.I. Capital Appreciation Fund                    135,108          1,800,837
AIM V.I. Core Equity Fund                             219,208          4,227,676
AIM V.I. High Yield Fund                              634,524          1,779,296
AllianceBernstein VP Global Bond Portfolio            677,305            540,977
AllianceBernstein VP Growth and Income
 Portfolio                                            465,109            879,547
American Funds Growth Fund                            371,362            161,302
BB&T Mid Cap Growth VIF                             5,038,519          5,110,333
BB&T Capital Manager Equity VIF                     1,948,367          1,928,964
BB&T Large Cap VIF                                 26,102,495         29,553,767
BB&T Special Opportunities Equity VIF               2,654,238          2,266,794
BB&T Total Return Bond VIF                          1,801,251            882,338
Calvert Social Balanced Portfolio                     345,129            719,700
Columbia Asset Allocation Fund VS                   2,779,463          2,081,997
Columbia Small Company Growth Fund VS               1,298,714          4,040,206
Columbia Large Cap Value Fund VS                    6,160,969          8,651,817
Evergreen VA Balanced Fund                            773,356          1,745,629
Evergreen VA Growth Fund                            2,155,756          3,206,161
Evergreen VA International Equity Fund              4,714,551          7,501,562
Evergreen VA Omega Fund                               457,758          2,076,192
Evergreen VA Special Values Fund                    6,591,311          5,654,878
Evergreen VA High Income Fund                          66,763             42,389
Evergreen VA Fundamental Large Cap Fund             1,890,901          5,027,633
Fidelity(R) VIP Asset Manager(TM)                     732,692          1,291,013
Fidelity(R) VIP Growth                                626,911          3,880,783
Fidelity(R) VIP Contrafund(R)                       7,081,498          6,358,439
Fidelity(R) VIP Overseas                            1,341,440          1,813,452
Franklin Income Securities Fund                     1,074,421            350,654
Fifth Third Balanced VIP Fund                         283,130          1,311,807
Fifth Third Disciplined Value VIP Fund              4,741,236         15,161,012
Fifth Third Mid Cap VIP Fund                        6,252,636         15,840,418
Fifth Third Quality Growth VIP Fund                 4,064,025         14,652,165
Hartford Advisers HLS Fund                        378,234,198        602,659,621
Hartford Total Return Bond HLS Fund               137,679,520        140,741,527
Hartford Capital Appreciation HLS Fund            731,042,880        739,746,873
Hartford Dividend and Growth HLS Fund             230,921,169        327,489,036
Hartford Fundamental Growth HLS Fund               10,477,112          7,666,493

-------------------------------------------------------------------------------

                                                PURCHASES          PROCEEDS
SUB-ACCOUNT                                      AT COST          FROM SALES
--------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                 $15,216,248        $20,714,028
Hartford Global Communications HLS Fund             1,685,123          1,875,585
Hartford Global Financial Services HLS
 Fund                                               3,309,896          3,157,511
Hartford Global Health HLS Fund                    16,340,980         25,705,133
Hartford Global Growth HLS Fund                    46,737,883         56,541,360
Hartford Global Technology HLS Fund                   685,191          8,440,691
Hartford Disciplined Equity HLS Fund               18,128,029         44,894,519
Hartford Growth HLS Fund                           19,762,998         30,237,192
Hartford Growth Opportunities HLS Fund             81,515,459         44,843,119
Hartford High Yield HLS Fund                       30,847,005         43,117,011
Hartford Index HLS Fund                            39,773,190        112,612,597
Hartford International Growth HLS Fund             86,943,663         43,403,852
Hartford International Small Company HLS
 Fund                                              42,996,203         37,059,315
Hartford International Opportunities HLS
 Fund                                             141,764,280         97,270,903
Hartford Mid Cap HLS Fund                          64,293,638        113,154,953
Hartford MidCap Value HLS Fund                     62,123,704         65,578,075
Hartford Money Market HLS Fund                    363,326,607        272,882,063
Hartford Mortgage Securities HLS Fund              15,736,035         44,125,998
Hartford Small Company HLS Fund                    55,874,078         67,520,283
Hartford SmallCap Growth HLS Fund                  27,021,070         39,233,768
Hartford Stock HLS Fund                           247,887,638        344,926,796
Hartford U.S. Government Securities HLS
 Fund                                              52,988,716         49,950,509
Hartford Value HLS Fund                            29,856,621         33,560,761
Hartford Value Opportunities HLS Fund              37,826,417         31,601,486
Hartford Equity Income HLS Fund                    22,886,916         22,048,615
Huntington VA Income Equity Fund                    2,950,358          5,451,004
Huntington VA Dividend Capture Fund                 4,700,012          5,920,896
Huntington VA Growth Fund                           1,038,037          3,288,693
Huntington VA Mid Corp America Fund                 1,473,498          3,813,373
Huntington VA New Economy Fund                        885,420          1,340,235
Huntington VA Rotating Markets Fund                 1,181,311          1,247,785
Huntington VA International Equity Fund             1,730,476            446,457
Huntington VA Macro 100 Fund                          966,170          1,011,628
Huntington VA Mortgage Securities Fund                597,962            566,118
Huntington VA Situs Small Cap Fund                    777,754            781,416
BlackRock Global Growth V.I. Fund                      10,738             79,707
BlackRock Large Cap Growth V. I. Fund                  11,725             60,467
Van Kampen UIF U.S Real Estate Portfolio              657,613            734,753
Equity and Income                                     354,556             25,734
Mid Cap Growth                                        186,428            118,300
MTB Large Cap Growth Fund II                           88,815             44,547
MTB Large Cap Value Fund II                           111,318             53,263
MTB Managed Allocation Fund -- Moderate
 Growth II                                            289,857            330,904
MTB Managed Allocation Fund -- Aggressive
 Growth II                                                603                123
Columbia Marsico International
 Opportunities Fund VS                              5,167,909         11,327,840
Columbia High Yield Fund VS                         2,775,085          4,968,528
Columbia Marsico Focused Equities Fund VS           1,230,962         22,229,041
Columbia Marsico Growth Fund VS                     1,997,542         14,956,343

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                 PURCHASES          PROCEEDS
SUB-ACCOUNT                                       AT COST          FROM SALES
--------------------------------------------------------------------------------
Columbia Marsico 21st Century Fund VS               $3,667,143        $4,184,428
Columbia Marsico Midcap Growth Fund VS               6,459,941         5,795,388
Oppenheimer Global Securities Fund                     482,128            52,267
Putnam Small Cap Value                                 300,188           181,453
PIMCO VIT Real Return                                  648,919            68,747
Pioneer Fund VCT Portfolio                          45,186,507        64,002,097
Pioneer VCT Oak Ridge Large Cap Growth                 885,220         2,772,639
 Portfolio
Pioneer Mid Cap Value VCT Portfolio                    258,370           103,321
Jennison 20/20 Focus Portfolio                         161,676           415,470
Jennison Portfolio                                      42,329           160,301
Prudential Value Portfolio                             417,085           425,842
Prudential Series International Growth                 152,286           146,300
Royce Small-Cap Portfolio                              689,928           102,661
Western Asset Government Money Market Fund                 892             1,910
Legg Mason Partners Appreciation Fund                   14,436            26,782
Western Asset Money Market Fund                         10,915             2,431
UBS Series Trust -- U.S. Allocation                    671,096         4,048,601
 Portfolio
Victory Variable Insurance Diversified Stock           353,616           538,342
 Fund
Comstock                                               143,080            66,053
Wells Fargo Advantage VT Asset Allocation               16,526             6,165
 Fund
Wells Fargo Advantage VT Total Return Bond              16,968             4,803
 Fund
Wells Fargo Advantage VT Equity Income Fund             20,499             5,478
Wells Fargo Advantage VT International Core             51,163            35,686
 Fund
Wells Fargo Advantage VT Large Company                  13,496            12,753
 Growth Fund
Wells Fargo Advantage VT Small Cap Growth               15,080            13,023
 Fund
STI Classic VT Large Cap Growth Stock Fund             396,412           851,611
STI Classic VT Large Cap Core Equity Fund              331,048           492,095
STI Classic VT Mid-Cap Core Equity Fund                340,993           231,777
STI Classic VT Large Cap Value Equity Fund             134,217           757,645
                                              ----------------  ----------------
                                                $3,202,368,127    $3,790,699,056
                                              ================  ================

5.   CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
American Century(R) VP               960,290        887,705          72,585
 Capital Appreciation Fund
AllianceBernstein                    206,386        151,712          54,674
 International Value Fund
AIM V.I. Capital Appreciation        181,263      1,553,435      (1,372,172)
 Fund
AIM V.I. Core Equity Fund             91,614      3,784,351      (3,692,737)
AIM V.I. High Yield Fund             344,492      1,602,087      (1,257,595)
AllianceBernstein VP Global          507,238        416,228          91,010
 Bond Portfolio
AllianceBernstein VP Growth          133,863        562,881        (429,018)
 and Income Portfolio
American Funds Growth Fund            30,567         13,828          16,739
BB&T Mid Cap Growth VIF            1,640,747      2,761,667      (1,120,920)
BB&T Capital Manager Equity          486,965      1,478,515        (991,550)
 VIF
BB&T Large Cap VIF                 7,192,474     19,594,932     (12,402,458)
BB&T Special Opportunities         1,171,279      1,255,861         (84,582)
 Equity VIF

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
BB&T Total Return Bond VIF         1,602,023        801,383         800,640
Calvert Social Balanced               62,449        230,421        (167,972)
 Portfolio
Columbia Asset Allocation          1,431,532      1,626,701        (195,169)
 Fund VS
Columbia Small Company Growth      1,044,114      2,861,240      (1,817,126)
 Fund VS
Columbia Large Cap Value Fund      2,492,193      5,659,591      (3,167,398)
 VS
Evergreen VA Balanced Fund           470,312      1,553,792      (1,083,480)
Evergreen VA Growth Fund             199,831      2,143,620      (1,943,789)
Evergreen VA International         1,230,179      4,155,989      (2,925,810)
 Equity Fund
Evergreen VA Omega Fund              543,240      2,521,403      (1,978,163)
Evergreen VA Special Values        1,597,140      2,695,087      (1,097,947)
 Fund
Evergreen VA High Income Fund         36,537         27,916           8,621
Evergreen VA Fundamental             468,680      3,327,005      (2,858,325)
 Large Cap Fund
Fidelity(R) VIP Asset                256,939        670,422        (413,483)
 Manager(TM)
Fidelity(R) VIP Growth               505,791      1,896,053      (1,390,262)
Fidelity(R) VIP Contrafund(R)        515,529      1,942,992      (1,427,463)
Fidelity(R) VIP Overseas             407,801        839,313        (431,512)
Franklin Income Securities            93,457         33,707          59,750
 Fund
Hartford Advisers HLS Fund        19,728,614    172,221,327    (152,492,713)
Hartford Total Return Bond        47,933,804     62,462,275     (14,528,471)
 HLS Fund
Hartford Capital Appreciation     18,904,040    122,093,612    (103,189,572)
 HLS Fund
Hartford Dividend and Growth      28,347,757    111,811,592     (83,463,835)
 HLS Fund
Hartford Fundamental Growth        6,889,521      5,994,560         894,961
 HLS Fund
Hartford Global Advisers HLS       4,573,467     10,941,651      (6,368,184)
 Fund
Hartford Global                      128,572      1,207,218      (1,078,646)
 Communications HLS Fund
Hartford Global Financial            548,090      2,211,629      (1,663,539)
 Services HLS Fund
Hartford Global Health HLS         1,084,586     10,948,974      (9,864,388)
 Fund
Hartford Global Growth HLS        10,315,535     28,535,572     (18,220,037)
 Fund
Hartford Global Technology         1,143,850     13,647,702     (12,503,852)
 HLS Fund
Hartford Disciplined Equity       12,330,685     31,635,267     (19,304,582)
 HLS Fund
Hartford Growth HLS Fund           8,275,358     20,629,582     (12,354,224)
Hartford Growth Opportunities     24,287,511     24,018,795         268,716
 HLS Fund
Hartford High Yield HLS Fund      12,676,467     29,415,716     (16,739,249)
Hartford Index HLS Fund            5,476,416     31,353,829     (25,877,413)
Hartford International Growth     23,032,347     23,081,535         (49,188)
 HLS Fund
Hartford International Small      10,258,455     14,763,242      (4,504,787)
 Company HLS Fund
Hartford International            19,734,488     46,169,188     (26,434,700)
 Opportunities HLS Fund
Hartford Mid Cap HLS Fund            563,694     26,120,291     (25,556,597)
Hartford MidCap Value HLS          5,572,254     32,685,743     (27,113,489)
 Fund
Hartford Money Market HLS        239,569,835    181,713,578      57,856,257
 Fund
Hartford Mortgage Securities       4,025,103     18,794,170     (14,769,067)
 HLS Fund
Hartford Small Company HLS         9,261,629     30,972,573     (21,710,944)
 Fund
Hartford SmallCap Growth HLS      10,235,230     25,730,512     (15,495,282)
 Fund
Hartford Stock HLS Fund           11,349,321     88,628,413     (77,279,092)
Hartford U.S. Government          40,199,773     42,474,461      (2,274,688)
 Securities HLS Fund
Hartford Value HLS Fund           11,672,370     22,613,899     (10,941,529)
Hartford Value Opportunities      11,244,403     18,055,396      (6,810,993)
 HLS Fund
Hartford Equity Income HLS        11,577,795     14,195,640      (2,617,845)
 Fund
Huntington VA Income Equity        1,090,399      3,595,797      (2,505,398)
 Fund

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Huntington VA Dividend             1,092,055      3,430,677      (2,338,622)
 Capture Fund
Huntington VA Growth Fund            729,586      3,139,905      (2,410,319)
Huntington VA Mid Corp               544,935      1,961,618      (1,416,683)
 America Fund
Huntington VA New Economy            310,335        637,185        (326,850)
 Fund
Huntington VA Rotating               377,142        696,268        (319,126)
 Markets Fund
Huntington VA International        1,029,382        249,504         779,878
 Equity Fund
Huntington VA Macro 100 Fund         410,385        827,819        (417,434)
Huntington VA Mortgage               525,636        502,812          22,824
 Securities Fund
Huntington VA Situs Small Cap        402,009        500,635         (98,626)
 Fund
BlackRock Global Growth V.I.           4,573         54,148         (49,575)
 Fund
BlackRock Large Cap Growth V.          9,058         54,967         (45,909)
 I. Fund
Van Kampen UIF U.S Real               50,775         64,899         (14,124)
 Estate Portfolio
Equity and Income                     30,412          2,190          28,222
Mid Cap Growth                        14,738         10,708           4,030
MTB Large Cap Growth Fund II          28,700         28,386             314
MTB Large Cap Value Fund II           54,273         30,075          24,198
MTB Managed Allocation Fund           59,068        228,364        (169,296)
 -- Moderate Growth II
MTB Managed Allocation Fund               --             --              --
 -- Aggressive Growth II
Columbia Marsico                   1,508,808      4,706,237      (3,197,429)
 International Opportunities
 Fund VS
Columbia High Yield Fund VS        1,084,057      2,934,374      (1,850,317)
Columbia Marsico Focused             650,817     11,172,249     (10,521,432)
 Equities Fund VS
Columbia Marsico Growth Fund       1,256,232      7,918,483      (6,662,251)
 VS
Columbia Marsico 21st Century      2,183,394      3,068,891        (885,497)
 Fund VS
Columbia Marsico Midcap            1,985,626      5,356,725      (3,371,099)
 Growth Fund VS
Oppenheimer Global Securities         43,680          7,950          35,730
 Fund
Putnam Small Cap Value                24,801         17,575           7,226
PIMCO VIT Real Return                 60,268          6,558          53,710
Pioneer Fund VCT Portfolio        33,519,829     54,159,214     (20,639,385)
Pioneer VCT Oak Ridge Large          779,013      2,341,335      (1,562,322)
 Cap Growth Portfolio
Pioneer Mid Cap Value VCT             20,126          9,194          10,932
 Portfolio
Jennison 20/20 Focus                  59,796        279,898        (220,102)
 Portfolio
Jennison Portfolio                    63,388        204,501        (141,113)
Prudential Value Portfolio           199,523        283,817         (84,294)
Prudential Series                     68,656        109,810         (41,154)
 International Growth
Royce Small-Cap Portfolio             62,470         10,107          52,363
Western Asset Government                  --            545            (545)
 Money Market Fund
Legg Mason Partners                       --          1,600          (1,600)
 Appreciation Fund
Western Asset Money Market                --             48             (48)
 Fund
UBS Series Trust -- U.S.             321,204      3,149,718      (2,828,514)
 Allocation Portfolio
Victory Variable Insurance            12,911         40,757         (27,846)
 Diversified Stock Fund
Comstock                              12,087          5,714           6,373
Wells Fargo Advantage VT               2,197             67           2,130
 Asset Allocation Fund
Wells Fargo Advantage VT              10,278          2,815           7,463
 Total Return Bond Fund
Wells Fargo Advantage VT               7,257          2,850           4,407
 Equity Income Fund
Wells Fargo Advantage VT              23,834         22,321           1,513
 International Core Fund
Wells Fargo Advantage VT              12,750          9,955           2,795
 Large Company Growth Fund
Wells Fargo Advantage VT               4,822          8,184          (3,362)
 Small Cap Growth Fund
STI Classic VT Large Cap              56,742        399,018        (342,276)
 Growth Stock Fund

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
STI Classic VT Large Cap Core         44,521        200,852        (156,331)
 Equity Fund
STI Classic VT Mid-Cap Core           29,326         64,576         (35,250)
 Equity Fund
STI Classic VT Large Cap              44,355        318,426        (274,071)
 Value Equity Fund

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
American Century(R) VP             1,293,510      1,223,037          70,473
 Capital Appreciation Fund
Alliance Bernstein                   210,921         37,349         173,572
 International Value Fund
AIM V.I. Capital Appreciation        614,610      1,404,780        (790,170)
 Fund
AIM V.I. Core Equity Fund         16,811,530     20,628,104      (3,816,574)
AIM V.I. High Yield Fund             419,169      2,055,112      (1,635,943)
Alliance Bernstein VPS Global        417,015        342,989          74,026
 Bond Portfolio
AllianceBernstein VP Growth          165,790        832,027        (666,237)
 and Income Portfolio
American Funds Growth Fund            12,981            891          12,090
BB&T Mid Cap Growth VIF            1,630,272      2,875,293      (1,245,021)
BB&T Capital Manager Equity          949,044        977,238         (28,194)
 VIF
BB&T Large Cap VIF                 1,882,167      8,127,852      (6,245,685)
BB&T Large Cap Growth VIF            734,578      2,175,724      (1,441,146)
BB&T Special Opportunities           418,240      1,126,378        (708,138)
 Equity VIF
BB&T Total Return Bond VIF           242,256        353,606        (111,350)
Calvert Social Balanced              102,041        265,582        (163,541)
 Portfolio
Columbia Asset Allocation          8,645,064      1,303,413       7,341,651
 Fund VS
Columbia Small Company Growth     15,135,039      1,846,731      13,288,308
 Fund VS
Columbia Large Cap Value Fund     26,390,761      2,751,389      23,639,372
 VS
Evergreen VA Balanced Fund         1,208,827      1,974,621        (765,794)
Evergreen VA Growth Fund             504,598      2,603,786      (2,099,188)
Evergreen VA International         1,852,854      4,183,451      (2,330,597)
 Equity Fund
Evergreen VA Omega Fund              401,724      2,850,636      (2,448,912)
Evergreen VA Special Values        2,827,542      2,082,420         745,122
 Fund
Evergreen VA High Income Fund          7,129         72,884         (65,755)
Evergreen VA Fundamental             629,914      3,934,360      (3,304,446)
 Large Cap Fund
Fidelity(R) VIP Asset                256,806        518,661        (261,855)
 Manager(TM)
Fidelity(R) VIP Growth               613,963      1,545,392        (931,429)
Fidelity(R) VIP Contrafund(R)      1,018,873      1,354,511        (335,638)
Fidelity(R) VIP Overseas             838,700        648,817         189,883
Franklin Income Securities            59,307          6,457          52,850
 Fund
Fifth Third Balanced VIP Fund         54,110        214,226        (160,116)
Fifth Third Disciplined Value        328,597      1,176,798        (848,201)
 VIP Fund
Fifth Third Mid Cap VIP Fund         516,736      1,286,852        (770,116)
Fifth Third Quality Growth           957,111      2,509,359      (1,552,248)
 VIP Fund
Hartford Advisers HLS Fund        11,382,118    195,195,652    (183,813,534)
Hartford Total Return Bond        47,981,188     90,373,407     (42,392,219)
 HLS Fund
Hartford Capital Appreciation      2,970,721    117,103,761    (114,133,040)
 HLS Fund
Hartford Dividend and Growth      32,104,790    104,375,988     (72,271,198)
 HLS Fund
Hartford Focus HLS Fund            1,959,115      5,433,457      (3,474,342)
Hartford Global Advisers HLS       3,039,085     12,549,344      (9,510,259)
 Fund
Hartford Global                       98,375      2,085,351      (1,986,976)
 Communications HLS Fund

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Hartford Global Financial             44,326      1,380,860      (1,336,534)
 Services HLS Fund
Hartford Global Health HLS           424,476      9,068,406      (8,643,930)
 Fund
Hartford Global Leaders HLS        7,728,663     24,680,699     (16,952,036)
 Fund
Hartford Global Technology           300,625     10,794,406     (10,493,781)
 HLS Fund
Hartford Disciplined Equity       13,566,893     27,928,974     (14,362,081)
 HLS Fund
Hartford Growth HLS Fund          19,290,743     27,853,796      (8,563,053)
Hartford Growth Opportunities     43,103,595     46,876,663      (3,773,068)
 HLS Fund
Hartford High Yield HLS Fund      37,170,927     55,401,152     (18,230,225)
Hartford Index HLS Fund            5,943,038     35,225,436     (29,282,398)
Hartford International            30,206,322     14,174,716      16,031,606
 Capital Appreciation HLS
 Fund
Hartford International Small      14,503,942     13,579,388         924,554
 Company HLS Fund
Hartford International            33,311,769     34,416,258      (1,104,489)
 Opportunities HLS Fund
Hartford Mid Cap HLS Fund          4,455,728     31,274,757     (26,819,029)
Hartford MidCap Value HLS          7,982,904     41,202,442     (33,219,538)
 Fund
Hartford Money Market HLS        206,565,093    240,228,800     (33,663,707)
 Fund
Hartford Mortgage Securities       2,853,684     21,067,593     (18,213,909)
 HLS Fund
Hartford Small Company HLS        10,336,138     34,503,317     (24,167,179)
 Fund
Hartford SmallCap Growth HLS      27,442,544     36,346,079      (8,903,535)
 Fund
Hartford Stock HLS Fund           19,990,447     90,079,362     (70,088,915)
Hartford U.S. Government          90,558,275    123,628,341     (33,070,066)
 Securities HLS Fund
Hartford Value HLS Fund           37,729,254     24,889,174      12,840,080
Hartford Value Opportunities      17,899,229     12,825,600       5,073,629
 HLS Fund
Hartford Equity Income HLS        40,621,232     14,773,826      25,847,406
 Fund
Huntington VA Income Equity          801,621      2,969,461      (2,167,840)
 Fund
Huntington VA Dividend               860,462      2,748,065      (1,887,603)
 Capture Fund
Huntington VA Growth Fund            714,572      2,402,408      (1,687,836)
Huntington VA Mid Corp               574,264      1,543,407        (969,143)
 America Fund
Huntington VA New Economy            263,232        462,614        (199,382)
 Fund
Huntington VA Rotating               182,209        418,608        (236,399)
 Markets Fund
Huntington V A International         798,832         76,697         722,135
 Equity Fund
Huntington VA Macro 100 Fund         430,338        450,319         (19,981)
Huntington VA Mortgage               781,629         69,167         712,462
 Securities Fund
Huntington VA Situs Small Cap        712,169        506,039         206,130
 Fund
BlackRock Global Growth V.I.          17,782          6,344          11,438
 Fund
BlackRock Large Cap Growth V.             21         12,667         (12,646)
 I. Fund
Van Kampen UIF U.S Real               64,315            842          63,473
 Estate Portfolio
Equity and Income                     19,628            998          18,630
Mid Cap Growth                        35,041          1,088          33,953
MTB Large Cap Growth Fund II          35,229         15,242          19,987
MTB Large Cap Value Fund II           32,153         28,716           3,437
MTB Managed Allocation Fund          192,803        326,396        (133,593)
 -- Moderate Growth II
MTB Managed Allocation Fund               --              1              (1)
 -- Aggressive Growth Fund
 II
Columbia Marsico                   2,090,570      3,130,646      (1,040,076)
 International Opportunities
 Fund VS
Columbia High Yield Fund VS          617,386      2,795,001      (2,177,615)
Columbia Marsico Focused           1,046,182     11,078,956     (10,032,774)
 Equities Fund VS
Columbia Marsico Growth Fund         709,686      8,088,734      (7,379,048)
 VS
Columbia Marsico 21st Century      2,866,186      2,511,962         354,224
 Fund VS
Columbia Marsico Midcap            1,756,030      4,239,840      (2,483,810)
 Growth Fund VS

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Oppenheimer Global Securities         38,639            732          37,907
 Fund
Putnam Small Cap Value                28,325            454          27,871
PIMCO VIT Real Return                 11,151          2,174           8,977
Pioneer Fund VCT Portfolio           672,048     11,840,197     (11,168,149)
Pioneer VCT Oak Ridge Large        1,177,366      2,995,731      (1,818,365)
 Cap Growth Portfolio
Pioneer VCT Value Portfolio          460,603     12,782,095     (12,321,492)
Pioneer Mid Cap Value VCT             12,622            115          12,507
 Portfolio
Jennison 20/20 Focus                 225,096         16,854         208,242
 Portfolio
Jennison Portfolio                   130,387         78,662          51,725
Prudential Value Portfolio            56,181         57,104            (923)
SP William Blair                     205,419         45,977         159,442
 International Growth
 Portfolio
Royce Small-Cap Portfolio             43,031            884          42,147
Smith Barney Government Fund              --            565            (565)
Legg Mason Partners                       --            140            (140)
 Appreciation Fund
Smith Barney Cash Portfolio               --          9,783          (9,783)
UBS Series Trust -- U.S.             994,942      3,884,921      (2,889,979)
 Allocation Portfolio
Victory Variable Insurance             5,291         22,929         (17,638)
 Diversified Stock Fund
Comstock                              12,905          1,752          11,153
Wells Fargo Advantage VT               5,808             40           5,768
 Asset Allocation Fund
Wells Fargo Advantage VT              10,109         45,947         (35,838)
 Total Return Bond Fund
Wells Fargo Advantage VT               2,430         44,480         (42,050)
 Equity Income Fund
Wells Fargo Advantage VT              66,814          7,230          59,584
 International Core Fund
Wells Fargo Advantage VT              22,048         35,586         (13,538)
 Large Company Growth Fund
Wells Fargo Advantage VT              19,524          2,791          16,733
 Small Cap Growth Fund
STI Classic VT Capital               118,538        388,852        (270,314)
 Appreciation Fund
STI Classic VT Large Cap              65,082        356,412        (291,330)
 Relative Value Fund
STI Classic VT Mid-Cap Equity         89,458        198,008        (108,550)
 Fund
STI Classic VT Large Cap              32,491        315,187        (282,696)
 Value Equity Fund

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS:

    The following is a summary of units owned by participants, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each Sub-Account had issued or outstanding units during the reporting period.

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP CAPITAL
 APPRECIATION FUND
 2007  Lowest contract charges                  106,620       $2.441276          $260,288
    Highest contract charges                    413,329        2.388700           987,320
    Remaining contract charges                2,603,679              --         6,059,232
 2006  Lowest contract charges                   90,274        1.686113           152,212
    Highest contract charges                    448,225        1.658885           743,553
    Remaining contract charges                2,512,544              --         4,085,960
 2005  Lowest contract charges                  101,611        1.448536           147,187
    Highest contract charges                    349,120        1.432998           500,288
    Remaining contract charges                2,529,839              --         3,547,756
 2004  Lowest contract charges                   69,467        1.195042            83,016
    Highest contract charges                    344,090        1.188741           409,034
    Remaining contract charges                2,161,965              --         2,513,972
 2003  Lowest contract charges                  452,502        1.118606           506,172
    Highest contract charges                  2,616,752        1.084906         2,838,930
    Remaining contract charges                       --              --                --
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
 2007  Lowest contract charges                  228,246       12.271749         2,800,980
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  173,572       11.769020         2,042,768
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AIM V.I. CAPITAL APPRECIATION FUND
 2007  Lowest contract charges                3,598,297        1.209791         4,353,188
    Highest contract charges                     52,326        1.047065            54,788
    Remaining contract charges                1,341,562              --         1,593,949
 2006  Lowest contract charges                4,725,630        1.093620         5,168,044
    Highest contract charges                     64,642        0.952215            61,552
    Remaining contract charges                1,574,085              --         1,695,167
 2005  Lowest contract charges                5,345,357        1.041752         5,568,537
    Highest contract charges                     63,542        0.912509            57,983
    Remaining contract charges                1,745,628              --         1,795,453
 2004  Lowest contract charges                6,332,460        0.969208         6,137,469
    Highest contract charges                     25,318        0.854079            21,624
    Remaining contract charges                2,079,808              --         1,993,610
 2003  Lowest contract charges                7,270,716        0.920414         6,692,069
    Highest contract charges                    188,162        0.906368           170,544
    Remaining contract charges                2,174,323              --         1,983,986

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN CENTURY(R) VP CAPITAL
 APPRECIATION FUND
 2007  Lowest contract charges                0.70%                --               44.79%
    Highest contract charges                  1.24%                --               43.99%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.70%                --               16.40%
    Highest contract charges                  1.25%                --               15.76%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.70%                --               21.21%
    Highest contract charges                  1.25%                --               20.55%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.73%                --                6.83%
    Highest contract charges                  1.24%                --                3.25%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.73%                --               19.64%
    Highest contract charges                  1.25%                --               18.98%
    Remaining contract charges                  --                 --                  --
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
 2007  Lowest contract charges                1.25%              1.08%               4.27%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.90%              0.13%              17.20%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AIM V.I. CAPITAL APPRECIATION FUND
 2007  Lowest contract charges                1.25%                --               10.62%
    Highest contract charges                  1.85%                --                9.96%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              0.06%               4.98%
    Highest contract charges                  1.85%              0.06%               4.35%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              0.06%               7.49%
    Highest contract charges                  1.84%              0.07%               6.84%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%                --                5.30%
    Highest contract charges                  1.83%                --                4.67%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%                --               27.91%
    Highest contract charges                  1.74%                --               27.27%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND
 2007  Lowest contract charges                7,452,120       $1.099532        $8,193,845
    Highest contract charges                      9,732        1.052725            10,245
    Remaining contract charges                2,605,667              --         2,813,945
 2006  Lowest contract charges               10,620,124        1.029777        10,936,359
    Highest contract charges                      9,738        0.992365             9,664
    Remaining contract charges                3,130,394              --         3,175,150
AIM V.I. HIGH YIELD FUND
 2007  Lowest contract charges                2,261,555        1.062361         2,402,588
    Highest contract charges                     34,401        1.012460            34,829
    Remaining contract charges                1,080,843              --         1,145,178
 2006  Lowest contract charges                3,348,187        1.062502         3,557,456
    Highest contract charges                     10,162        1.020226            10,367
    Remaining contract charges                1,276,045              --         1,352,309
 2005  Lowest contract charges                4,988,764        0.971542         4,846,794
    Highest contract charges                     10,933        0.939908            10,276
    Remaining contract charges                1,270,640              --         1,224,484
 2004  Lowest contract charges                5,263,359        0.957756         5,041,016
    Highest contract charges                     11,738        0.933538            10,958
    Remaining contract charges                1,465,766              --         1,392,965
 2003  Lowest contract charges                5,861,434        0.871738         5,109,635
    Highest contract charges                     12,513        0.856094            10,712
    Remaining contract charges                1,522,069              --         1,315,136
ALLIANCEBERNSTEIN VP GLOBAL BOND
 PORTFOLIO
 2007  Lowest contract charges                   32,490        1.336402            43,420
    Highest contract charges                      2,695        1.248397             3,365
    Remaining contract charges                1,762,889              --         2,306,842
 2006  Lowest contract charges                   31,298        1.227315            38,412
    Highest contract charges                      2,887        1.158011             3,343
    Remaining contract charges                1,672,879              --         2,023,558
 2005  Lowest contract charges                   38,204        1.186422            45,326
    Highest contract charges                     21,281        1.136920            24,195
    Remaining contract charges                1,573,553              --         1,844,881
 2004  Lowest contract charges                   10,798        1.302509            14,066
    Highest contract charges                     20,742        1.258821            26,111
    Remaining contract charges                1,458,040              --         1,877,763
 2003  Lowest contract charges                      360        1.205094               434
    Highest contract charges                      9,291        1.177112            10,937
    Remaining contract charges                1,156,529              --         1,384,065

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AIM V.I. CORE EQUITY FUND
 2007  Lowest contract charges                1.25%              0.96%               6.77%
    Highest contract charges                  1.89%              1.12%               6.08%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              0.54%               8.38%
    Highest contract charges                  1.29%              0.58%               7.91%
    Remaining contract charges                  --                 --                  --
AIM V.I. HIGH YIELD FUND
 2007  Lowest contract charges                1.25%              5.86%              (0.01)%
    Highest contract charges                  1.99%              9.34%              (0.76)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              7.30%               9.36%
    Highest contract charges                  2.00%              8.48%               8.55%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              8.54%               1.44%
    Highest contract charges                  1.99%              8.66%               0.68%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%              2.94%               9.87%
    Highest contract charges                  1.99%              2.95%               9.05%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%              6.95%              26.45%
    Highest contract charges                  1.27%             30.96%              13.61%
    Remaining contract charges                  --                 --                  --
ALLIANCEBERNSTEIN VP GLOBAL BOND
 PORTFOLIO
 2007  Lowest contract charges                1.14%              2.68%               8.89%
    Highest contract charges                  2.14%              2.90%               7.81%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.39%               3.45%
    Highest contract charges                  2.13%              1.93%               2.42%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              9.36%              (8.91)%
    Highest contract charges                  2.00%              8.86%              (9.68)%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.09%              0.79%               8.08%
    Highest contract charges                  1.94%                --                7.17%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.68%                --                7.91%
    Highest contract charges                  1.85%              5.12%              11.01%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP GROWTH AND INCOME
 PORTFOLIO
 2007  Lowest contract charges                   59,087       $1.483926           $87,680
    Highest contract charges                     13,857        1.398037            19,372
    Remaining contract charges                2,800,645              --         4,063,865
 2006  Lowest contract charges                   76,611        1.431509           109,669
    Highest contract charges                     14,232        1.360165            19,358
    Remaining contract charges                3,211,764              --         4,511,624
 2005  Lowest contract charges                   80,405        1.237832            99,528
    Highest contract charges                     14,732        1.186183            17,475
    Remaining contract charges                3,873,707              --         4,706,615
 2004  Lowest contract charges                   54,909        1.197124            65,735
    Highest contract charges                     15,219        1.156961            17,607
    Remaining contract charges                3,721,614              --         4,385,159
 2003  Lowest contract charges                    9,774        1.088789            10,642
    Highest contract charges                    165,416        0.956562           158,231
    Remaining contract charges                2,991,687              --         3,243,992
AMERICAN FUNDS GROWTH FUND
 2007  Lowest contract charges                   28,829       11.628755           335,249
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   12,090       10.480791           126,712
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
BB&T MID CAP GROWTH VIF
 2007  Lowest contract charges                1,956,507        2.031000         3,973,667
    Highest contract charges                      3,811        2.196731             8,372
    Remaining contract charges                8,704,940              --        17,592,441
 2006  Lowest contract charges                1,964,026        1.521650         2,988,559
    Highest contract charges                     31,024        1.664020            51,623
    Remaining contract charges                9,791,128              --        14,847,566
 2005  Lowest contract charges                1,894,083        1.490627         2,823,371
    Highest contract charges                     32,480        1.644827            53,424
    Remaining contract charges               11,104,636              --        16,539,223
 2004  Lowest contract charges                1,876,636        1.318301         2,473,973
    Highest contract charges                     34,008        1.467816            49,918
    Remaining contract charges               10,008,255              --        13,193,940
 2003  Lowest contract charges                  801,388        1.137892           911,893
    Highest contract charges                     21,337        1.122780            23,957
    Remaining contract charges                8,134,861              --         9,218,334

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
ALLIANCEBERNSTEIN VP GROWTH AND INCOME
 PORTFOLIO
 2007  Lowest contract charges                1.15%              1.15%               3.66%
    Highest contract charges                  1.99%              1.20%               2.78%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.19%              15.65%
    Highest contract charges                  2.00%              1.15%              14.67%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              1.20%               3.40%
    Highest contract charges                  2.00%              1.26%               2.53%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.13%              0.65%               9.95%
    Highest contract charges                  1.95%                --                9.02%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.77%                --               23.18%
    Highest contract charges                  1.59%              0.87%              30.09%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GROWTH FUND
 2007  Lowest contract charges                1.24%              0.93%              10.95%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.90%              1.08%               4.75%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
BB&T MID CAP GROWTH VIF
 2007  Lowest contract charges                1.15%                --               33.47%
    Highest contract charges                  2.08%                --               32.21%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.42%               2.08%
    Highest contract charges                  2.05%              0.43%               1.17%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%                --               13.07%
    Highest contract charges                  2.04%                --               12.06%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.15%                --               15.86%
    Highest contract charges                  2.04%                --               14.82%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.76%                --               32.58%
    Highest contract charges                  1.94%                --               33.93%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
BB&T CAPITAL MANAGER EQUITY VIF
 2007  Lowest contract charges                1,985,100       $1.184223        $2,350,801
    Highest contract charges                     24,868        1.616968            40,211
    Remaining contract charges                6,370,128              --         7,617,615
 2006  Lowest contract charges                2,155,237        1.173652         2,529,499
    Highest contract charges                     27,263        1.617024            44,085
    Remaining contract charges                7,189,146              --         8,541,622
 2005  Lowest contract charges                2,141,650        1.025898         2,197,114
    Highest contract charges                     28,482        1.426229            40,622
    Remaining contract charges                7,229,708              --         7,537,158
 2004  Lowest contract charges                1,541,663        0.971988         1,498,476
    Highest contract charges                     30,207        1.363497            41,187
    Remaining contract charges                6,903,775              --         6,812,501
 2003  Lowest contract charges                  530,957        0.878589           466,493
    Highest contract charges                      4,201        1.244014             5,225
    Remaining contract charges                5,520,134              --         4,833,313
BB&T LARGE CAP VIF
 2007  Lowest contract charges                3,108,174        1.713950         5,327,255
    Highest contract charges                     72,955        1.589700           115,976
    Remaining contract charges               40,659,583              --        68,562,603
 2006  Lowest contract charges                2,664,998        1.841882         4,908,613
    Highest contract charges                     61,354        1.726385           105,921
    Remaining contract charges               43,989,414              --        80,047,014
 2005  Lowest contract charges                2,351,428        1.536222         3,612,316
    Highest contract charges                     48,092        1.455089            69,979
    Remaining contract charges               50,561,931              --        76,949,445
 2004  Lowest contract charges                1,916,169        1.453613         2,785,369
    Highest contract charges                     29,919        1.391372            41,628
    Remaining contract charges               54,602,008              --        78,840,621
 2003  Lowest contract charges                  687,732        1.299239           893,528
    Highest contract charges                      5,176        1.258714             6,515
    Remaining contract charges               52,182,243              --        67,551,187
BB&T SPECIAL OPPORTUNITIES EQUITY VIF
 2007  Lowest contract charges                2,845,353        1.756853         4,998,867
    Highest contract charges                     66,191        1.694734           112,176
    Remaining contract charges                3,451,125              --         5,970,314
 2006  Lowest contract charges                2,657,128        1.567011         4,163,749
    Highest contract charges                     66,704        1.527542           101,895
    Remaining contract charges                3,723,419              --         5,772,682
 2005  Lowest contract charges                3,167,861        1.271051         4,026,513
    Highest contract charges                     51,215        1.252108            64,127
    Remaining contract charges                3,936,313              --         4,971,728
 2004  Lowest contract charges                1,146,976        1.209632         1,387,421
    Highest contract charges                     17,108        1.204174            20,601
    Remaining contract charges                1,315,284              --         1,587,650

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
BB&T CAPITAL MANAGER EQUITY VIF
 2007  Lowest contract charges                1.15%              2.63%               0.90%
    Highest contract charges                  2.05%              2.57%                 --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.08%              14.40%
    Highest contract charges                  2.05%              1.08%              13.38%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              1.60%               5.55%
    Highest contract charges                  2.04%              1.46%               4.60%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.14%              0.93%              10.63%
    Highest contract charges                  2.04%              0.82%               9.64%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.76%              0.69%              21.80%
    Highest contract charges                  1.99%              0.42%              22.99%
    Remaining contract charges                  --                 --                  --
BB&T LARGE CAP VIF
 2007  Lowest contract charges                1.15%              1.95%              (6.95)%
    Highest contract charges                  2.19%              1.96%              (7.92)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.34%              19.90%
    Highest contract charges                  2.20%              1.41%              18.65%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              1.98%               5.68%
    Highest contract charges                  2.19%              2.09%               4.58%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.15%              2.00%              11.88%
    Highest contract charges                  2.17%              2.50%              10.72%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.76%              1.71%              20.31%
    Highest contract charges                  1.33%              2.12%              19.58%
    Remaining contract charges                  --                 --                  --
BB&T SPECIAL OPPORTUNITIES EQUITY VIF
 2007  Lowest contract charges                1.15%                --               12.12%
    Highest contract charges                  2.19%                --               10.95%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.05%              23.29%
    Highest contract charges                  2.20%              0.06%              22.00%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%                --                5.08%
    Highest contract charges                  2.18%                --                3.98%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.49%                --               20.96%
    Highest contract charges                  0.94%                --               20.42%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
BB&T TOTAL RETURN BOND VIF
 2007  Lowest contract charges                1,653,322       $1.103453        $1,824,363
    Highest contract charges                    133,172        1.073588           142,972
    Remaining contract charges                  719,210              --           782,099
 2006  Lowest contract charges                  981,148        1.048296         1,028,534
    Highest contract charges                    122,645        1.028105           126,092
    Remaining contract charges                  601,271              --           623,359
 2005  Lowest contract charges                  991,885        1.024796         1,016,480
    Highest contract charges                    185,294        1.013127           187,727
    Remaining contract charges                  639,235              --           650,796
 2004  Lowest contract charges                  198,559        1.013539           201,247
    Highest contract charges                     98,811        1.010047            99,804
    Remaining contract charges                  176,294              --           178,407
CALVERT SOCIAL BALANCED PORTFOLIO
 2007  Lowest contract charges                   23,338        3.512882            81,984
    Highest contract charges                    164,339        3.333187           547,773
    Remaining contract charges                  658,792              --         2,196,605
 2006  Lowest contract charges                   23,198        3.442632            79,861
    Highest contract charges                    205,816        3.284534           676,005
    Remaining contract charges                  785,427              --         2,581,556
 2005  Lowest contract charges                   32,698        3.187247           104,215
    Highest contract charges                    195,697        3.057638           598,371
    Remaining contract charges                  949,587              --         2,905,051
 2004  Lowest contract charges                   37,434        3.037979           113,724
    Highest contract charges                    189,326        2.930509           554,821
    Remaining contract charges                  975,062              --         2,858,631
 2003  Lowest contract charges                   45,254        2.825967           127,885
    Highest contract charges                  1,217,658        2.741041         3,337,648
    Remaining contract charges                       --              --                --
COLUMBIA ASSET ALLOCATION FUND VS
 2007  Lowest contract charges                4,497,187        1.258007         5,657,493
    Highest contract charges                     33,190        1.189120            39,467
    Remaining contract charges                2,616,105              --         3,208,284
 2006  Lowest contract charges                4,640,164        1.166797         5,414,129
    Highest contract charges                     31,888        1.112869            35,488
    Remaining contract charges                2,669,599              --         3,048,152
 2005  Lowest contract charges                5,306,107        1.080659         5,734,092
    Highest contract charges                     30,545        1.040043            31,768
    Remaining contract charges                2,847,419              --         3,020,369
 2004  Lowest contract charges                6,388,558        1.047513         6,692,097
    Highest contract charges                     31,721        1.017258            32,268
    Remaining contract charges                2,821,016              --         2,912,045
 2003  Lowest contract charges                6,460,430        0.980209         6,332,572
    Highest contract charges                     83,124        0.960506            79,842
    Remaining contract charges                2,525,579              --         2,450,353

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
BB&T TOTAL RETURN BOND VIF
 2007  Lowest contract charges                1.15%              4.30%               5.26%
    Highest contract charges                  1.95%              4.34%               4.42%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              4.32%               2.29%
    Highest contract charges                  1.95%              4.31%               1.48%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              4.18%               1.11%
    Highest contract charges                  1.93%              3.95%               0.31%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.46%              1.08%               1.35%
    Highest contract charges                  0.82%              1.15%               1.01%
    Remaining contract charges                  --                 --                  --
CALVERT SOCIAL BALANCED PORTFOLIO
 2007  Lowest contract charges                0.70%              2.45%               2.04%
    Highest contract charges                  1.25%              2.14%               1.48%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.70%              2.05%               8.01%
    Highest contract charges                  1.25%              2.43%               7.42%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.70%              1.69%               4.91%
    Highest contract charges                  1.25%              1.85%               4.34%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.70%              1.63%               7.50%
    Highest contract charges                  1.21%              2.30%               5.93%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.70%              1.90%              18.49%
    Highest contract charges                  1.25%              1.95%              17.84%
    Remaining contract charges                  --                 --                  --
COLUMBIA ASSET ALLOCATION FUND VS
 2007  Lowest contract charges                1.25%              2.78%               7.82%
    Highest contract charges                  2.14%              2.79%               6.85%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              2.56%               5.19%
    Highest contract charges                  1.46%              2.51%               4.56%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              0.01%               3.16%
    Highest contract charges                  2.15%              0.02%               2.24%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%              1.36%               6.87%
    Highest contract charges                  2.12%              2.62%               5.91%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%              1.22%              17.61%
    Highest contract charges                  2.10%              1.18%              16.62%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
COLUMBIA SMALL COMPANY GROWTH FUND VS
 2007  Lowest contract charges                3,451,240       $1.429622        $4,933,969
    Highest contract charges                    104,221        1.309405           136,468
    Remaining contract charges                7,915,721              --        10,924,433
 2006  Lowest contract charges                4,385,997        1.275885         5,596,028
    Highest contract charges                    194,334        1.216903           236,487
    Remaining contract charges                8,707,977              --        10,784,938
 2005  Lowest contract charges                5,210,434        1.150236         5,993,228
    Highest contract charges                    205,027        1.106971           226,959
    Remaining contract charges                9,419,904              --        10,562,297
 2004  Lowest contract charges                5,195,570        1.097579         5,702,551
    Highest contract charges                    189,774        1.065842           202,269
    Remaining contract charges                9,158,516              --         9,850,655
 2003  Lowest contract charges                5,854,620        1.008916         5,906,820
    Highest contract charges                    191,757        0.988604           189,572
    Remaining contract charges                7,467,562              --         7,436,325
COLUMBIA LARGE CAP VALUE FUND VS
 2007  Lowest contract charges                6,383,130        1.462325         9,334,210
    Highest contract charges                    116,547        1.269992           148,014
    Remaining contract charges               13,972,297              --        19,691,887
 2006  Lowest contract charges                8,381,636        1.441285        12,080,326
    Highest contract charges                    294,933        1.374716           405,449
    Remaining contract charges               14,962,803              --        20,863,563
 2005  Lowest contract charges               10,274,583        1.235396        12,693,179
    Highest contract charges                    326,922        1.188988           388,706
    Remaining contract charges               15,627,027              --        18,763,038
 2004  Lowest contract charges               11,122,608        1.144176        12,726,223
    Highest contract charges                    347,760        1.111137           386,409
    Remaining contract charges               15,519,125              --        17,342,453
 2003  Lowest contract charges               11,044,863        1.023674        11,306,339
    Highest contract charges                    127,882        1.003100           128,278
    Remaining contract charges               11,630,575              --        11,752,543

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
COLUMBIA SMALL COMPANY GROWTH FUND VS
 2007  Lowest contract charges                1.25%                --               12.05%
    Highest contract charges                  2.14%                --               10.93%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%                --               (5.14)%
    Highest contract charges                  1.46%                --               (5.71)%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%                --                4.80%
    Highest contract charges                  2.14%                --                3.86%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%                --                8.79%
    Highest contract charges                  2.13%                --                7.81%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%                --               33.29%
    Highest contract charges                  2.08%                --               32.16%
    Remaining contract charges                  --                 --                  --
COLUMBIA LARGE CAP VALUE FUND VS
 2007  Lowest contract charges                1.25%              1.42%               1.46%
    Highest contract charges                  2.17%                --                0.45%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.36%               7.76%
    Highest contract charges                  1.46%              1.37%               7.11%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%                --                7.97%
    Highest contract charges                  2.14%                --                7.01%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%              1.23%              11.77%
    Highest contract charges                  2.13%              1.81%              10.77%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%              1.11%              28.56%
    Highest contract charges                  2.09%              1.38%              27.47%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND
 2007  Lowest contract charges                  204,216       $1.113690          $227,433
    Highest contract charges                     18,569        1.033389            19,189
    Remaining contract charges                5,599,009              --         5,995,686
 2006  Lowest contract charges                  229,041        1.055993           241,866
    Highest contract charges                     19,419        0.990679            19,241
    Remaining contract charges                6,656,814              --         6,789,814
 2005  Lowest contract charges                  119,079        0.972446           115,798
    Highest contract charges                     19,996        0.922388            18,444
    Remaining contract charges                7,531,993              --         7,075,000
 2004  Lowest contract charges                  119,414        0.934277           111,568
    Highest contract charges                     20,732        0.895985            18,575
    Remaining contract charges                8,844,586              --         7,992,337
 2003  Lowest contract charges                   61,542        0.888991            54,710
    Highest contract charges                      6,322        0.861982             5,449
    Remaining contract charges                8,280,897              --         7,130,324
EVERGREEN VA GROWTH FUND
 2007  Lowest contract charges                  261,752        1.585578           415,028
    Highest contract charges                     99,122        1.075782           106,634
    Remaining contract charges                6,282,938              --         8,560,751
 2006  Lowest contract charges                  243,137        1.444366           351,179
    Highest contract charges                    114,661        0.990811           113,611
    Remaining contract charges                8,229,803              --        10,410,616
 2005  Lowest contract charges                  260,915        1.315864           343,329
    Highest contract charges                    112,937        0.912639           103,071
    Remaining contract charges               10,312,937              --        12,011,914
 2004  Lowest contract charges                   79,434        1.249582            99,260
    Highest contract charges                     47,612        0.876249            41,720
    Remaining contract charges                9,489,275              --        11,014,994
 2003  Lowest contract charges                   21,150        1.110137            23,479
    Highest contract charges                    429,079        0.791692           339,698
    Remaining contract charges               10,178,057              --        10,622,946

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
EVERGREEN VA BALANCED FUND
 2007  Lowest contract charges                1.15%              3.93%               5.46%
    Highest contract charges                  2.24%              4.11%               4.31%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              3.14%               8.59%
    Highest contract charges                  2.25%              2.46%               7.40%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              2.36%               4.09%
    Highest contract charges                  2.24%              2.35%               2.95%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.15%              1.35%               5.09%
    Highest contract charges                  2.22%              1.93%               3.95%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.75%              7.91%              11.86%
    Highest contract charges                  2.12%              3.76%              13.32%
    Remaining contract charges                  --                 --                  --
EVERGREEN VA GROWTH FUND
 2007  Lowest contract charges                1.15%                --                9.78%
    Highest contract charges                  2.25%                --                8.58%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%                --                9.77%
    Highest contract charges                  2.25%                --                8.57%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%                --                5.30%
    Highest contract charges                  2.23%                --                4.15%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.14%                --               12.56%
    Highest contract charges                  2.22%                --               11.33%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.74%                --               31.87%
    Highest contract charges                  1.92%                --               36.31%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
 2007  Lowest contract charges                  691,607       $2.291471        $1,584,797
    Highest contract charges                    388,868        1.333469           518,543
    Remaining contract charges               15,962,344              --        27,300,919
 2006  Lowest contract charges                  651,293        2.015588         1,312,738
    Highest contract charges                    430,101        1.185895           510,054
    Remaining contract charges               18,887,235              --        29,017,420
 2005  Lowest contract charges                  689,661        1.655468         1,141,711
    Highest contract charges                    472,238        0.984776           465,048
    Remaining contract charges               21,137,327              --        26,884,680
 2004  Lowest contract charges                  307,411        1.443680           443,802
    Highest contract charges                    269,911        0.868284           234,360
    Remaining contract charges               18,682,775              --        22,175,467
 2003  Lowest contract charges                   13,712        1.225041            16,797
    Highest contract charges                     34,086        0.744937            25,392
    Remaining contract charges               13,288,081              --        15,363,489
EVERGREEN VA OMEGA FUND
 2007  Lowest contract charges                  153,622        0.947090           145,494
    Highest contract charges                     81,628        0.693326            56,595
    Remaining contract charges                8,332,599              --         6,785,656
 2006  Lowest contract charges                  152,909        0.855696           130,844
    Highest contract charges                     84,586        0.633346            53,570
    Remaining contract charges               10,308,517              --         7,589,378
 2005  Lowest contract charges                  156,352        0.816470           127,657
    Highest contract charges                     86,546        0.611009            52,880
    Remaining contract charges               12,752,025              --         9,017,086
 2004  Lowest contract charges                  129,393        0.795314           102,910
    Highest contract charges                     59,045        0.601763            35,531
    Remaining contract charges               14,975,575              --        10,491,896
 2003  Lowest contract charges                   38,049        0.750388            28,552
    Highest contract charges                     40,045        0.574241            22,996
    Remaining contract charges               14,551,351              --         9,849,752

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
 2007  Lowest contract charges                1.15%              2.54%              13.69%
    Highest contract charges                  2.24%              2.39%              12.44%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              3.78%              21.75%
    Highest contract charges                  2.25%              3.74%              20.42%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              2.65%              14.67%
    Highest contract charges                  2.24%              2.59%              13.42%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.13%              3.28%              17.85%
    Highest contract charges                  2.20%              4.36%              16.56%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.75%              2.52%              30.49%
    Highest contract charges                  2.13%              1.39%              28.54%
    Remaining contract charges                  --                 --                  --
EVERGREEN VA OMEGA FUND
 2007  Lowest contract charges                1.15%              0.54%              10.68%
    Highest contract charges                  2.24%              0.54%               9.47%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%                --                4.80%
    Highest contract charges                  2.25%                --                3.66%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              0.18%               2.66%
    Highest contract charges                  2.24%              0.15%               1.54%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.14%                --                5.99%
    Highest contract charges                  2.22%                --                4.83%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.73%                --               30.27%
    Highest contract charges                  1.40%                --               29.44%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND
 2007  Lowest contract charges                  671,053       $1.968555        $1,321,004
    Highest contract charges                    303,031        1.439554           436,230
    Remaining contract charges               11,050,644              --        19,451,847
 2006  Lowest contract charges                  698,258        2.153172         1,503,469
    Highest contract charges                    308,959        1.591976           491,856
    Remaining contract charges               12,115,458              --        23,498,840
 2005  Lowest contract charges                  660,316        1.791931         1,183,241
    Highest contract charges                    314,920        1.339547           421,850
    Remaining contract charges               11,402,317              --        18,438,672
 2004  Lowest contract charges                  424,624        1.636527           694,911
    Highest contract charges                    243,981        1.236897           301,780
    Remaining contract charges                8,088,737              --        11,938,436
 2003  Lowest contract charges                   63,835        1.375251            87,790
    Highest contract charges                     14,316        1.050919            15,045
    Remaining contract charges                3,369,285              --         4,428,913
EVERGREEN VA HIGH INCOME FUND
 2007  Lowest contract charges                  114,602        1.407752           161,331
    Highest contract charges                      4,201        1.373591             5,770
    Remaining contract charges                   22,032              --            30,591
 2006  Lowest contract charges                  105,860        1.386342           146,758
    Highest contract charges                      4,319        1.357435             5,862
    Remaining contract charges                   22,035              --            30,190
 2005  Lowest contract charges                  170,026        1.288444           219,069
    Highest contract charges                      4,812        1.266001             6,091
    Remaining contract charges                   23,131              --            29,512
 2004  Lowest contract charges                  171,469        1.285642           220,449
    Highest contract charges                      4,966        1.267677             6,295
    Remaining contract charges                   24,307              --            31,007
 2003  Lowest contract charges                  160,699        1.197761           192,479
    Highest contract charges                      4,840        1.185150             5,737
    Remaining contract charges                   23,624              --            28,132

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND
 2007  Lowest contract charges                1.15%              1.47%              (8.57)%
    Highest contract charges                  2.25%              1.45%              (9.57)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.81%              20.16%
    Highest contract charges                  2.25%              0.78%              18.84%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              1.10%               9.50%
    Highest contract charges                  2.24%              1.06%               8.30%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.14%              1.93%              19.00%
    Highest contract charges                  2.22%              1.72%              17.70%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.74%              0.54%              33.28%
    Highest contract charges                  2.15%              0.12%              26.76%
    Remaining contract charges                  --                 --                  --
EVERGREEN VA HIGH INCOME FUND
 2007  Lowest contract charges                1.25%              7.74%               1.54%
    Highest contract charges                  1.60%              7.60%               1.19%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              5.62%               7.60%
    Highest contract charges                  1.61%              6.89%               7.22%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              5.97%               0.22%
    Highest contract charges                  1.58%              7.66%              (0.13)%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%              5.72%               7.34%
    Highest contract charges                  1.60%              5.58%               6.96%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%             14.40%              16.83%
    Highest contract charges                  1.60%             12.03%              16.43%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP
 FUND
 2007  Lowest contract charges                  381,627       $1.468101          $560,267
    Highest contract charges                    121,247        1.329234           161,166
    Remaining contract charges                8,324,482              --        12,092,332
 2006  Lowest contract charges                  398,455        1.371376           546,432
    Highest contract charges                    136,095        1.255393           170,923
    Remaining contract charges               11,151,131              --        15,182,851
 2005  Lowest contract charges                  353,964        1.231220           435,807
    Highest contract charges                    156,761        1.139547           178,636
    Remaining contract charges               14,479,402              --        17,743,170
 2004  Lowest contract charges                  135,262        1.142503           154,539
    Highest contract charges                      2,072        1.069121             2,216
    Remaining contract charges               15,305,910              --        17,448,596
 2003  Lowest contract charges                   42,605        1.058254            45,087
    Highest contract charges                     49,017        1.057417            51,832
    Remaining contract charges               15,645,979              --        16,555,037
FIDELITY(R) VIP ASSET MANAGER (TM)
 2007  Lowest contract charges                   47,396        2.351169           111,437
    Highest contract charges                    187,617        2.230902           418,554
    Remaining contract charges                1,514,854              --         3,389,008
 2006  Lowest contract charges                   54,951        2.049871           112,643
    Highest contract charges                    265,446        1.955734           519,141
    Remaining contract charges                1,842,953              --         3,630,081
 2005  Lowest contract charges                   46,595        1.923532            89,626
    Highest contract charges                    227,156        1.845314           419,173
    Remaining contract charges                2,151,454              --         3,989,880
 2004  Lowest contract charges                   46,988        1.861751            87,479
    Highest contract charges                    246,354        1.795894           442,425
    Remaining contract charges                2,501,165              --         4,512,990
 2003  Lowest contract charges                   58,807        1.777621           104,536
    Highest contract charges                  2,916,955        1.724182         5,029,361
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP
 FUND
 2007  Lowest contract charges                1.15%              1.08%               7.05%
    Highest contract charges                  2.25%              1.07%               5.88%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.49%              11.38%
    Highest contract charges                  2.25%              1.22%              10.17%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              1.10%               7.77%
    Highest contract charges                  2.22%              1.32%               6.59%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.14%              1.67%               7.96%
    Highest contract charges                  2.21%              2.16%               6.78%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.10%              0.74%               5.83%
    Highest contract charges                  0.18%              0.67%               5.74%
    Remaining contract charges                  --                 --                  --
FIDELITY(R) VIP ASSET MANAGER (TM)
 2007  Lowest contract charges                0.70%              6.12%              14.70%
    Highest contract charges                  1.25%              5.84%              14.07%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.70%              2.59%               6.57%
    Highest contract charges                  1.25%              2.51%               5.98%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.70%              2.63%               3.32%
    Highest contract charges                  1.25%              2.64%               2.75%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.70%              3.02%               4.73%
    Highest contract charges                  1.20%                --                2.93%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.70%              4.01%              17.15%
    Highest contract charges                  1.25%              3.43%              16.51%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH
 2007  Lowest contract charges                  125,189       $2.668587          $334,079
    Highest contract charges                    600,213        2.532380         1,519,967
    Remaining contract charges                5,312,870              --        13,493,071
 2006  Lowest contract charges                  168,798        2.116599           357,277
    Highest contract charges                    919,700        2.019631         1,857,454
    Remaining contract charges                6,340,036              --        12,898,092
 2005  Lowest contract charges                  188,191        1.994820           375,408
    Highest contract charges                    885,634        1.913934         1,695,045
    Remaining contract charges                7,286,138              --        14,036,244
 2004  Lowest contract charges                  202,124        1.898724           383,777
    Highest contract charges                    896,710        1.831787         1,642,581
    Remaining contract charges                8,737,609              --        16,107,694
 2003  Lowest contract charges                  209,095        1.849578           386,737
    Highest contract charges                 10,887,746        1.794209        19,534,893
    Remaining contract charges                       --              --                --
FIDELITY(R) VIP CONTRAFUND(R)
 2007  Lowest contract charges                  103,588        4.102467           424,965
    Highest contract charges                    596,554        3.892961         2,322,363
    Remaining contract charges                5,784,583              --        22,540,159
 2006  Lowest contract charges                  116,445        3.513227           409,099
    Highest contract charges                    923,803        3.352197         3,096,771
    Remaining contract charges                6,871,940              --        23,167,898
 2005  Lowest contract charges                  111,516        3.166858           353,155
    Highest contract charges                    888,177        3.038367         2,698,606
    Remaining contract charges                7,248,133              --        22,125,087
 2004  Lowest contract charges                  108,358        2.727196           295,513
    Highest contract charges                    764,696        2.630955         2,011,881
    Remaining contract charges                7,469,852              --        19,738,758
 2003  Lowest contract charges                  112,266        2.378268           266,998
    Highest contract charges                  8,645,200        2.306999        19,944,467
    Remaining contract charges                       --              --                --
FIDELITY(R) VIP OVERSEAS
 2007  Lowest contract charges                   52,694        2.592332           136,600
    Highest contract charges                    309,007        2.459587           760,029
    Remaining contract charges                2,339,594              --         5,771,582
 2006  Lowest contract charges                   45,904        2.225287           102,148
    Highest contract charges                    392,692        2.122980           833,681
    Remaining contract charges                2,694,211              --         5,772,053
 2005  Lowest contract charges                   32,386        1.897805            61,463
    Highest contract charges                    321,437        1.820534           585,186
    Remaining contract charges                2,589,101              --         4,741,708
 2004  Lowest contract charges                   31,809        1.605378            51,063
    Highest contract charges                    343,171        1.548494           531,398
    Remaining contract charges                2,684,289              --         4,183,840
 2003  Lowest contract charges                   36,811        1.422660            52,369
    Highest contract charges                  2,935,213        1.379823         4,050,074
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FIDELITY(R) VIP GROWTH
 2007  Lowest contract charges                0.70%              0.85%              26.08%
    Highest contract charges                  1.25%              0.85%              25.39%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.70%              0.39%               6.11%
    Highest contract charges                  1.25%              0.37%               5.52%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.70%              0.50%               5.06%
    Highest contract charges                  1.25%              0.49%               4.49%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.70%              0.27%               2.66%
    Highest contract charges                  1.20%                --               (2.08)%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.70%              0.29%              31.92%
    Highest contract charges                  1.25%              0.27%              31.20%
    Remaining contract charges                  --                 --                  --
FIDELITY(R) VIP CONTRAFUND(R)
 2007  Lowest contract charges                0.70%              0.93%              16.77%
    Highest contract charges                  1.25%              0.73%              16.13%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.70%              1.33%              10.94%
    Highest contract charges                  1.25%              1.29%              10.33%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.70%              0.28%              16.12%
    Highest contract charges                  1.24%              0.26%              15.49%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.70%              0.34%              14.67%
    Highest contract charges                  1.20%                --               12.88%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.70%              0.47%              27.57%
    Highest contract charges                  1.25%              0.46%              26.87%
    Remaining contract charges                  --                 --                  --
FIDELITY(R) VIP OVERSEAS
 2007  Lowest contract charges                0.70%              3.60%              16.49%
    Highest contract charges                  1.25%              3.18%              15.86%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.70%              0.82%              17.26%
    Highest contract charges                  1.25%              0.87%              16.61%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.67%              4.11%              18.22%
    Highest contract charges                  1.25%              0.64%              17.57%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.75%              0.59%              12.84%
    Highest contract charges                  1.20%                --                7.85%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.70%              0.40%              42.37%
    Highest contract charges                  1.25%              0.78%              41.59%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2007  Lowest contract charges                  112,600      $11.569621        $1,302,740
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   52,850       11.290953           596,727
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD ADVISERS HLS FUND
 2007  Lowest contract charges                  290,612       10.451226         3,037,251
    Highest contract charges                     54,007        1.095097            59,143
    Remaining contract charges              840,068,784              --     2,603,805,574
 2006  Lowest contract charges                  294,960        9.815494         2,895,176
    Highest contract charges                     48,199        1.053479            50,778
    Remaining contract charges              992,562,957              --     2,983,633,961
 2005  Lowest contract charges                  345,221        8.879802         3,065,494
    Highest contract charges                     42,610        0.976191            41,596
    Remaining contract charges            1,176,331,819              --     3,335,273,777
 2004  Lowest contract charges                  414,152        8.293057         3,434,619
    Highest contract charges                     37,910        0.933826            35,401
    Remaining contract charges            1,329,589,292              --     3,726,776,975
 2003  Lowest contract charges                  432,123        8.005787         3,459,483
    Highest contract charges                      9,155        1.009434             9,241
    Remaining contract charges            1,225,639,603              --     3,885,944,628
HARTFORD TOTAL RETURN BOND HLS FUND
 2007  Lowest contract charges                  231,080        7.864372         1,817,301
    Highest contract charges                     66,034        1.427293            94,251
    Remaining contract charges              508,219,488              --     1,038,999,644
 2006  Lowest contract charges                  254,955        7.524793         1,918,485
    Highest contract charges                     73,373        1.395328           102,381
    Remaining contract charges              522,716,745              --     1,048,721,281
 2005  Lowest contract charges                  303,781        7.190710         2,184,401
    Highest contract charges                     79,349        1.362355           108,102
    Remaining contract charges              565,054,162              --     1,127,681,487
 2004  Lowest contract charges                  295,995        7.029369         2,080,653
    Highest contract charges                     49,023        1.360735            66,707
    Remaining contract charges              550,625,869              --     1,138,529,508
 2003  Lowest contract charges                  313,505        6.728784         2,109,510
    Highest contract charges                     12,784        1.330849            17,014
    Remaining contract charges              438,451,434              --       992,365,836

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2007  Lowest contract charges                1.24%              3.58%               2.47%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.90%              0.50%              12.93%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD ADVISERS HLS FUND
 2007  Lowest contract charges                0.15%              2.28%               6.48%
    Highest contract charges                  2.29%              2.12%               3.95%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.15%              2.28%              10.54%
    Highest contract charges                  2.30%              2.14%               7.92%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.15%              3.15%               7.08%
    Highest contract charges                  2.29%              2.88%               4.54%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.15%              2.03%               3.59%
    Highest contract charges                  2.28%              2.48%               1.13%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.15%              2.44%              18.31%
    Highest contract charges                  2.18%              3.29%              15.92%
    Remaining contract charges                  --                 --                  --
HARTFORD TOTAL RETURN BOND HLS FUND
 2007  Lowest contract charges                0.15%              5.19%               4.51%
    Highest contract charges                  2.29%              4.98%               2.29%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.15%              4.82%               4.65%
    Highest contract charges                  2.30%              5.02%               2.42%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.15%              7.39%               2.30%
    Highest contract charges                  2.29%              7.84%               0.12%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.15%              4.57%               4.47%
    Highest contract charges                  2.28%              6.95%               2.25%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.15%              4.27%               7.68%
    Highest contract charges                  2.17%              6.01%               5.50%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2007  Lowest contract charges                  557,514      $32.434043       $18,082,442
    Highest contract charges                      9,946        2.545637            25,318
    Remaining contract charges              724,240,690              --     4,062,813,790
 2006  Lowest contract charges                  614,816       27.803951        17,094,314
    Highest contract charges                     10,565        2.230767            23,572
    Remaining contract charges              827,372,341              --     4,099,225,924
 2005  Lowest contract charges                  646,852       23.878318        15,445,729
    Highest contract charges                     11,276        1.958414            22,083
    Remaining contract charges              941,472,634              --     4,141,445,581
 2004  Lowest contract charges                  664,770       20.696708        13,758,509
    Highest contract charges                    170,210        1.736063           295,496
    Remaining contract charges            1,002,544,479              --     4,037,374,144
 2003  Lowest contract charges                  652,234       17.365115        11,326,120
    Highest contract charges                     21,791        1.488245            32,431
    Remaining contract charges              734,402,033              --     3,227,130,440
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2007  Lowest contract charges                  184,275        4.798244           884,195
    Highest contract charges                     15,721        1.584338            24,907
    Remaining contract charges              689,807,617              --     1,795,155,206
 2006  Lowest contract charges                  197,208        4.443435           876,281
    Highest contract charges                     16,702        1.498310            25,026
    Remaining contract charges              773,257,538              --     1,910,669,514
 2005  Lowest contract charges                  209,613        3.701009           775,779
    Highest contract charges                     17,824        1.274439            22,715
    Remaining contract charges              845,515,209              --     1,788,595,218
 2004  Lowest contract charges                  158,807        3.501581           556,079
    Highest contract charges                      2,732        1.071092             2,927
    Remaining contract charges              808,726,825              --     1,711,132,784
 2003  Lowest contract charges                  165,306        3.122502           516,167
    Highest contract charges                     12,443        1.121332            13,953
    Remaining contract charges              610,776,587              --     1,335,468,958

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2007  Lowest contract charges                0.15%              0.12%              16.65%
    Highest contract charges                  2.34%              0.12%              14.12%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.15%              1.37%              16.44%
    Highest contract charges                  2.35%              1.35%              13.91%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.15%              0.96%              15.37%
    Highest contract charges                  2.30%              1.55%              12.86%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.15%              0.35%              19.19%
    Highest contract charges                  2.29%              0.56%              16.65%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.15%              0.63%              42.16%
    Highest contract charges                  2.18%              0.85%              39.28%
    Remaining contract charges                  --                 --                  --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2007  Lowest contract charges                0.25%              1.67%               7.99%
    Highest contract charges                  2.34%              1.64%               5.74%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              1.80%              20.06%
    Highest contract charges                  2.35%              1.76%              17.57%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              1.96%               5.70%
    Highest contract charges                  2.30%              3.08%               3.20%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%              1.37%              12.14%
    Highest contract charges                  2.20%              1.51%               9.59%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%              1.51%              26.48%
    Highest contract charges                  2.17%              2.16%              24.04%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2007  Lowest contract charges                   46,721       $1.416430           $66,178
    Highest contract charges                     12,872        1.226197            15,783
    Remaining contract charges               18,353,625              --        23,804,671
 2006  Lowest contract charges                    7,789        1.233444             9,607
    Highest contract charges                        455        1.092646               498
    Remaining contract charges               17,510,013              --        20,041,478
 2005  Lowest contract charges                    8,250        1.126944             9,298
    Highest contract charges                      8,782        1.031321             9,058
    Remaining contract charges               20,975,567              --        22,218,198
 2004  Lowest contract charges                    8,250        1.028217             8,484
    Highest contract charges                     84,200        0.954197            80,344
    Remaining contract charges               21,702,270              --        21,269,976
 2003  Lowest contract charges                    8,250        0.999198             8,244
    Highest contract charges                    196,494        0.948374           186,350
    Remaining contract charges               19,895,159              --        19,232,849
HARTFORD GLOBAL ADVISERS HLS FUND
 2007  Lowest contract charges                   33,664        2.662095            89,617
    Highest contract charges                     80,454        1.173585            94,420
    Remaining contract charges               50,950,974              --        98,918,194
 2006  Lowest contract charges                   38,668        2.289028            88,512
    Highest contract charges                    109,766        1.032085           113,287
    Remaining contract charges               57,284,842              --        97,687,858
 2005  Lowest contract charges                   42,023        2.108460            88,604
    Highest contract charges                    100,251        0.972306            97,474
    Remaining contract charges               66,801,261              --       106,842,426
 2004  Lowest contract charges                   42,024        2.044840            85,930
    Highest contract charges                     89,988        0.964424            86,787
    Remaining contract charges               69,764,602              --       111,361,808
 2003  Lowest contract charges                   42,023        1.818182            76,406
    Highest contract charges                     32,819        0.877028            28,783
    Remaining contract charges               59,223,841              --        89,937,069

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2007  Lowest contract charges                0.25%              0.02%              14.84%
    Highest contract charges                  2.14%              0.02%              12.22%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              0.87%               9.45%
    Highest contract charges                  2.29%              8.06%               6.96%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              1.81%               9.60%
    Highest contract charges                  2.28%              2.11%               7.38%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%              0.30%               2.90%
    Highest contract charges                  2.23%              0.06%               0.61%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%              0.35%              28.05%
    Highest contract charges                  2.14%              0.21%              25.33%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL ADVISERS HLS FUND
 2007  Lowest contract charges                0.25%              0.85%              16.30%
    Highest contract charges                  2.24%              0.53%              13.71%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              2.83%               8.56%
    Highest contract charges                  2.25%              2.54%               6.15%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              3.73%               3.11%
    Highest contract charges                  2.24%              3.38%               0.82%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%              0.02%              12.47%
    Highest contract charges                  2.22%                --                9.97%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%              0.80%              21.96%
    Highest contract charges                  2.13%              0.77%              19.38%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS
 FUND
 2007  Lowest contract charges                    7,829       $1.756495           $13,752
    Highest contract charges                      5,055        1.520618             7,686
    Remaining contract charges                4,610,247              --         7,447,231
 2006  Lowest contract charges                    7,829        1.427226            11,174
    Highest contract charges                     37,391        1.266197            47,341
    Remaining contract charges                5,656,557              --         7,519,996
 2005  Lowest contract charges                    8,070        1.172539             9,462
    Highest contract charges                     37,333        1.063925            39,720
    Remaining contract charges                7,643,350              --         8,462,029
 2004  Lowest contract charges                    8,068        0.991010             7,996
    Highest contract charges                     42,646        0.919650            39,220
    Remaining contract charges                9,308,094              --         8,819,501
 2003  Lowest contract charges                      240        0.806326               194
    Highest contract charges                     80,742        0.765272            61,790
    Remaining contract charges               10,659,223              --         8,334,287
HARTFORD GLOBAL FINANCIAL SERVICES HLS
 FUND
 2007  Lowest contract charges                    5,571        1.329120             7,405
    Highest contract charges                      3,203        1.193507             3,823
    Remaining contract charges                7,946,526              --        10,024,354
 2006  Lowest contract charges                    8,702        1.452974            12,644
    Highest contract charges                     44,752        1.329781            59,512
    Remaining contract charges                9,565,385              --        13,304,440
 2005  Lowest contract charges                      640        1.243857               796
    Highest contract charges                     46,115        1.128570            52,044
    Remaining contract charges               10,908,618              --        12,761,433
 2004  Lowest contract charges                      639        1.129343               723
    Highest contract charges                     48,110        1.047971            50,418
    Remaining contract charges               12,298,947              --        13,239,251
 2003  Lowest contract charges                      640        1.007742               645
    Highest contract charges                     62,415        0.956397            59,693
    Remaining contract charges               10,805,306              --        10,523,784

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS
 FUND
 2007  Lowest contract charges                0.25%              0.92%              23.07%
    Highest contract charges                  2.07%              2.31%              20.27%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              2.04%              21.72%
    Highest contract charges                  2.25%              1.69%              19.01%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              4.11%              18.32%
    Highest contract charges                  2.25%              3.53%              15.69%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.24%                --               22.90%
    Highest contract charges                  2.23%                --               20.17%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                  --                 --               59.97%
    Highest contract charges                  2.14%                --               56.58%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL FINANCIAL SERVICES HLS
 FUND
 2007  Lowest contract charges                0.80%              0.05%              (8.52)%
    Highest contract charges                  2.06%                --              (10.11)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.80%              1.86%              19.85%
    Highest contract charges                  2.25%              1.43%              17.83%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.17%              3.39%              10.14%
    Highest contract charges                  2.24%              2.85%               7.69%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.09%                --               12.07%
    Highest contract charges                  2.23%                --                9.58%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.11%              1.62%              29.96%
    Highest contract charges                  2.14%              1.61%              27.20%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2007  Lowest contract charges                   50,310       $2.438283          $122,669
    Highest contract charges                      5,987        2.106797            12,613
    Remaining contract charges               43,282,439              --        96,244,434
 2006  Lowest contract charges                   51,929        2.303371           119,611
    Highest contract charges                      6,364        2.032470            12,928
    Remaining contract charges               53,144,831              --       113,085,325
 2005  Lowest contract charges                   51,929        2.076823           107,847
    Highest contract charges                      6,788        1.871467            12,703
    Remaining contract charges               61,788,337              --       120,018,911
 2004  Lowest contract charges                   51,928        1.851894            96,165
    Highest contract charges                     72,337        1.691619           122,366
    Remaining contract charges               71,653,274              --       125,648,897
 2003  Lowest contract charges                   51,929        1.645811            85,465
    Highest contract charges                     51,452        1.537574            79,111
    Remaining contract charges               69,446,574              --       109,590,837
HARTFORD GLOBAL GROWTH HLS FUND
 2007  Lowest contract charges                   46,407        2.861067           132,773
    Highest contract charges                        172        1.103136               189
    Remaining contract charges              136,856,885              --       281,726,674
 2006  Lowest contract charges                    7,659        2.293669            17,568
    Highest contract charges                  1,645,660        0.906314         1,491,488
    Remaining contract charges              153,470,182              --       259,891,760
 2005  Lowest contract charges                   52,068        2.014473           104,891
    Highest contract charges                  1,742,219        0.814098         1,418,337
    Remaining contract charges              170,281,250              --       259,082,214
 2004  Lowest contract charges                   45,510        1.968560            89,591
    Highest contract charges                  1,360,652        0.813623         1,107,058
    Remaining contract charges              179,252,221              --       277,107,913
 2003  Lowest contract charges                   45,511        1.655809            75,357
    Highest contract charges                     30,998        0.699918            21,696
    Remaining contract charges              112,653,648              --       152,715,484
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 2007  Lowest contract charges                      125        0.638298                80
    Highest contract charges                      6,909        0.567559             3,921
    Remaining contract charges               42,925,455              --        26,054,895
 2006  Lowest contract charges                   12,033        0.565080             6,800
    Highest contract charges                        596        0.511332               302
    Remaining contract charges               55,423,712              --        30,001,571
 2005  Lowest contract charges                   11,809        0.516172             6,095
    Highest contract charges                    105,751        0.475805            50,317
    Remaining contract charges               65,812,562              --        32,767,657
 2004  Lowest contract charges                   11,550        0.468107             5,407
    Highest contract charges                    114,890        0.438904            50,426
    Remaining contract charges               82,741,023              --        37,618,985
 2003  Lowest contract charges                  924,673        0.475064           439,279
    Highest contract charges                    131,360        0.444032            58,328
    Remaining contract charges              101,269,326              --        46,138,589

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2007  Lowest contract charges                0.25%              0.11%               5.86%
    Highest contract charges                  2.34%              0.11%               3.66%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              0.06%              10.91%
    Highest contract charges                  2.35%              0.06%               8.60%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              0.07%              12.15%
    Highest contract charges                  2.30%              0.12%               9.82%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%              0.06%              12.52%
    Highest contract charges                  2.23%                --               10.02%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%              0.14%              31.98%
    Highest contract charges                  2.14%                --               29.18%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL GROWTH HLS FUND
 2007  Lowest contract charges                0.25%              0.02%              24.74%
    Highest contract charges                  2.15%                --               21.90%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              0.26%              13.86%
    Highest contract charges                  2.25%              0.45%              11.33%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              0.82%               2.33%
    Highest contract charges                  2.24%              0.50%               0.06%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%              0.55%              18.89%
    Highest contract charges                  2.22%              0.63%              16.25%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%              0.44%              35.24%
    Highest contract charges                  2.14%              0.63%              32.36%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 2007  Lowest contract charges                0.81%                --               12.96%
    Highest contract charges                  2.06%                --               11.00%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.80%                --                9.48%
    Highest contract charges                  2.51%                --                7.57%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              0.28%              10.27%
    Highest contract charges                  2.24%              0.03%               8.41%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.80%                --                0.54%
    Highest contract charges                  2.24%                --               (1.15)%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%                --               61.09%
    Highest contract charges                  2.14%                --               57.67%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2007  Lowest contract charges                   22,944       $1.679096           $38,526
    Highest contract charges                     20,630        1.307522            26,975
    Remaining contract charges              190,140,238              --       252,866,000
 2006  Lowest contract charges                   21,944        1.553671            34,094
    Highest contract charges                     21,920        1.235525            27,081
    Remaining contract charges              209,444,530              --       262,038,877
 2005  Lowest contract charges                   19,888        1.385101            27,547
    Highest contract charges                     23,390        1.124839            26,310
    Remaining contract charges              223,807,197              --       254,062,410
 2004  Lowest contract charges                   34,276        1.302838            44,654
    Highest contract charges                     36,863        1.081024            39,849
    Remaining contract charges              191,828,041              --       210,408,389
 2003  Lowest contract charges                   36,185        1.204783            43,596
    Highest contract charges                      4,728        1.020715             4,825
    Remaining contract charges              158,609,459              --       169,201,720
HARTFORD GROWTH HLS FUND
 2007  Lowest contract charges                  116,461        1.580478           184,064
    Highest contract charges                     72,856        1.436132           104,631
    Remaining contract charges               79,558,709              --       120,403,710
 2006  Lowest contract charges                  120,819        1.364233           164,826
    Highest contract charges                     22,655        1.261558            28,582
    Remaining contract charges               91,958,776              --       120,998,939
 2005  Lowest contract charges                    2,131        1.341373             2,859
    Highest contract charges                     23,582        1.237093            29,173
    Remaining contract charges              100,639,590              --       128,536,392
 2004  Lowest contract charges                    2,132        1.284781             2,739
    Highest contract charges                     34,863        1.219445            42,513
    Remaining contract charges               83,563,942              --       103,580,566
 2003  Lowest contract charges                    2,131        1.144938             2,440
    Highest contract charges                    508,791        1.105522           562,479
    Remaining contract charges               53,255,323              --        59,652,114

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2007  Lowest contract charges                0.25%              1.06%               8.07%
    Highest contract charges                  2.34%              1.00%               5.83%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              1.18%              12.17%
    Highest contract charges                  2.35%              1.10%               9.84%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              1.31%               6.31%
    Highest contract charges                  2.30%              1.93%               4.11%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%              1.12%               8.14%
    Highest contract charges                  2.29%              2.14%               5.95%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%              1.18%              28.50%
    Highest contract charges                  1.08%             19.22%              22.85%
    Remaining contract charges                  --                 --                  --
HARTFORD GROWTH HLS FUND
 2007  Lowest contract charges                0.80%              0.02%              15.85%
    Highest contract charges                  2.27%                --               13.84%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.80%              0.05%               3.78%
    Highest contract charges                  2.30%                --                1.98%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.26%                --                4.41%
    Highest contract charges                  2.26%                --                2.04%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.27%                --               12.21%
    Highest contract charges                  2.30%                --                9.94%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%                --               32.47%
    Highest contract charges                  2.14%                --               29.66%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2007  Lowest contract charges                   18,460       $2.174735           $40,146
    Highest contract charges                      4,188        1.915846             8,024
    Remaining contract charges              118,734,090              --       240,352,556
 2006  Lowest contract charges                    1,595        1.681584             2,682
    Highest contract charges                     36,692        1.532006            56,211
    Remaining contract charges              118,449,735              --       187,743,375
 2005  Lowest contract charges                      472        1.504461               711
    Highest contract charges                     33,845        1.399032            47,350
    Remaining contract charges              122,226,773              --       175,721,829
 2004  Lowest contract charges                      473        1.296739               613
    Highest contract charges                     31,865        1.230828            39,220
    Remaining contract charges               86,565,356              --       108,754,173
 2003  Lowest contract charges                      472        1.109338               524
    Highest contract charges                    130,070        1.071230           139,335
    Remaining contract charges               35,060,632              --        38,067,259
HARTFORD HIGH YIELD HLS FUND
 2007  Lowest contract charges                   12,176        1.584173            19,289
    Highest contract charges                     33,454        1.256502            42,035
    Remaining contract charges              129,354,299              --       179,321,598
 2006  Lowest contract charges                   34,702        1.545072            53,617
    Highest contract charges                      8,387        1.253995            10,520
    Remaining contract charges              146,096,089              --       200,128,910
 2005  Lowest contract charges                   36,005        1.393324            50,167
    Highest contract charges                      8,395        1.157127             9,715
    Remaining contract charges              164,325,003              --       205,760,031
 2004  Lowest contract charges                   13,478        1.367726            18,436
    Highest contract charges                     16,185        1.162544            18,816
    Remaining contract charges              210,287,261              --       263,184,919
 2003  Lowest contract charges                   12,260        1.276627            15,652
    Highest contract charges                      3,816        1.175175             4,484
    Remaining contract charges              193,063,007              --       229,355,882

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2007  Lowest contract charges                0.25%              0.17%              29.33%
    Highest contract charges                  2.07%                --               26.39%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              1.38%              11.77%
    Highest contract charges                  2.30%              0.81%               9.51%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.10%              0.22%              16.02%
    Highest contract charges                  2.29%              0.22%              13.67%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.11%                --               16.89%
    Highest contract charges                  2.29%                --               14.52%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.13%                --               43.43%
    Highest contract charges                  2.14%                --               40.39%
    Remaining contract charges                  --                 --                  --
HARTFORD HIGH YIELD HLS FUND
 2007  Lowest contract charges                0.25%              3.76%               2.53%
    Highest contract charges                  2.06%             41.64%               0.20%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%             14.91%              10.89%
    Highest contract charges                  2.30%             14.54%               8.37%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              7.95%               1.87%
    Highest contract charges                  2.29%              6.30%              (0.47)%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%              4.84%               7.14%
    Highest contract charges                  2.28%              5.67%               4.70%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%              0.23%              22.88%
    Highest contract charges                  2.18%              5.21%              20.51%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2007  Lowest contract charges                  364,256       $6.934106        $2,525,791
    Highest contract charges                     11,670        0.971269            11,334
    Remaining contract charges              124,470,188              --       403,954,310
 2006  Lowest contract charges                  409,894        6.601110         2,705,754
    Highest contract charges                     32,645        1.125560            36,747
    Remaining contract charges              150,280,988              --       481,757,648
 2005  Lowest contract charges                  463,510        5.726045         2,654,077
    Highest contract charges                     33,133        0.997555            33,052
    Remaining contract charges              179,509,282              --       510,361,193
 2004  Lowest contract charges                  514,412        5.487551         2,822,869
    Highest contract charges                     63,668        0.826016            52,591
    Remaining contract charges              193,790,684              --       567,340,941
 2003  Lowest contract charges                  499,332        4.978349         2,485,847
    Highest contract charges                    245,318        0.767574           188,300
    Remaining contract charges              180,901,244              --       549,557,877
HARTFORD INTERNATIONAL GROWTH HLS FUND
 2007  Lowest contract charges                  492,940        2.156589         1,063,068
    Highest contract charges                     19,247        1.866941            35,932
    Remaining contract charges              137,081,721              --       271,593,340
 2006  Lowest contract charges                  489,334        1.744813           853,797
    Highest contract charges                        184        1.545615               280
    Remaining contract charges              137,153,578              --       222,680,138
 2005  Lowest contract charges                  455,872        1.409696           642,641
    Highest contract charges                  1,001,922        1.279075         1,281,533
    Remaining contract charges              120,153,696              --       159,520,141
 2004  Lowest contract charges                  775,074        1.331224         1,031,797
    Highest contract charges                    675,386        1.235361           834,345
    Remaining contract charges               82,396,322              --       104,716,638
 2003  Lowest contract charges                  351,869        1.070076           376,527
    Highest contract charges                    160,086        1.015586           162,581
    Remaining contract charges               28,798,243              --        29,781,746

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD INDEX HLS FUND
 2007  Lowest contract charges                0.15%              1.57%               5.05%
    Highest contract charges                  2.06%              8.05%               2.55%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.15%              1.73%              15.28%
    Highest contract charges                  2.30%              1.76%              12.83%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.15%              1.82%               4.35%
    Highest contract charges                  2.29%              2.18%               2.13%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.15%              1.28%              10.23%
    Highest contract charges                  2.28%              1.33%               7.61%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.15%              1.38%              27.94%
    Highest contract charges                  2.14%              1.35%              25.10%
    Remaining contract charges                  --                 --                  --
HARTFORD INTERNATIONAL GROWTH HLS FUND
 2007  Lowest contract charges                0.25%              0.75%              23.60%
    Highest contract charges                  2.25%              0.83%              20.79%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              0.84%              23.77%
    Highest contract charges                  2.49%              6.69%              20.96%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              0.79%               5.90%
    Highest contract charges                  2.24%              0.63%               3.54%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%                --               24.41%
    Highest contract charges                  2.22%                --               21.64%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%                --               50.65%
    Highest contract charges                  2.14%                --               47.45%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2007  Lowest contract charges                  459,711       $2.637667        $1,212,564
    Highest contract charges                      5,555        2.283426            12,685
    Remaining contract charges               41,938,842              --       102,055,950
 2006  Lowest contract charges                  484,431        2.425827         1,175,147
    Highest contract charges                        133        2.148944               280
    Remaining contract charges               46,424,331              --       105,229,592
 2005  Lowest contract charges                  562,002        1.880250         1,056,705
    Highest contract charges                     94,879        1.706129           161,876
    Remaining contract charges               45,327,460              --        80,627,715
 2004  Lowest contract charges                  446,922        1.589394           710,330
    Highest contract charges                     52,354        1.474983            77,222
    Remaining contract charges               23,570,631              --        35,805,129
 2003  Lowest contract charges                  328,754        1.362283           447,856
    Highest contract charges                     35,939        1.292958            46,468
    Remaining contract charges               14,251,263              --        18,811,999
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2007  Lowest contract charges                  731,463        3.928282         2,873,394
    Highest contract charges                     19,607        1.734709            34,013
    Remaining contract charges              239,807,955              --       564,447,391
 2006  Lowest contract charges                  724,127        3.087435         2,235,696
    Highest contract charges                        448        1.396518               476
    Remaining contract charges              266,269,150              --       501,482,497
 2005  Lowest contract charges                  630,407        2.484405         1,566,186
    Highest contract charges                  1,522,600        1.152197         1,754,335
    Remaining contract charges              265,945,207              --       411,914,079
 2004  Lowest contract charges                  587,147        2.170771         1,274,575
    Highest contract charges                  1,225,189        1.030653         1,262,745
    Remaining contract charges              234,955,896              --       341,197,582
 2003  Lowest contract charges                  387,521        1.841119           713,473
    Highest contract charges                     65,077        0.656540            42,726
    Remaining contract charges              167,272,209              --       242,936,202

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2007  Lowest contract charges                0.25%              1.67%               8.73%
    Highest contract charges                  2.28%              3.25%               6.26%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              1.76%              29.02%
    Highest contract charges                  2.49%             19.77%              26.08%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              2.81%              18.30%
    Highest contract charges                  2.23%              3.11%              15.67%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%                --               16.67%
    Highest contract charges                  2.23%                --               14.08%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%              1.03%              53.35%
    Highest contract charges                  2.14%              1.01%              50.10%
    Remaining contract charges                  --                 --                  --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2007  Lowest contract charges                0.15%              1.15%              27.23%
    Highest contract charges                  2.27%              1.28%              24.22%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.15%              2.79%              24.27%
    Highest contract charges                  2.46%             18.24%              21.33%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.15%                --               14.45%
    Highest contract charges                  2.24%                --               11.79%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.15%              0.85%              17.91%
    Highest contract charges                  2.22%              1.12%              15.17%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.15%              1.00%              32.90%
    Highest contract charges                  2.14%              1.38%              29.95%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD MID CAP HLS FUND
 2007  Lowest contract charges                   90,530       $5.162447          $467,357
    Highest contract charges                     79,440        1.728933           137,347
    Remaining contract charges               90,584,374              --       394,812,668
 2006  Lowest contract charges                   91,088        4.488637           408,861
    Highest contract charges                     86,148        1.535950           132,319
    Remaining contract charges              116,133,705              --       441,959,147
 2005  Lowest contract charges                  130,086        4.026977           523,853
    Highest contract charges                     95,205        1.407944           134,043
    Remaining contract charges              142,904,679              --       495,121,315
 2004  Lowest contract charges                  137,854        3.456884           476,535
    Highest contract charges                     67,002        1.234870            82,739
    Remaining contract charges              166,445,709              --       501,072,556
 2003  Lowest contract charges                  152,661        2.976328           454,368
    Highest contract charges                     52,821        1.086282            57,378
    Remaining contract charges              190,796,265              --       500,771,393
HARTFORD MIDCAP VALUE HLS FUND
 2007  Lowest contract charges                   93,440        1.887281           176,348
    Highest contract charges                     18,780        1.633867            30,684
    Remaining contract charges              164,331,998              --       284,745,544
 2006  Lowest contract charges                  116,250        1.852567           215,362
    Highest contract charges                        407        1.641155               662
    Remaining contract charges              191,441,050              --       330,002,883
 2005  Lowest contract charges                  150,755        1.575507           237,516
    Highest contract charges                     11,918        1.441857            17,184
    Remaining contract charges              224,614,572              --       333,623,834
 2004  Lowest contract charges                  154,287        1.436027           221,561
    Highest contract charges                     13,207        1.341421            17,717
    Remaining contract charges              252,447,972              --       346,278,242
 2003  Lowest contract charges                   57,987        1.237863            71,780
    Highest contract charges                    584,347        1.174916           686,558
    Remaining contract charges              214,236,999              --       256,758,780

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD MID CAP HLS FUND
 2007  Lowest contract charges                0.25%              0.49%              15.01%
    Highest contract charges                  2.14%              0.23%              12.56%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              0.94%              11.46%
    Highest contract charges                  2.15%              0.82%               9.09%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              0.41%              16.49%
    Highest contract charges                  2.14%              0.08%              14.02%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%              0.27%              16.15%
    Highest contract charges                  2.14%              0.14%              13.68%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%              0.25%              37.33%
    Highest contract charges                  2.11%                --               34.41%
    Remaining contract charges                  --                 --                  --
HARTFORD MIDCAP VALUE HLS FUND
 2007  Lowest contract charges                0.25%              0.53%               1.87%
    Highest contract charges                  2.26%              0.44%              (0.44)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              0.84%              17.59%
    Highest contract charges                  2.39%              8.78%              14.91%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              0.60%               9.71%
    Highest contract charges                  2.29%              0.59%               7.49%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%              0.11%              16.01%
    Highest contract charges                  2.29%              0.18%              13.66%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%                --               42.93%
    Highest contract charges                  2.13%                --               39.90%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges                  206,348       $3.939684          $812,945
    Highest contract charges                     26,675        1.008576            26,904
    Remaining contract charges              247,591,010              --       395,086,638
 2006  Lowest contract charges                  180,900        3.759674           680,125
    Highest contract charges                     17,078        0.985873            16,837
    Remaining contract charges              189,769,798              --       304,833,118
 2005  Lowest contract charges                  198,681        3.596180           714,492
    Highest contract charges                     53,456        0.997610            53,329
    Remaining contract charges              223,379,346              --       372,894,778
 2004  Lowest contract charges                  228,881        3.501964           801,514
    Highest contract charges                     27,149        0.992573            26,947
    Remaining contract charges              204,489,573              --       329,292,128
 2003  Lowest contract charges                  196,033        3.474434           681,104
    Highest contract charges                      2,234        1.095596             2,447
    Remaining contract charges              273,402,081              --       476,941,974
HARTFORD MORTGAGE SECURITIES HLS FUND
 2007  Lowest contract charges                   90,905        4.852531           441,119
    Highest contract charges                     13,203        1.305992            17,242
    Remaining contract charges               71,515,892              --       161,940,770
 2006  Lowest contract charges                   92,980        4.700415           437,047
    Highest contract charges                     15,938        1.292541            20,597
    Remaining contract charges               86,280,149              --       193,372,410
 2005  Lowest contract charges                  108,001        4.497292           485,712
    Highest contract charges                     15,938        1.263558            20,138
    Remaining contract charges              104,479,037              --       227,830,618
 2004  Lowest contract charges                  114,077        4.400092           501,946
    Highest contract charges                     13,206        1.221900            16,136
    Remaining contract charges              117,210,353              --       260,149,442
 2003  Lowest contract charges                  119,937        4.232311           507,610
    Highest contract charges                      4,880        1.241771             6,059
    Remaining contract charges              122,810,680              --       281,097,243

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges                0.15%              4.80%               4.79%
    Highest contract charges                  2.28%              4.56%               2.30%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.15%              4.59%               4.55%
    Highest contract charges                  2.18%              4.88%               2.07%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.15%              2.77%               2.69%
    Highest contract charges                  2.28%              2.86%               0.51%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.15%              0.96%               0.79%
    Highest contract charges                  2.30%              1.06%              (1.35)%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.15%              0.75%               0.60%
    Highest contract charges                  2.23%              0.77%              (1.44)%
    Remaining contract charges                  --                 --                  --
HARTFORD MORTGAGE SECURITIES HLS FUND
 2007  Lowest contract charges                0.15%              5.44%               3.24%
    Highest contract charges                  2.30%              5.52%               1.04%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.15%              9.93%               4.52%
    Highest contract charges                  2.30%             10.42%               2.29%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.15%              4.09%               2.21%
    Highest contract charges                  2.28%              4.92%               0.04%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.15%              4.73%               3.96%
    Highest contract charges                  2.28%              5.47%               1.50%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.15%              2.83%               2.14%
    Highest contract charges                  1.42%                --               (0.42)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2007  Lowest contract charges                   43,918       $3.254917          $142,949
    Highest contract charges                      8,025        1.914778            15,367
    Remaining contract charges              124,458,132              --       273,355,544
 2006  Lowest contract charges                   50,965        2.856648           145,590
    Highest contract charges                      8,528        1.716144            14,632
    Remaining contract charges              146,161,526              --       287,541,255
 2005  Lowest contract charges                   82,234        2.502756           205,812
    Highest contract charges                      9,099        1.535462            13,971
    Remaining contract charges              170,296,865              --       299,587,847
 2004  Lowest contract charges                   82,822        2.073435           171,723
    Highest contract charges                      5,895        1.299719             7,662
    Remaining contract charges              199,698,662              --       297,752,409
 2003  Lowest contract charges                   63,783        1.852907           118,183
    Highest contract charges                    319,561        0.620119           198,166
    Remaining contract charges              201,455,349              --       284,973,790
HARTFORD SMALLCAP GROWTH HLS FUND
 2007  Lowest contract charges                   21,641        1.463530            31,672
    Highest contract charges                      8,929        1.294836            11,561
    Remaining contract charges              114,642,022              --       155,631,831
 2006  Lowest contract charges                   21,586        1.494711            32,265
    Highest contract charges                     50,258        1.361718            68,438
    Remaining contract charges              130,096,030              --       182,903,387
 2005  Lowest contract charges                   21,476        1.402296            30,116
    Highest contract charges                     47,507        1.303997            61,949
    Remaining contract charges              139,002,426              --       185,843,682
 2004  Lowest contract charges                   18,820        1.266246            23,829
    Highest contract charges                     38,409        1.201867            46,163
    Remaining contract charges              110,081,583              --       134,625,867
 2003  Lowest contract charges                    7,736        1.099730             8,507
    Highest contract charges                    138,977        1.066415           148,207
    Remaining contract charges               55,937,543              --        60,274,980

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2007  Lowest contract charges                0.25%              0.19%              13.94%
    Highest contract charges                  2.34%              0.23%              11.57%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              0.14%              14.14%
    Highest contract charges                  2.35%              0.18%              11.77%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%                --               20.71%
    Highest contract charges                  2.30%                --               18.20%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%                --               11.90%
    Highest contract charges                  2.30%                --                9.63%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%                --               55.48%
    Highest contract charges                  2.14%                --               52.18%
    Remaining contract charges                  --                 --                  --
HARTFORD SMALLCAP GROWTH HLS FUND
 2007  Lowest contract charges                0.25%              0.29%              (2.09)%
    Highest contract charges                  2.07%              0.14%              (4.32)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              0.37%               6.59%
    Highest contract charges                  2.30%              0.38%               4.43%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              0.42%              10.74%
    Highest contract charges                  2.29%              0.43%               8.50%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%                --               15.14%
    Highest contract charges                  2.31%                --               12.81%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.25%                --               49.68%
    Highest contract charges                  2.14%                --               46.52%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2007  Lowest contract charges                  336,093      $19.363989        $6,508,098
    Highest contract charges                     18,567        1.117216            20,744
    Remaining contract charges              432,397,851              --     1,441,401,443
 2006  Lowest contract charges                  360,176       18.312083         6,595,568
    Highest contract charges                     19,725        1.080023            21,305
    Remaining contract charges              509,651,702              --     1,668,131,111
 2005  Lowest contract charges                  445,941       15.995609         7,133,092
    Highest contract charges                     21,051        0.964381            20,301
    Remaining contract charges              579,653,526              --     1,744,918,795
 2004  Lowest contract charges                  503,076       14.613751         7,351,749
    Highest contract charges                     72,573        0.901119            65,397
    Remaining contract charges              599,725,680              --     1,843,893,605
 2003  Lowest contract charges                  556,424       14.049941         7,817,725
    Highest contract charges                     14,429        0.885188            12,772
    Remaining contract charges              514,342,711              --     1,895,577,127
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2007  Lowest contract charges                    8,492        1.225453            10,406
    Highest contract charges                     17,954        1.079606            19,383
    Remaining contract charges              215,719,231              --       244,671,064
 2006  Lowest contract charges                   33,398        1.176989            39,309
    Highest contract charges                     51,455        1.072210            55,172
    Remaining contract charges              217,935,512              --       240,657,513
 2005  Lowest contract charges                    6,875        1.134413             7,799
    Highest contract charges                     51,254        1.054831            54,064
    Remaining contract charges              251,032,302              --       271,142,875
 2004  Lowest contract charges                   24,526        1.119842            27,471
    Highest contract charges                     31,362        1.062866            33,333
    Remaining contract charges              244,710,700              --       264,721,831
 2003  Lowest contract charges                   25,342        1.099864            27,873
    Highest contract charges                    787,915        1.062371           837,058
    Remaining contract charges              195,476,744              --       210,484,019

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD STOCK HLS FUND
 2007  Lowest contract charges                0.15%              1.01%               5.74%
    Highest contract charges                  2.35%              1.01%               3.44%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.15%              1.24%              14.48%
    Highest contract charges                  2.35%              1.33%              11.99%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.15%              1.85%               9.46%
    Highest contract charges                  2.30%              3.10%               7.07%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.15%              1.08%               4.01%
    Highest contract charges                  2.29%              2.22%               1.80%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.15%              1.20%              26.28%
    Highest contract charges                  2.17%              1.75%              23.72%
    Remaining contract charges                  --                 --                  --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2007  Lowest contract charges                0.25%              6.16%               4.12%
    Highest contract charges                  2.06%                --                1.75%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              1.92%               3.75%
    Highest contract charges                  2.30%              3.52%               1.65%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              2.85%               1.30%
    Highest contract charges                  2.29%              2.72%              (0.76)%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.26%              4.25%               1.82%
    Highest contract charges                  2.27%              5.66%              (0.25)%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.24%              2.39%               1.89%
    Highest contract charges                  2.14%              1.62%              (0.28)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 2007  Lowest contract charges                   10,595       $1.568402           $16,618
    Highest contract charges                     50,242        1.357794            68,219
    Remaining contract charges               88,579,722              --       127,733,152
 2006  Lowest contract charges                   21,744        1.442787            31,372
    Highest contract charges                        217        1.278119               280
    Remaining contract charges               99,560,127              --       133,771,660
 2005  Lowest contract charges                   81,900        1.187282            97,238
    Highest contract charges                     12,794        1.076228            13,769
    Remaining contract charges               86,647,314              --        96,833,798
 2004  Lowest contract charges                   81,804        1.100729            90,044
    Highest contract charges                    469,288        1.021490           479,374
    Remaining contract charges               79,983,354              --        83,985,181
 2003  Lowest contract charges                   11,296        0.996768            11,260
    Highest contract charges                    470,752        0.946054           445,357
    Remaining contract charges               88,790,909              --        85,769,830
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2007  Lowest contract charges                    8,336        1.615025            13,463
    Highest contract charges                     18,377        1.422501            26,142
    Remaining contract charges               75,426,154              --       113,359,327
 2006  Lowest contract charges                    7,788        1.727803            13,456
    Highest contract charges                        179        1.557284               277
    Remaining contract charges               82,255,893              --       133,915,712
 2005  Lowest contract charges                    7,184        1.455279            10,455
    Highest contract charges                     37,499        1.353266            50,746
    Remaining contract charges               77,145,548              --       107,153,107
 2004  Lowest contract charges                    7,182        1.346821             9,675
    Highest contract charges                     31,974        1.278344            40,873
    Remaining contract charges               45,435,620              --        59,158,981
 2003  Lowest contract charges                    7,184        1.135807             8,160
    Highest contract charges                    106,711        1.096794           117,040
    Remaining contract charges               20,292,853              --        22,576,062

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD VALUE HLS FUND
 2007  Lowest contract charges                0.25%              1.25%               8.71%
    Highest contract charges                  2.23%              5.79%               6.23%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.26%              1.31%              21.52%
    Highest contract charges                  2.30%              0.02%              18.76%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              2.47%               7.86%
    Highest contract charges                  2.26%              3.07%               5.41%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%              0.12%              10.43%
    Highest contract charges                  2.22%              0.30%               7.97%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.24%              1.71%              28.28%
    Highest contract charges                  2.13%              1.35%              25.56%
    Remaining contract charges                  --                 --                  --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2007  Lowest contract charges                0.25%              1.28%              (6.53)%
    Highest contract charges                  2.24%              2.55%              (8.66)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              1.47%              18.73%
    Highest contract charges                  2.50%             14.93%              16.03%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.25%              1.46%               8.05%
    Highest contract charges                  2.29%              1.47%               5.86%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.25%              0.31%              18.58%
    Highest contract charges                  2.29%              0.59%              16.17%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.23%              0.12%              41.52%
    Highest contract charges                  2.14%              0.57%              38.52%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
 2007  Lowest contract charges                   46,284       $1.578542           $73,062
    Highest contract charges                      6,535        1.434699             9,375
    Remaining contract charges               67,417,008              --       101,299,059
 2006  Lowest contract charges                  125,566        1.454231           182,602
    Highest contract charges                        203        1.376206               280
    Remaining contract charges               69,961,903              --        99,714,093
 2005  Lowest contract charges                  127,860        1.213565           155,166
    Highest contract charges                     11,411        1.168704            13,336
    Remaining contract charges               44,100,995              --        52,738,119
 2004  Lowest contract charges                  120,881        1.167130           141,083
    Highest contract charges                     36,238        1.147159            41,571
    Remaining contract charges               21,987,625              --        25,447,060
 2003  Lowest contract charges                   85,332        1.074486            91,688
    Highest contract charges                      2,562        1.072237             2,748
    Remaining contract charges                1,537,343              --         1,651,214
HUNTINGTON VA INCOME EQUITY FUND
 2007  Lowest contract charges                1,339,372        1.383280         1,852,727
    Highest contract charges                      1,004       14.343583            14,394
    Remaining contract charges               16,024,801              --        22,583,119
 2006  Lowest contract charges                1,357,842        1.386243         1,882,300
    Highest contract charges                      1,002       14.526096            14,588
    Remaining contract charges               18,511,731              --        26,086,585
 2005  Lowest contract charges                1,480,504        1.245491         1,843,954
    Highest contract charges                      1,005       13.188877            13,257
    Remaining contract charges               20,556,906              --        26,134,083
 2004  Lowest contract charges                1,246,688        1.223402         1,525,199
    Highest contract charges                      1,006       13.091689            13,172
    Remaining contract charges               21,630,843              --        27,010,400
 2003  Lowest contract charges                  573,447        1.088842           624,394
    Highest contract charges                      5,133        1.178220             6,048
    Remaining contract charges               18,641,735              --        20,135,827

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
 2007  Lowest contract charges                0.25%              4.79%               6.68%
    Highest contract charges                  2.28%              3.40%               4.25%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.80%              1.97%              19.83%
    Highest contract charges                  2.30%              0.04%              17.76%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              1.65%               3.98%
    Highest contract charges                  2.26%              1.69%               2.18%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.79%              2.62%               8.56%
    Highest contract charges                  2.29%              2.20%               6.95%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.17%              0.34%               7.45%
    Highest contract charges                  0.35%              0.22%               7.22%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA INCOME EQUITY FUND
 2007  Lowest contract charges                1.15%              1.79%              (0.21)%
    Highest contract charges                  2.19%              1.80%              (1.26)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.95%              11.30%
    Highest contract charges                  2.20%              1.92%              10.14%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              1.66%               1.81%
    Highest contract charges                  2.19%              1.59%               0.74%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.15%                --               12.36%
    Highest contract charges                  2.19%                --               11.18%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.76%              5.16%              17.39%
    Highest contract charges                  2.13%              3.93%               5.91%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HUNTINGTON VA DIVIDEND CAPTURE FUND
 2007  Lowest contract charges                1,381,922       $1.489659        $2,058,592
    Highest contract charges                      2,246       14.313076            32,142
    Remaining contract charges               15,236,926              --        24,513,578
 2006  Lowest contract charges                1,458,400        1.605338         2,341,225
    Highest contract charges                      2,295       15.587245            35,752
    Remaining contract charges               17,499,021              --        29,767,688
 2005  Lowest contract charges                1,528,011        1.392884         2,128,342
    Highest contract charges                      2,064       13.667079            28,213
    Remaining contract charges               19,317,244              --        28,571,360
 2004  Lowest contract charges                1,250,807        1.360181         1,701,323
    Highest contract charges                      1,684       13.486371            22,712
    Remaining contract charges               17,908,162              --        25,498,531
 2003  Lowest contract charges                  548,392        1.209553           663,310
    Highest contract charges                      1,673        1.212721             2,029
    Remaining contract charges               13,295,923              --        15,975,092
HUNTINGTON VA GROWTH FUND
 2007  Lowest contract charges                1,199,569        1.032542         1,238,605
    Highest contract charges                        368       14.008340             5,162
    Remaining contract charges               11,677,040              --        13,152,187
 2006  Lowest contract charges                1,326,826        0.910619         1,208,233
    Highest contract charges                        368       12.484412             4,600
    Remaining contract charges               13,960,102              --        13,493,654
 2005  Lowest contract charges                1,402,830        0.854848         1,199,206
    Highest contract charges                        368       11.843525             4,364
    Remaining contract charges               15,571,934              --        14,196,114
 2004  Lowest contract charges                1,238,894        0.858574         1,063,682
    Highest contract charges                        222       12.020640             2,672
    Remaining contract charges               15,962,090              --        14,599,866
 2003  Lowest contract charges                  479,723        0.821875           394,272
    Highest contract charges                      3,407        1.163564             3,965
    Remaining contract charges               13,714,704              --        11,224,247
HUNTINGTON VA MID CORP AMERICA FUND
 2007  Lowest contract charges                  808,981        1.795830         1,452,792
    Highest contract charges                      1,392       18.065743            25,145
    Remaining contract charges                7,560,872              --        14,970,819
 2006  Lowest contract charges                  903,142        1.670403         1,508,611
    Highest contract charges                      1,414       16.981289            23,996
    Remaining contract charges                8,883,372              --        16,040,145
 2005  Lowest contract charges                  944,019        1.575703         1,487,493
    Highest contract charges                      1,319       16.187755            21,356
    Remaining contract charges                9,811,733              --        16,639,604
 2004  Lowest contract charges                  716,058        1.414637         1,012,962
    Highest contract charges                      1,096       14.686427            16,095
    Remaining contract charges                9,475,108              --        14,079,202
 2003  Lowest contract charges                  343,817        1.223973           420,823
    Highest contract charges                     20,062        1.286970            25,819
    Remaining contract charges                7,678,163              --         9,341,575

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HUNTINGTON VA DIVIDEND CAPTURE FUND
 2007  Lowest contract charges                1.15%              3.38%              (7.21)%
    Highest contract charges                  2.20%              3.39%              (8.17)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              3.45%              15.25%
    Highest contract charges                  2.20%              3.60%              14.05%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              3.04%               2.40%
    Highest contract charges                  2.19%              2.85%               1.34%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.15%              0.05%              12.45%
    Highest contract charges                  2.20%              0.04%              11.28%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.76%              8.11%              17.32%
    Highest contract charges                  2.12%              6.24%              18.78%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA GROWTH FUND
 2007  Lowest contract charges                1.15%              0.42%              13.39%
    Highest contract charges                  2.19%              0.43%              12.21%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.42%               6.52%
    Highest contract charges                  2.20%              0.42%               5.41%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              0.48%              (0.43)%
    Highest contract charges                  2.19%              0.48%              (1.47)%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.14%              0.01%               4.47%
    Highest contract charges                  1.88%                --                3.37%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.76%              0.52%              14.12%
    Highest contract charges                  2.13%              0.41%              13.48%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA MID CORP AMERICA FUND
 2007  Lowest contract charges                1.15%              0.57%               7.51%
    Highest contract charges                  2.19%              0.57%               6.39%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.40%               6.01%
    Highest contract charges                  2.20%              0.40%               4.90%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              0.11%              11.39%
    Highest contract charges                  2.19%              0.10%              10.22%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.14%              0.02%              15.58%
    Highest contract charges                  2.21%              0.01%              14.37%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.75%              0.33%              27.85%
    Highest contract charges                  1.36%              0.21%              27.08%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HUNTINGTON VA NEW ECONOMY FUND
 2007  Lowest contract charges                  412,625       $1.920209          $792,326
    Highest contract charges                        642       19.625896            12,602
    Remaining contract charges                2,762,713              --         5,738,870
 2006  Lowest contract charges                  476,882        1.726573           823,372
    Highest contract charges                        663       17.832991            11,818
    Remaining contract charges                3,025,285              --         5,525,735
 2005  Lowest contract charges                  460,164        1.583729           728,775
    Highest contract charges                        576       16.530340             9,522
    Remaining contract charges                3,241,472              --         5,442,900
 2004  Lowest contract charges                  387,062        1.414741           547,594
    Highest contract charges                        471       14.922274             7,030
    Remaining contract charges                2,667,652              --         3,947,994
 2003  Lowest contract charges                  169,665        1.205103           204,463
    Highest contract charges                      2,565        1.287366             3,301
    Remaining contract charges                1,973,484              --         2,361,727
HUNTINGTON VA ROTATING MARKETS FUND
 2007  Lowest contract charges                  224,733        1.638240           368,166
    Highest contract charges                        465       18.393238             8,555
    Remaining contract charges                2,930,881              --         5,272,533
 2006  Lowest contract charges                  201,875        1.518849           306,618
    Highest contract charges                        488       17.232689             8,403
    Remaining contract charges                3,272,842              --         5,217,689
 2005  Lowest contract charges                  208,756        1.284505           268,148
    Highest contract charges                        390       14.727656             5,742
    Remaining contract charges                3,502,458              --         4,668,262
 2004  Lowest contract charges                  200,497        1.184861           237,561
    Highest contract charges                        269       13.728544             3,698
    Remaining contract charges                3,663,237              --         4,504,816
 2003  Lowest contract charges                  108,665        1.073672           116,671
    Highest contract charges                      2,626        1.259938             3,308
    Remaining contract charges                3,390,575              --         3,614,945
HUNTINGTON VA INTERNATIONAL EQUITY
 FUND
 2007  Lowest contract charges                  318,259        1.794137           571,000
    Highest contract charges                     14,141        1.735479            24,541
    Remaining contract charges                1,329,661              --         2,356,331
 2006  Lowest contract charges                   86,174        1.595122           137,458
    Highest contract charges                     10,935        1.557680            17,031
    Remaining contract charges                  785,074              --         1,240,140
 2005  Lowest contract charges                   34,319        1.283054            44,033
    Highest contract charges                      8,493        1.265836            10,750
    Remaining contract charges                  117,236              --           149,865

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HUNTINGTON VA NEW ECONOMY FUND
 2007  Lowest contract charges                1.15%              0.16%              11.22%
    Highest contract charges                  2.19%              0.17%              10.05%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.12%               9.02%
    Highest contract charges                  2.20%              0.12%               7.88%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%                --               11.95%
    Highest contract charges                  2.19%                --               10.78%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.15%                --               17.40%
    Highest contract charges                  2.19%                --               16.17%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.75%                --               24.59%
    Highest contract charges                  1.36%                --               23.84%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA ROTATING MARKETS FUND
 2007  Lowest contract charges                1.15%              0.83%               7.86%
    Highest contract charges                  2.19%              0.83%               6.74%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.65%              18.24%
    Highest contract charges                  2.20%              0.69%              17.01%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              0.66%               8.41%
    Highest contract charges                  2.19%              0.54%               7.28%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.14%              0.46%              10.36%
    Highest contract charges                  2.13%                --                9.20%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                0.76%                --               22.02%
    Highest contract charges                  1.37%                --               21.29%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA INTERNATIONAL EQUITY
 FUND
 2007  Lowest contract charges                1.14%              0.02%              12.48%
    Highest contract charges                  2.09%              0.02%              11.41%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.12%              24.32%
    Highest contract charges                  2.10%              1.03%              23.15%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%              2.38%              15.30%
    Highest contract charges                  2.02%              1.29%              14.79%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HUNTINGTON VA MACRO 100 FUND
 2007  Lowest contract charges                  293,858       $1.116207          $328,006
    Highest contract charges                    138,555        1.079664           149,593
    Remaining contract charges                2,068,358              --         2,273,475
 2006  Lowest contract charges                  383,722        1.161549           445,712
    Highest contract charges                     24,272        1.135683            27,566
    Remaining contract charges                2,510,211              --         2,884,852
 2005  Lowest contract charges                  388,124        1.095413           425,156
    Highest contract charges                     24,746        1.080705            26,743
    Remaining contract charges                2,525,316              --         2,748,214
 2004  Lowest contract charges                  110,296        1.053890           116,240
    Highest contract charges                    155,815        1.049655           163,552
    Remaining contract charges                  664,528              --           698,897
HUNTINGTON VA MORTGAGE SECURITIES FUND
 2007  Lowest contract charges                   22,115        1.123329            24,843
    Highest contract charges                    142,240        1.086553           154,552
    Remaining contract charges                  844,460              --           937,750
 2006  Lowest contract charges                    9,161        1.093359            10,016
    Highest contract charges                    141,554        1.071695           151,703
    Remaining contract charges                  835,276              --           906,793
 2005  Lowest contract charges                    9,307        1.044465             9,720
    Highest contract charges                     12,002        1.034325            12,414
    Remaining contract charges                  252,220              --           262,241
HUNTINGTON VA SITUS SMALL CAP FUND
 2007  Lowest contract charges                  250,056        1.492538           373,218
    Highest contract charges                      2,514        1.438651             3,617
    Remaining contract charges                2,088,909              --         3,061,214
 2006  Lowest contract charges                  276,672        1.355598           375,056
    Highest contract charges                      2,512        1.320436             3,319
    Remaining contract charges                2,160,921              --         2,893,084
 2005  Lowest contract charges                  205,615        1.307997           268,943
    Highest contract charges                      2,514        1.287526             3,237
    Remaining contract charges                2,025,846              --         2,629,397
 2004  Lowest contract charges                   52,699        1.129135            59,505
    Highest contract charges                      1,732        1.123192             1,945
    Remaining contract charges                  544,842              --           613,494

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HUNTINGTON VA MACRO 100 FUND
 2007  Lowest contract charges                1.15%              0.43%              (3.90)%
    Highest contract charges                  2.04%              0.02%              (4.81)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.16%               6.04%
    Highest contract charges                  2.05%              0.16%               5.09%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              0.22%               3.94%
    Highest contract charges                  2.01%              0.25%               3.01%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.56%                --                5.39%
    Highest contract charges                  0.95%                --                4.97%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA MORTGAGE SECURITIES FUND
 2007  Lowest contract charges                1.14%              2.39%               2.74%
    Highest contract charges                  2.04%                --                1.77%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.29%               4.68%
    Highest contract charges                  1.96%                --                3.85%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%                --               (0.17)%
    Highest contract charges                  1.76%                --               (0.49)%
    Remaining contract charges                  --                 --                  --
HUNTINGTON VA SITUS SMALL CAP FUND
 2007  Lowest contract charges                1.15%              0.30%              10.10%
    Highest contract charges                  2.19%              0.32%               8.95%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.07%               3.64%
    Highest contract charges                  2.20%              0.06%               2.56%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.14%              0.01%              15.84%
    Highest contract charges                  2.19%              0.01%              14.63%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.53%                --               12.91%
    Highest contract charges                  0.97%                --               12.32%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
BLACKROCK GLOBAL GROWTH V.I. FUND
 2007  Lowest contract charges                   45,874       $1.580315           $72,496
    Highest contract charges                     35,142        1.950928            68,560
    Remaining contract charges                   18,334              --            28,574
 2006  Lowest contract charges                   66,557        1.169006            77,806
    Highest contract charges                     35,363        1.451107            51,315
    Remaining contract charges                   47,005              --            53,958
 2005  Lowest contract charges                   66,577        0.970165            64,591
    Highest contract charges                     20,364        1.210922            24,659
    Remaining contract charges                   50,546              --            48,291
 2004  Lowest contract charges                   66,601        0.853719            56,860
    Highest contract charges                     22,397        1.071461            23,997
    Remaining contract charges                   22,034              --            18,663
 2003  Lowest contract charges                   76,083        0.750243            57,081
    Highest contract charges                     23,755        0.946792            22,491
    Remaining contract charges                   23,759              --            17,720
BLACKROCK LARGE CAP GROWTH V. I. FUND
 2007  Lowest contract charges                   48,615        1.084639            52,730
    Highest contract charges                     13,044        1.284329            16,753
    Remaining contract charges                   51,517              --            54,553
 2006  Lowest contract charges                   75,713        1.013309            76,721
    Highest contract charges                      6,312        1.206478             7,616
    Remaining contract charges                   77,060              --            76,434
 2005  Lowest contract charges                   79,904        0.957033            76,470
    Highest contract charges                      6,312        1.145764             7,233
    Remaining contract charges                   85,515              --            80,369
 2004  Lowest contract charges                   83,186        0.875864            72,860
    Highest contract charges                      6,312        1.054364             6,656
    Remaining contract charges                   34,138              --            29,497
 2003  Lowest contract charges                   84,413        0.827154            69,823
    Highest contract charges                      3,355        1.001220             3,359
    Remaining contract charges                   25,088              --            20,501
VAN KAMPEN UIF U.S REAL ESTATE
 PORTFOLIO
 2007  Lowest contract charges                   49,349       10.332046           509,875
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   63,473       12.646499           802,715
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
BLACKROCK GLOBAL GROWTH V.I. FUND
 2007  Lowest contract charges                1.25%              0.91%              35.19%
    Highest contract charges                  1.79%              1.15%              34.44%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              0.98%              20.50%
    Highest contract charges                  1.80%              1.11%              19.84%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              1.25%              13.64%
    Highest contract charges                  1.80%              1.19%              13.02%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%              1.50%              13.79%
    Highest contract charges                  1.80%              1.62%              13.17%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%              1.10%              31.90%
    Highest contract charges                  1.79%              1.19%              31.18%
    Remaining contract charges                  --                 --                  --
BLACKROCK LARGE CAP GROWTH V. I. FUND
 2007  Lowest contract charges                1.25%              0.28%               7.04%
    Highest contract charges                  1.78%              0.56%               6.45%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              0.29%               5.88%
    Highest contract charges                  1.80%              0.29%               5.30%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              0.19%               9.27%
    Highest contract charges                  1.79%              0.19%               8.67%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%              0.24%               5.89%
    Highest contract charges                  1.80%              0.24%               5.31%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%              0.63%              33.08%
    Highest contract charges                  1.78%              0.68%              32.35%
    Remaining contract charges                  --                 --                  --
VAN KAMPEN UIF U.S REAL ESTATE
 PORTFOLIO
 2007  Lowest contract charges                1.25%              0.87%             (18.30)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.89%              0.26%              26.83%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
EQUITY AND INCOME
 2007  Lowest contract charges                   46,852      $11.193797          $524,454
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   18,630       10.966011           204,299
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
MID CAP GROWTH
 2007  Lowest contract charges                   37,983       12.037715           457,234
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   33,953        9.941094           337,533
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
MTB LARGE CAP GROWTH FUND II
 2007  Lowest contract charges                   31,311        1.194606            37,405
    Highest contract charges                    117,681        1.159425           136,442
    Remaining contract charges                  528,162              --           620,716
 2006  Lowest contract charges                   31,045        1.107052            34,368
    Highest contract charges                    112,540        1.083082           121,891
    Remaining contract charges                  533,255              --           583,374
 2005  Lowest contract charges                   29,908        1.014895            30,353
    Highest contract charges                    109,065        1.000907           109,164
    Remaining contract charges                  517,880              --           521,697
 2004  Lowest contract charges                   21,215        1.006353            21,350
    Highest contract charges                      4,107        1.000450             4,109
    Remaining contract charges                   82,826              --            83,047
MTB LARGE CAP VALUE FUND II
 2007  Lowest contract charges                   13,581        1.335509            18,137
    Highest contract charges                     31,400        1.296207            40,701
    Remaining contract charges                  640,248              --           840,722
 2006  Lowest contract charges                   17,214        1.330094            22,897
    Highest contract charges                     24,562        1.301319            31,962
    Remaining contract charges                  619,255              --           813,593
 2005  Lowest contract charges                   14,453        1.144063            16,535
    Highest contract charges                     24,562        1.128300            27,714
    Remaining contract charges                  618,579              --           702,248
 2004  Lowest contract charges                      191        1.049337               199
    Highest contract charges                    177,257        1.045490           185,320
    Remaining contract charges                   43,319              --            45,433

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
EQUITY AND INCOME
 2007  Lowest contract charges                1.24%              1.80%               2.08%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.90%              0.11%               9.59%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
MID CAP GROWTH
 2007  Lowest contract charges                1.25%                --               21.09%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.90%                --               (0.21)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
MTB LARGE CAP GROWTH FUND II
 2007  Lowest contract charges                1.15%              0.37%               7.91%
    Highest contract charges                  1.94%              0.39%               7.05%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.54%               9.08%
    Highest contract charges                  1.95%              0.54%               8.21%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.16%              0.30%               0.85%
    Highest contract charges                  1.93%              0.45%               0.05%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.84%              1.03%               0.64%
    Highest contract charges                  1.40%              3.43%               0.05%
    Remaining contract charges                  --                 --                  --
MTB LARGE CAP VALUE FUND II
 2007  Lowest contract charges                1.15%              1.01%               0.41%
    Highest contract charges                  1.94%              1.09%              (0.39)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.08%              16.26%
    Highest contract charges                  1.95%              1.04%              15.33%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.16%              0.69%               9.03%
    Highest contract charges                  1.93%              0.94%               8.16%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --                 --                4.93%
    Highest contract charges                  1.17%              2.00%               4.55%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MTB MANAGED ALLOCATION FUND --
 MODERATE GROWTH II
 2007  Lowest contract charges                1,089,955       $1.213306        $1,322,449
    Highest contract charges                     70,507        1.177618            83,030
    Remaining contract charges                2,449,958              --         2,919,178
 2006  Lowest contract charges                1,204,542        1.148226         1,383,086
    Highest contract charges                     72,734        1.123383            81,707
    Remaining contract charges                2,502,440              --         2,835,498
 2005  Lowest contract charges                1,298,521        1.052312         1,366,449
    Highest contract charges                     76,088        1.037808            78,965
    Remaining contract charges                2,538,700              --         2,649,162
 2004  Lowest contract charges                1,031,384        1.023580         1,055,705
    Highest contract charges                     39,504        1.017587            40,199
    Remaining contract charges                1,656,032              --         1,688,882
MTB MANAGED ALLOCATION FUND --
 AGGRESSIVE GROWTH II
 2007  Lowest contract charges                      840       12.791953            10,747
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                      840       12.013898            10,093
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                      841       10.586504             8,900
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
COLUMBIA MARSICO INTERNATIONAL
 OPPORTUNITIES FUND VS
 2007  Lowest contract charges                8,454,591        2.608992        22,057,961
    Highest contract charges                     37,207        2.044336            76,063
    Remaining contract charges                9,921,071              --        24,397,575
 2006  Lowest contract charges               10,395,109        2.207440        22,946,580
    Highest contract charges                    131,999        2.105532           277,926
    Remaining contract charges               11,083,190              --        23,157,204
 2005  Lowest contract charges               11,092,071        1.813963        20,120,607
    Highest contract charges                    151,060        1.745856           263,729
    Remaining contract charges               11,407,243              --        19,644,691
 2004  Lowest contract charges               10,461,287        1.536735        16,076,228
    Highest contract charges                    154,060        1.492389           229,917
    Remaining contract charges               10,346,438              --        15,250,363
 2003  Lowest contract charges                8,504,136        1.334586        11,349,500
    Highest contract charges                    109,063        1.307781           142,630
    Remaining contract charges                7,051,774              --         9,293,920

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MTB MANAGED ALLOCATION FUND --
 MODERATE GROWTH II
 2007  Lowest contract charges                1.15%              2.03%               5.67%
    Highest contract charges                  1.94%              2.05%               4.83%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              2.56%               9.12%
    Highest contract charges                  1.95%              2.52%               8.25%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.15%              1.52%               2.81%
    Highest contract charges                  1.94%              1.74%               1.99%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.84%              3.08%               2.36%
    Highest contract charges                  1.39%              3.42%               1.76%
    Remaining contract charges                  --                 --                  --
MTB MANAGED ALLOCATION FUND --
 AGGRESSIVE GROWTH II
 2007  Lowest contract charges                1.15%              1.22%               6.48%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              2.43%              13.48%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.10%              2.00%              10.11%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
COLUMBIA MARSICO INTERNATIONAL
 OPPORTUNITIES FUND VS
 2007  Lowest contract charges                1.25%              0.11%              18.19%
    Highest contract charges                  2.15%                --               17.02%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              0.28%              21.69%
    Highest contract charges                  2.15%              0.28%              20.60%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              0.09%              18.04%
    Highest contract charges                  2.14%              0.10%              16.98%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%              0.35%              15.15%
    Highest contract charges                  2.13%              0.48%              14.12%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%              0.02%              38.51%
    Highest contract charges                  2.07%              0.02%              37.34%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND VS
 2007  Lowest contract charges                4,417,813       $1.614186        $7,131,171
    Highest contract charges                     69,959        1.522332           106,501
    Remaining contract charges                8,851,487              --        13,872,330
 2006  Lowest contract charges                5,387,278        1.604881         8,645,939
    Highest contract charges                    125,395        1.533438           192,288
    Remaining contract charges                9,676,903              --        15,153,154
 2005  Lowest contract charges                6,627,700        1.460773         9,681,565
    Highest contract charges                    128,866        1.408360           181,490
    Remaining contract charges               10,610,625              --        15,188,727
 2004  Lowest contract charges                7,714,114        1.447951        11,169,659
    Highest contract charges                    109,351        1.408612           154,033
    Remaining contract charges               11,239,788              --        16,022,570
 2003  Lowest contract charges                8,121,603        1.316064        10,688,550
    Highest contract charges                    359,872        1.291886           464,913
    Remaining contract charges                9,390,353              --        12,219,478
COLUMBIA MARSICO FOCUSED EQUITIES FUND
 VS
 2007  Lowest contract charges               24,819,121        2.054405        50,988,526
    Highest contract charges                     41,591        1.353123            56,278
    Remaining contract charges               11,603,877              --        22,611,865
 2006  Lowest contract charges               33,275,996        1.831624        60,949,113
    Highest contract charges                     44,151        1.746964            77,130
    Remaining contract charges               13,665,874              --        23,872,312
 2005  Lowest contract charges               41,461,270        1.712986        71,022,575
    Highest contract charges                     51,313        1.648583            84,593
    Remaining contract charges               15,506,212              --        25,362,167
 2004  Lowest contract charges               50,595,437        1.572431        79,557,836
    Highest contract charges                     58,155        1.526997            88,802
    Remaining contract charges               16,621,526              --        25,221,819
 2003  Lowest contract charges               58,335,484        1.429978        83,418,459
    Highest contract charges                    175,532        1.401208           245,957
    Remaining contract charges               14,828,271              --        20,977,145

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
COLUMBIA HIGH YIELD FUND VS
 2007  Lowest contract charges                1.25%              4.90%               0.58%
    Highest contract charges                  2.21%                --               (0.42)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              2.43%               9.87%
    Highest contract charges                  2.15%              2.53%               8.88%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              0.16%               0.89%
    Highest contract charges                  2.14%              0.17%              (0.02)%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%              6.28%              10.02%
    Highest contract charges                  2.12%             13.05%               9.04%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%              7.57%              29.57%
    Highest contract charges                  2.09%              9.03%              28.48%
    Remaining contract charges                  --                 --                  --
COLUMBIA MARSICO FOCUSED EQUITIES FUND
 VS
 2007  Lowest contract charges                1.25%              0.11%              12.16%
    Highest contract charges                  1.97%                --               11.05%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%                --                6.93%
    Highest contract charges                  2.15%                --                5.97%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%                --                8.94%
    Highest contract charges                  2.14%                --                7.96%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%                --                9.96%
    Highest contract charges                  2.12%                --                8.98%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%                --               31.45%
    Highest contract charges                  2.08%                --               30.34%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND VS
 2007  Lowest contract charges               16,056,477       $1.977966       $31,759,165
    Highest contract charges                    557,891        1.292074           720,836
    Remaining contract charges                9,489,617              --        17,448,032
 2006  Lowest contract charges               21,597,400        1.704873        36,820,823
    Highest contract charges                    185,160        1.626119           301,114
    Remaining contract charges               10,983,676              --        17,490,446
 2005  Lowest contract charges               27,443,099        1.627175        44,654,724
    Highest contract charges                    189,778        1.566045           297,201
    Remaining contract charges               12,512,407              --        19,128,500
 2004  Lowest contract charges               32,164,232        1.533440        49,321,942
    Highest contract charges                    163,863        1.489163           244,018
    Remaining contract charges               13,176,782              --        19,325,823
 2003  Lowest contract charges               32,635,353        1.373672        44,830,270
    Highest contract charges                    565,814        1.346056           761,618
    Remaining contract charges                7,822,244              --        10,642,460
COLUMBIA MARSICO 21ST CENTURY FUND VS
 2007  Lowest contract charges                5,825,464        1.432253         8,343,538
    Highest contract charges                      3,691        1.964289             7,250
    Remaining contract charges                4,571,855              --         6,591,519
 2006  Lowest contract charges                6,581,372        1.215781         8,001,507
    Highest contract charges                     42,286        1.159638            49,037
    Remaining contract charges                4,662,849              --         5,723,179
 2005  Lowest contract charges                6,842,801        1.028081         7,034,954
    Highest contract charges                     37,849        0.989469            37,451
    Remaining contract charges                4,051,633              --         4,220,907
 2004  Lowest contract charges                5,872,014        0.964932         5,666,092
    Highest contract charges                     39,307        0.937074            36,833
    Remaining contract charges                3,678,407              --         3,550,749
 2003  Lowest contract charges                5,305,467        0.798552         4,236,692
    Highest contract charges                      4,721        0.784220             3,703
    Remaining contract charges                2,237,107              --         1,765,615

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND VS
 2007  Lowest contract charges                1.25%              0.08%              16.02%
    Highest contract charges                  2.21%                --               14.87%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%                --                4.78%
    Highest contract charges                  2.15%                --                3.84%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%                --                6.11%
    Highest contract charges                  2.14%                --                5.16%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%                --               11.63%
    Highest contract charges                  2.11%                --               10.63%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%                --               28.96%
    Highest contract charges                  2.10%                --               27.87%
    Remaining contract charges                  --                 --                  --
COLUMBIA MARSICO 21ST CENTURY FUND VS
 2007  Lowest contract charges                1.25%              0.50%              17.81%
    Highest contract charges                  1.96%                --               16.63%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              0.18%              18.26%
    Highest contract charges                  2.15%              0.18%              17.20%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%                --                6.54%
    Highest contract charges                  2.14%                --                5.59%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%                --               20.84%
    Highest contract charges                  2.12%                --               19.75%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%                --               47.02%
    Highest contract charges                  1.25%                --               35.27%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
COLUMBIA MARSICO MIDCAP GROWTH FUND VS
 2007  Lowest contract charges                4,785,937       $1.105893        $5,292,734
    Highest contract charges                     68,579        1.037212            71,131
    Remaining contract charges               16,976,499              --        18,223,774
 2006  Lowest contract charges                6,184,624        0.934126         5,777,218
    Highest contract charges                    484,819        0.894090           433,473
    Remaining contract charges               18,532,671              --        16,897,499
 2005  Lowest contract charges                7,109,912        0.803716         5,714,350
    Highest contract charges                    531,524        0.776216           412,578
    Remaining contract charges               20,044,488              --        15,792,236
 2004  Lowest contract charges                6,676,008        0.773671         5,165,035
    Highest contract charges                    482,386        0.753950           363,695
    Remaining contract charges               19,449,486              --        14,813,901
 2003  Lowest contract charges                5,933,293        0.686687         4,074,315
    Highest contract charges                    322,767        0.675221           217,939
    Remaining contract charges               14,590,588              --         9,912,463
OPPENHEIMER GLOBAL SECURITIES FUND
 2007  Lowest contract charges                   73,637       11.341169           835,135
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   37,907       10.825433           410,361
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  867,095        1.020694           885,039
    Highest contract charges                        850        1.017740               866
    Remaining contract charges               49,721,749              --        50,696,969
PUTNAM SMALL CAP VALUE
 2007  Lowest contract charges                   35,097        9.113363           319,847
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   27,871       10.572820           294,675
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  867,095        1.020694           885,039
    Highest contract charges                        850        1.017740               866
    Remaining contract charges               49,721,749              --        50,696,969
PIMCO VIT REAL RETURN
 2007  Lowest contract charges                   62,687       11.215001           703,039
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                    8,977       10.261335            92,112
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  867,095        1.020694           885,039
    Highest contract charges                        850        1.017740               866
    Remaining contract charges               49,721,749              --        50,696,969

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
COLUMBIA MARSICO MIDCAP GROWTH FUND VS
 2007  Lowest contract charges                1.25%              0.11%              18.39%
    Highest contract charges                  2.03%                --               17.21%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%                --               16.23%
    Highest contract charges                  2.15%                --               15.19%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%                --                3.88%
    Highest contract charges                  2.14%                --                2.95%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%                --               12.67%
    Highest contract charges                  2.13%                --               11.66%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%                --               25.89%
    Highest contract charges                  2.08%                --               24.82%
    Remaining contract charges                  --                 --                  --
OPPENHEIMER GLOBAL SECURITIES FUND
 2007  Lowest contract charges                1.24%              0.90%               4.76%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.89%                --                7.84%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%              1.96%               2.57%
    Highest contract charges                  2.24%              2.02%               2.39%
    Remaining contract charges                  --                 --                  --
PUTNAM SMALL CAP VALUE
 2007  Lowest contract charges                1.25%              0.51%             (13.80)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.89%                --                5.84%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%              1.96%               2.57%
    Highest contract charges                  2.24%              2.02%               2.39%
    Remaining contract charges                  --                 --                  --
PIMCO VIT REAL RETURN
 2007  Lowest contract charges                1.24%              4.58%               9.29%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.89%              3.25%               2.10%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%              1.96%               2.57%
    Highest contract charges                  2.24%              2.02%               2.39%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PIONEER FUND VCT PORTFOLIO
 2007  Lowest contract charges                  891,695       $1.216169        $1,084,452
    Highest contract charges                      1,341        1.185067             1,589
    Remaining contract charges               61,345,782              --        73,956,430
 2006  Lowest contract charges                  808,646        1.174047           949,388
    Highest contract charges                        852        1.157257               984
    Remaining contract charges               38,612,047              --        45,085,478
 2005  Lowest contract charges                  867,095        1.020694           885,039
    Highest contract charges                        850        1.017740               866
    Remaining contract charges               49,721,749              --        50,696,969
PIONEER VCT OAK RIDGE LARGE CAP GROWTH
 PORTFOLIO
 2007  Lowest contract charges                  240,660        1.129146           271,740
    Highest contract charges                     14,406        1.101525            15,869
    Remaining contract charges               10,681,940              --        11,906,729
 2006  Lowest contract charges                  222,039        1.056411           234,564
    Highest contract charges                     14,205        1.041966            14,803
    Remaining contract charges               12,263,084              --        12,863,725
 2005  Lowest contract charges                  236,318        1.039627           245,683
    Highest contract charges                     77,602        1.036880            80,464
    Remaining contract charges               14,003,773              --        14,538,635
PIONEER MID CAP VALUE VCT PORTFOLIO
 2007  Lowest contract charges                   23,439       11.121410           260,680
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   12,507       10.689866           133,702
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
JENNISON 20/20 FOCUS PORTFOLIO
 2007  Lowest contract charges                  235,796        1.549956           365,473
    Highest contract charges                     32,916        1.523171            50,136
    Remaining contract charges                  230,427              --           351,772
 2006  Lowest contract charges                  245,322        1.425231           349,640
    Highest contract charges                     32,919        1.408321            46,359
    Remaining contract charges                  441,000              --           621,226
 2005  Lowest contract charges                  243,079        1.270271           308,776
    Highest contract charges                     32,923        1.262122            41,553
    Remaining contract charges                  234,997              --           295,362
 2004  Lowest contract charges                  231,891        1.060721           245,970
    Highest contract charges                     20,395        1.054617            21,509
    Remaining contract charges                  192,282              --           202,043
 2003  Lowest contract charges                  228,032        0.930907           212,276
    Highest contract charges                     20,395        0.932510            19,018
    Remaining contract charges                  222,421              --           206,058

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PIONEER FUND VCT PORTFOLIO
 2007  Lowest contract charges                1.15%              1.00%               3.59%
    Highest contract charges                  2.29%              1.06%               2.40%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              1.11%              15.02%
    Highest contract charges                  2.34%              1.11%              13.71%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%              1.96%               2.57%
    Highest contract charges                  2.24%              2.02%               2.39%
    Remaining contract charges                  --                 --                  --
PIONEER VCT OAK RIDGE LARGE CAP GROWTH
 PORTFOLIO
 2007  Lowest contract charges                1.15%              0.18%               6.89%
    Highest contract charges                  2.24%              0.19%               5.72%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.15%              0.03%               1.61%
    Highest contract charges                  2.27%                --                0.50%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.13%                --                2.04%
    Highest contract charges                  2.17%                --                1.87%
    Remaining contract charges                  --                 --                  --
PIONEER MID CAP VALUE VCT PORTFOLIO
 2007  Lowest contract charges                1.24%              0.66%               4.04%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.90%                --                6.83%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
JENNISON 20/20 FOCUS PORTFOLIO
 2007  Lowest contract charges                1.25%              0.12%               8.75%
    Highest contract charges                  1.79%              0.12%               8.16%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%                --               12.20%
    Highest contract charges                  1.80%                --               11.58%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.24%                --               19.76%
    Highest contract charges                  1.79%                --               19.10%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%                --               13.95%
    Highest contract charges                  2.00%                --               13.09%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%                --               27.20%
    Highest contract charges                  1.99%                --               26.25%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
JENNISON PORTFOLIO
 2007  Lowest contract charges                  711,416       $0.733898          $522,107
    Highest contract charges                     85,782        1.008222            86,487
    Remaining contract charges                1,032,223              --           825,733
 2006  Lowest contract charges                  736,788        0.666147           490,809
    Highest contract charges                     86,649        0.920193            79,734
    Remaining contract charges                1,147,097              --           829,429
 2005  Lowest contract charges                  768,335        0.665435           511,277
    Highest contract charges                     87,225        0.924280            80,621
    Remaining contract charges                1,063,249              --           779,362
 2004  Lowest contract charges                  749,187        0.590932           442,718
    Highest contract charges                     87,232        0.825314            71,994
    Remaining contract charges                1,306,639              --           840,245
 2003  Lowest contract charges                  832,074        0.547864           455,864
    Highest contract charges                    125,910        0.769383            96,873
    Remaining contract charges                1,352,440              --           807,853
PRUDENTIAL VALUE PORTFOLIO
 2007  Lowest contract charges                  143,502        1.433148           205,659
    Highest contract charges                    125,493        1.373749           172,396
    Remaining contract charges                  430,329              --           606,809
 2006  Lowest contract charges                  155,748        1.411305           219,808
    Highest contract charges                    125,887        1.367992           172,215
    Remaining contract charges                  501,983              --           697,354
 2005  Lowest contract charges                  156,586        1.196600           187,371
    Highest contract charges                    125,888        1.166272           146,820
    Remaining contract charges                  502,067              --           592,861
 2004  Lowest contract charges                  158,426        1.042586           165,174
    Highest contract charges                    125,888        1.021765           128,628
    Remaining contract charges                  315,023              --           325,076
 2003  Lowest contract charges                  152,072        0.911395           138,598
    Highest contract charges                    125,895        0.898114           113,068
    Remaining contract charges                  308,883              --           279,433

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
JENNISON PORTFOLIO
 2007  Lowest contract charges                1.25%                --               10.17%
    Highest contract charges                  1.80%                --                9.57%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%                --                0.11%
    Highest contract charges                  1.80%                --               (0.44)%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%                --               12.61%
    Highest contract charges                  1.79%                --               11.99%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%              0.04%               7.86%
    Highest contract charges                  1.81%              0.04%               7.27%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%                --               28.00%
    Highest contract charges                  1.77%                --               27.30%
    Remaining contract charges                  --                 --                  --
PRUDENTIAL VALUE PORTFOLIO
 2007  Lowest contract charges                1.25%              1.00%               1.55%
    Highest contract charges                  1.93%              3.48%               0.84%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              1.01%              17.94%
    Highest contract charges                  1.80%              1.02%              17.30%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.25%              0.90%              14.77%
    Highest contract charges                  1.79%              0.87%              14.14%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%              0.99%              14.40%
    Highest contract charges                  1.80%              0.96%              13.77%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%              1.10%              26.05%
    Highest contract charges                  1.80%              1.09%              25.36%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PRUDENTIAL SERIES INTERNATIONAL GROWTH
 2007  Lowest contract charges                   51,072       $1.422348           $72,641
    Highest contract charges                    108,352        1.371148           148,566
    Remaining contract charges                  127,848              --           178,525
 2006  Lowest contract charges                   43,151        1.209005            52,170
    Highest contract charges                     41,032        1.153893            47,344
    Remaining contract charges                  244,243              --           288,275
 2005  Lowest contract charges                   50,957        1.016050            51,775
    Highest contract charges                     77,536        0.990304            76,784
    Remaining contract charges                   40,491              --            40,688
 2004  Lowest contract charges                   49,538        0.888489            44,014
    Highest contract charges                     81,820        0.870740            71,244
    Remaining contract charges                   39,209              --            34,534
 2003  Lowest contract charges                   36,539        0.774740            28,309
    Highest contract charges                    145,120        0.763449           110,791
    Remaining contract charges                   39,253              --            30,219
ROYCE SMALL-CAP PORTFOLIO
 2007  Lowest contract charges                   94,510       10.003939           945,471
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   42,147       10.350967           436,268
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
WESTERN ASSET GOVERNMENT MONEY MARKET
 FUND
 2007  Lowest contract charges                    5,780        3.146351            18,187
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                    6,325        3.035472            19,198
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    6,890        2.939165            20,251
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                    7,479        2.890415            21,615
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                    8,092        2.894994            23,427
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PRUDENTIAL SERIES INTERNATIONAL GROWTH
 2007  Lowest contract charges                1.25%              0.43%              17.65%
    Highest contract charges                  1.79%              0.36%              17.00%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.25%              1.65%              18.99%
    Highest contract charges                  2.15%              1.61%              17.93%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.24%              0.16%              14.36%
    Highest contract charges                  1.79%              0.22%              13.73%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.25%                --               14.68%
    Highest contract charges                  1.81%                --               14.05%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.25%                --               37.42%
    Highest contract charges                  1.74%                --               36.66%
    Remaining contract charges                  --                 --                  --
ROYCE SMALL-CAP PORTFOLIO
 2007  Lowest contract charges                1.24%              0.06%              (3.35)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.90%              0.10%               3.82%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
WESTERN ASSET GOVERNMENT MONEY MARKET
 FUND
 2007  Lowest contract charges                1.00%              4.57%               3.65%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.00%              4.21%               3.28%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.00%              2.66%               1.69%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.00%              0.84%              (0.16)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.00%              0.63%              (0.38)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
LEGG MASON PARTNERS APPRECIATION FUND
 2007  Lowest contract charges                    9,574      $16.529297          $158,248
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   11,174       15.438493           172,514
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   11,314       13.609993           153,987
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   11,471       13.199325           151,403
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                   11,629       12.239804           142,336
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
WESTERN ASSET MONEY MARKET FUND
 2007  Lowest contract charges                    3,828        3.535811            13,535
    Highest contract charges                     59,710        3.658758           218,463
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                    3,835        3.404341            13,056
    Highest contract charges                     59,751        3.522722           210,488
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    3,842        3.282092            12,611
    Highest contract charges                     69,527        3.396228           236,130
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                    3,850        3.225372            12,418
    Highest contract charges                     71,058        3.337540           237,160
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                    3,858        3.228745            12,456
    Highest contract charges                     71,118        3.341043           237,609
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
LEGG MASON PARTNERS APPRECIATION FUND
 2007  Lowest contract charges                1.00%             0.81%              7.07%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.00%             0.89%             13.44%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.00%             0.50%              3.11%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.00%             0.97%              7.84%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                1.00%             0.67%             23.47%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
WESTERN ASSET MONEY MARKET FUND
 2007  Lowest contract charges                1.00%             4.77%              3.86%
    Highest contract charges                  1.00%             4.77%              3.86%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.00%             4.65%              3.73%
    Highest contract charges                  1.00%             4.64%              3.73%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.99%             2.74%              1.76%
    Highest contract charges                  1.00%             2.73%              1.76%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.00%             0.89%             (0.10)%
    Highest contract charges                  1.00%             0.90%             (0.11)%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                1.00%             0.67%             (0.33)%
    Highest contract charges                  1.00%             0.67%             (0.33)%
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
UBS SERIES TRUST - U.S. ALLOCATION
 PORTFOLIO
 2007  Lowest contract charges                   49,470       $1.256438           $62,155
    Highest contract charges                    142,627        1.044791           149,016
    Remaining contract charges               10,801,800              --        13,292,752
 2006  Lowest contract charges                   88,619        1.247275           110,533
    Highest contract charges                     18,805        1.185143            22,285
    Remaining contract charges               13,714,987              --        16,712,906
 2005  Lowest contract charges                   90,063        1.136717           102,377
    Highest contract charges                     25,383        1.089314            27,650
    Remaining contract charges               16,596,944              --        18,341,483
 2004  Lowest contract charges                  598,098        1.078686           645,161
    Highest contract charges                     20,741        1.042518            21,623
    Remaining contract charges               19,406,538              --        20,357,986
 2003  Lowest contract charges               17,536,961        0.987912        17,324,975
    Highest contract charges                     59,675        0.965609            57,623
    Remaining contract charges                4,420,190              --         3,846,716
VICTORY VARIABLE INSURANCE DIVERSIFIED
 STOCK FUND
 2007  Lowest contract charges                  101,683       13.208522         1,343,079
    Highest contract charges                     10,140       12.788407           129,675
    Remaining contract charges                   54,172              --           698,433
 2006  Lowest contract charges                  120,607       12.164063         1,467,069
    Highest contract charges                      5,975       11.836186            70,718
    Remaining contract charges                   67,259              --           802,913
 2005  Lowest contract charges                  129,932       10.834776         1,407,789
    Highest contract charges                      5,975       10.595566            63,306
    Remaining contract charges                   75,572              --           808,031
 2004  Lowest contract charges                  131,493       10.088676         1,326,587
    Highest contract charges                      5,975        9.915361            59,242
    Remaining contract charges                   82,028              --           819,091
 2003  Lowest contract charges                  129,257        9.315179         1,204,052
    Highest contract charges                      5,975        9.201036            54,974
    Remaining contract charges                   89,214              --           824,587
COMSTOCK
 2007  Lowest contract charges                   17,526       10.835972           189,917
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   11,153       11.233815           125,291
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
UBS SERIES TRUST - U.S. ALLOCATION
 PORTFOLIO
 2007  Lowest contract charges                1.15%             2.44%              0.74%
    Highest contract charges                  1.94%             2.09%             (0.07)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             2.40%              9.73%
    Highest contract charges                  2.00%             2.53%              8.80%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.19%             0.98%              5.38%
    Highest contract charges                  1.99%             1.09%              4.49%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.11%             0.66%              9.12%
    Highest contract charges                  1.99%               --               8.19%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                1.25%             0.85%             25.79%
    Highest contract charges                  1.85%             0.83%             25.04%
    Remaining contract charges                  --                --                 --
VICTORY VARIABLE INSURANCE DIVERSIFIED
 STOCK FUND
 2007  Lowest contract charges                1.25%             0.63%              8.59%
    Highest contract charges                  1.74%             0.36%              8.05%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.25%             0.31%             12.27%
    Highest contract charges                  1.75%             0.32%             11.71%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.25%             0.08%              7.40%
    Highest contract charges                  1.74%             0.08%              6.86%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.25%             0.61%              8.30%
    Highest contract charges                  1.75%             0.60%              7.76%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                1.25%             0.36%             33.29%
    Highest contract charges                  1.71%             0.57%             32.63%
    Remaining contract charges                  --                --                 --
COMSTOCK
 2007  Lowest contract charges                1.25%             1.27%             (3.54)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.89%               --              12.52%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2007  Lowest contract charges                  226,489       $1.376694          $311,807
    Highest contract charges                     39,479        1.358557            53,634
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  226,441        1.300788           294,552
    Highest contract charges                     37,397        1.286867            48,125
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  226,300        1.179275           266,870
    Highest contract charges                     31,770        1.169565            37,158
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  197,783        1.141943           225,858
    Highest contract charges                     25,903        1.135372            29,410
    Remaining contract charges                       --              --                --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2007  Lowest contract charges                   30,997        1.257584            38,982
    Highest contract charges                     31,280        1.205134            37,696
    Remaining contract charges                   34,198              --            41,762
 2006  Lowest contract charges                   29,129        1.197937            34,894
    Highest contract charges                     27,408        1.156624            31,701
    Remaining contract charges                   32,475              --            37,967
 2005  Lowest contract charges                   27,612        1.166838            32,219
    Highest contract charges                     34,334        1.135088            38,972
    Remaining contract charges                   62,904              --            71,994
 2004  Lowest contract charges                   21,685        1.158038            25,112
    Highest contract charges                     28,282        1.135004            32,100
    Remaining contract charges                   58,253              --            66,497
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 2007  Lowest contract charges                   57,271        1.441381            82,549
    Highest contract charges                     38,146        1.399752            53,395
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   54,428        1.418348            77,198
    Highest contract charges                     36,582        1.384285            50,639
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   56,217        1.210244            68,036
    Highest contract charges                      9,643        1.177301            11,353
    Remaining contract charges                   67,200              --            79,771
 2004  Lowest contract charges                   47,184        1.161788            54,817
    Highest contract charges                      9,813        1.138683            11,174
    Remaining contract charges                   66,310              --            75,943

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2007  Lowest contract charges                1.65%             2.25%              5.84%
    Highest contract charges                  1.89%             2.27%              5.57%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.65%             2.33%             10.30%
    Highest contract charges                  1.90%             2.36%             10.03%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.64%             2.11%              3.27%
    Highest contract charges                  1.89%             2.10%              3.01%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.60%             2.99%              7.55%
    Highest contract charges                  1.84%             4.49%              7.29%
    Remaining contract charges                  --                --                 --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2007  Lowest contract charges                1.15%             4.57%              4.98%
    Highest contract charges                  1.89%             4.57%              4.19%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             4.39%              2.67%
    Highest contract charges                  1.90%             4.38%              1.90%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.15%             3.68%              0.76%
    Highest contract charges                  1.89%             3.68%              0.01%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.13%             3.36%              3.20%
    Highest contract charges                  1.83%             3.31%              2.43%
    Remaining contract charges                  --                --                 --
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 2007  Lowest contract charges                1.15%             1.53%              1.62%
    Highest contract charges                  1.64%             1.52%              1.12%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             1.56%             17.20%
    Highest contract charges                  1.65%             1.45%             16.61%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.15%             1.46%              4.17%
    Highest contract charges                  1.89%             1.44%              3.39%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.13%             2.87%              9.81%
    Highest contract charges                  1.84%             2.26%              8.99%
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 2007  Lowest contract charges                    5,809       $1.631868            $9,479
    Highest contract charges                     19,130        1.563907            29,918
    Remaining contract charges                  103,657              --           164,269
 2006  Lowest contract charges                    6,043        1.465147             8,854
    Highest contract charges                     16,263        1.414697            23,008
    Remaining contract charges                  104,777              --           149,827
 2005  Lowest contract charges                    6,387        1.226820             7,835
    Highest contract charges                     61,112        1.203348            73,540
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                    5,202        1.131448             5,885
    Highest contract charges                     62,302        1.115354            69,489
    Remaining contract charges                       --              --                --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 2007  Lowest contract charges                   72,953        1.148817            83,809
    Highest contract charges                      5,059        1.100896             5,570
    Remaining contract charges                   88,236              --            98,437
 2006  Lowest contract charges                   71,543        1.079893            77,259
    Highest contract charges                      5,436        1.042636             5,668
    Remaining contract charges                   86,474              --            91,136
 2005  Lowest contract charges                   64,599        1.067331            68,949
    Highest contract charges                     11,728        1.038267            12,177
    Remaining contract charges                  100,664              --           105,382
 2004  Lowest contract charges                   54,980        1.021457            56,160
    Highest contract charges                     12,106        1.001129            12,119
    Remaining contract charges                   99,571              --           100,258
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 2007  Lowest contract charges                    1,451        1.598511             2,320
    Highest contract charges                      3,640        1.531853             5,575
    Remaining contract charges                   26,670              --            41,400
 2006  Lowest contract charges                    1,647        1.420762             2,340
    Highest contract charges                      4,169        1.371761             5,717
    Remaining contract charges                   29,307              --            40,637
 2005  Lowest contract charges                    1,666        1.170801             1,951
    Highest contract charges                     16,724        1.148379            19,205
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                    1,340        1.114753             1,493
    Highest contract charges                     17,054        1.098874            18,740
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 2007  Lowest contract charges                1.15%             0.01%             11.38%
    Highest contract charges                  1.88%             0.01%             10.55%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             1.69%             19.43%
    Highest contract charges                  1.87%             6.48%             18.54%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.15%             2.05%              8.43%
    Highest contract charges                  1.65%             1.97%              7.89%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.02%               --               8.38%
    Highest contract charges                  1.55%               --               7.84%
    Remaining contract charges                  --                --                 --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 2007  Lowest contract charges                1.15%               --               6.38%
    Highest contract charges                  1.89%               --               5.59%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%               --               1.18%
    Highest contract charges                  1.91%               --               0.42%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.15%             0.18%              4.49%
    Highest contract charges                  1.89%             0.18%              3.71%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.13%               --               2.08%
    Highest contract charges                  1.84%               --               1.31%
    Remaining contract charges                  --                --                 --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 2007  Lowest contract charges                1.14%               --              12.51%
    Highest contract charges                  1.88%               --              11.67%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%               --              21.35%
    Highest contract charges                  1.88%               --              20.44%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.13%               --               5.03%
    Highest contract charges                  1.64%               --               4.51%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.05%               --              12.47%
    Highest contract charges                  1.56%               --              11.91%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
STI CLASSIC VT LARGE CAP GROWTH STOCK
 FUND
 2007  Lowest contract charges                  173,805       $1.507265          $261,971
    Highest contract charges                     11,666       14.453275           168,608
    Remaining contract charges                1,147,866              --         3,192,046
 2006  Lowest contract charges                  198,779        1.325939           263,569
    Highest contract charges                     13,452       12.816624           172,394
    Remaining contract charges                1,463,382              --         3,341,806
 2005  Lowest contract charges                  200,785        1.213271           243,607
    Highest contract charges                     15,530       11.821731           183,597
    Remaining contract charges                1,729,612              --         3,369,769
 2004  Lowest contract charges                  116,860        1.241531           145,085
    Highest contract charges                      7,075       12.194318            86,273
    Remaining contract charges                1,592,046              --         2,705,970
 2003  Lowest contract charges                    9,360        1.179385            11,039
    Highest contract charges                     19,513        1.168453            22,800
    Remaining contract charges                1,389,163              --         1,630,523
STI CLASSIC VT LARGE CAP CORE EQUITY
 FUND
 2007  Lowest contract charges                   40,137        1.798948            72,205
    Highest contract charges                      2,197       17.250803            37,897
    Remaining contract charges                  969,304              --         2,204,057
 2006  Lowest contract charges                   41,994        1.810087            76,013
    Highest contract charges                      4,437       17.496980            77,658
    Remaining contract charges                1,121,538              --         2,467,812
 2005  Lowest contract charges                   68,714        1.579772           108,552
    Highest contract charges                      3,902       15.393297            60,068
    Remaining contract charges                1,386,683              --         2,521,214
 2004  Lowest contract charges                   62,338        1.469399            91,602
    Highest contract charges                      3,229       14.432809            46,602
    Remaining contract charges                1,169,183              --         1,873,796
 2003  Lowest contract charges                    6,012        1.303674             7,838
    Highest contract charges                     10,115        1.291608            13,064
    Remaining contract charges                1,268,149              --         1,645,225

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
STI CLASSIC VT LARGE CAP GROWTH STOCK
 FUND
 2007  Lowest contract charges                1.40%             0.41%             13.68%
    Highest contract charges                  2.19%             0.41%             12.77%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.40%             0.29%              9.29%
    Highest contract charges                  2.20%             0.28%              8.42%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.39%             0.14%             (2.28)%
    Highest contract charges                  2.18%             0.16%             (3.06)%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.38%             0.39%              5.27%
    Highest contract charges                  2.16%             0.56%              4.43%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.93%               --              14.27%
    Highest contract charges                  2.13%               --              15.93%
    Remaining contract charges                  --                --                 --
STI CLASSIC VT LARGE CAP CORE EQUITY
 FUND
 2007  Lowest contract charges                1.40%             1.17%             (0.62)%
    Highest contract charges                  2.20%             1.08%             (1.41)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.41%             1.21%             14.58%
    Highest contract charges                  2.20%             1.28%             13.67%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.39%             0.96%              7.51%
    Highest contract charges                  2.19%             0.93%              6.66%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.39%             1.03%             12.71%
    Highest contract charges                  2.16%             1.41%             11.82%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.93%             0.83%             23.06%
    Highest contract charges                  2.13%             1.16%             23.80%
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
STI CLASSIC VT MID-CAP CORE EQUITY
 FUND
 2007  Lowest contract charges                   32,220       $1.894681           $61,046
    Highest contract charges                      2,988       18.168555            54,290
    Remaining contract charges                  498,763              --         1,410,952
 2006  Lowest contract charges                   39,954        1.826714            72,984
    Highest contract charges                      3,273       17.657485            57,792
    Remaining contract charges                  525,994              --         1,452,940
 2005  Lowest contract charges                   42,498        1.673130            71,104
    Highest contract charges                      2,859       16.302884            46,615
    Remaining contract charges                  632,414              --         1,516,046
 2004  Lowest contract charges                   40,867        1.484186            60,654
    Highest contract charges                      2,155       14.577977            31,418
    Remaining contract charges                  507,150              --         1,013,237
 2003  Lowest contract charges                    3,457        1.288413             4,454
    Highest contract charges                     13,184        1.276487            16,830
    Remaining contract charges                  466,110              --           597,734
STI CLASSIC VT LARGE CAP VALUE EQUITY
 FUND
 2007  Lowest contract charges                   15,698        1.869964            29,354
    Highest contract charges                      3,440       17.931788            61,677
    Remaining contract charges                  607,335              --         1,321,101
 2006  Lowest contract charges                   21,326        1.831218            39,052
    Highest contract charges                      3,690       17.701234            65,331
    Remaining contract charges                  875,528              --         1,863,774
 2005  Lowest contract charges                   58,019        1.516413            87,981
    Highest contract charges                      3,680       14.775851            54,373
    Remaining contract charges                1,121,541              --         1,890,752
 2004  Lowest contract charges                   58,752        1.482228            87,085
    Highest contract charges                      2,922       14.558728            42,544
    Remaining contract charges                1,262,631              --         2,021,894
 2003  Lowest contract charges                    5,336        1.303725             6,957
    Highest contract charges                     13,763        1.291652            17,777
    Remaining contract charges                1,324,064              --         1,717,124

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
STI CLASSIC VT MID-CAP CORE EQUITY
 FUND
 2007  Lowest contract charges                1.40%             0.22%              3.72%
    Highest contract charges                  2.19%             0.23%              2.89%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.40%             0.38%              9.18%
    Highest contract charges                  2.20%             0.38%              8.31%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.40%             0.46%             12.73%
    Highest contract charges                  2.19%             0.46%             11.83%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.39%             0.77%             15.20%
    Highest contract charges                  2.17%             0.93%             14.28%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.94%             1.02%             28.03%
    Highest contract charges                  2.13%             1.12%             26.97%
    Remaining contract charges                  --                --                 --
STI CLASSIC VT LARGE CAP VALUE EQUITY
 FUND
 2007  Lowest contract charges                1.40%             1.49%              2.12%
    Highest contract charges                  2.19%             1.56%              1.30%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.42%             1.31%             20.76%
    Highest contract charges                  2.20%             1.43%             19.80%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                1.40%             1.63%              2.31%
    Highest contract charges                  2.19%             1.66%              1.49%
    Remaining contract charges                  --                --                 --
 2004  Lowest contract charges                1.38%             2.25%             13.69%
    Highest contract charges                  2.18%             2.04%             12.79%
    Remaining contract charges                  --                --                 --
 2003  Lowest contract charges                0.91%             1.52%             21.55%
    Highest contract charges                  2.13%             1.94%             20.50%
    Remaining contract charges                  --                --                 --

* This represents the annualized contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.40% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense of 0.15% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV/EPB Death Benefit Charge, and MAV 70 Death Benefit Charge. These deductions range from 0.15% to 0.75%.

    These charges are a redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 20, 2008

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                   FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                            2007           2006           2005
                                                      (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
 Fee income and other                       $3,509         $3,113         $2,811
 Earned premiums                               983            547            449
 Net investment income                       3,048          2,728          2,569
 Net realized capital gains (losses)          (934)          (299)            75
                                          --------       --------       --------
                          TOTAL REVENUES     6,606          6,089          5,904
                                          --------       --------       --------
BENEFITS, CLAIMS AND EXPENSES
 Benefits, loss and loss adjustment
  expenses                                   3,980          3,205          3,008
 Insurance expenses and other                1,192            853            798
 Amortization of deferred policy
  acquisition costs and present value of
  future profits                               515          1,175            945
 Dividends to policyholders                     11             22             37
                                          --------       --------       --------
     TOTAL BENEFITS, LOSSES AND EXPENSES     5,698          5,255          4,788
                                          --------       --------       --------
 Income before income tax expense              908            834          1,116
 Income tax expense                            168            103            207
                                          --------       --------       --------
                              NET INCOME      $740           $731           $909
                                          --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                        AS OF DECEMBER 31,
                                                      2007              2006
                                                       (IN MILLIONS, EXCEPT
                                                          FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
 Investments
 Fixed maturities, available for sale, at fair
  value (amortized cost of $46,208 and $43,846)        $45,611           $44,646
 Equity securities, available for sale, at fair
  value (cost of $763 and $267)                            722               275
 Equity securities, held for trading, at fair
  value                                                     --                 1
 Policy loans, at outstanding balance                    2,016             2,009
 Mortgage loans on real estate                           4,166             2,631
 Short-term investments                                    752               694
 Other investments                                       1,726             1,023
                                                   -----------       -----------
                                TOTAL INVESTMENTS       54,993            51,279
                                                   -----------       -----------
 Cash                                                      281               186
 Premiums receivable and agents' balances                   28                29
 Reinsurance recoverables                                1,730             1,393
 Deferred policy acquisition costs and present
  value of future profits                                8,393             7,334
 Goodwill                                                  186               186
 Other assets                                            1,348             1,120
 Separate account assets                               199,253           179,943
                                                   -----------       -----------
                                     TOTAL ASSETS     $266,212          $241,470
                                                   -----------       -----------
LIABILITIES
 Reserve for future policy benefits                     $9,396            $8,209
 Other policyholder funds                               42,377            40,191
 Consumer Notes                                            809               258
 Deferred income taxes                                     124               491
 Other liabilities                                       6,621             4,718
 Separate account liabilities                          199,253           179,943
                                                   -----------       -----------
                                TOTAL LIABILITIES      258,580           233,810
                                                   -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 10             --                --
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares authorized, issued
  and outstanding, par value $5,690                          6                 6
 Capital surplus                                         2,888             2,586
 Accumulated other comprehensive income
  Net unrealized capital gains on securities, net
   of tax                                                 (469)              290
  Foreign currency translation adjustments                  --                 1
                                                   -----------       -----------
     TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME         (469)              291
                                                   -----------       -----------
 Retained earnings                                       5,207             4,777
                                                   -----------       -----------
                       TOTAL STOCKHOLDER'S EQUITY        7,632             7,660
                                                   -----------       -----------
       TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $266,212          $241,470
                                                   -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                                      ACCUMULATED OTHER
                                                                                 COMPREHENSIVE INCOME (LOSS)
                                                                       NET               NET (LOSS)
                                                                    UNREALIZED            GAIN ON
                                                                  CAPITAL GAINS          CASH FLOW              FOREIGN
                                      COMMON                       (LOSSES) ON            HEDGING              CURRENCY
                                       STOCK         CAPITAL       SECURITIES,          INSTRUMENTS,          TRANSLATION
                                                     SURPLUS        NET OF TAX           NET OF TAX           ADJUSTMENTS
                                                                           (IN MILLIONS)
--------------------------------------------------------------------------------------------------------------------------------
2007
Balance, December 31, 2006               $6          $2,586             $500                $(210)                  $1
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                      (832)
 Net gains on cash flow hedging
  instruments                                                                                  73
 Cumulative translation
  adjustments                                                                                                       (1)
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        302
Dividends declared
Cumulative effect of Accounting
 Changes, net of tax
                                        ---          ------           ------               ------                -----
        BALANCE, DECEMBER 31, 2007       $6          $2,888            $(332)               $(137)                $ --
                                        ---          ------           ------               ------                -----
2006
Balance, December 31, 2005               $6          $2,405             $577                $(113)                 $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                       (77)
 Net loss on cash flow hedging
  instruments                                                                                 (97)
 Cumulative translation
  adjustments                                                                                                        2
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        181
Dividends declared
                                        ---          ------           ------               ------                -----
        BALANCE, DECEMBER 31, 2006       $6          $2,586             $500                $(210)                  $1
                                        ---          ------           ------               ------                -----
2005
Balance, December 31, 2004               $6          $2,240           $1,124                $(184)                 $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                      (547)
 Net gains on cash flow hedging
  instruments                                                                                  71
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        165
Dividends declared
                                        ---          ------           ------               ------                -----
        BALANCE, DECEMBER 31, 2005       $6          $2,405             $577                $(113)                 $(1)
                                        ---          ------           ------               ------                -----


                                                                TOTAL
                                        RETAINED            STOCKHOLDER'S
                                        EARNINGS                EQUITY
                                                 (IN MILLIONS)
----------------------------------  ---------------------------------------
2007
Balance, December 31, 2006               $4,777                 $7,660
                                                                ------
Comprehensive income
 Net income                                 740                    740
                                                                ------
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                (832)
 Net gains on cash flow hedging
  instruments                                                       73
 Cumulative translation
  adjustments                                                       (1)
                                                                ------
Total other comprehensive income                                  (760)
                                                                ------
 Total comprehensive income                                        (20)
Capital contribution from parent                                   302
Dividends declared                         (307)                  (307)
Cumulative effect of Accounting
 Changes, net of tax                         (3)                    (3)
                                         ------                 ------
        BALANCE, DECEMBER 31, 2007       $5,207                 $7,632
                                         ------                 ------
2006
Balance, December 31, 2005               $4,463                 $7,337
                                                                ------
Comprehensive income
 Net income                                 731                    731
                                                                ------
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                 (77)
 Net loss on cash flow hedging
  instruments                                                      (97)
 Cumulative translation
  adjustments                                                        2
                                                                ------
Total other comprehensive income                                  (172)
                                                                ------
 Total comprehensive income                                        559
Capital contribution from parent                                   181
Dividends declared                         (417)                  (417)
                                         ------                 ------
        BALANCE, DECEMBER 31, 2006       $4,777                 $7,660
                                         ------                 ------
2005
Balance, December 31, 2004               $4,064                 $7,249
                                                                ------
Comprehensive income
 Net income                                 909                    909
                                                                ------
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                (547)
 Net gains on cash flow hedging
  instruments                                                       71
                                                                ------
Total other comprehensive income                                  (476)
                                                                ------
 Total comprehensive income                                        433
Capital contribution from parent                                   165
Dividends declared                         (510)                  (510)
                                         ------                 ------
        BALANCE, DECEMBER 31, 2005       $4,463                 $7,337
                                         ------                 ------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $448, $(42) and $(295) for the years ended December 31, 2007, 2006 and 2005, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $(39), $(52) and $38 for the years ended December 31, 2007, 2006 and 2005, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(140), $(75), and $26 for the years ended December 31, 2007, 2006 and 2005, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2007            2006            2005
                                                (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income                            $740            $731            $909
 Adjustments to reconcile net
  income to net cash provided by
  operating activities
 Amortization of deferred policy
  acquisition costs and present
  value of future profits               515           1,175             945
 Additions to deferred policy
  acquisition costs and present
  value of future profits            (1,400)         (1,351)         (1,226)
 Change in:
 Reserve for future policy
  benefits, unpaid losses and
  loss adjustment expenses            1,187             836             129
 Reinsurance recoverables              (236)            (47)            177
 Receivables                            190              11              (3)
 Payables and accruals                  560             210             385
 Accrued and deferred income
  taxes                                (102)            340              36
 Net realized capital losses
  (gains)                               934             299             (75)
 Depreciation and amortization          438             404             239
 Other, net                            (267)            157            (228)
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY OPERATING
                      ACTIVITIES     $2,559          $2,765          $1,288
                                  ---------       ---------       ---------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed Maturities and Short-term
  Investments, available for
  sale                              $15,892         $19,517         $19,727
 Equity securities,
  available-for-sale                    296             249              38
 Mortgage loans                         958             301             354
 Partnerships                           175              91             169
 Payments for the purchase of:
 Fixed Maturities and Short-term
  Investments, available for
  sale                              (18,780)        (22,017)        (21,511)
 Equity securities,
  available-for-sale                   (484)           (455)            (60)
 Mortgage loans                      (2,492)         (1,574)           (915)
 Partnerships                          (607)           (496)           (337)
 Change in policy loans, net             (6)            (39)            647
 Change in payables for
  collateral under securities
  lending, net                        1,306             788            (276)
 Change in all other, net              (587)           (713)           (193)
                                  ---------       ---------       ---------
     NET CASH USED FOR INVESTING
                      ACTIVITIES    $(4,329)        $(4,348)        $(2,357)
                                  ---------       ---------       ---------
FINANCING ACTIVITIES
 Deposits and other additions to
  investment and universal
  life-type contracts                32,396          26,991          25,383
 Withdrawals and other
  deductions from investment and
  universal life-type contracts     (30,433)        (26,687)        (24,888)
 Net transfers (to)/from
  separate accounts related to
  investment and universal
  life-type contracts                  (606)          1,382             852
  Capital contributions                 270              --             129
  Dividends paid                      $(305)          $(300)          $(498)
  Proceeds from issuance of
   consumer notes                       551             258              --
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY FINANCING
                      ACTIVITIES     $1,873          $1,644            $978
                                  ---------       ---------       ---------
 Impact of foreign exchange              (8)              1              (1)
 Net (decrease) increase in cash         95              62             (92)
 Cash -- beginning of year              186             124             216
                                  ---------       ---------       ---------
 Cash -- end of year                   $281            $186            $124
                                  ---------       ---------       ---------
Supplemental Disclosure of Cash
 Flow Information:
 Net Cash Paid During the Year
  for:
 Income taxes                          $125           $(163)           $149

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

THE COMPANY RECAPTURED AN INDEMNITY REINSURANCE ARRANGEMENT WITH HARTFORD LIFE AND ACCIDENT INSURANCE COMPANY IN 2005. IN CONJUNCTION WITH THIS TRANSACTION, THE COMPANY RECORDED A NONCASH CAPITAL CONTRIBUTION OF $36 AND A RELATED EXTINGUISHMENT OF THE REINSURANCE RECOVERABLE LIABILITY.

THE COMPANY MADE NONCASH DIVIDENDS OF $2 AND RECEIVED A NONCASH CAPITAL CONTRIBUTIONS OF $20 FROM ITS PARENT COMPANY DURING 2007 RELATED TO THE GUARANTEED MINIMUM INCOME AND ACCUMULATION BENEFIT REINSURANCE AGREEMENTS WITH HARTFORD LIFE INSURANCE K.K. THE COMPANY MADE NONCASH DIVIDENDS OF $117 AND RECEIVED A NONCASH CAPITAL CONTRIBUTIONS OF $154 FROM ITS PARENT COMPANY DURING 2006 RELATED TO THE GUARANTEED MINIMUM INCOME BENEFIT REINSURANCE AGREEMENT WITH HARTFORD LIFE INSURANCE K.K.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (collectively, "Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI") and Hartford International Life Reassurance Corporation ("HLRe"). The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), which is a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct wholly-owned subsidiary of Hartford Holdings, Inc., a direct wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services; (b) individual life insurance; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, (d) private placement life insurance and (e) assumes fixed market value adjusted annuities, guaranteed minimum income benefits ("GMIB"), guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum death benefits ("GMDB") from Hartford Life's international operations.

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The consolidated financial statements include the accounts of Hartford Life Insurance Company in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIE") in which the Company is the primary beneficiary. The Company determines if it is the primary beneficiary using both qualitative and quantitative analyses. Entities in which Hartford Life Insurance Company does not have a controlling financial interest but in which the Company has significant influence over the operating and financing decisions are reported using the equity method. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated. For further discussions on variable interest entities see Note 3.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; the evaluation of other-than-temporary impairments on investments in available-for-sale securities; living benefits required to be fair valued; and contingencies relating to corporate litigation and regulatory matters.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109

The Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109" ("FIN 48"), dated June 2006. FIN 48 requires companies to recognize the tax benefit of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by tax authorities. The amount recognized represents the largest amount of tax benefit that is greater than 50% likely of being realized. A liability is recognized for any benefit claimed, or expected to be claimed, in a tax return in excess of the benefit recorded in the financial statements, along with any interest and penalty (if applicable) on the excess.

The Company adopted the provisions of FIN 48 on January 1, 2007. As a result of the adoption, the Company recognized an $11 decrease in the liability for unrecognized tax benefits and a corresponding increase in the January 1, 2007 balance of retained earnings. The Company had no unrecognized tax benefits as of January 1, 2007. The Company does not believe it would be subject to any penalties in any open tax years and, therefore, has not booked any such amounts. The Company classifies interest and penalties (if applicable) as income tax expense in the financial statements.

AMENDMENT OF FASB INTERPRETATION NO. 39

In April 2007, the FASB issued FASB Staff Position No. FIN 39-1, "Amendment of FASB Interpretation No. 39" ("FSP FIN 39-1"). FSP FIN 39-1 amends FIN 39, "Offsetting of Amounts Related to Certain Contacts", by permitting a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in the statement of financial position in accordance with FIN 39. FSP FIN 39-1 also amends FIN 39 by modifying certain terms. FSP FIN 39-1 is effective for reporting periods beginning after November 15, 2007, with early application permitted. The Company early adopted FSP FIN 39-1 on December 31, 2007, by electing to offset cash collateral against amounts recognized for derivative instruments under master netting arrangements. The effect of applying FSP FIN 39-1 is recorded as a change in accounting principle through retrospective application. The effect on the consolidated balance sheet as of December 31, 2006 was a decrease of $171 in the derivative payable included in other liabilities, and corresponding decrease of $1 and $170, respectively, in other investments and derivative receivable included in other assets. See Note 4 for further discussions on the adoption of FSP FIN 39-1.

ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS -- AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140

In February 2006, the FASB issued Statement of Financial Accounting Standard ("SFAS") No. 155, "Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140" ("SFAS 155"). This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" and resolves issues addressed in SFAS 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interests in Securitized Financial Assets". SFAS 155: (a) permits fair value remeasurement for any hybrid financial instrument (asset or liability) that contains an embedded derivative that otherwise would require bifurcation; (b) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (c) establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(d) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and, (e) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. SFAS 155 also requires presentation within the financial statements that identifies those hybrid financial instruments for which the fair value election has been applied and information on the income statement impact of the changes in fair value of those instruments. The Company began applying SFAS 155 to all financial instruments acquired, issued or subject to a remeasurement event beginning January 1, 2007. SFAS 155 did not have an effect on the Company's consolidated financial condition and results of operations upon adoption on January 1, 2007.

ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS ("DAC") IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts", ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. The Company adopted SOP 05-1 on January 1, 2007 and recognized the cumulative effect of the adoption of SOP 05-1 as a reduction in retained earnings of $14, after-tax.

THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS

In November 2005, the FASB released FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP 115-1"), which effectively replaces Emerging Issues Task Force No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). FSP 115-1 contains a three-step model for evaluating impairments and carries forward the disclosure requirements in EITF 03-1 pertaining to securities in an unrealized loss position. Under the model, any security in an unrealized loss position is considered impaired; an evaluation is made to determine whether the impairment is other-than-temporary; and, if an impairment is considered other-than-temporary, a realized loss is recognized to write the security's cost or amortized cost basis down to fair value. FSP 115-1 references existing other-than-temporary impairment guidance for determining when an impairment is other-than-temporary and clarifies that subsequent to the recognition of an other-than-temporary impairment loss for debt securities, an investor shall account for the security using the constant effective yield method. FSP 115-1 is effective for reporting periods beginning after December 15, 2005, with earlier application permitted. The Company adopted FSP 115-1 upon issuance. The adoption did not have a material effect on the Company's consolidated financial condition or results of operations.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

BUSINESS COMBINATIONS

In December 2007, the FASB issued SFAS No. 141 (revised 2007), "Business Combinations" ("SFAS 141(R)"). This statement replaces SFAS No. 141, "Business Combinations" ("SFAS 141") and establishes the principles and requirements for how the acquirer in a business combination: (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is decision-useful to users of financial statements in evaluating the nature and financial effects of the business combination. Some of the significant changes to the existing accounting guidance on business combinations made by SFAS 141(R) include the following:

- Most of the identifiable assets acquired, liabilities assumed and any noncontrolling interest in the acquiree shall be measured at their acquisition-date fair values rather than SFAS 141's requirement to allocate the cost of an acquisition to individual assets acquired and liabilities assumed based on their estimated fair values;

- Acquisition-related costs incurred by the acquirer shall be expensed in the periods in which the costs are incurred rather than included in the cost of the acquired entity;

- Goodwill shall be measured as the excess of the consideration transferred, including the fair value of any contingent consideration, plus the fair value of any noncontrolling interest in the acquiree, over the fair values of the acquired identifiable net assets, rather than measured as the excess of the cost of the acquired entity over the estimated fair values of the acquired identifiable net assets;

- Contractual pre-acquisition contingencies are to be recognized at their acquisition date fair values and noncontractual pre-acquisition contingencies are to be recognized at their acquisition date fair values only if it is more likely than not that the contingency gives rise to an asset or liability, whereas SFAS 141 generally permits the deferred recognition of pre-acquisition contingencies until the recognition criteria of SFAS No. 5, "Accounting for Contingencies" are met; and

- Contingent consideration shall be recognized at the acquisition date rather than when the contingency is resolved and consideration is issued or becomes issuable.

SFAS 141(R) is effective for and shall be applied prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with earlier adoption prohibited. Assets and liabilities that arose from business combinations with acquisition dates prior to the SFAS 141(R) effective date shall not be adjusted upon adoption of SFAS 141(R) with certain exceptions for acquired deferred tax assets and acquired income tax positions. The Company expects to adopt SFAS 141(R) on January 1, 2009, and has not yet determined the effect of SFAS 141(R) on its consolidated financial statements.

NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS, AN AMENDMENT OF ARB NO. 51

In December 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements" ("SFAS 160"). This statement amends Accounting Research Bulletin No. 51, "Consolidated Financial Statements" ("ARB 51"). Noncontrolling interest refers to the minority interest portion of the equity of a subsidiary that is not attributable directly or indirectly to a parent. SFAS 160 establishes accounting and reporting standards that require for-profit entities that prepare consolidated financial statements to: (a) present noncontrolling interests as a component of equity, separate from the parent's equity, (b) separately present the amount of consolidated net income attributable to noncontrolling interests in the income statement, (c) consistently account for changes in a parent's ownership interests in a subsidiary in which the parent entity has a controlling financial interest as equity transactions, (d) require an entity to measure at fair value its remaining interest in a subsidiary that is deconsolidated, (e) require an entity to provide sufficient disclosures that identify and clearly distinguish between interests of the parent and interests of noncontrolling owners. SFAS 160 applies to all for-profit entities that prepare consolidated financial statements, and affects those for-profit entities that have outstanding noncontrolling interests in one or more subsidiaries or that deconsolidate a subsidiary. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 with earlier adoption prohibited. The Company expects to adopt SFAS 160 on January 1, 2009 and has not yet determined the effect of SFAS 160 on its consolidated financial statements.

CLARIFICATION OF THE SCOPE OF THE AUDIT AND ACCOUNTING GUIDE "INVESTMENT COMPANIES" AND ACCOUNTING BY PARENT COMPANIES AND EQUITY METHOD INVESTORS FOR INVESTMENTS IN INVESTMENT COMPANIES

In June 2007, the AICPA issued Statement of Position 07-1, "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" ("SOP 07-1").

SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies ("the Guide"). This statement also addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company's consolidated financial statements or the financial statements of an equity method investor. SOP 07-1 is effective for fiscal years beginning on or after December 15, 2007, with earlier application encouraged; however, in November 2007, the FASB decided to (1) delay indefinitely the effective date of the SOP and (2) prohibit adoption of the SOP for an entity that has not early adopted the SOP. The Company did not early adopt SOP 07-1. SOP 07-1 as currently issued is not expected to have an impact on the Company's consolidated financial condition or results of operations.

FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115" ("SFAS 159"). The objective of SFAS 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported net income caused by measuring related assets and liabilities differently. This statement permits entities to choose, at specified election dates, to measure eligible items at fair value (i.e., the fair value option). Items eligible for the fair value option include certain recognized financial assets and liabilities, rights and obligations under certain insurance contracts that are not financial instruments, host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument, and certain commitments. Business entities shall report unrealized gains and losses on items for which the fair value option has been elected in net income. The fair value option: (a) may be applied instrument by instrument, with certain exceptions; (b) is irrevocable (unless a new election date occurs); and (c) is applied only to entire instruments and not to portions of instruments. SFAS 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007, although early adoption is permitted under certain conditions. Companies shall report the effect of the first remeasurement to fair value as a cumulative-effect adjustment to the opening balance of retained earnings. On January 1, 2008, the Company did not elect to apply the provisions of SFAS 159 to financial assets and liabilities.

FAIR VALUE MEASUREMENTS

FAIR VALUE UNDER SFAS NO. 157

On January 1, 2008, the Company adopted SFAS 157, which was issued by the Financial Accounting Standards Board in September 2006. For financial statement elements currently required to be measured at fair value, SFAS 157 redefines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable liquid market price existed (an exit price). An exit price valuation will include margins for risk even if they are not observable. As the Company is released from risk, the margins for risk will also be released through net realized capital gains (losses) in net income. SFAS 157 provides guidance on how to measure fair value, when required, under existing accounting standards. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.
Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.
Level 3 Unobservable inputs reflecting the reporting entity's estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

ACCOUNTING FOR GUARANTEED BENEFITS OFFERED WITH VARIABLE ANNUITIES

Many of the variable annuity contracts issued or reinsured by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Those benefits are accounted for under Statement of Financial Accounting Standard No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") or AICPA Statement of Position No. 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). Guaranteed minimum benefits often meet the definition of an embedded derivative under SFAS 133 as they have notional amounts (the guaranteed balance) and underlyings (the investment fund options), they require no initial net investment and they may have terms that require or permit net settlement. However, certain guaranteed minimum benefits settle only upon a single insurable event, such as death (guaranteed minimum death benefits "GMDB") or living (life contingent portion of guaranteed minimum withdrawal benefits "GMWB"), and as such are scoped out of SFAS 133 under the "insurance contract exception". Guaranteed minimum benefits that do not meet the requirements of SFAS 133 are accounted for as insurance benefits under SOP 03-1.

GUARANTEED BENEFITS ACCOUNTED FOR UNDER SOP 03-1

The GMDBs issued by the Company and certain GMDBs reinsured by the Company are accounted for under SOP 03-1. In addition, the Company's GMWB "for life" allows policyholders to receive the guaranteed annual withdrawal amount for as long as they are alive even if the guaranteed remaining balance ("GRB") is exhausted. Payments beyond the GRB are considered life contingent insurance benefits and are accounted for under SOP 03-1. Benefit guarantee liabilities accounted for under SOP 03-1, absent an unlocking event as described in the "Critical Accounting Estimates" within Management's Discussion and Analysis, do not result in a change in value that is immediately reflected in net income. Under SOP 03-1, the income statement reflects the current period increase in the liability due to the deferral of a percentage of current period revenues. The percentage is determined by dividing the present value of expected claims by the present value of expected revenues using best estimate assumptions over a range of market scenarios discounted at a rate consistent with that used in the Company's DAC models. Current period revenues are impacted by the actual increase or decrease in account value. Claims recorded against the liability have no immediate impact on the income statement unless those claims exceed the liability. Periodically, the Company unlocks its benefit assumptions, including the benefit deferral rate. The impact of this change is reflected in benefits, losses and loss adjustment expenses, in net income.

In the U.S., the Company sells variable annuity contracts that, in addition to the living benefits described above, offer various guaranteed death benefits. Declines in the equity market may increase the Company's net exposure to death benefits under these contracts. The Company's total gross exposure (i.e., before reinsurance) to these U.S. guaranteed death benefits is often referred to as the net amount at risk. However, the Company will incur these guaranteed death benefit payments in the future only if the policyholder has an in-the-money guaranteed death benefit at their time of death.

Effective July 31, 2006, an existing reinsurance agreement between a subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI") and Hartford Life, Insurance. KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life, Inc. ("Hartford Life"), was modified to include the GMDB on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB product and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB product issued prior to April 1, 2005, which were recaptured. Declines in equity markets as well as a strengthening of Japanese Yen in comparison to the U.S. dollar may increase the Company's exposure to these guaranteed benefits. For the guaranteed death benefits, the Company pays the greater of account value at death or a guaranteed death benefit which, depending on the contract, may be based upon the premium paid and/or the maximum anniversary value established no later than age 80, as adjusted for withdrawals under the terms of the contract.

The following table provides the account value, net amount at risk and reserve amount, at December 31, 2007, for each type of guaranteed death and living benefit sold by the Company that is accounted for under SOP 03-1:

                                 ACCOUNT        NET AMOUNT          SOP 03-1
                                VALUE (1)        AT RISK          RESERVE (2)
--------------------------------------------------------------------------------
U.S. Guaranteed Minimum Death
 Benefits                         $126,834         $5,106              $527
Guaranteed Minimum Death
 Benefits Assumed                   30,724            380                 4
Life Contingent Portion of
 "for Life" GMWBs                   10,272             (*)               (*)
                               -----------       --------            ------
                        TOTAL    $ 167,830        $ 5,486             $ 531
                               -----------       --------            ------

(1) Policies with "for Life" GMWB riders include both benefits accounted for under SFAS 133 and SOP 03-1 and thus are included this table and the SFAS 133 table below. However, benefits payable are generally mutually exclusive (e.g., for a given contract, only the death or living benefits, but not both are payable at one time) (See Note 8).

(2) Before reinsurance. The Company uses reinsurance to manage its exposure to the mortality and equity risk associated with GMDB. Reinsurance of GMDB is accounted for under SOP 03-1. After reinsurance, the net amount at risk for U.S. GMDB is $976. After reinsurance, the net SOP 03-1 reserve for U.S. GMDB is $202.

(*)  Amounts are insignificant at December 31, 2007.

GUARANTEED BENEFITS ACCOUNTED AT FAIR VALUE UNDER SFAS 133

The non-life contingent portion of GMWBs issued by the Company meet the definition of an embedded derivative under SFAS 133, and as such are recorded at fair value with changes in fair value recorded in net realized capital gains (losses) in net income. In bifurcating the embedded derivative, the Company attributes to the derivative a portion of total fees collected from the contract holder. Those fees attributed are set equal to the present value of future claims expected to be paid for the guaranteed living benefit embedded derivative at the inception of the contract (the "Attributed Fees"). The excess of total fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract recorded in fee income. In subsequent valuations, both the present value of future claims expected to be paid and the present value of attributed fees expected to be collected are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

GMWBs provide the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. For most of the Company's GMWB for life riders, the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap. If the GRB exceeds the account value for any policy, the contract is "in-the-money" by the difference between the GRB and the account value. The sum of the in-the-money and out-of-the-money contracts is comparable to net amount at risk.

Certain GMIBs and guaranteed minimum accumulation benefits ("GMAB") reinsured by the Company meet the definition a freestanding derivative, even though in-form they are reinsurance. Accordingly, the following GMIB and GMAB reinsurance agreements are recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income:

- REINSURED GMIB: Effective August 31, 2005, HLAI entered into a reinsurance agreement with HLIKK where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB product issued by HLIKK on its variable annuity business. Effective July 31, 2006, the agreement was modified to include a tiered reinsurance premium structure. The modified reinsurance agreement applies to all contracts, GMIBs in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB product issued prior to April 1, 2005, which were recaptured.

- REINSURED GMAB: Effective September 30, 2007, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMAB riders issued by HLIKK on certain of its variable annuity business.

Due to the significance of the non-observable inputs associated with pricing the reinsurance of the GMIB and GMAB products that are free standing derivatives, the initial difference between the transaction price and the modeled value was recorded in additional paid-in capital because the reinsurance arrangements are between entities that are commonly controlled by The Hartford Financial Services Group, Inc. ("The Hartford").

The following table provides the account value, SFAS 133 fair value and GRB, at December 31, 2007, for each type of guaranteed living benefit liability sold or reinsured by the Company that is accounted for under SFAS 133, by rider fee:

                                                         (ASSET)           GUARANTEED
                                      ACCOUNT           LIABILITY           REMAINING
                                     VALUE (1)          FAIR VALUE           BALANCE
------------------------------------------------------------------------------------------
U.S. GUARANTEED MINIMUM
 WITHDRAWAL BENEFITS                    46,088               553               34,622
NON-LIFE CONTINGENT PORTION OF
 "FOR LIFE" GUARANTEED MINIMUM
 WITHDRAWAL BENEFITS                    10,272               154               10,230
REINSURED GUARANTEED LIVING
 BENEFITS
 Guaranteed Minimum Income
  Benefits                              16,289                72               15,297
 Guaranteed Minimum
  Accumulation Benefits                  2,734                (2)               2,768
                                     ---------            ------            ---------
  Subtotal                              19,023                70               18,065
                                     ---------            ------            ---------
                         TOTAL        $ 75,383             $ 777             $ 62,917
                                     ---------            ------            ---------

(1) "For life" GMWB policies, and their related account values, include both benefits accounted for under SFAS 133 and SOP 03-1 and thus are included in this SFAS 133 table and the SOP 03-1 table above. However, benefits payable are generally mutually exclusive (e.g., for a given contract, only the death or living benefits, but not both are payable at one time).

(2) The magnitude of the SFAS 133 fair value, at December 31, 2007, was highly dependent upon the size of the block of business for guaranteed living benefits that are required to be fair valued, and the market conditions at the date of valuation, in particular high implied volatilities and low risk-free interest rates. If implied volatilities were lower and risk-free interest rates were higher at December 31, 2007, the SFAS 133 fair value would have been lower and vice versa.

DERIVATIVES THAT HEDGE CAPITAL MARKETS RISK FOR GUARANTEED MINIMUM BENEFITS ACCOUNTED FOR AS DERIVATIVES

Changes in capital markets or policyholder behavior may increase or decrease the Company's exposure to benefits under the guarantees. The Company uses derivative transactions, including GMWB reinsurance (described below) which meets the definition of a derivative under SFAS 133 and customized derivative transactions, to mitigate some of that exposure. Derivatives are recorded at fair value with changes in fair value recorded in net realized capital gains (losses) in net income.

GMWB REINSURANCE

For all U.S. GMWB contracts in effect through July 2003, the Company entered into a reinsurance arrangement to offset its exposure to the GMWB for the remaining lives of those contracts. Substantially all of the Company's reinsurance capacity was utilized as of the third quarter of 2003. Substantially all U.S. GMWB riders sold since July 2003, are not covered by reinsurance.

CUSTOMIZED DERIVATIVES

In June and July of 2007, the Company entered into two customized swap contracts to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. These customized derivative contracts provide protection from capital markets risks based on policyholder behavior assumptions as specified by the Company at the inception of the derivative transactions. Due to the significance of the non-observable inputs associated with pricing these derivatives, the initial difference between the transaction price and modeled value was deferred in accordance with EITF No. 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities" ("EITF 02-3") and included in Other Assets in the Condensed Consolidated Balance Sheets.

OTHER DERIVATIVE INSTRUMENTS

The Company uses other hedging instruments to hedge its unreinsured GMWB exposure. These instruments include interest rate futures and swaps, variance swaps, S&P 500 and NASDAQ index put options and futures contracts. The Company also uses EAFE Index swaps to hedge GMWB exposure to international equity markets. The following table provides the notional amount and SFAS 133 fair value at December 31, 2007, for each type of derivative asset held by the Company to hedge capital markets risk for guaranteed living benefit sold by the
Company:

                                          NOTIONAL              FAIR
                                           AMOUNT              VALUE
                                                   (IN MILLIONS)
--------------------------------------------------------------------------
Reinsurance                                  $6,579              $128
Customized Derivatives                       12,784                50
                                          ---------            ------
Other Derivative Instruments                  8,573               592
                                          ---------            ------
                                   TOTAL   $ 27,936             $ 770
                                          ---------            ------

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARD NO. 157, "FAIR VALUE MEASUREMENTS" ("SFAS 157")

Fair values for GMWB embedded derivatives, reinsured GMIB and GMAB freestanding derivatives and customized derivatives that hedge certain equity markets exposure for GMWB contracts are calculated based upon internally developed models because active, observable markets do not exist for those items. Below is a description of the Company's fair value methodologies for guaranteed benefit liabilities, the related reinsurance and customized derivatives, all accounted for under SFAS 133, prior to the adoption of SFAS 157 and subsequent to adoption of SFAS 157.

PRE-SFAS 157 FAIR VALUE

Prior to January 1, 2008, the Company used the guidance prescribed in SFAS 133 and other related accounting literature on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. However, under that accounting literature, when an estimate of fair value is made for liabilities where no market observable transactions exist for that liability or similar liabilities, market risk margins are only included in the valuation if the margin is identifiable, measurable and significant. If a reliable estimate of market risk margins is not obtainable, the present value of expected future cash flows, discounted at the risk free rate of interest, may be the best available estimate of fair value in the circumstances ("Pre-SFAS 157 Fair Value").

The Pre-SFAS 157 Fair Value is calculated based on actuarial and capital market assumptions related to projected cashflows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cashflows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels are used. Estimating these cashflows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; forward market volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; three years of history for fund regression; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process. As GMWB obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The Company's SFAS 157 fair value is calculated as an aggregation of the following components: Pre-SFAS 157 Fair Value, Actively-Managed Volatility Adjustment, Credit Standing Adjustment, Market Illiquidity Premium and Behavior Risk Margin. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of each of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits, the related reinsurance and customized derivatives, required to be fair valued. Each of the components described below are unobservable in the market place and require subjectivity by the Company in determining their value.

- ACTIVELY-MANAGED VOLATILITY ADJUSTMENT. This component incorporates the basis differential between the observable index implied index volatilities used to calculate the Pre-SFAS 157 component and the actively-managed funds underlying the variable annuity product. The Actively-Managed Volatility Adjustment is calculated using historical fund and weighted index volatilities.

- CREDIT STANDING ADJUSTMENT. This component makes an adjustment that market participants would make to reflect the risk that GMWB obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). SFAS 157 explicitly requires nonperformance risk to be reflected in fair value. The Company calculates the Credit Standing Adjustment by using default rates provided by rating agencies, adjusted for market recoverability.

- MARKET ILLIQUIDITY PREMIUM. This component makes an adjustment that market participants would require to reflect that GMWB obligations are illiquid and have no market observable exit prices in the capital markets. The Market Illiquidity Premium was determined using inputs that are identified in customized derivative transactions that the Company has entered into to hedge GMWB related risks.

- BEHAVIOR RISK MARGIN. This component adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior used in the Pre-SFAS 157 model could differ from actual experience. The Behavior Risk Margin is calculated by taking the difference between adverse policyholder behavior assumptions and the best estimate assumptions used in the Pre-SFAS 157 model using the Company's long-term view on interest rates and volatility. The adverse assumptions incorporate adverse dynamic lapse behavior, greater utilization of the withdrawal features, and the potential for contract holders to shift their investment funds into more aggressive investments when allowed.

SFAS 157 TRANSITION

Pending the release and potential impact of adopting the proposed FASB Staff Position, "Measuring Liabilities under FASB Statement No. 157", if any, the Company expects the impact of adopting SFAS 157 for guaranteed benefits accounted for under SFAS 133 and the related reinsurance, to be recorded in the first quarter of 2008, will be a reduction to net income of $250-$350, after the effects of DAC amortization and income taxes. In addition, net realized capital gains and losses that will be recorded in 2008 and future years are also likely to be more volatile than amounts recorded in prior years. Furthermore, adoption of SFAS 157 will result in lower variable annuity fee income for new business issued in 2008 as fees attributed to the embedded derivative will increase consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of the embedded derivative.

The Company is still evaluating potential changes to its hedging program as a result of the adoption of SFAS 157. However, based on analysis to date, the Company does not expect significant changes in any of its hedging targets. The loss deferred in accordance with EITF 02-3 of $51 for the customized derivatives used to hedge a portion of the GMWB risk will be recognized in retained earnings upon the adoption of SFAS 157. In addition, the change in value of the customized derivatives due to the initial adoption of SFAS 157 of $35 will also be recorded in retained earnings with subsequent changes in fair value recorded in net realized capital gains (losses) in net income. The Company's adoption of SFAS 157 will not materially impact the fair values of other derivative instruments used to hedge guaranteed minimum benefits, as those instruments are composed primarily of Level 1 and Level 2 inputs and as a result, the Company was already using market observable transactions to value those hedging instruments. Additionally, the adoption of SFAS 157 will not have a significant impact on the fair values of the Company's other financial instruments.

INVESTMENTS

The Company's investments in fixed maturities, which include bonds, redeemable preferred stock and commercial paper; and certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and accordingly, are carried at fair value with the after-tax difference from cost or amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments, reflected in stockholder's equity as a component of accumulated other comprehensive income ("AOCI"). Policy loans are carried at outstanding balance, which approximates fair value. Mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any. Short-term investments are carried at amortized cost, which approximates fair value. Other investments primarily consist of limited partnership interests and other alternative investments and derivatives instruments. Limited partnerships are accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Derivatives instruments are carried at fair value.

VALUATION OF FIXED MATURITIES

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: third party pricing service market prices, independent broker quotations or pricing matrices. Security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from third party pricing services with the remaining unpriced securities submitted to independent brokers for prices or lastly priced via a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows and prepayments speeds. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services will normally derive the security prices through recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the asset-backed securities ("ABS"), collaterized mortgage obligations ("CMOs"), and mortgage-backed securities ("MBS") pricing are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates

Prices from third party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain of the Company's securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from a third party pricing service or an independent broker quotation. The pricing matrix begins with current spread levels to determine the market price for the security. The credit spreads, as assigned by a nationally recognized rating agency, incorporate the issuer's credit rating and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2007 and 2006 primarily consisted of non-144A private placements and have an average duration of 4.7 and 5.0 years, respectively. The Company assigns a credit rating to these securities based upon an internal analysis of the issuer's financial strength.

The Company performs a monthly analysis on the prices received from third parties to assess if the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing services methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon available market data, the price received from the third party is adjusted accordingly.

The following table presents the fair value of fixed maturity securities by pricing source as of December 31, 2007 and 2006.

                                                                      PERCENTAGE                                   PERCENTAGE
                                                            2007       OF TOTAL                          2006       OF TOTAL
                                             FAIR VALUE               FAIR VALUE          FAIR VALUE               FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
Priced via third party pricing services         $35,892                    78.7%             $37,190                    83.3%
Priced via independent broker
 quotations                                       5,931                    13.0%               3,567                     8.0%
Priced via matrices                               3,526                     7.7%               3,810                     8.5%
Priced via other methods                            262                     0.6%                  79                     0.2%
                                              ---------                 -------            ---------                 -------
                                  TOTAL         $45,611                   100.0%             $44,646                   100.0%
                                              ---------                 -------            ---------                 -------

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties using inputs, including assumptions and estimates, a market participant would utilize. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

OTHER-THAN-TEMPORARY IMPAIRMENTS ON AVAILABLE-FOR-SALE SECURITIES

One of the significant estimates inherent in the valuation of investments is the evaluation of investments for other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects, the effects of changes in interest rates or credit spreads and the recovery period. The Company's accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continued to Be Held by a Transferor in Securitized Financial Assets" ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been or is expected to be less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

For certain securitized financial assets with contractual cash flows including ABS, EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other-than-temporary impairment charge is recognized. The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Each quarter, during this analysis, the Company asserts its intent and ability to retain until recovery those securities judged to be temporarily impaired. Once identified, these securities are systematically restricted from trading unless approved by the committee. The committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's creditworthiness, a change in regulatory requirements or a major business combination or major disposition.

MORTGAGE LOAN IMPAIRMENTS

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses when investment losses in value are deemed other-than-temporary. Recoveries of principle received by the Company in excess of expected realizable value from securities previously recorded as other-than-temporarily impaired are included in net realized capital gains. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For high credit quality securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments using the retrospective method. For non-highly rated securitized financial assets any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships, the equity method of accounting is used to recognize the Company's share of earnings. For fixed maturities that have had an other-than-temporary impairment loss, the Company amortizes the new cost basis to par or to the estimated future value over the expected remaining life of the security by adjusting the security's yield.

DERIVATIVE INSTRUMENTS

Overview

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. For a further discussion of derivative instruments, see the Derivative Instruments section of Note 3.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities

Derivative instruments are recognized on the consolidated balance sheets at fair value. As of December 31, 2007 and 2006, approximately 89% and 82% of derivatives, respectively, based upon notional values, were priced by valuation models, which utilize independent market data, while the remaining 11% and 18%, respectively, were priced by broker quotations. The derivatives are valued using mid-market level inputs that are predominantly observable in the market place. Inputs used to value derivatives include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads, interest and equity volatility and equity index levels. The Company performs a monthly analysis on the derivative valuation which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing changes in the market environment and monitoring trading volume. This discussion on derivative pricing excludes the GMWB rider and associated reinsurance contracts as well as the reinsurance contracts associated with the GMIB and GMAB products, which are discussed in the preceding paragraphs under "Accounting for Guaranteed Benefits Offered with Variable Annuities" section.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation ("net investment" hedge) or (5) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair-Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Cash-Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of income in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Foreign-Currency Hedges

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

Hedge Documentation and Effectiveness Testing

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair-value, cash-flow, foreign-currency or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses, both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

Discontinuance of Hedge Accounting

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

Embedded Derivatives

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

Credit Risk

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts, currency forward contracts, and certain embedded derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

Product Derivatives and Risk Management

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The Company has also assumed, through reinsurance, from HLIKK GMIB and GMAB. The fair value of the GMWB, GMIB and GMAB is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates; market volatility assumptions for each underlying index based on a blend of observed market "implied volatility" data and annualized standard deviations of monthly returns using the most recent 20 years of observed market performance correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates, to determine the present value of expected future cash flows produced in the stochastic projection process. Changes in capital market assumptions can significantly change the value of the GMWB, GMIB, and GMAB. In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded GMWB derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract recorded in fee income. Upon adoption of SFAS 157, the Company will revise many of the assumptions used to value GMWB, GMIB and GMAB.

For contracts issued prior to July 2003, the Company has a reinsurance arrangement in place to transfer its risk of loss due to GMWB. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreement is recorded in net realized capital gains and losses. As of July 2003, the Company had substantially exhausted all of its reinsurance capacity, with respect to contracts issued after July 2003, and began hedging its exposure to the GMWB rider using a sophisticated program involving interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index put options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. During 2007, the Company also purchased customized derivative instruments to hedge capital market risks associated with GMWB. For the years ended December 31, 2007, 2006 and 2005, net realized capital gains and losses included the change in market value of the embedded derivative related to the GMWB and GMAB liability, the derivative reinsurance arrangement and the related derivative contracts that were purchased as economic hedges, the net effect of which was a $283 loss, $26 loss and $46 loss, before deferred policy acquisition costs and tax effects, respectively.

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money', the Company's exposure, after reinsurance, as of December 31, 2007, was $139. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $139.

SEPARATE ACCOUNTS

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts include contracts, wherein the policyholder assumes the investment risk. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

The deferred policy acquisition costs asset and present value of future profits ("PVFP") intangible asset (hereafter, referred to collectively as "DAC") related to investment contracts and universal life-type contracts (including variable annuities) are amortized in the same way, over the estimated life of the contracts acquired using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities on the Company's balance sheet, such as sales inducement assets and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for guaranteed minimum death, income and universal life secondary guarantee benefits accounted for and collectively referred to as "SOP 03-1 reserves". At December 31, 2007 and 2006, the carrying value of the Company's DAC asset was $8.4 billion and $7.3 billion, respectively. At December 31, 2007, the sales inducement, unearned revenue reserves, and SOP 03-1 balances were $445, $1.0 billion and $550, respectively. At December 31, 2006, the sales inducement, unearned revenue reserves and SOP 03-1 reserves were $397, $769 and $483, respectively.

For most contracts, the Company estimates gross profits over a 20 year horizon as estimated profits emerging subsequent to year 20 are immaterial. The Company uses other amortization bases for amortizing DAC, such as gross costs (net of reinsurance), as a replacement for EGPs when EGPs are expected to be negative for multiple years of the contract's life. Actual gross profits, in a given reporting period, that vary from management's initial estimates result in increases or decreases in the rate of amortization, commonly referred to as a "true-up", which are recorded in the current period. The true-up recorded for the years ended December 31, 2007, 2006 and 2005 was an increase to amortization of $0, $45 and $27, respectively.

Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, and are, to a large extent, a function of future account value projections for individual variable annuity products and to a lesser extent for variable universal life products. The projection of future account values requires the use of certain assumptions. The assumptions considered to be important in the projection of future account value, and hence the EGPs, include separate account fund performance, which is impacted by separate account fund mix, less fees assessed against the contract holder's account balance, surrender and lapse rates, interest margin, mortality and hedging costs. The assumptions are developed as part of an annual process and are dependent upon the Company's current best estimates of future events. The Company's current separate account return assumption is approximately 8% (after fund fees, but before mortality and expense charges). Beginning in 2007, the Company estimated gross profits using the mean of EGPs derived from a set of stochastic scenarios that have been calibrated to our estimated separate account return as compared to prior years where we used a single deterministic estimation.

Estimating future gross profits is a complex process requiring considerable judgment and the forecasting of events well into the future. The estimation process, the underlying assumptions and the resulting EGPs, are evaluated regularly. During the third quarter of 2007 and the fourth quarter of 2006, the Company refined its estimation process for DAC amortization and completed a comprehensive study of assumptions. The Company plans to complete a comprehensive assumption study and refine its estimate of future gross profits during the third quarter of each successive year.

Upon completion of an assumption study, the Company revises its assumptions to reflect its current best estimate, thereby changing its estimate of projected account values and the related EGPs in the DAC, sales inducement and unearned revenue reserve amortization models as well as the SOP 03-1 reserving models. The DAC asset, as well as the sales inducement asset, unearned revenue reserves and SOP 03-1 reserves are adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as "unlocking". An unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

In addition to when a comprehensive assumption study is completed, revisions to best estimate assumptions used to estimate future gross profits are necessary when the EGPs in the Company's models fall outside of an independently determined reasonable range of EGPs. The Company performs a quantitative process each quarter to determine the reasonable range of EGPs. This process involves the use of internally developed models, which run a large number of stochastically determined scenarios of separate account fund performance. Incorporated in each scenario are assumptions with respect to lapse rates, mortality, and expenses, based on the Company's most recent assumption study. These scenarios are run for the Company's individual variable annuity businesses, the Company's Retirement Plans businesses and for the Company's individual variable universal life business and are used to calculate statistically significant ranges of reasonable EGPs. The statistical ranges produced from the stochastic scenarios are compared to the present value of EGPs used in the Company's models. If EGPs used in the Company's models fall outside of the statistical ranges of reasonable EGPs, an "unlock" would be necessary. If EGPs used in the Company's models fall inside of the statistical ranges of reasonable EGPs, the Company will not solely rely on the results of the quantitative analysis to determine the necessity of an unlock. In addition, the Company considers, on a quarterly basis, other qualitative factors such as market, product, regulatory and policyholder behavior trends and may also revise EGPs if those trends are expected to be significant and were not or could not be included in the statistically significant ranges of reasonable EGPs.

UNLOCK RESULTS

During the third quarter of 2007 and the fourth quarter of 2006, the Company completed an annual, comprehensive study of assumptions underlying EGPs, resulting in an "unlock". The study covered all assumptions, including mortality, lapses, expenses, hedging costs, and separate account returns, in substantially all product lines. The new best estimate assumptions were applied to the current in-force to project future gross profits. The after-tax impact on the Company's assets and liabilities as a result of the unlock during the third quarter of 2007 was as follows:

                                                               Unearned           Death             Sales
                                              DAC and           Revenue          Benefit          Inducement
                                                PVFP           Reserves        Reserves (1)         Assets          Total (2)
---------------------------------------------------------------------------------------------------------------------------------
SEGMENT AFTER-TAX (CHARGE) BENEFIT
Retail                                           $181              $(5)             $(4)               $9               $181
Retirement Plans                                   (9)              --               --                --                 (9)
Institutional                                       1               --               --                --                  1
Individual Life                                    24               (8)              --                --                 16
                                               ------            -----             ----              ----             ------
                                   TOTAL         $197             $(13)             $(4)               $9               $189
                                               ------            -----             ----              ----             ------

(1) As a result of the unlock, death benefit reserves, in Retail, decreased $4, pre-tax, offset by a decrease of $10,pre-tax, in reinsurance recoverables.

(2) The following were the most significant contributors to the unlock amounts recorded during the third quarter of 2007:

       - Actual separate account returns were above our aggregated estimated return.

       - During the third quarter of 2007, the Company estimated gross profits using the mean of EGPs derived from a set of stochastic scenarios that have been calibrated to our estimated separate account return as compared to prior year where we used a single deterministic estimation. The impact of this change in estimation was a benefit of $20, after-tax, for variable annuities.

       - As part of its continual enhancement to its assumption setting processes and in connection with its assumption study, the Company included dynamic lapse behavior assumptions. Dynamic lapses reflect that lapse behavior will be different depending upon market movements. The impact of this assumption change along with other base lapse rate changes was an approximate benefit of $40, after-tax, for variable annuities.

As a result of the unlock in the third quarter of 2007, the Company expects an immaterial change to total Company DAC amortization in 2008.

The after-tax impact on the Company's assets and liabilities as a result of the unlock during the fourth quarter of 2006 was as follows:

                                                                   Unearned           Death             Sales
                                                  DAC and          Revenue           Benefit          Inducement
                                                   PVFP            Reserves       Reserves (1)          Assets        Total
---------------------------------------------------------------------------------------------------------------------------------
SEGMENT AFTER-TAX (CHARGE) BENEFIT
Retail                                              $(116)             $5              $(10)               $3          $(118)
Retirement Plans                                       20              --                --                --             20
Individual Life                                       (46)             30                --                --            (16)
                                                  -------            ----             -----              ----        -------
                                      TOTAL         $(142)            $35              $(10)               $3          $(114)
                                                  -------            ----             -----              ----        -------

(1) As a result of the unlock, death benefit reserves, in the Retail, increased $294, offset by an increase of $279 in reinsurance recoverables.

An "unlock" only revises EGPs to reflect current best estimate assumptions. The Company must also test the aggregate recoverability of the DAC and sales inducement assets by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC and sales inducement assets for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced a significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market. As of December 31, 2007, the Company believed individual variable annuity separate account assets could fall, through a combination of negative market returns, lapses and mortality, by at least 54%, before portions of its DAC and sales inducement assets would be unrecoverable.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for an unlock. See Life Deferred Policy Acquisition Costs and Present value of Future Benefits in this Note.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by VIE issuing medium-term notes.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's assumed foreign balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain policies, which are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in-force accounted for 7%, 3% and 3% as of December 31, 2007, 2006 and 2005, respectively, of total life insurance in-force. Dividends to policyholders were $11, $22 and $37 for the years ended December 31, 2007, 2006 and 2005, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

REINSURANCE

Through both facultative and treaty reinsurance agreements, the Company cedes a share of the risks it has underwritten to other insurance companies. Assumed reinsurance refers to the Company's acceptance of certain insurance risks that other insurance companies have underwritten.

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of SFAS 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a reinsurance contract must include insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer.

Earned premiums and incurred losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance contracts. Reinsurance recoverables include balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

2. SEGMENT INFORMATION

The Company has four reporting segments: Retail Products Group ("Retail"), Retirement Plans ("Retirement"), Institutional Solutions Group ("Institutional") and Individual Life. In 2007, the Company changed its reporting for realized gains and losses, as well as credit risk charges previously allocated between Other and each of the reporting segments. All segment data for prior reporting periods have been adjusted to reflect the current segment reporting.

Retail offers individual variable and fixed market value adjusted ("MVA") annuities.

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b) of the IRS code.

Institutional primarily offers institutional liability products, including stable value products, structured settlements and institutional annuities (primarily terminal funding cases), as well as variable Private Placement Life Insurance ("PPLI") owned by corporations and high net worth individuals. Furthermore, Institutional offers additional individual products including structured settlements, single premium immediate annuities and longevity assurance.

Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life.

The Company includes in an Other category its leveraged PPLI product line of business; corporate items not directly allocated to any of its reporting segments; intersegment eliminations, guaranteed minimum income benefit ("GMIB'), guaranteed minimum death benefit ("GMDB") and guaranteed minimum accumulation benefit ("GMAB") reinsurance assumed from Hartford Life Insurance KK ("HLIKK"), a related party and subsidiary of Hartford Life, as well as certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The following tables represent summarized financial information concerning the Company's segments.

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2007           2006           2005
--------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE
REVENUES
LIFE
 Earned premiums, fees, and other
  considerations
 RETAIL
  Individual annuity:
   Individual variable annuity         $2,103         $1,835         $1,629
   Fixed / MVA Annuity                      1              3             (2)
  Other                                    --             --             --
                                     --------       --------       --------
  Total Retail                          2,104          1,838          1,627
 RETIREMENT PLANS
   401(k)                                 179            154            106
   403(b)/457                              50             45             43
                                     --------       --------       --------
  Total Retirement Plans                  229            199            149
 INSTITUTIONAL
   IIP                                  1,012            623            516
   PPLI                                   224            103            105
                                     --------       --------       --------
  Total Institutional                   1,236            726            621
 INDIVIDUAL LIFE
  Total Individual Life                   760            780            716
 OTHER                                    163            117            147
                                     --------       --------       --------
  Total Life premiums, fees, and
   other considerations                 4,492          3,660          3,260
  Net investment income                 3,048          2,728          2,569
 Net realized capital losses             (934)          (299)            75
                                     --------       --------       --------
                         TOTAL LIFE     6,606          6,089          5,904
                                     --------       --------       --------

NET INCOME (LOSS)                        2007          2006    2005
---------------------------------------------------------------------------------
 Retail                                    $663          $397  $480
 Retirement Plans                            53            94   73
 Institutional                                7            69  107
 Individual Life                            169           137  157
 Other                                     (152)           34   92
                                        -------       -------  ---
                      TOTAL NET INCOME     $740          $731  $909
                                        -------       -------  ---

                                         2007          2006          2005
--------------------------------------------------------------------------------
NET INVESTMENT INCOME
 Retail                                    $815          $835          $934
 Retirement Plans                           355           326           311
 Institutional                            1,226           987           784
 Individual Life                            331           293           272
 Other                                      321           287           268
                                        -------       -------       -------
           TOTAL NET INVESTMENT INCOME   $3,048        $2,728        $2,569
                                        -------       -------       -------
AMORTIZATION OF DEFERRED POLICY
 ACQUISITION AND PRESENT VALUE OF
 FUTURE PROFITS
 Retail                                    $316          $913          $685
 Retirement Plans                            58            (4)           31
 Institutional                               23            32            32
 Individual Life                            117           235           198
 Other                                        1            (1)           (1)
                                        -------       -------       -------
             TOTAL AMORTIZATION OF DAC     $515        $1,175          $945
                                        -------       -------       -------
INCOME TAX EXPENSE (BENEFIT)
Retail                                     $137          $(40)          $11
Retirement Plans                             14            35            22
Institutional                                (5)           26            49
Individual Life                              81            60            73
Other (1)                                   (59)           22            52
                                        -------       -------       -------
              TOTAL INCOME TAX EXPENSE     $168          $103          $207
                                        -------       -------       -------

                                                           DECEMBER 31,
                                                      2007              2006
--------------------------------------------------------------------------------
ASSETS
 Retail                                               $135,244          $129,158
 Retirement Plans                                       28,157            24,596
 Institutional                                          77,990            65,897
 Individual Life                                        15,151            13,810
 Other                                                   9,670             8,009
                                                   -----------       -----------
                                     TOTAL ASSETS     $266,212          $241,470
                                                   -----------       -----------
DAC
 Retail                                                 $5,182            $4,561
 Retirement Plans                                          658               543
 Institutional                                             143               111
 Individual Life                                         2,411             2,119
 Other                                                      (1)               --
                                                   -----------       -----------
                                        TOTAL DAC       $8,393            $7,334
                                                   -----------       -----------
RESERVE FOR FUTURE POLICY BENEFITS
 Retail                                                   $944              $845
 Retirement Plans                                          333               357
 Institutional                                           6,657             5,711
 Individual Life                                           685               575
 Other                                                     777               721
                                                   -----------       -----------
         TOTAL RESERVE FOR FUTURE POLICY BENEFITS       $9,396            $8,209
                                                   -----------       -----------
OTHER POLICYHOLDER FUNDS
 Retail                                                $15,391           $15,008
 Retirement Plans                                        5,591             5,544
 Institutional                                          12,455            11,401
 Individual Life                                         5,210             4,845
 Other                                                   3,730             3,393
                                                   -----------       -----------
                   TOTAL OTHER POLICYHOLDER FUNDS      $42,377           $40,191
                                                   -----------       -----------

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                         2007          2006          2005
--------------------------------------------------------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities (1)                     $2,710        $2,459        $2,275
Policy loans                                132           140           142
Mortgage loans on real estate               227           126            64
Other investments                            35            53           125
Gross investment income                   3,104         2,778         2,606
Less: Investment expenses                    56            50            37
                                        -------       -------       -------
                 NET INVESTMENT INCOME   $3,048        $2,728        $2,569
                                        -------       -------       -------
COMPONENTS OF NET REALIZED CAPITAL
 GAINS (LOSSES)
Fixed maturities                          $(248)        $(105)          $57
Equity securities                           (46)           (3)            8
Foreign currency transaction
 remeasurements                             102            18           157
Derivatives and other (2)                  (742)         (209)         (147)
                                        -------       -------       -------
   NET REALIZED CAPITAL GAINS (LOSSES)    $(934)        $(299)          $75
                                        -------       -------       -------

(1)  Includes income on short-term bonds.

(2) Primarily consists of changes in fair value on non-qualifying derivatives, changes in fair value of certain derivatives in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments.

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                        2007           2006          2005
--------------------------------------------------------------------------------
COMPONENTS OF NET UNREALIZED GAINS
 (LOSSES) ON AVAILABLE-FOR-SALE
 SECURITIES
Fixed maturities                          $(597)         $800          $986
Equity securities                           (42)            8             7
Net unrealized gains credited to
 policyholders                                3            (4)           (9)
                                        -------       -------       -------
Net unrealized gains                       (636)          804           984
Deferred income taxes and other items      (304)          304           407
                                        -------       -------       -------
Net unrealized gains (losses), net of
 tax -- end of year                        (332)          500           577
Net unrealized gains, net of tax --
 beginning of year                          500           577         1,124
                                        -------       -------       -------
        CHANGE IN UNREALIZED LOSSES ON
         AVAILABLE-FOR-SALE SECURITIES    $(832)         $(77)        $(547)
                                        -------       -------       -------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                     AS OF DECEMBER 31, 2007
                                                                      GROSS                     GROSS
                                           AMORTIZED                UNREALIZED               UNREALIZED              FAIR
                                             COST                     GAINS                    LOSSES                VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES
ABS                                           $7,602                      $24                     $(519)              $7,107
CMOs
 Agency backed                                   793                       18                        (3)                 808
 Non-agency backed                               411                        4                        (2)                 413
Commercial mortgage-backed
 securities ("CMBS")                          11,515                      159                      (572)              11,102
Corporate                                     21,928                      807                      (571)              22,164
Government/Government agencies
 Foreign                                         465                       35                        (2)                 498
 United States                                   516                       14                        (1)                 529
MBS                                            1,750                       15                       (15)               1,750
States, municipalities and political
 subdivisions                                  1,226                       32                       (20)               1,238
Redeemable preferred stock                         2                        2                        (2)                   2
                                           ---------                 --------                 ---------            ---------
              TOTAL FIXED MATURITIES         $46,208                   $1,110                   $(1,707)             $45,611
                                           ---------                 --------                 ---------            ---------

                                                                      AS OF DECEMBER 31, 2006
                                                                        GROSS                    GROSS
                                             AMORTIZED                UNREALIZED              UNREALIZED             FAIR
                                               COST                     GAINS                   LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES
ABS                                             $6,170                      $38                    $(41)              $6,167
CMOs
 Agency backed                                     778                        8                      (5)                 781
 Non-agency backed                                  76                       --                      --                   76
Commercial mortgage-backed securities
 ("CMBS")                                       10,806                      146                     (71)              10,881
Corporate                                       21,982                      911                    (206)              22,687
Government/Government agencies
 Foreign                                           568                       44                      (4)                 608
 United States                                     542                        2                      (5)                 539
MBS                                              1,808                        6                     (31)               1,783
States, municipalities and political
 subdivisions                                    1,114                       23                     (15)               1,122
Redeemable preferred stock                           2                       --                      --                    2
                                             ---------                 --------                 -------            ---------
                TOTAL FIXED MATURITIES         $43,846                   $1,178                   $(378)             $44,646
                                             ---------                 --------                 -------            ---------

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2007 by contractual maturity year are shown below.

                                         AMORTIZED COST          FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                                 $767                  $805
Over one year through five years                7,389                 7,675
Over five years through ten years               6,041                 5,994
Over ten years                                 21,455                21,059
Subtotal                                       35,652                35,533
ABS, MBS, and CMOs                             10,556                10,078
                                            ---------             ---------
                               TOTAL          $46,208               $45,611
                                            ---------             ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions because of the potential for prepayment on certain mortgage- and asset-backed securities which is why ABS, MBS, and CMOs are not categorized by contractual maturity. The CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk as these securities are generally structured to include forms of call protections such as yield maintenance charges, prepayment penalties or lockouts, and defeasance.

SALES OF FIXED MATURITY AND AVAILABLE-FOR-SALE EQUITY SECURITY INVESTMENTS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2007            2006            2005
--------------------------------------------------------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                       $12,415         $16,159         $15,784
Gross gains                             246             210             302
Gross losses                           (135)           (230)           (218)
SALE OF AVAILABLE-FOR-SALE
 EQUITY SECURITIES
Sale proceeds                          $296            $249             $38
Gross gains                              12               5               8
Gross losses                             (7)             (5)             --
                                  ---------       ---------       ---------

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholder's equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and U.S. government agencies, the Company's largest three exposures by issuer including multiple investment grade tranches of the same security as of December 31, 2007 were Wachovia Bank Commercial Mortgage Trust, Goldman Equity Office Properties and PARCS-R and as of December 31, 2006 were Wachovia Bank Commercial Mortgage Trust, General Electric Company, and Citigroup, Inc., which each comprise less than 1.0%, of total invested assets. Wachovia Bank Commercial Mortgage Trust, Goldman Equity Office Properties, and PARCS-R include multiple investment grade tranches.

The Company's largest three exposures by sector, as of December 31, 2007 and 2006, were commercial mortgage and real estate, financial services and residential mortgages which comprised approximately 28%, 14% and 10%, respectively, for 2007 and 26%, 13% and 8%, respectively, for 2006, of total invested assets.

The Company's investments in states, municipalities and political subdivisions are geographically dispersed throughout the United States. As of December 31, 2007 and 2006, the largest concentrations were in California, Oregon, and Illinois which each comprised less than 1% of total invested assets, respectively.

SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see the Investments section of Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2007 and 2006.

The following tables present amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007.

                                                                       2007
                                 LESS THAN 12 MONTHS                                           12 MONTHS OR MORE
                   AMORTIZED             FAIR            UNREALIZED          AMORTIZED                FAIR           UNREALIZED
                      COST              VALUE              LOSSES            COST                    VALUE             LOSSES
-----------------------------------------------------------------------------------------------------------------------------------
ABS                   $6,271             $5,789              $(482)                  $497                460              $(37)
CMOs
 Agency
  backed                 270                268                 (2)                    60                 59                (1)
 Non-agency
  backed                  97                 96                 (1)                    33                 32                (1)
CMBS                   5,493              5,010               (483)                 1,808              1,719               (89)
Corporate              8,354              7,920               (434)                 2,554              2,417              (137)
Government/Government
 agencies
 Foreign                  86                 84                 (2)                    43                 43                --
 United
  States                 136                135                 (1)                     7                  7                --
MBS                       49                 48                 (1)                   760                746               (14)
States,
municipalities
 and
 political
 subdivisions            383                373                (10)                   189                179               (10)
Redeemable
 preferred
 stock                     4                  2                 (2)                    --                 --                --
                    --------           --------           --------                -------           --------           -------
  TOTAL FIXED
   MATURITIES         21,143             19,725             (1,418)                 5,951              5,662              (289)
Common stock             106                102                 (4)                    --                 --                --
Non-redeemable
 preferred
 stock                   509                463                (46)                    20                 19                (1)
                    --------           --------           --------                -------           --------           -------
 TOTAL EQUITY            615                565                (50)                    20                 19                (1)
                    --------           --------           --------                -------           --------           -------
        TOTAL
  TEMPORARILY
     IMPAIRED
   SECURITIES        $21,758            $20,290            $(1,468)                $5,971             $5,681             $(290)
                    --------           --------           --------                -------           --------           -------

                                                  2007
                                                  TOTAL
                           AMORTIZED              FAIR              UNREALIZED
                             COST                 VALUE               LOSSES
-----------------------------------------------------------------------------------
ABS                           $6,768               $6,249                $(519)
CMOs
 Agency backed                   330                  327                   (3)
 Non-agency backed               130                  128                   (2)
CMBS                           7,301                6,729                 (572)
Corporate                     10,908               10,337                 (571)
Government/Government
 agencies
 Foreign                         129                  127                   (2)
 United States                   143                  142                   (1)
MBS                              809                  794                  (15)
States,
 municipalities and
 political
 subdivisions                    572                  552                  (20)
Redeemable preferred
 stock                             4                    2                   (2)
                           ---------            ---------            ---------
         TOTAL FIXED
          MATURITIES          27,094               25,387               (1,707)
Common stock                     106                  102                   (4)
Non-redeemable
 preferred stock                 529                  482                  (47)
                           ---------            ---------            ---------
        TOTAL EQUITY             635                  584                  (51)
                           ---------            ---------            ---------
   TOTAL TEMPORARILY
 IMPAIRED SECURITIES         $27,729              $25,971              $(1,758)
                           ---------            ---------            ---------

As of December 31, 2007, fixed maturities, comprised of approximately 2,920 securities, accounted for approximately 97% of the Company's total unrealized loss amount. The remaining 3% primarily consisted of non-redeemable preferred stock in the financial services sector, the majority of which were in an unrealized loss position for less than six months. Other-than-temporary impairments for certain ABS and CMBS are recognized if the fair value of the security, as determined by external pricing sources, is less than its cost or amortized cost and there has been a decrease in the present value of the expected cash flows since the last reporting period. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2007 that were deemed to be other-than-temporarily impaired.

Fixed maturity securities in an unrealized loss position for less than twelve months were comprised of approximately 1,850 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2007, 81% were securities priced at or greater than 90% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and corporate securities in the financial services sector, of which 78% had a credit rating of A or above as of December 31, 2007. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Fixed maturity securities depressed for twelve months or more as of December 31, 2007 were comprised of approximately 1,160 securities, with the majority of the unrealized loss amount relating to CMBS, corporate fixed maturities within the financial services sector and ABS. A description of the events contributing to the security types' unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

CMBS -- The CMBS in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the result of credit spreads widening from the security purchase date. The recent price depression resulted from widening credit spreads primarily due to tightened lending conditions and the market's flight to quality securities. However, commercial real estate fundamentals still appear strong with delinquencies, defaults and losses holding to relatively low levels. Substantially all of these securities are investment grade securities with an average price of 96% of amortized cost as of December 31, 2007. Future changes in fair value of these securities are primarily dependent on sector fundamentals, credit spread movements, and changes in interest rates.

CORPORATE -- Corporate securities in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the result of credit spreads widening from the security purchase date primarily due to tightened lending conditions and the market's flight to quality securities. Substantially all of these securities are investment grade securities with an average price of 96% of amortized cost. Future changes in fair value of these securities are primarily dependent on the extent of future issuer credit losses, return of liquidity, and changes in general market conditions, including interest rates and credit spread movements.

MORTGAGE LOANS

The carrying value of mortgage loans on real estate was $4.2 billion and $2.6 billion as of December 31, 2007 and 2006, respectively. The Company's mortgage loans are collateralized by a variety of commercial and agricultural properties. The mortgage loans are diversified both geographically throughout the United States and by property type. At December 31, 2007 and 2006, the Company held no impaired, restructured, delinquent or in-process-of-foreclosure mortgage loans. The Company had no valuation allowance for mortgage loans at December 31, 2007 and 2006.

The following table presents commercial mortgage loans by region and property type.

               COMMERCIAL MORTGAGE LOANS ON REAL ESTATE BY REGION

                                     DECEMBER 31, 2007                                 DECEMBER 31, 2006
                         CARRYING VALUE            PERCENT OF TOTAL        CARRYING VALUE            PERCENT OF TOTAL
------------------------------------------------------------------------------------------------------------------------
East North Central              $101                        2.4%                   $94                        3.6%
East South Central                --                         --                     --                         --
Middle Atlantic                  503                       12.1%                   470                       17.9%
Mountain                         101                        2.4%                    24                        0.9%
New England                      348                        8.4%                   166                        6.3%
Pacific                          959                       23.0%                   523                       19.9%
South Atlantic                   749                       18.0%                   551                       20.9%
West North Central                25                        0.6%                     6                        0.2%
West South Central               179                        4.3%                   100                        3.8%
Other (1)                      1,201                       28.8%                   697                       26.5%
                            --------                    -------               --------                    -------
               TOTAL          $4,166                      100.0%                $2,631                      100.0%
                            --------                    -------               --------                    -------

(1)  Includes multi-regional properties.

           COMMERCIAL MORTGAGE LOANS ON REAL ESTATE BY PROPERTY TYPE

                                     DECEMBER 31, 2007                                 DECEMBER 31, 2006
                      CARRYING VALUE               PERCENT OF TOTAL     CARRYING VALUE               PERCENT OF TOTAL
------------------------------------------------------------------------------------------------------------------------
Industrial                      $424                       10.2%                  $298                       11.3%
Lodging                          424                       10.2%                   413                       15.7%
Agricultural                     236                        5.7%                    58                        2.2%
Multifamily                      708                       17.0%                   250                        9.5%
Office                         1,550                       37.2%                 1,130                       43.0%
Retail                           702                       16.8%                   352                       13.4%
Other                            122                        2.9%                   130                        4.9%
                            --------                    -------               --------                    -------
               TOTAL          $4,166                      100.0%                $2,631                      100.0%
                            --------                    -------               --------                    -------

VARIABLE INTEREST ENTITIES ("VIE")

In the normal course of business, the Company becomes involved with variable interest entities primarily as a collateral manager and through normal investment activities. The Company's involvement includes providing investment management and administrative services, and holding ownership or other investment interests in the entities.

The following table summarizes the total assets, liabilities and maximum exposure to loss relating to VIEs for which the Company has concluded it is the primary beneficiary. Accordingly, the results of operations and financial position of these VIEs are included along with the corresponding minority interest liabilities in the accompanying consolidated financial statements.

                                     DECEMBER 31, 2007                                     DECEMBER 31, 2006
                    CARRYING                           MAXIMUM EXPOSURE   CARRYING                           MAXIMUM EXPOSURE
                    VALUE (1)       LIABILITY (2)         TO LOSS (3)     VALUE (1)       LIABILITY (2)         TO LOSS (3)
------------------------------------------------------------------------------------------------------------------------------
Collateralized
 loan obligations
 ("CLOs") and
 other funds (4)        $359             $199                 $171            $296             $167                 $136
Limited
 partnerships            309              121                  150             103               15                   75
Other investments
 (5)                      65               --                   81              --               --                   --
                       -----            -----                -----           -----            -----                -----
         TOTAL (6)      $733             $320                 $402            $399             $182                 $211
                       -----            -----                -----           -----            -----                -----

(1) The carrying value of CLOs and other funds and Other investments is equal to fair value. Limited partnerships are accounted for under the equity method.

(2) Creditors have no recourse against the Company in the event of default by the VIE.

(3) The maximum exposure to loss does not include changes in fair value or the Company's proportionate shares of earnings associated with limited partnerships accounted for under the equity method. The Company's maximum exposure to loss as of December 31, 2007 and 2006 based on the carrying value was $413 and $217, respectively. The Company's maximum exposure to loss as of December 31, 2007 and 2006 based on the Comany's initial co-investment or amortized cost basis was $402 and $211, respectively.

(4) The Company provides collateral management services and earns a fee associated with these structures.

(5) Other investments include investment structures that are backed by preferred securities.

(6) As of December 31, 2007 and 2006, the Company had relationships with six and four VIEs, respectively, where the Company was the primary beneficiary.

In addition to the VIEs described above, as of December 31, 2007, the Company held variable interests in four VIEs, where the Company is not the primary beneficiary and as a result, these are not consolidated by the Company. As of December 31, 2007, these VIEs included two collateralized bond obligations and two CLOs which are managed by HIMCO. These investments have been held by the Company for a period of one year. The maximum exposure to loss consisting of the Company's investments based on the amortized cost of the non-consolidated VIEs was approximately $100 as of December 31, 2007 For the year ended December 31, 2007 the Company recognized $1 of the maximum exposure to loss representing an other-than-temporary impairment recorded as a realized capital loss.

HIMCO is the collateral manager for four market value CLOs (included in the VIE discussion above) that invest in senior secured bank loans through total return swaps. For two of the CLOs, the Company has determined it is the primary beneficiary and accordingly consolidates the transactions. The maximum exposure to loss for these two consolidated CLOs, which is included in the "Collateral loan obligations and other funds" line in the table above, is $74 of which the Company has recognized a realized capital loss of $19. The Company is not the primary beneficiary for the remaining two CLOs, but maintains a significant involvement in the transactions. The maximum exposure to loss for these remaining two CLOs, included in the $100 in the preceding paragraph, is $14. The CLOs have triggers that allow the total return swap counterparty to terminate the transactions if the fair value of the aggregate referenced bank loan portfolio declines below a stated level.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options to achieve one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

On the date the derivative contract is entered into, the Company designates the derivative as a fair-value hedge, cash-flow hedge, foreign-currency hedge, net investment hedge, or held for other investment and/or risk management purposes.

The Company's derivative transactions are used in strategies permitted under the derivatives use plans required by the State of Connecticut and the State of New York insurance departments.

Derivative instruments are recorded in the consolidated balance sheets at fair value. Asset and liability values are determined by calculating the net position, taking into account income accruals and cash collateral held, for each derivative counterparty by legal entity and are presented as of December 31, as follows:

                                         ASSET VALUES        LIABILITY VALUES
                                       2007         2006     2007          2006
--------------------------------------------------------------------------------
Other investments                       $446         $271      $ --         $ --
Reinsurance recoverables                 128           --        --           22
Other policyholder funds and
 benefits payable                          2          172       801           --
Consumer notes                            --           --         5            1
Other liabilities                         --           --       354          589
                                      ------       ------  --------       ------
                               TOTAL    $576         $443    $1,160         $612
                                      ------       ------  --------       ------

The following table summarizes the derivative instruments used by the Company and the primary hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional value of derivative contracts represents the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 31, 2007 and 2006. The total ineffectiveness of all cash-flow, fair-value and net investment hedges and total change in value of other derivative-based strategies which do not qualify for hedge accounting treatment, including periodic derivative net coupon settlements, are presented below on an after-tax basis for the years ended December 31, 2007 and 2006.

                                                                                                            HEDGE
                                                                                                      INEFFECTIVENESS,
                                                NOTIONAL AMOUNT             FAIR VALUE                    AFTER-TAX
HEDGING STRATEGY                             2007             2006      2007          2006          2007           2006
-------------------------------------------------------------------------------------------------------------------------------
CASH-FLOW HEDGES
Interest rate swaps
 Interest rate swaps are primarily used
 to convert interest receipts on
 floating-rate fixed maturity securities
 to fixed rates. These derivatives are
 predominantly used to better match cash
 receipts from assets with cash
 disbursements required to fund
 liabilities.
 Interest rate swaps are also used to
 hedge a portion of the Company's
 floating-rate guaranteed investment
 contracts. These derivatives convert
 the floating-rate guaranteed investment
 contract payments to a fixed rate to
 better match the cash receipts earned
 from the supporting investment
 portfolio.                                    $4,019          $4,560      $73          $(19)           $1             $(8)
Foreign currency swaps
 Foreign currency swaps are used to
 convert foreign denominated cash flows
 associated with certain foreign
 denominated fixed maturity investments
 to U.S. dollars. The foreign fixed
 maturities are primarily denominated in
 euros and are swapped to minimize cash
 flow fluctuations due to changes in
 currency rates. In addition, foreign
 currency swaps are also used to convert
 foreign denominated cash flows
 associated with certain liability
 payments to U.S. dollars in order to
 minimize cash flow fluctuations due to
 changes in currency rates.                     1,226           1,420     (269)         (318)           (1)             (4)
FAIR-VALUE HEDGES
Interest rate swaps
 Interest rate swaps are used to hedge
 the changes in fair value of certain
 fixed rate liabilities and fixed
 maturity securities due to changes in
 the benchmark interest rate, LIBOR.            3,594           3,303      (38)            7            --              --
Foreign currency swaps
 Foreign currency swaps are used to
 hedge the changes in fair value of
 certain foreign denominated fixed rate
 liabilities due to changes in foreign
 currency rates.                                  696             492       25            (9)           --              --
                                          -----------       ---------  -------       -------       -------       ---------
   TOTAL CASH-FLOW AND FAIR-VALUE HEDGES       $9,535          $9,775    $(209)        $(339)         $ --            $(12)
                                          -----------       ---------  -------       -------       -------       ---------

                                                                                                         DERIVATIVE
                                                                                                      CHANGE IN VALUE,
                                                NOTIONAL AMOUNT             FAIR VALUE                    AFTER-TAX
HEDGING STRATEGY                             2007             2006      2007          2006          2007           2006
-------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENT AND/OR RISK MANAGEMENT
 ACTIVITIES
Interest rate swaps, caps and floors
 The Company uses interest rate swaps,
 caps and floors to manage duration risk
 between assets and liabilities in
 certain portfolios. In addition, the
 Company enters into interest rate swaps
 to terminate existing swaps in hedging
 relationships, thereby offsetting the
 changes in value of the original swap.        $6,666          $4,911     $ --          $(15)          $15            $(27)
Interest rate forwards
 The Company uses interest rate forwards
 to replicate the purchase of
 mortgage-backed securities to manage
 duration risk and liquidity.                      --             644       --            (4)           (1)              5
Foreign currency swaps and forwards
 The Company enters into foreign
 currency swaps and forwards to hedge
 the foreign currency exposures in
 certain of its foreign fixed maturity
 investments.                                     199             162       (8)          (11)           (5)             (7)
Credit default and total return swaps
 The Company enters into credit default
 swap agreements in which the Company
 assumes credit risk of an individual
 entity, referenced index or asset pool.
 These contracts entitle the Company to
 receive a periodic fee in exchange for
 an obligation to compensate the
 derivative counterparty should a credit
 event occur on the part of the
 referenced security issuers. The
 maximum potential future exposure to
 the Company is the notional value of
 the swap contracts, which is $1,202 and
 $786, after-tax, as of December 31,
 2007 and 2006, respectively.                   1,849           1,209     (235)          (92)          (83)             20
 The Company also assumes credit risk
 through total return and credit index
 swaps which reference a specific index
 or collateral portfolio. The maximum
 potential future exposure to the
 Company for the credit index swaps is
 the notional value and for the total
 return swaps is the cash collateral
 associated with the transaction, which
 has termination triggers that limit
 investment losses. As of December 31,
 2007 and 2006, the maximum potential
 future exposure to the Company from
 such contracts is $639 and $707,
 after-tax, respectively.                       1,731           1,629      (62)            1           (48)              1

                                                                                                         DERIVATIVE
                                                                                                      CHANGE IN VALUE,
                                                NOTIONAL AMOUNT             FAIR VALUE                    AFTER-TAX
HEDGING STRATEGY                             2007             2006      2007          2006          2007           2006
-------------------------------------------------------------------------------------------------------------------------------
 The Company enters into credit default
 swap agreements, in which the Company
 reduces credit risk to an individual
 entity. These contracts require the
 Company to pay a derivative
 counterparty a periodic fee in exchange
 for compensation from the counterparty
 should a credit event occur on the part
 of the referenced security issuer. The
 Company entered into these agreements
 as an efficient means to reduce credit
 exposure to specified issuers or
 sectors.                                      $3,494          $1,882      $56           $(8)          $38             $(6)
Yen fixed annuity hedging instruments
 The Company enters into currency rate
 swaps and forwards to mitigate the
 foreign currency exchange rate and yen
 interest rate exposures associated with
 the yen denominated individual fixed
 annuity product. The associated
 liability is adjusted for changes in
 spot rates which was $(66) and $12,
 after-tax, as of December 31, 2007 and
 2006, respectively, and offsets the
 derivative.                                    1,849           1,869     (115)         (225)           34             (64)
GMWB product derivatives
 The Company offers certain variable
 annuity products with a GMWB rider. The
 GMWB is a bifurcated embedded
 derivative that provides the
 policyholder with a GRB if the account
 value is reduced to zero through a
 combination of market declines and
 withdrawals. The GRB is generally equal
 to premiums less withdrawals. The
 policyholder also has the option, after
 a specified time period, to reset the
 GRB to the then-current account value,
 if greater. The notional value of the
 embedded derivative is the GRB balance.
 For a further discussion, see the
 Derivative Instruments section of Note
 2.                                            44,852          37,769     (707)           53          (430)             79
GMWB reinsurance contracts
 Reinsurance arrangements are used to
 offset the Company's exposure to the
 GMWB embedded derivative for the lives
 of the host variable annuity contracts.
 The notional amount of the reinsurance
 contracts is the GRB amount.                   6,579           7,172      128           (22)           83             (19)
GMWB hedging instruments
 The Company enters into derivative
 contracts to economically hedge
 exposure to the volatility associated
 with the portion of the GMWB
 liabilities which are not reinsured.
 These derivative contracts include
 customized swaps, interest rate swaps
 and futures, and equity swaps, put and
 call options, and futures, on certain
 indices including the S&P 500 index,
 EAFE index, and NASDAQ index.                 21,357           8,379      642           346           167             (77)

                                                                                                         DERIVATIVE
                                                                                                      CHANGE IN VALUE,
                                                NOTIONAL AMOUNT             FAIR VALUE                    AFTER-TAX
HEDGING STRATEGY                             2007             2006      2007          2006          2007           2006
-------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum benefit product
 reinsurance contracts
 Reinsurance arrangements are used to
 offset the Company's exposure to the
 GMIB and GMAB embedded derivatives for
 the lives of the host variable annuity
 contracts. The reinsurance contracts
 are accounted for as free-standing
 derivative contracts. The notional
 amount of the reinsurance contracts is
 the yen denominated GRB balance value
 converted at the year-end yen to U.S.
 dollar foreign spot exchange rate.           $18,065         $11,304     $(70)         $119         $(101)           $(35)
Equity index swaps and options
 The Company offers certain equity
 indexed products, which may contain an
 embedded derivative that requires
 bifurcation. The Company enters into
 S&P index swaps and options to
 economically hedge the equity
 volatility risk associated with these
 embedded derivatives. In addition, the
 Company is exposed to bifurcated
 options embedded in certain fixed
 maturity investments.                            149              25      (22)           (1)            1              --
Statutory reserve hedging instruments
 The Company purchases one and two year
 S&P 500 put option contracts to
 economically hedge the statutory
 reserve impact of equity risk arising
 primarily from GMDB and GMWB
 obligations against a decline in the
 equity markets.                                  661           2,220       18            29           (14)             (9)
Coinsurance and modified coinsurance
 reinsurance contract
 During 2007, a subsidiary insurance
 company entered into a coinsurance with
 funds withheld and modified coinsurance
 reinsurance agreement ("Agreement")
 with an affiliate reinsurance company
 to provide statutory surplus relief for
 certain life insurance policies. The
 Agreement is accounted for as a
 financing transaction for GAAP and
 includes a compound embedded
 derivative.                                      655              --       --            --            --              --
      TOTAL OTHER INVESTMENT AND/OR RISK
                   MANAGEMENT ACTIVITIES     $108,106         $79,175    $(375)         $170         $(344)          $(139)
                                          -----------       ---------  -------       -------       -------       ---------
                   TOTAL DERIVATIVES (1)     $117,641         $88,950    $(584)        $(169)        $(344)          $(151)
                                          -----------       ---------  -------       -------       -------       ---------

(1) Derivative change in value includes hedge ineffectiveness for cash-flow and fair-value hedges and total change in value, including periodic derivative net coupon settlements, of derivatives held for other investment and/or risk management activities.

The increase in notional amount since December 31, 2006, is primarily due to an increase in embedded derivatives associated with the GMWB rider, an increase in the related GMWB hedging derivatives, and an increase in the guaranteed minimum benefit riders reinsured from a related party. The Company offers certain variable annuity products with a GMWB rider, which is accounted for as an embedded derivative. For further discussion on the GMWB rider, refer to Note 8 of Notes to Consolidated Financial Statements. For further discussion of the internal reinsurance of the guaranteed minimum benefit riders, including GMIB and GMAB products, which are accounted for as free standing derivatives, refer to Note 8 and Note 16 of Notes to Consolidated Financial Statements.

The increase in notional of GMWB embedded derivatives is primarily due to additional product sales. The increase in notional of GMWB hedging derivatives primarily related to two customized swap contracts that were entered into during 2007 to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. These customized derivative contracts provide protection from capital markets risks based on policyholder behavior assumptions as specified by the Company. As of December 31, 2007, these swaps had a notional value of $12.8 billion and a market value of $50. Due to the significance of the non-observable inputs associated with pricing these derivatives, the initial difference between the transaction price and modeled value was deferred in accordance with EITF No. 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities" and included in Other Assets in the Condensed Consolidated Balance Sheets. The deferred loss of $51 will be recognized in retained earnings upon the adoption of SFAS 157. In addition, the change in value of the customized derivatives due to the initial adoption of SFAS 157 of $35 will also be recorded in retained earnings with subsequent changes in fair value recorded in net realized capital gains (losses).

The increase in notional of the reinsurance of guaranteed minimum benefit riders is primarily due GMIB product sales as well as depreciation of the U.S. dollar compared to the yen. Also contributing to the increase is a new reinsurance agreement entered into effective September 30, 2007, related to the GMAB rider, which is also accounted for as a free-standing derivative.

The decrease in net fair value of derivative instruments since December 31, 2006, was primarily related to GMWB related derivatives, the internal reinsurance contract associated with GMIB, and credit derivatives, partially offset by the Japanese fixed annuity hedging instruments, interest rate derivatives, and foreign currency swaps. The GMWB related derivatives decreased in value primarily due to liability model assumption updates and modeling refinements made during the year, including those for dynamic lapse behavior and correlations of market returns across underlying indices as well as those to reflect newly reliable market inputs for volatility. The internal reinsurance contract associated with GMIB decreased in value primarily as a result of liability model refinements, a decrease in interest rates, and changes in equity volatility levels. Credit derivatives, including credit default swaps, credit index swaps, and bank loan total return swaps, declined in value due to credit spreads widening. Credit spreads widened primarily due to the deterioration in the U.S. housing market, tightened lending conditions, the market's flight to quality securities, as well as increased likelihood of a U.S. recession. The Japanese fixed annuity contract hedging instruments increased in value primarily due to appreciation of the Japanese yen in comparison to the U.S. dollar. Interest rate derivatives increased in value primarily due to the decline in interest rates. The fair value of foreign currency swaps hedging foreign bonds increased primarily as a result of the sale of certain swaps that were in loss positions due to the weakening of the U.S. dollar in comparison to certain foreign currencies.

The total change in value for derivative-based strategies that do not qualify for hedge accounting treatment ("non-qualifying strategies"), including periodic derivative net coupon settlements, are reported in net realized capital gains (losses). For the years ended December 31, 2007 and 2006, these non-qualifying strategies resulted in after-tax net losses of $(344) and $(139), respectively. For the year ended December 31, 2007, net losses were primarily comprised of net losses on the GMWB related derivatives, net losses on credit derivatives, and net losses associated with the internal reinsurance of GMIB. The net losses on the GMWB rider embedded derivatives were primarily due to liability model assumption updates and modeling refinements made during the year, including those for dynamic lapse behavior and correlations of market returns across underlying indices, as well as other assumption updates made during the second quarter to reflect newly reliable market inputs for volatility. The net losses on credit derivatives, including credit default swaps, credit index swaps, and total return swaps, were due to credit spreads widening. The net losses associated with the internal reinsurance of GMIB were primarily driven by liability model refinements, a decrease in interest rates, and changes in equity volatility levels. For the year ended December 31, 2006, losses were largely comprised of losses on the reinsurance of GMIB, net losses on GMWB rider and hedging derivatives primarily driven by modeling refinements, net losses on interest rate derivatives due to an increase in interest rates, and net losses on the Japanese fixed annuity hedging instruments primarily due to an increase in Japan interest rates.

As of December 31, 2007 and 2006, the after-tax deferred net (losses) on derivative instruments recorded in accumulated other comprehensive income (loss) ("AOCI") that are expected to be reclassified to earnings during the next twelve months are $(16) and $(8), respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. For the year ended December 31, 2007 and 2006, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

For the year ended December 31, 2005, after-tax net gains (losses) representing the total ineffectiveness of all cash-flow hedges was $(6) and fair-value hedges was $2, while there were no net gains (losses) on net investment hedges.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in securities lending programs to generate additional income, whereby certain domestic fixed income securities are loaned for a specified period of time from the Company's portfolio to qualifying third parties, via two lending agents. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of securities lending programs, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2007 and 2006, the fair value of the loaned securities was approximately $2.1 billion and $1.6 billion, respectively, and was included in fixed maturities, equities, available for sale, and short-term investments in the consolidated balance sheets. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $6 and $2 for the years ended December 31, 2007 and 2006, respectively, which was included in net investment income.

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2007 and 2006, collateral pledged having a fair value of $355 and $441, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities and the collateral pledged at December 31, 2007 and 2006, were as follows:

                                            2007      2006
------------------------------------------------------------
LOANED SECURITIES AND COLLATERAL PLEDGED
ABS                                             $4        $3
CMO                                             21        --
CMBS                                           244       169
Corporate                                    1,554     1,339
MBS                                            221       152
Government/Government Agencies
 Foreign                                        14         4
 United States                                 303       327
Short-term                                       1        --
Preferred stock                                 53        --
                                          --------  --------
                                   TOTAL    $2,415    $1,994
                                          --------  --------

As of December 31, 2007 and 2006, the Company had accepted collateral relating to securities lending programs and collateral arrangements consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $3.3 billion and $1.8 billion, respectively. At December 31, 2007 and 2006, cash collateral of $3.1 billion and $1.6 billion, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities with a corresponding amount predominately recorded in other liabilities. At December 31, 2007 and 2006, cash received from derivative counterparties of $175 and $109, respectively, was netted against the derivative assets values in accordance with FSP FIN 39-1 and recorded in other assets. For further discussion on the adoption of FSP FIN 39-1, see Note 2. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. The Company incurred no counterparty default for the years ended December 31, 2007 and 2006. As of December 31, 2007 and 2006, noncash collateral accepted was held in separate custodial accounts.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2007 and 2006, the fair value of securities on deposit was approximately $14 and $9, respectively.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments.

For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts.

The Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument. Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans and short-term investments, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management.

For mortgage loans on real estate, fair values were estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans.

Derivative instruments are reported at fair value based upon either pricing valuation models, which utilize market data inputs and that are obtained from independent third parties or independent broker quotations.

Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate. For further discussion of other policyholder funds and derivatives, see
Note 1.

Fair value of consumer notes is based on discounted cash flow calculations based on the current market rates.

The carrying amount and fair values of the Company's financial instruments as of December 31, 2007 and 2006 were as follows:

                                        2007                          2006
                               CARRYING            FAIR       CARRYING          FAIR
                                AMOUNT             VALUE       AMOUNT           VALUE
----------------------------------------------------------------------------------------------
ASSETS
 Fixed maturities                $45,611          $45,611      $44,646          $44,646
 Equity securities                   722              722      276              276
 Policy loans                      2,016            2,016      2,009            2,009
 Mortgage loans on real
  estate                           4,166            4,169      2,631            2,619
 Short-term investments              752              752      694              694
 Other investments (1)               480              480      273              273
LIABILITIES
 Other policyholder funds
  and benefits payable
  (2)                            $15,148          $15,097      $13,931          $13,186
 Consumer notes                      809              814      258              260
                               ---------          -------      --                --

(1) 2007 and 2006 includes $446 and $271 of derivative related assets, respectively.

(2) Excludes universal life insurance contracts, including corporate owned life insurance.

5. REINSURANCE

The Company cedes insurance to other insurers in order to limit its maximum losses to diversify its exposures and provide surplus relief. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2007and 2006, the Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholder's equity.

In accordance with normal industry practice, the Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2007, the Company's policy for the largest amount retained on any one life doubled from $5 to $10 compared to the corresponding 2006 and 2005 periods.

Insurance fees, earned premiums and other were comprised of the following:

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2007           2006           2005
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $5,173         $4,360         $4,019
Reinsurance assumed                        13             19             39
Reinsurance ceded                        (694)          (719)          (798)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $4,492         $3,660         $3,260
                                     --------       --------       --------

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing all or a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies. Coinsurance with funds withheld is a form of coinsurance except that the investment assets that support the liabilities are withheld by the ceding company.

In addition, the Company reinsures the majority of minimum death benefit guarantees as well as guaranteed minimum withdrawal benefits, on contracts issued prior to July 2003, offered in connection with its variable annuity contracts.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $285, $241 and $378 for the years ended December 31, 2007, 2006 and 2005, respectively. The Company also assumes reinsurance from other insurers.

The Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $132, $166 and $130 in 2007, 2006 and 2005, respectively, and accident and health premium of $243, $259 and $221, respectively, to HLA.

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                       2007           2006           2005
--------------------------------------------------------------------------------
BALANCE, JANUARY 1, BEFORE
 CUMULATIVE EFFECT OF ACCOUNTING
 CHANGE, PRE-TAX                      $ 7,334        $ 7,101        $ 6,453
Cumulative effect of accounting
 change, pre-tax (SOP05-1)                (20)            --             --
BALANCE, JANUARY 1, AS ADJUSTED         7,314          7,101          6,453
Capitalization                          1,400          1,351          1,226
Amortization -- Deferred policy
 acquisitions costs and present
 value of future profits                 (817)        (1,033)          (945)
AMORTIZATION -- UNLOCK, PRE-TAX (1)       302           (142)            --
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other             194             57            367
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $8,393         $7,334         $7,101
                                     --------       --------       --------

(1) For a discussion of unlock effects, see Unlock Results in Note 1.

Estimated future net amortization expense of present value of future profits for the succeeding five years is as follows.

For the years ended December 31,
--------------------------------------------------------------------------------
2008                                                                         $27
2009                                                                         $27
2010                                                                         $25
2011                                                                         $23
2012                                                                         $22
--------------------------------------------------------------------------------

7. GOODWILL AND OTHER INTANGIBLE ASSETS

As of December 31, 2007 and December 31, 2006, the carrying amount of goodwill for the Company's Retail Products segment was $85 and for the Company's Individual Life segment was $101.

The Company's goodwill impairment test performed in accordance with SFAS No. 142 "Goodwill and Other Intangible Assets", resulted in no write-downs for the years ended December 31, 2007 and 2006.

For a discussion of present value of future profits that continue to be subject to amortization and aggregate amortization expense, see Note 6.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by the policyholder, are offset by the related liability changes within the same line item in the consolidated statements of operations. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2007, 2006 and 2005 there were no gains or losses on transfers of assets from the general account to the separate account.

Many of the variable annuity and universal life ("UL") contracts issued or reinsured by the Company offer various guaranteed minimum death and withdrawal benefits and UL secondary guarantee benefits. UL secondary guarantee benefits ensure that your policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. Guaranteed minimum death benefits are offered in various forms as described in further detail throughout this Note. The Company currently reinsures a significant portion of the death benefit guarantees associated with its in-force block of business. Changes in the gross guaranteed minimum death benefit ("GMDB") and UL secondary guarantee benefits sold with annuity and/or UL products accounted for and collectively known as "SOP 03-1 reserve liabilities" are as follows:

                                                                UL SECONDARY
                                               GMDB (1)        GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2007          $ 476                 7
Incurred                                           144                12
Unlock                                              (4)               --
Paid                                               (85)               --
                                                ------               ---
LIABILITY BALANCE AS OF DECEMBER 31, 2007         $531                19
                                                ------               ---

(1) The reinsurance recoverable asset related to the GMDB was $325 as of December 31, 2007. The reinsurance recoverable asset related to the UL Secondary Guarantees was $10 as of December 31, 2007.

                                                                UL SECONDARY
                                               GMDB (1)        GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2006          $ 158                 5
Incurred                                           130                 2
Unlock                                             294                --
Paid                                              (106)               --
                                                ------               ---
LIABILITY BALANCE AS OF DECEMBER 31, 2006         $476                 7
                                                ------               ---

(1) The reinsurance recoverable asset related to the GMDB was $316 as of December 31, 2006. The reinsurance recoverable asset related to the UL Secondary Guarantees was $6 as of December 31, 2006.

The net SOP 03-1 reserve liabilities are established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The SOP 03-1 reserve liabilities are recorded in Future Policy Benefits on the Company's balance sheet. Changes in the SOP 03-1 liabilities are recorded in benefits, losses and loss adjustment expenses in the Company's statement of income. In a manner consistent with the Company's accounting policy for deferred acquisition costs, the Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised. As described within the Unlock Results in Note 1, the Company unlocked its assumptions related to its SOP 03-1 reserves during the third quarter of 2007 and the fourth quarter of 2006.

The determination of the SOP 03-1 reserve liabilities and their related reinsurance recoverables, are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used as of December 31, 2007:

GMDB:

- 1000 stochastically generated investment performance scenarios for all issue years

- For all issue years, the weighted average return is 8% after fund fees, but before mortality and expense charges; it varies by asset class with a low of 3% for cash and a high of 11% for aggressive equities.

- Discount rate of 7.5% for issue year 2002 & prior; discount rate of 7% for issue year 2003 & 2004 and discount rate of 5.6% for issue year 2005 -- 2007.

- Volatilities also vary by asset class with a low of 1% for cash, a high of 15% for aggressive equities, and a weighted average of 12%.

- 100% of the Hartford experience mortality table was used for the mortality assumptions

- Lapse rates by calendar year vary from a low of 8% to a high of 13%, with an average of 11%

UL SECONDARY GUARANTEES:

- Discount rate of 4.75% for issue year 2004, discount rate of 4.50% for issue year 2005 & 2006, and discount rate of 4.25% for issue year 2007.

-   100% of the Hartford pricing mortality table for mortality assumptions.

- Lapse rates for single life policies average 3% in policy years 1-10, declining to 0% by age 95. Lapse rate for last survivor policies is 0.4%.

The following table provides details concerning GMDB exposure:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2007

                                                                                           RETAINED          WEIGHTED AVERAGE
                                                       ACCOUNT        NET AMOUNT          NET AMOUNT          ATTAINED AGE OF
                                                        VALUE          AT RISK             AT RISK               ANNUITANT
---------------------------------------------------------------------------------------------------------------------------------
Maximum anniversary value (MAV) (1)
MAV only                                                 $47,463         $3,557               $419                   65
With 5% rollup (2)                                         3,360            285                 67                   64
With Earnings Protection Benefit Rider (EPB) (3)           5,463            530                 85                   62
With 5% rollup & EPB                                       1,333            155                 30                   64
Total MAV                                                 57,619          4,527                601
Asset Protection Benefit (APB) (4)                        42,489            446                242                   62
Lifetime Income Benefit (LIB) (5)                         10,273             25                 25                   62
Reset (6) (5-7 years)                                      6,132             80                 80                   66
Return of Premium (7)/Other                               10,321             28                 28                   54
                                                     -----------       --------             ------                  ---
                                              TOTAL     $126,834         $5,106               $976                   63
                                                     -----------       --------             ------                  ---

(1) MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB: the death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB: the death benefit is the greatest of current account value or MAV, net premiums paid, or a benefit amount that ratchets over time, generally based on market performance.

(6) Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

(7) Return of premium: the death benefit is the greater of current account value and net premiums paid.

The Company offers certain variable annuity products with a GMWB rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. In addition, the Company has introduced features, for contracts issued beginning in the fourth quarter of 2005, that allow policyholders to receive the guaranteed annual withdrawal amount for as long as they are alive. Through this feature, the policyholder or their beneficiary will receive the GRB and the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap.

The GMWB represents an embedded derivative in the variable annuity contracts that is required to be reported separately from the host variable annuity contract. The GMIB and GMAB reinsurance represent free-standing derivatives and are carried at fair value and reported in other policyholder funds. See Note 16 for additional disclosure concerning reinsurance agreements. The fair value of the GMWB obligation, as well as the GMIB and GMAB obligations, assumed from a related party are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; market volatility assumptions for each underlying index based primarily on a blend of observed market

"implied volatility"; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions. In addition, management regularly evaluates the valuation model, incorporating emerging valuation techniques where appropriate, including drawing on the expertise of market participants and valuation experts. During, the second quarter of 2007, the Company reflected newly reliable market inputs for volatility on Standard and Poor's ("S&P") 500, National Association of Securities Dealers Automated Quotations ("NASDAQ") and Europe, Australasia and Far East ("EAFE") index options.

As of December 31, 2007 and December 31, 2006, the embedded derivative (liability) asset recorded for GMWB, before reinsurance or hedging, was $(707) and $53, respectively. During 2007, 2006 and 2005 the change in value of the GMWB, before reinsurance and hedging, reported in realized gains (losses) was $(661), $121and ($64), respectively. Included in the realized gain (loss) for the years ended December 31, 2007 and 2006 were liability model refinements, changes in policyholder behavior assumptions and changes in other assumptions to reflect newly reliable market inputs for volatility of a net $(234) and $(2), respectively.

As of December 31, 2007 and 2006, $46.3 billion, or 82%, and $37.3 billion, or 77%, respectively, of account value representing substantially all of the contracts written after July 2003 with the GMWB feature, were unreinsured. In order to minimize the volatility associated with the unreinsured GMWB liabilities, the Company has established a risk management strategy. During the second and third quarter of 2007, as part of the Company's risk management strategy, the Company purchased two customized swap contracts which hedge certain capital market risk components for the remaining term of certain blocks of the non-reinsured GMWB riders. As of December 31, 2007, these swaps had a notional value of $12.8 billion. These customized derivative contracts provide protection from capital markets risks based on policyholder behavior assumptions as specified by the Company. The Company also uses other derivative instruments to hedge its unreinsured GMWB exposure including interest rate futures, S&P 500 and NASDAQ index options and futures contracts and EAFE Index swaps to hedge GMWB exposure to international equity markets. The total (reinsured and unreinsured) GRB as of December 31, 2007 and 2006 was $44.8 billion and $37.8 billion, respectively.

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money' the Company's exposure, after reinsurance, as of December 31, 2007 and 2006, was $139 and $8, respectively. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis, the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $139.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                      AS OF                      AS OF
                                  DECEMBER 31,               DECEMBER 31,
                                      2007                       2006
--------------------------------------------------------------------------------
ASSET TYPE
Equity securities                     $109,354                   $104,687
Cash and cash equivalents                9,975                      8,931
                                   -----------                -----------
                     TOTAL            $119,329                   $113,618
                                   -----------                -----------

As of December 31, 2007, approximately 12% of the equity securities above were invested in fixed income securities through these funds and approximately 88% were invested in equity securities.

9. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Company's unlock, the Company unlocked the amortization of the sales inducement asset. See Note 1, for more information concerning the unlock.

Changes in deferred sales inducement activity were as follows for the years ended December 31,:

                                                         2007         2006
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                              $397         $359
Cumulative effect of accounting change, pre-tax (SOP
 05-1)                                                      (1)          --
BALANCE, JANUARY 1, AS ADJUSTED                            396          359
Sales inducements deferred                                  97           84
Unlock                                                     (15)           4
Amortization charged to income                             (33)         (50)
                                                        ------       ------
BALANCE, END OF PERIOD                                    $445         $397
                                                        ------       ------

10. COMMITMENTS AND CONTINGENCIES

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with mutual funds and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under ERISA. The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. . The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint . The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of the Sherman Act, RICO and ERISA claims.

REGULATORY DEVELOPMENTS

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without taking any action. Under the terms of the Agreement, The Hartford paid $115, of which $84 represents restitution for market timing, $5 represents restitution for issues relating to the compensation of brokers, and $26 is a civil penalty.

Hartford Life recorded charges of $54, after-tax, in the aggregate, none of which was attributed to the Company, through the first quarter of 2007 to establish a reserve for the market timing matters and, based on the settlement discussed above, Hartford Life recorded an additional charge of $21, after-tax, in the second quarter of 2007. In the second quarter of 2007, $75, after-tax, representing all of the charges that had been recorded at Hartford Life, was attributed to and recorded at the Company.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $27, $35 and $35 for the years ended December 31, 2007, 2006 and 2005, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense for the facility located in Simsbury, Connecticut, which expires on December 31, 2007, as this operating lease will be replaced by a capital lease between its parent Company HLA and Hartford Fire Insurance Company, amounted to approximately $6, $27 and $27 for the years ended December 31, 2007, 2006 and 2005, respectively.

Future minimum rental commitments on all operating leases are as follows:

2008                                                                         $17
2009                                                                          11
2010                                                                           8
2011                                                                           5
2012                                                                           2
Thereafter                                                                     2
                                                                            ----
                                                                     TOTAL  $ 45
                                                                            ----

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and the Company expects the audit to be concluded in early 2008. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $155, $174 and $184 related to the separate account DRD in the year ended December 31, 2007, December 31, 2006 and December 31, 2005, respectively. The 2007 benefit included a tax of $1 related to a true-up of the prior year tax return, the 2006 benefit included a benefit of $6 related to true-ups of prior years' tax returns and the 2005 benefit included a benefit of $3 related to a true-up of the prior year tax return

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to actual FTCs passed through by the mutual funds. The Company recorded benefits of $11 and $17 related to separate account FTC in the year ended December 31, 2007 and December 31, 2006, respectively. These amounts included benefits related to true-ups of prior years' tax returns of $0 and $7 in 2007 and 2006, respectively.

UNFUNDED COMMITMENTS

At December 31, 2007, the Company has outstanding commitments totaling $888, of which $616 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty fund and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2007 and 2006, the liability balance was $4 and $4, respectively. As of December 31, 2007 and 2006, $12 and $13, respectively, related to premium tax offsets were included in other assets.

11. INCOME TAX

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

Income tax expense (benefit) is as follows:

                                                      FOR THE YEARS ENDED
                                                          DECEMBER 31,
                                                 2007         2006         2005
--------------------------------------------------------------------------------
Current                                           $106         $115          $71
Deferred                                            62          (12)         136
                                                ------       ------       ------
                            INCOME TAX EXPENSE    $168         $103         $207
                                                ------       ------       ------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                            2007         2006         2005
--------------------------------------------------------------------------------
Tax provision at the U.S. federal
 statutory rate                              $318         $292         $391
Dividends received deduction                 (155)        (174)        (184)
Penalties                                       7           --            1
Foreign related investments                   (11)         (10)          (2)
Other                                           9           (5)           1
                                           ------       ------       ------
                                    TOTAL    $168         $103         $207
                                           ------       ------       ------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2007            2006
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $682            $568
Unrealized Loss on Investments                          294              --
Other Investment-related items                          455             179
Minimum tax credit                                      239             217
Foreign tax credit carryovers                            --               7
Other                                                    17              --
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      1,687             971
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition
 costs and reserves                                  (1,775)         (1,252)
Net unrealized gains on equity securities                --            (169)
Employee benefits                                       (36)            (39)
Other                                                    --              (2)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,811)         (1,462)
                                                  ---------       ---------
                    TOTAL DEFERRED TAX LIABILITY      $(124)          $(491)
                                                  ---------       ---------

The Company had current federal income tax (payable) receivable of $62 and $(78) as of December 31, 2007 and 2006, respectively.

In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes. Accordingly, no valuation allowance has been recorded.

The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2002. During 2005, the Internal Revenue Service ("IRS") commenced an examination of the Company's U.S. income tax returns for 2002 through 2003 that is anticipated to be completed in early 2008. The 2004 through 2006 examination will begin in 2008. The Company anticipates that it is reasonably possible that the Internal Revenue Service will issue the 2002-2003 Revenue Agent's Report within 12 months. The Company does not anticipate that the outcome of the audit will result in a material change to its financial position.

The Company adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, on January 1, 2007. As a result of the adoption, the Company recognized an $11 decrease in the liability for unrecognized tax benefits and a corresponding increase in the January 1, 2007 balance of retained earnings. The Company had no balance of unrecognized tax benefits as of January 1, 2007 or December 31, 2007. The Company classifies interest and penalties (if applicable) as income tax expense in the financial statements.

12. DEBT

CONSUMER NOTES

On September 8, 2006, Hartford Life Insurance Company filed a shelf registration statement with the SEC (Registration Statement No. 333-137215), effective immediately, for the offering and sale of Hartford Life Income Notes SM and Hartford Life medium-term notes (collectively called "Consumer Notes"). There are no limitations on the ability to issue additional indebtedness in the form of Hartford Life Income Notes SM and Hartford Life medium-term notes.

Institutional Solutions Group began issuing Consumer Notes through its Retail Investor Notes Program in September 2006. A Consumer Note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. In addition, discount notes, amortizing notes and indexed notes may also be offered and issued. Consumer Notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer Notes are offered weekly with maturities up to 30 years and varying interest rates and may include a call provision. Certain Consumer Notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits equal to the greater of $1 or 1% of the aggregate principal amount of the notes and $250 thousand per individual, respectively. Derivative instruments will be utilized to hedge the Company's exposure to interest rate risk in accordance with Company policy.

As of December 31, 2007 and 2006, $809 and $258 of consumer notes had been issued. As of December 31, 2007, these consumer notes have interest rates ranging from 4.75% to 6.25% for fixed notes and, for variable notes, either consumer price index plus 157 to 267 basis points, or indexed to the S&P 500, Dow Jones Industrials or the Nikkei 225. The aggregate maturities of consumer notes are as follows: $222 in 2008, $494 in 2009, $34 in 2010, $19 in 2011 and
$40 thereafter. For the year ended December 31, 2007 and 2006, interest credited to holders of consumer notes was $11 and $2, respectively.

13. STATUTORY RESULTS

                                                     FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                              2007          2006          2005
--------------------------------------------------------------------------------
Statutory net income                            $255          $777          $393
                                             -------       -------       -------
Statutory capital and surplus                 $4,448        $3,276        $3,022
                                             -------       -------       -------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2007, the maximum amount of statutory dividends which may be paid by the Company in 2008, without prior approval, is $445.

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $22, $22 and $21 for the years ended December 31, 2007, 2006 and 2005, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In 2004, the Company began allocating a percentage of base salary to the Plan for eligible employees. In 2007, employees who had salaries of less than $100,000 per year received a contribution of 1.5% of base salary and employees who had salaries of $100,000 or more per year received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $11, $9 and $8 for the years ended December 31, 2007, 2006 and 2005, respectively.

15. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2005 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan.

The Hartford has two primary stock-based compensation plans which are described below. Shares issued in satisfaction of stock-based compensation may be made available from authorized but unissued shares, shares held by The Hartford in treasury or from shares purchased in the open market. The Hartford typically issues new shares in satisfaction of stock-based compensation. Hartford Life was allocated compensation expense of $21 million, $19 million and $15 million for the years ended December 31, 2007, 2006 and 2005, respectively. Hartford Life's income tax benefit recognized for stock-based compensation plans was $7 million, $6 million and $5 million for the years ended December 31, 2007, 2006 and 2005, respectively. Hartford Life did not capitalize any cost of stock-based compensation.

STOCK PLAN

In 2005, the shareholders of The Hartford approved The Hartford 2005 Incentive Stock Plan (the "2005 Stock Plan"), which superseded and replaced The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors. The terms of the 2005 Stock Plan are substantially similar to the terms of these superseded plans.

The 2005 Stock Plan provides for awards to be granted in the form of non-qualified or incentive stock options qualifying under Section 422 of the Internal Revenue Code, stock appreciation rights, restricted stock units, restricted stock, performance shares, or any combination of the foregoing.

The fair values of awards granted under the 2005 Stock Plan are measured as of the grant date and expensed ratably over the awards' vesting periods, generally three years. For stock option awards granted or modified in 2006 and later, the Company began expensing awards to retirement-eligible employees hired before January 1, 2002 immediately or over a period shorter than the stated vesting period because the employees receive accelerated vesting upon retirement and therefore the vesting period is considered non-substantive. If, prior to the adoption of SFAS 123(R), the Company had been expensing stock option awards to retirement-eligible employees over the shorter of the stated vesting period or the date of retirement eligibility, then the Company would have recognized an immaterial increase in net income for the year ended December 31, 2005 and an immaterial decrease in net income for the year ended December 31, 2004. All awards provide for accelerated vesting upon a change in control of The Hartford as defined in the 2005 Stock Plan.

STOCK OPTION AWARDS

Under the 2005 Stock Plan, all options granted have an exercise price equal to the market price of The Hartford's common stock on the date of grant, and an option's maximum term is ten years. Certain options become exercisable over a three year period commencing one year from the date of grant, while certain other options become exercisable at the later of the three years from the date of grant or upon the attainment of specified market appreciation of The Hartford's common shares. For any year, no individual employee may receive an award of options for more than 1,000,000 shares. As of December 31, 2007, The Hartford had not issued any incentive stock options under any plans.

For all options granted or modified on or after January 1, 2004, The Hartford uses a hybrid lattice/Monte-Carlo based option valuation model (the "valuation model") that incorporates the possibility of early exercise of options into the valuation. The valuation model also incorporates The Hartford's historical termination and exercise experience to determine the option value. For these reasons, the Hartford believes the valuation model provides a fair value that is more representative of actual experience than the value calculated under the Black-Scholes model.

SHARE AWARDS

Share awards are valued equal to the market price of The Hartford's common stock on the date of grant, less a discount for those awards that do not provide for dividends during the vesting period. Share awards granted under the 2005 Plan and outstanding include restricted stock units, restricted stock and performance shares. Generally, restricted stock units vest after three years and restricted stock vests in three to five years. Performance shares become payable within a range of 0% to 200% of the number of shares initially granted based upon the attainment of specific performance goals achieved over a specified period, generally three years. The maximum award of restricted stock units, restricted stock or performance shares for any individual employee in any year is 200,000 shares or units.

EMPLOYEE STOCK PURCHASE PLAN

In 1996, The Hartford established The Hartford Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of The Hartford may purchase common stock of The Hartford at a 15% discount from the lower of the closing market price at the beginning or end of the quarterly offering period. Employees purchase a variable number of shares of stock through payroll deductions elected as of the beginning of the quarter. The fair value is estimated based on the 15% discount off of the beginning stock price plus the value of three-month European call and put options on shares of stock at the beginning stock price calculated using the Black-Scholes model.

16. TRANSACTIONS WITH AFFILIATES

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2007 and 2006 the Company had $4.8 billion and $3.8 billion of reserves for claim annuities purchased by affiliated entities. For the year ended December 31, 2007, 2006 and 2005, the Company recorded earned premiums of $525, $296 and $339 for these intercompany claim annuities. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

Hartford Life sells fixed market value adjusted ("MVA") annuity products to customers in Japan. The yen based MVA product is written by HLIKK, a wholly owned Japanese subsidiary of Hartford Life and subsequently reinsured to the Company. As of

December 31, 2007 and 2006, $1.8 billion and $1.7 billion, respectively, of the account value had been assumed by the Company.

Effective August 31, 2005, a subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with Hartford Life, Insurance KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life, Inc. ("Hartford Life"). Through this agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. Effective July 31, 2006, the agreement was modified to include the GMDB on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered reinsurance premium structure was implemented. On the date of recapture, HLAI forgave the reinsurance derivative asset of $110 and paid HLIKK $38. The net result of the recapture was recorded as a dividend of $93, after-tax. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by HLAI. While the form of the agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income.

Effective September 30, 2007, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMAB, GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. The reinsurance of the GMAB riders is accounted for as a free-standing derivative in accordance with SFAS 133. Accordingly, the reinsurance of the GMAB is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of the GMAB is an asset of $2 at December 31, 2007.

The initial fair value of the derivative associated with new business will be recorded as an in substance capital contribution or distribution between these related parties. As of December 31, 2007 and 2006, the fair value of the GMIB reinsurance derivative was an asset (liability) of $(72) and $119, respectively. During the year ended December 31, 2007 the Company recorded a net capital contribution (dividend) of $17 and a pre-tax realized loss of $156, representing the change in fair value of the GMIB reinsurance derivative. During the year ended December 31, 2006, the Company recorded a net capital contribution of $74 (including the net result of the recapture) and a pre-tax realized loss of $53, representing the change in fair value of the reinsurance derivative. (Included in the 2006 pre-tax loss amounts was a net $60 of losses related to changes in policyholder behavior assumptions and modeling refinements made by the Company during the year ended December 31, 2006.)

The methodology for calculating the value of the reinsurance derivative's for GMIB and GMAB are consistent with the methodology used by the Company in valuing the guaranteed minimum withdrawal benefit rider sold with U.S. variable annuities. The calculation uses risk neutral Japanese capital market assumptions and includes estimates for dynamic policyholder behavior. The resulting reinsurance derivative value in Japanese yen is converted to U.S. dollars at the spot rate. Should actual policyholder behavior or capital markets experience emerge differently from these estimates, the resulting impact on the value of the reinsurance derivative could be material to the results of operations.

The contracts underlying the GMIB and GMAB reinsurance contracts are 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money' the Company's exposure related to GMIB and GMAB, as of December 31, 2007 and 2006, was $130 and $0, respectively. However, for GMIB's, the only way the contract holder can monetize the excess of the GRB over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMIB's or over the annuity period only for other GMIB's. For GMAB's the only way that contract holder can monetize the excess of the GRB over the account value of the contract is through a lump sum payment after a ten year waiting period. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis, the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more than $130.

The Reinsurance Agreement for GMDB business is accounted for under SOP 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). As of December 31, 2007 the liability for the assumed reinsurance of the GMDB and the net amount at risk was $4 and $380, respectively. As of December 31, 2006 the liability for the assumed reinsurance of the GMDB and the net amount at risk was immaterial.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

Effective November 1, 2007, a subsidiary insurance company ("Ceding Company") entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement ("Agreement") with an affiliate reinsurance company ("Reinsurer") to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for GAAP. A standby unaffiliated third party Letter of Credit ("LOC") supports a portion of the statutory reserves that have been ceded to the Reinsurer.

17. QUARTERLY RESULTS FOR 2007 AND 2006 (UNAUDITED)

                                             MARCH 31,              JUNE 30,             SEPTEMBER 30,          DECEMBER 31,
                                        2007          2006     2007          2006     2007          2006     2007          2006
---------------------------------------------------------------------------------------------------------------------------------
Revenues                                $1,692        $1,623   $1,660        $1,272   $1,751        $1,523   $1,503        $1,671
Benefits, claims and expenses            1,360         1,286    1,551         1,198    1,337         1,259    1,450         1,512
Net income                                 262           259      110            93      290           231       78           148
                                       -------       -------  -------       -------  -------       -------  -------       -------

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Company") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable. Hartford Life maintains custody of all assets.
       (3)    (a) Principal Underwriting Agreement.(2)
              (b) Form of Dealer Agreement.(2)
       (4)    Form of the variable annuity contract.(2)
       (5)    The form of the application.(2)
       (6)    (a) Articles of Incorporation of Hartford.(3)
              (b) Bylaws of Hartford.(3)
       (7)    Not applicable.
       (8)    Participation Agreement.(1)
       (9)    Opinion and Consent of Christopher M. Grinnell, Assistant Vice
              President and Assistant General Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated herein by reference to the Post Effective Amendment No. 9, to the Registration Statement File No. 33-19947, dated May 1, 1995.

(2) Incorporated herein by reference to the Post Effective Amendment No. 10, to the Registration Statement File No. 33-19947, dated May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on File No. 333-66343, filed on February 8, 2001.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Robert Arena                        Senior Vice President
Simpa Baiye                         Assistant Actuary
Lynn R. Banziruk                    Assistant Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Christine D. Chaia                  Assistant Vice President
Kathleen C. Ciullo                  Vice President
Henry Collie                        Assistant Actuary
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Joseph G. Eck                       Vice President
Jason S. Frain                      Actuary, Assistant Vice President
John Giamalis                       Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Susan M. Hess                       Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Senior Vice President, Director*
Thomas P. Kalmbach                  Vice President and Actuary
Paula Knake                         Assistant Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President and General Counsel
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Alice Longworth                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Joseph F. Mahoney                   Vice President
Kenneth A. McCullum                 Senior Vice President and Actuary
Ernest M. McNeill, Jr.              Senior Vice President and Chief Accounting Officer
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Brian Murphy                        Executive Vice President
Jamie Ohl                           Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Sharon Roberts                      Vice President
Stephen Roche                       Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Assistant Vice President
James E. Trimble                    Senior Vice President and Chief Actuary

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Charles N. Vest                     Vice President and Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Co-Chief Executive Officer, Co-President, Director*
Richard J. Wirth                    Assistant Vice President
Lizabeth H. Zlatkus                 Chairman of the Board, Co-Chief Executive Officer, Co-President, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-119414, filed on February 8, 2008.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of January 31, 2008, there were 262,757 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account Two

     Hart Life Insurance Company - Separate Account One

     Hart Life Insurance Company - Separate Account Two

       (b) Directors and Officers of HSD

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena                      Senior Vice President/Business Line Principal and Director
Diana Benken                      Chief Financial Officer and Controller/FINOP
James Davey                       Senior Vice President/Business Line Principal
Peter Delehanty                   Senior Vice President/IIP Marketing
John N. Gamalis                   Treasurer
Stephen T. Joyce                  Senior Vice President/Business Line Principal
Kenneth A. McCullum               Senior Vice President
Vernon Meyer                      Senior Vice President
Brian Murphy                      Director
Mark A. Sides                     Chief Legal Officer and Secretary
Martin A. Swanson                 Vice President/Marketing
John C. Walters                   Chief Executive Officer, President and Director
William Wilcox                    Chief Legal Officer, AML Chief Compliance Officer

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 7th day of April, 2008.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO -
(DC VARIABLE ACCOUNT I)
(Registrant)

By:    John C. Walters                      *By:   /s/ Shane Daly
       -----------------------------------         -----------------------------------
       John C. Walters,                            Shane Daly
       Co-Chief Executive Officer,                 Attorney-in-Fact
       Co-President, Director*

By:    Lizabeth H. Zlatkus
       -----------------------------------
       Lizabeth H. Zlatkus,
       Chairman of the Board,
       Co-Chief Executive Officer,
       Co-President, Director*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters
       -----------------------------------
       John C. Walters,
       Co-Chief Executive Officer,
       Co-President, Director*

By:    Lizabeth H. Zlatkus
       -----------------------------------
       Lizabeth H. Zlatkus,
       Chairman of the Board,
       Co-Chief Executive Officer,
       Co-President, Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Stephen T. Joyce, Senior Vice President, Director*
Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
John C. Walters, Co-Chief Executive Officer,
  Co-President, Director*
Lizabeth H. Zlatkus, Chairman of the Board,
  Co-Chief Executive Officer, Co-President,
  Director*                                                        *By:   /s/ Shane Daly
                                                                          -----------------------------------
David M. Znamierowski, Executive Vice                                     Shane Daly
  President & Chief Investment Officer,                                   Attorney-in-Fact
  Director*                                                        Date:  April 7, 2008

33-19947

                                 EXHIBIT INDEX

      (1)  Opinion and Consent of Christopher M. Grinnell, Assistant Vice President and Assistant General
           Counsel.
      (2)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.